                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
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                                                  hours per response....... 5.0
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-08358
                                    -------------------------------------------

                          J.P. Morgan Mutual Fund Trust
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

      522 Fifth Avenue,  New York,                             NY 10036
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-348-4782
                                                   ----------------------------

Date of fiscal year end:  August 31, 2003
                         ------------------------------------------------------

Date of reporting period: September 1, 2002 through August 31, 2003
                         ------------------------------------------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

        Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

[GRAPHIC]

JPMORGAN FUNDS


ANNUAL REPORT AUGUST 31, 2003


MONEY MARKET FUNDS

100% U.S. TREASURY SECURITIES MONEY
   MARKET FUND

U.S. GOVERNMENT MONEY MARKET FUND

TREASURY PLUS MONEY MARKET FUND

FEDERAL MONEY MARKET FUND

CALIFORNIA TAX FREE MONEY MARKET FUND

NEW YORK TAX FREE MONEY MARKET FUND

TAX FREE MONEY MARKET FUND

LIQUID ASSETS MONEY MARKET FUND

PRIME MONEY MARKET FUND


[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS

President's Letter                                           1

Fund Facts:
   100% U.S. Treasury Securities Money Market Fund           3

   U.S. Government MoneyMarket Fund                          4

   Treasury Plus Money Market Fund                           5

   Federal Money Market Fund                                 6

   California Tax Free Money Market Fund                     7

   New York Tax Free MoneyMarket Fund                        8

   Tax Free Money Market Fund                                9

   Liquid Assets Money Market Fund                          10

   Prime Money Market Fund                                  11

Portfolios of Investments                                   12

Financial Statements                                       110

Notes to Financial Statements                              125

Financial Highlights                                       154


HIGHLIGHTS

- Economic weakness persists
- Investor optimism grows


NOT FDIC INSURED                MAY LOSE VALUE / NO BANK GUARANTEE

JPMORGAN FUNDS ARE DISTRIBUTED BY J.P. MORGAN FUND DISTRIBUTORS, INC.

JPMORGAN MONEY MARKET FUNDS


PRESIDENT'S LETTER                                               OCTOBER 6, 2003


DEAR SHAREHOLDER:

We are pleased to present this annual report for the JPMorgan Money Market Funds for the year ended August 31, 2003. Inside you will find in-depth information on our money market funds.

ECONOMIC WEAKNESS PERSISTS

The U.S. economy continued to send mixed signals through most of the period. In the autumn of 2002, investors were confronted with contradictory economic data, lackluster corporate earnings, a declining stock market and escalating geopolitical risk, all of which combined to hold back the recovery. In response, many elected to buy only the highest quality issues. In November, the Federal Reserve Board once again eased short-term interest rates, cutting them by 1/2 percent.

Dominating attention during the winter were concerns about an impending war with Iraq, the outbreak of SARS, an increased threat of terrorism and rising energy prices. In general, consumer prices were higher, suggesting that household real income had fallen. Energy was certainly more expensive, putting more pressure on the American consumer. In fact, consumer confidence -- which had remained strong through the recession -- began to falter. According to the Conference Board, the measure of consumer confidence fell in February to its lowest level since 1993.

INVESTOR OPTIMISM GROWS

Money market funds saw large inflows through most of the period. Despite low yields, money markets were seen as a safe haven by many risk-averse investors. However, investors had good news to celebrate during the spring, including a quick end to the combat phase of the Iraq war, better-than-expected corporate earnings, the passage of a new tax package and a more positive economic outlook. Business remained reluctant to invest and hire, but consumers were more optimistic and continued to take advantage of low mortgage interest rates. Money flowed back into riskier, higher yielding issues as investors took on more risk for the possibility of an increased return.

To support the emerging recovery, investors expected the Federal Reserve Board to ease interest rates by 1/2 percent. In June, however, the Fed cut the Federal Funds Rate by just 1/4 percent to 1%. Yields surged after the conservative cut as investors speculated that the easing cycle had ended. As economic fundamentals continued to improve, many economists predicted that third-quarter GDP growth could be near 5%.

In the months ahead, your portfolio managers will continue to work hard to maintain strong performance. They will try to obtain the highest possible yields while focusing on the preservation of your principal. The portfolio management team and all of us at JPMorgan Fleming Asset Management appreciate your continued investment with us and we anticipate serving your investment needs for many years to come. Should you have any questions, please feel free to contact the JPMorgan Funds Service Center at 1-800-348-4782.

Sincerely,

/s/ George C.W. Gatch

George C.W. Gatch
President
JPMorgan Funds

JPMORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND
AS OF AUGUST 31, 2003

   FUND FACTS

   Objective                           HIGH CURRENT INCOME WHILE MAINTAINING LIQUIDITY AND PROVIDING CAPITAL
                                       PRESERVATION

   Primary Investments                 DIRECT OBLIGATIONS OF THE U.S. TREASURY INCLUDING TREASURY BILLS, BONDS
                                       AND NOTES

   Suggested investment time frame     SHORT-TERM

   Share classes offered               MORGAN, PREMIER, AGENCY, AND INSTITUTIONAL SHARES

   Net assets                          $5.0 BILLION

   Average maturity                    78 DAYS

   S&P rating                          NOT RATED

   Moody's rating                      NOT RATED

   NAIC rating                         NOT RATED

   MATURITY SCHEDULE

   1 day                     0.0%
   2-7 days                  0.3%
   8-30 days                23.0%
   31-60 days               18.7%
   61-90 days               22.6%
   91-180 days              34.4%
   181+ days                 1.0%

   7-DAY SEC YIELD(1)

   Morgan Shares             0.41%
   Premier Shares            0.55%
   Agency Shares             0.75%
   Institutional Shares      0.80%

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yields for Morgan Shares, Premier Shares, Agency Shares and Institutional Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 0.31%, 0.54%, 0.68% and 0.69% for Morgan Shares, Premier Shares, Agency Shares and Institutional Shares, respectively.

A list of prior-day portfolio holdings of the JPMorgan 100% U.S. Treasury Securities Money Market Fund are now available upon request. Please contact your JPMorgan Fleming representative to obtain further information regarding this facility and information on holdings.

                                   (UNAUDITED)

JPMORGAN U.S. GOVERNMENT MONEY MARKET FUND
AS OF AUGUST 31, 2003

   FUND FACTS

   Objective                           HIGH CURRENT INCOME WHILE STILL MAINTAINING LIQUIDITY AND PRESERVING CAPITAL

   Primary Investments                 DIRECT OBLIGATIONS OF THE U.S. TREASURY AND ITS AGENCIES INCLUDING TREASURY
                                       BILLS, BONDS, NOTES, AND REPURCHASE AGREEMENTS

   Suggested investment time frame     SHORT-TERM

   Share classes offered               MORGAN, PREMIER, AGENCY, AND INSTITUTIONAL SHARES

   Net assets                          $9.5 BILLION

   Average maturity                    49 DAYS

   S&P rating*                         AAAm

   Moody's rating*                     Aaa

   NAIC rating*                        CLASS 1

* This rating is historical and is based upon the Fund's credit quality, market price exposure and management.

S&P has assigned the fund a rating of AAAm, which means safety is excellent and there is a superior capacity to maintain principal value and limit exposure to loss.

The National Association of Insurance Commissioners' (NAIC's) Class 1 status indicates that the Fund meets certain pricing and quality guidelines.

   MATURITY SCHEDULE

   1 day                     7.5%
   2-7 days                 21.9%
   8-30 days                17.3%
   31-60 days               19.1%
   61-90 days               10.3%
   91-180 days              23.0%
   181+ days                 0.9%

   7-DAY SEC YIELD(1)

   Morgan Shares             0.51%
   Premier Shares            0.65%
   Agency Shares             0.84%
   Institutional Shares      0.90%

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yields for Morgan Shares, Premier Shares, Agency Shares and Institutional Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 0.42%, 0.53%, 0.79% and 0.78% for Morgan Shares, Premier Shares, Agency Shares and Institutional Shares, respectively.

A list of prior-day portfolio holdings of the JPMorgan U.S. Government Money Market Fund are now available upon request. Please contact your JPMorgan Fleming representative to obtain further information regarding this facility and information on holdings.

                                   (UNAUDITED)

JPMORGAN TREASURY PLUS MONEY MARKET FUND
AS OF AUGUST 31, 2003

   FUND FACTS

   Objective                           HIGH CURRENT INCOME WHILE STILL MAINTAINING LIQUIDITY AND PRESERVING CAPITAL

   Primary Investments                 DIRECT OBLIGATIONS OF THE U.S. TREASURY INCLUDING TREASURY BILLS, BONDS AND
                                       NOTES AS WELL AS REPURCHASE AGREEMENTS WHICH ARE FULLY COLLATERALIZED
                                       BY OBLIGATIONS ISSUED OR GUARANTEED BY THE U.S. TREASURY

   Suggested investment time frame     SHORT-TERM

   Share classes offered               MORGAN, PREMIER, AGENCY, RESERVE AND INSTITUTIONAL SHARES

   Net assets                          $3.8 BILLION

   Average maturity                    44 DAYS

   S&P rating*                         AAAm

   Moody's rating*                     Aaa

   NAIC rating*                        EXEMPT

* This rating is historical and is based upon the Fund's credit quality, market price exposure and management.

S&P has assigned the fund a rating of AAAm, which means safety is excellent and there is a superior capacity to maintain principal value and limit exposure to loss.

The National Association of Insurance Commissioners' (NAIC's) exempt status indicates that the Fund meets certain pricing and quality guidelines.

   MATURITY SCHEDULE

   1 day                     0.0%
   2-7 days                 50.2%
   8-30 days                10.0%
   31-60 days               17.8%
   61-90 days                3.4%
   91-180 days              15.7%
   181+ days                 2.9%

   7-DAY SEC YIELD(1)

   Morgan Shares             0.44%
   Premier Shares            0.58%
   Agency Shares             0.78%
   Institutional Shares      0.83%
   Reserve Shares            0.33%

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yields for Morgan Shares, Premier Shares, Agency Shares, Reserve Shares and Institutional Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 0.31%, 0.54%, 0.69%, 0.69% and 0.28% for Morgan Shares, Premier Shares, Agency Shares, Reserve Shares and Institutional Shares, respectively.

A list of prior-day portfolio holdings of the JPMorgan Treasury Plus Money Market Fund are now available upon request. Please contact your JPMorgan Fleming representative to obtain further information regarding this facility and information on holdings.

                                   (UNAUDITED)

JPMORGAN FEDERAL MONEY MARKET FUND
AS OF AUGUST 31, 2003

   FUND FACTS

   Objective                           HIGH CURRENT INCOME WHILE STILL PRESERVING CAPITAL AND MAINTAINING LIQUIDITY

   Primary Investments                 DIRECT OBLIGATIONS OF THE U.S. TREASURY INCLUDING TREASURY BILLS, BONDS AND
                                       NOTES AS WELL AS OBLIGATIONS ISSUED OR GUARANTEED BY THE U.S. TREASURY AND
                                       ITS AGENCIES

   Suggested investment time frame     SHORT-TERM

   Share classes offered               MORGAN, PREMIER, AGENCY AND INSTITUTIONAL SHARES

   Net assets                          $3.6 BILLION

   Average maturity                    45 DAYS

   S&P rating*                         AAAm

   Moody's rating*                     Aaa

   NAIC rating*                        APPROVED

* This rating is historical and is based upon the Fund's credit quality, market price exposure and management.

S&P has assigned the fund a rating of AAAm, which means safety is excellent and there is a superior capacity to maintain principal value and limit exposure to loss.

The National Association of Insurance Commissioners' (NAIC's) "approved" status indicates that the Fund meets certain pricing and quality guidelines.

   MATURITY SCHEDULE

   1 day                    12.9%
   2-7 days                 12.3%
   8-30 days                44.9%
   31-60 days                8.9%
   61-90 days                6.4%
   91-180 days               8.4%
   181+ days                 6.2%

   7-DAY SEC YIELD(1)

   Morgan Shares             0.36%
   Premier Shares            0.61%
   Agency Shares             0.80%
   Institutional Shares      0.86%

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yields for Morgan Shares, Premier Shares, Agency Shares and Institutional Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 0.25%, 0.59%, 0.72% and 0.74% for Morgan Shares, Premier Shares, Agency Shares and Institutional Shares, respectively.

A list of prior-day portfolio holdings of the JPMorgan Federal Money Market Fund are now available upon request. Please contact your JPMorgan Fleming representative to obtain further information regarding this facility and information on holdings.

                                   (UNAUDITED)

JPMORGAN CALIFORNIA TAX FREE MONEY MARKET FUND
AS OF AUGUST 31, 2003

   FUND FACTS

   Objective                           HIGH CURRENT INCOME EXEMPT FROM FEDERAL AND CALIFORNIA INCOME TAXES;
                                       PRESERVING CAPITAL AND MAINTAINING LIQUIDITY*

   Primary Investments                 CALIFORNIA SHORT-TERM MUNICIPAL OBLIGATIONS

   Suggested investment time frame     SHORT-TERM

   Share classes offered               MORGAN SHARES

   Net assets                          $149.1 MILLION

   Average maturity                    56 DAYS

   S&P rating                          NOT RATED

   Moody's rating                      NOT RATED

   NAIC rating                         NOT RATED

   MATURITY SCHEDULE

   1 day                    15.1%
   2-7 days                 60.6%
   8-30 days                 1.3%
   31-60 days                1.3%
   61-90 days                3.5%
   91-180 days               2.7%
   181+ days                15.5%

   YIELDS

                                               TAXABLE
                                  7-DAY       EQUIVALENT
                               SEC YIELD(1)    YIELD(2)
--------------------------------------------------------
   Morgan Shares                  0.39%         0.66%

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yield for Morgan Shares reflects the reimbursements or waivers of certain expenses. Without these subsidies, the yield would have been 0.15%.

(2) Taxable Equivalent Yields are calculated based on the SEC yield divided by 1 minus the effective tax rate. The effective combined federal, state and local tax rate used for this illustration is 41.05%.

* A portion of the Fund's income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.

A list of portfolio holdings is available fifteen days after month end upon request. Please contact your JPMorgan Fleming representative or call 1-800-766-7722 to obtain further information.

                                   (UNAUDITED)

JPMORGAN NEW YORK TAX FREE MONEY MARKET FUND
AS OF AUGUST 31, 2003

   FUND FACTS

   Objective                           HIGH CURRENT INCOME EXCLUDED FROM GROSS INCOME AND EXEMPT FROM NEW YORK
                                       STATE AND NEW YORK CITY PERSONAL INCOME TAXES; PRESERVING CAPITAL AND
                                       MAINTAINING LIQUIDITY*

   Primary Investments                 NEW YORK SHORT-TERM MUNICIPAL OBLIGATIONS

   Suggested investment time frame     SHORT-TERM

   Share classes offered               MORGAN AND RESERVE SHARES

   Net assets                          $1.8 BILLION

   Average maturity                    52 DAYS

   S&P rating                          NOT RATED

   Moody's rating                      NOT RATED

   NAIC rating                         NOT RATED

   MATURITY SCHEDULE

   1 day                     9.5%
   2-7 days                 62.1%
   8-30 days                 1.6%
   31-60 days                4.0%
   61-90 days                1.4%
   91-180 days               6.2%
   181+ days                15.2%

   YIELDS

                                               TAXABLE
                                  7-DAY       EQUIVALENT
                               SEC YIELD(1)    YIELD(2)
--------------------------------------------------------
   Morgan Shares                  0.36%         0.63%
   Reserve Shares                 0.16%         0.28%

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yields for Morgan Shares and Reserve Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 0.25% for Morgan Shares and 0.07% for Reserve Shares.

(2) Taxable Equivalent Yields are calculated based on the SEC yield divided by 1 minus the effective tax rate. The effective combined federal, state and local tax rate used for this illustration is 43.10%.

* A portion of the Fund's income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.

A list of portfolio holdings is available fifteen days after month end upon request. Please contact your JPMorgan Fleming representative or call 1-800-766-7722 to obtain further information.

                                   (UNAUDITED)

JPMORGAN TAX FREE MONEY MARKET FUND
AS OF AUGUST 31, 2003

   FUND FACTS

   Objective                           HIGH CURRENT INCOME EXCLUDED FROM GROSS INCOME WHILE PRESERVING CAPITAL AND
                                       MAINTAINING LIQUIDITY

   Primary Investments                 SHORT-TERM MUNICIPAL OBLIGATIONS

   Suggested investment time frame     SHORT-TERM

   Share classes offered               MORGAN, PREMIER, AGENCY, AND INSTITUTIONAL SHARES

   Net assets                          $11.1 BILLION

   Average maturity                    50 DAYS

   S&P rating**                        AAAm

   Moody's rating                      NOT RATED

   NAIC rating                         NOT RATED

** This rating is historical and is based upon the Fund's credit quality, market price exposure and management.

S&P has assigned the fund a rating of AAAm, which means safety is excellent and there is a superior capacity to maintain principal value and limit exposure to loss.

   MATURITY SCHEDULE

   1 day                    15.3%
   2-7 days                 61.7%
   8-30 days                 2.5%
   31-60 days                2.7%
   61-90 days                1.2%
   91-180 days               3.3%
   181+ days                13.3%

   YIELDS

                                               TAXABLE
                                  7-DAY       EQUIVALENT
                               SEC YIELD(1)    YIELD(2)
--------------------------------------------------------
   Morgan Shares                  0.34%         0.52%
   Premier Shares                 0.48%         0.74%
   Agency Shares                  0.67%         1.03%
   Institutional Shares           0.73%         1.12%

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yields for Morgan Shares, Premier Shares, Agency Shares and Institutional Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 0.25%, 0.46%, 0.61% and 0.62% for Morgan Shares, Premier Shares, Agency Shares and Institutional Shares, respectively.

(2) Taxable equivalent yields are calculated based on the SEC yield divided by 1 minus the effective tax rate. The effective federal tax rate used for this illustration is 35.00%.

* A portion of the Fund's income distributions may be subject to the Alternative Minimum Tax (AMT), and some investors may be subject to certain state and local taxes.

A list of portfolio holdings is available fifteen days after month end upon request. Please contact your JPMorgan Fleming representative or call 1-800-766-7722 to obtain further information.

                                   (UNAUDITED)

JPMORGAN LIQUID ASSETS MONEY MARKET FUND
AS OF AUGUST 31, 2003

   FUND FACTS

   Objective                           HIGH CURRENT INCOME CONSISTENT WITH CAPITAL PRESERVATION AND SAME-DAY
                                       LIQUIDITY

   Primary Investments                 HIGH QUALITY, SHORT-TERM, U.S. DOLLAR-DENOMINATED MONEY
                                       MARKET INSTRUMENTS

   Suggested investment time frame     SHORT-TERM

   Share classes offered               MORGAN, PREMIER, AGENCY AND INSTITUTIONAL SHARES

   Net assets                          $2.6 BILLION

   Average maturity                    60 DAYS

   S&P rating                          NOT RATED

   Moody's rating                      NOT RATED

   NAIC rating                         NOT RATED

   MATURITY SCHEDULE

   1 day                    19.8%
   2-7 days                  6.9%
   8-30 days                21.3%
   31-60 days               15.7%
   61-90 days                5.4%
   91-180 days              28.9%
   181+ days                 2.0%

   7-DAY SEC YIELD(1)

   Morgan Shares             0.61%
   Premier Shares            0.75%
   Agency Shares             0.94%
   Institutional Shares      1.00%

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yields for Morgan Shares, Premier Shares, Agency Shares and Institutional Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 0.23%, 0.62%, 0.82% and 0.83% for Morgan Shares, Premier Shares, Agency Shares and Institutional Shares, respectively.

A list of prior-day portfolio holdings of the JPMorgan Liquid Assets Money Market Fund are now available upon request. Please contact your JPMorgan Fleming representative to obtain further information regarding this facility and information on holdings.

                                   (UNAUDITED)

JPMORGAN PRIME MONEY MARKET FUND
AS OF AUGUST 31, 2003

   FUND FACTS

   Objective                           HIGH CURRENT INCOME WHILE MAINTAINING LIQUIDITY AND PRESERVING CAPITAL

   Primary Investments                 HIGH QUALITY, SHORT-TERM, U.S. DOLLAR-DENOMINATED MONEY MARKET INSTRUMENTS

   Suggested investment time frame     SHORT-TERM

   Share classes offered               MORGAN, PREMIER, AGENCY, SELECT, CASH MANAGEMENT, INSTITUTIONAL, RESERVE, B
                                       AND C SHARES

   Net assets                          $49.4 BILLION

   Average maturity                    50 DAYS

   S&P rating*                         AAAm

   Moody's rating*                     Aaa

   NAIC rating*                        CLASS 1

* This rating is historical and is based upon the Fund's credit quality, market price exposure and management.

S&P has assigned the fund a rating of AAAm, which means safety is excellent and there is a superior capacity to maintain principal value and limit exposure to loss.

The National Association of Insurance Commissioners' (NAIC's) Class 1 status indicates that the Fund meets certain pricing and quality guidelines.

   MATURITY SCHEDULE

   1 day                     8.3%
   2-7 days                 14.8%
   8-30 days                31.8%
   31-60 days               16.6%
   61-90 days                5.4%
   91-180 days              21.3%
   181+ days                 1.8%

   7-DAY SEC YIELD(1)

   Morgan Shares             0.53%
   Premier Shares            0.67%
   Agency Shares             0.86%
   Select Shares             0.68%
   Cash Management Shares    0.17%
   Institutional Shares      0.92%
   Reserve Shares            0.42%
   B Shares                  0.08%
   C Shares                  0.08%

Past performance is not a guarantee of future results. Yields will fluctuate. An investment in a money market fund is not insured by the FDIC or any other government agency. Although money market funds strive to preserve the value of the investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

(1) The yields for Morgan Shares, Premier Shares, Agency Shares, Select Shares, Cash Management Shares, Institutional Shares, Reserve Shares, B Shares and C Shares reflect the reimbursements or waivers of certain expenses. Without these subsidies, the yields would have been 0.49%, 0.66%, 0.81%, 0.64%, 0.16%, 0.81%,
0.40%, (0.11%) and (0.11%) for Morgan Shares, Premier Shares, Agency Shares, Select Shares, Cash Management Shares, Institutional Shares, Reserve Shares, B Shares and C Shares, respectively.

A list of prior-day portfolio holdings of the JPMorgan Prime Money Market Fund are now available upon request. Please contact your JPMorgan Fleming representative to obtain further information regarding this facility and information on holdings.

                                   (UNAUDITED)

JPMORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND
Portfolio of Investments
As of August 31, 2003
(Amounts in thousands)

   PRINCIPAL
      AMOUNT    ISSUER                                                                  VALUE
---------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- 100.0%
---------------------------------------------------------------------------------------------
                U.S. TREASURY SECURITIES -- 100.0%
                U.S. Treasury Bills,
$     12,756     0.88%, 09/04/03                                                 $     12,755
     355,495     1.10%, 09/11/03                                                      355,386
     412,337     1.07%, 09/18/03                                                      412,128
     374,876     0.96%, 09/25/03                                                      374,636
     110,843     0.91%, 10/02/03                                                      110,756
     293,136     0.86%, 10/09/03                                                      292,869
     370,887     1.10%, 10/16/03                                                      370,377
     133,691     1.01%, 10/23/03                                                      133,495
      24,417     0.92%, 10/30/03                                                       24,380
     556,202     0.92%, 11/20/03                                                      555,065
     125,000     1.10%, 11/06/03                                                      124,748
     168,673     0.93%, 11/13/03                                                      168,356
     277,697     0.93%, 11/28/03                                                      277,062
     131,937     0.94%, 12/04/03                                                      131,614
      70,000     0.95%, 12/11/03                                                       69,814
     327,515     0.79%, 12/18/03                                                      326,736
     431,072     0.93%, 12/26/03                                                      429,780
     253,453     1.01%, 02/05/04                                                      252,342
     189,559     1.03%, 02/12/04                                                      188,674
     211,373     1.03%, 02/19/04                                                      210,336
     100,000     1.04%, 02/26/04                                                       99,488
      50,000    U.S. Treasury Notes & Bonds,
                 3.00%, 02/29/04                                                       50,407
---------------------------------------------------------------------------------------------
                Total Investments -- 100.0%                                      $  4,971,204
                (Cost $4,971,204)*
---------------------------------------------------------------------------------------------

                       See notes to financial statements.

JPMORGAN U.S. GOVERNMENT MONEY MARKET FUND
Portfolio of Investments
As of August 31, 2003
(Amounts in thousands)

   PRINCIPAL
      AMOUNT    ISSUER                                                                  VALUE
---------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- 100.0%
---------------------------------------------------------------------------------------------
                U.S. GOVERNMENT AGENCY SECURITIES -- 79.3%
                Federal Farm Credit Bank,
$     10,681     1.13%, 09/29/03, DN                                             $     10,672
      23,000     1.80%, 11/03/03                                                       23,001
      50,000     1.12%, 12/01/03, DN                                                   49,858
     100,000     1.00%, 04/15/04, FRN                                                  99,987
      75,000     1.04%, 05/14/04, DN                                                   74,445
     550,000     0.99%, 09/19/03, FRN                                                 550,000
                Federal Home Loan Bank,
      47,296     1.01%, 09/05/03, DN                                                   47,291
         405     5.13%, 09/15/03                                                          406
      49,143     1.01%, 10/22/03, DN                                                   49,073
      36,400     1.17%, 10/24/03, DN                                                   36,337
     179,525     1.14%, 11/07/03, DN                                                  179,144
     160,000     0.99%, 05/27/04, Ser. 369, FRN                                       159,934
     335,000     1.11%, 09/03/04, FRN                                                 335,000
                Federal Home Loan Mortgage Corp.,
      40,000     1.19%, 09/05/03, DN                                                   39,995
     114,653     1.12%, 09/11/03, DN                                                  114,617
       6,944     3.50%, 09/15/03                                                        6,950
     100,000     1.18%, 09/24/03, DN                                                   99,925
      15,000     1.19%, 09/30/03, DN                                                   14,986
      79,900     1.17%, 10/09/03, DN                                                   79,801
      98,885     1.18%, 10/20/03, DN                                                   98,726
      38,600     1.15%, 10/24/03, DN                                                   38,535
      50,000     1.06%, 10/30/03, DN                                                   49,914
      76,845     1.19%, 11/06/03, DN                                                   76,677
      68,000     6.38%, 11/15/03                                                       68,676
     190,009     0.88%, 11/21/03, DN                                                  189,633
     290,000     1.05%, 12/01/03, DN                                                  289,232
     192,000     1.00%, 12/15/03, DN                                                  191,441
      31,865     3.25%, 12/15/03                                                       32,053
     388,000     0.99%, 12/19/03, DN                                                  386,833
     170,000     1.04%, 12/23/03, DN                                                  169,445
      95,000     0.99%, 12/31/03, DN                                                   94,684
      49,000     3.25%, 01/15/04                                                       49,400
     110,000     1.30%, 01/29/04, DN                                                  109,404
     111,500     1.13%, 02/12/04, DN                                                  110,929
     135,565     1.15%, 02/26/04, DN                                                  134,798
      12,071     1.15%, 03/08/04, DN                                                   11,998
                Federal National Mortgage Association,
     227,500     1.10%, 09/10/03, DN                                                  227,438
     192,000     1.23%, 09/15/03, DN                                                  191,908
     130,400     1.15%, 09/24/03, DN                                                  130,304
     280,215     1.18%, 10/01/03, DN                                                  279,939
     355,000     1.19%, 10/08/03, DN                                                  354,564
     220,243     1.17%, 10/15/03, DN                                                  219,928

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT    ISSUER                                                                  VALUE
---------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
---------------------------------------------------------------------------------------------
$    293,368     1.17%, 10/22/03, DN                                             $    292,880
      66,658     1.04%, 10/29/03, DN                                                   66,546
     100,000     0.95%, 11/14/03, DN                                                   99,805
     180,000     1.14%, 11/19/03, DN                                                  179,549
     172,531     1.10%, 12/04/03, DN                                                  172,034
      94,000     0.95%, 12/10/03, DN                                                   93,753
      96,022     1.07%, 01/28/04, DN                                                   95,597
      36,300     1.14%, 02/18/04, DN                                                   36,105
     165,000     1.15%, 02/25/04, DN                                                  164,071
     225,000     0.98%, 05/27/04, FRN                                                 224,903
     272,000     0.98%, 06/17/04, MTN, FRN                                            271,957
     250,000     0.98%, 07/30/04, FRN                                                 249,827
                Student Loan Marketing Association,
      28,725     1.42%, 09/02/03, DN                                                   28,724
      32,029     1.03%, 09/12/03, DN                                                   32,019
      11,396     1.02%, 09/17/03, DN                                                   11,391
      26,500     1.00%, 09/23/03, DN                                                   26,484
                -----------------------------------------------------------------------------
                Total U.S. Government Agency Securities                             7,523,526
                (Cost $7,523,526)
                -----------------------------------------------------------------------------
                REPURCHASE AGREEMENTS -- 20.7%
     571,038    Deutsche Bank Securities, Inc., 1.07%, dated
                 08/29/03, due 09/02/03, repurchase price
                 $571,106, collateralized by U.S. Government
                 Agency Securities                                                    571,038

     691,179    Greenwich Capital Markets, Inc., 1.08%,
                 dated 08/29/03, due 09/02/03, repurchase
                 price $691,262, collateralized by U.S.
                 Government Agency Securities                                         691,179

     700,000    UBS Warburg LLC, 1.08%, dated 08/29/03,
                 due 09/02/03, repurchase price $700,084,
                 collateralized by U.S. Government
                 Agency Securities                                                    700,000
                -----------------------------------------------------------------------------
                Total Repurchase Agreements                                         1,962,217
                (Cost $1,962,217)
---------------------------------------------------------------------------------------------

                Total Investments -- 100.0%                                      $  9,485,743
                (Cost $9,485,743)*
---------------------------------------------------------------------------------------------

                       See notes to financial statements.

JPMORGAN TREASURY PLUS MONEY MARKET FUND
Portfolio of Investments
As of August 31, 2003
(Amounts in thousands)

   PRINCIPAL
      AMOUNT    ISSUER                                                                  VALUE
---------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- 100.0%
---------------------------------------------------------------------------------------------
                U.S. TREASURY SECURITIES -- 57.7%
                U.S. Treasury Bills,
$    275,000     0.81%, 09/04/03                                                 $    274,982
      75,000     1.11%, 09/11/03                                                       74,977
     275,000     0.81%, 09/18/03                                                      274,895
     285,000     1.03%, 10/09/03                                                      284,690
     335,000     1.16%, 10/16/03                                                      334,514
     120,000     0.99%, 11/28/03                                                      119,711
     100,000     0.90%, 12/11/03                                                       99,748
     200,000     0.91%, 12/26/03                                                      199,414
      50,000     0.91%, 01/02/04                                                       49,845
     150,000     1.03%, 02/19/04                                                      149,270
      50,000     1.02%, 02/26/04                                                       49,748
     100,000    U.S. Treasury Notes & Bonds,
                 2.13%, 08/31/04                                                      100,877
                -----------------------------------------------------------------------------
                Total U.S. Treasury Securities                                      2,012,671
                (Cost $2,012,671)
                -----------------------------------------------------------------------------

                REPURCHASE AGREEMENTS -- 42.3%
       5,000    Deutsche Bank Securities, Inc., 1.02%,
                 dated 08/29/03, due 09/02/03, repurchase
                 price $5,001, collateralized by U.S.
                 Treasury Securities                                                    5,000

     672,284    Deutsche Bank Securities, Inc., 1.02%,
                 dated 08/29/03, due 09/02/03, repurchase
                 price $672,360, collateralized by U.S.
                 Treasury Securities                                                  672,284

     100,000    Greenwich Capital Markets, Inc., 1.01%,
                 dated 08/29/03, due 09/02/03, repurchase
                 price $100,011, collateralized by U.S.
                 Treasury Securities                                                  100,000

     700,000    Merrill Lynch & Co., Inc., 1.01%, dated
                 08/29/03, due 09/02/03, repurchase
                 price $700,079, collateralized by U.S.
                 Treasury Securities                                                  700,000
                -----------------------------------------------------------------------------
                Total Repurchase Agreements                                         1,477,284
                (Cost $1,477,284)
---------------------------------------------------------------------------------------------

                Total Investments -- 100.0%                                      $  3,489,955
                (Cost $3,489,955)*
---------------------------------------------------------------------------------------------

                       See notes to financial statements.

JPMORGAN FEDERAL MONEY MARKET FUND
Portfolio of Investments
As of August 31, 2003
(Amounts in thousands)

   PRINCIPAL
      AMOUNT    ISSUER                                                                  VALUE
---------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- 100.0%
---------------------------------------------------------------------------------------------
                U.S. TREASURY SECURITIES -- 1.9%
                U.S. Treasury Bills,
$     11,946     0.90%, 09/04/03                                                 $     11,945
       6,046     0.88%, 11/20/03                                                        6,034
      50,000     1.04%, 02/26/04                                                       49,744
                -----------------------------------------------------------------------------
                Total U.S. Treasury Securities                                         67,723
                (Cost $67,723)
                -----------------------------------------------------------------------------
                U.S. GOVERNMENT AGENCY SECURITIES -- 98.1%
                Federal Farm Credit Bank,
      24,200     1.15%, 09/23/03, DN                                                   24,183
      62,350     1.17%, 09/29/03, DN                                                   62,293
      21,886     1.23%, 10/27/03, DN                                                   21,844
      22,000     1.80%, 11/03/03                                                       22,001
      10,500     1.19%, 11/13/03, DN                                                   10,475
      24,975     1.17%, 11/25/03, DN                                                   24,906
      17,475     1.27%, 01/06/04, DN                                                   17,397
     100,000     1.00%, 04/15/04, FRN                                                  99,987
     125,000     1.01%, 05/05/04, FRN                                                 124,996
     250,000     1.02%, 07/02/04, DN                                                  250,000
      50,000     1.04%, 07/09/04, DN                                                   49,549
     450,000     0.99%, 09/19/03, FRN                                                 449,999
                Federal Home Loan Bank,
      62,851     1.05%, 09/03/03, DN                                                   62,847
      72,704     1.00%, 09/05/03, DN                                                   72,696
      22,429     1.14%, 09/10/03, DN                                                   22,423
      42,700     1.12%, 09/12/03, DN                                                   42,685
      25,000     5.13%, 09/15/03                                                       25,037
      94,481     0.98%, 09/17/03, DN                                                   94,440
      60,000     1.03%, 10/08/03, DN                                                   59,937
     100,857     1.01%, 10/22/03, DN                                                  100,713
     136,862     1.02%, 10/24/03, DN                                                  136,657
       2,903     1.14%, 11/07/03, DN                                                    2,897
      25,870     5.38%, 01/05/04                                                       26,229
     170,000     1.05%, 01/07/04, DN                                                  169,368
      19,500     1.10%, 02/11/04, DN                                                   19,403
      48,150     3.75%, 04/15/04                                                       48,945
     120,000     0.99%, 05/27/04, Ser. 369, FRN                                       119,951
      50,000     3.38%, 06/15/04                                                       50,841
      19,500     1.13%, 07/21/04                                                       19,495
     110,000     1.11%, 09/03/04, FRN                                                 110,000
                Student Loan Marketing Association,
      66,334     1.02%, 09/02/03, DN                                                   66,332
     142,871     1.00%, 09/12/03, DN                                                  142,827
     239,445     1.02%, 09/15/03, DN                                                  239,350

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT    ISSUER                                                                  VALUE
---------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
---------------------------------------------------------------------------------------------
$     68,604     1.02%, 09/17/03, DN                                             $     68,573
     222,222     1.03%, 09/19/03, DN                                                  222,108
     113,500     1.00%, 09/23/03, DN                                                  113,431
      41,939     1.17%, 11/12/03, DN                                                   41,841
      19,570     1.25%, 12/02/03, DN                                                   19,507
      22,300     3.38%, 07/15/04                                                       22,701
                Tennessee Valley Authority,
     100,000     0.94%, 09/04/03, DN                                                   99,992
      95,000     0.99%, 09/18/03, DN                                                   94,955
      28,250     4.75%, 07/15/04                                                       29,103
                -----------------------------------------------------------------------------
                Total U.S. Government Agency Securities                            3,502,914
                (Cost $3,502,914)
---------------------------------------------------------------------------------------------

                Total Investments -- 100.0%                                      $  3,570,637
                (Cost $3,570,637)*
---------------------------------------------------------------------------------------------

                       See notes to financial statements.

JPMORGAN CALIFORNIA TAX FREE MONEY MARKET FUND
Portfolio of Investments
As of August 31, 2003
(Amounts in thousands)

   PRINCIPAL
      AMOUNT    ISSUER                                                                  VALUE
---------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- 100.0%
---------------------------------------------------------------------------------------------
                STATE AND MUNICIPAL OBLIGATIONS -- 100.0%
                CALIFORNIA -- 91.8%
$      1,500    ABAG Finance Authority for Nonprofit Corps,
                 Point Loma Nazarene University, Rev., FRDO,
                 0.90%, 09/04/03                                                 $      1,500
       1,500    ABN AMRO Munitops Certificate Trust,
                 Ser. 2003-1, GO, FRDO, AMBAC, 0.84%,
                 09/04/03                                                               1,500
       3,000    ABN AMRO Munitops Certificate Trust,
                 Ser. 2003-11, GO, FRDO, FSA, 1.20%,
                 06/01/04                                                               3,000
       1,200    Alameda County IDA, Scientific Technology
                 Project, Ser. A, Rev., FRDO, 0.90%, 09/03/03                           1,200
       3,135    Auburn Union School District, COP, FRDO,
                 FSA, 0.85%, 09/02/03                                                   3,135
         575    California Communities Housing Finance
                 Agency, Subordinated, Ser. B, Rev., FRDO,
                 0.85%, 09/04/03                                                          575
       1,300    California Economic Development Financing
                 Authority, IDR, Standard Abrasives
                 Manufacturing Project, Rev., FRDO, 0.85%,
                 09/03/03                                                               1,300
       1,000    California Educational Facilities Authority,
                 Loyola Marymount University, Ser. B, Rev.,
                 FRDO, MBIA, 0.85%, 09/04/03                                            1,000
         150    California Educational Facilities Authority,
                 Stanford University, FLOATS, Ser. PA-542,
                 Rev., FRDO, 0.86%, 09/03/03                                              150
         500    California Educational Facilities Authority,
                 University of San Francisco, Rev., FRDO,
                 0.85%, 09/04/03                                                          500
       2,700    California Health Facilities Financing
                 Authority, Ser. B, Rev., FRDO, AMBAC,
                 0.77%, 09/01/03                                                        2,700
       2,000    California Housing Finance Agency, Home
                 Mortgage, Ser. J, Rev., FRDO, FSA, 0.76%,
                 09/01/03                                                               2,000
         100    California Housing Finance Agency, Home
                 Mortgage, Ser. J, Rev., FRDO, MBIA, 0.76%,
                 09/01/03                                                                 100
         900    California Housing Finance Agency, Home
                 Mortgage, Ser. U, Rev., FRDO, MBIA, 0.76%,
                 09/01/03                                                                 900
         100    California Housing Finance Agency, Multi-Family
                 Housing, Ser. A, Rev., FRDO, 0.80%, 09/06/03                             100
       1,000    California Housing Finance Agency, Ser.
                 D, Rev., FRDO, FSA, 0.90%, 09/04/03                                    1,000

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT    ISSUER                                                                  VALUE
---------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
---------------------------------------------------------------------------------------------
                CALIFORNIA -- CONTINUED
$      1,000    California Infrastructure & Economic
                 Development Bank, IDR, Adams Rite
                 Manufacturing Co. Project, Ser. A, Rev.,
                 FRDO, 0.85%, 09/03/03                                           $      1,000
       1,610    California Infrastructure & Economic
                 Development Bank, IDR, Pleasant Mattress,
                 Inc. Project, Ser. A, Rev., FRDO, 0.85%, 09/01/03                      1,610
       1,950    California Infrastructure & Economic
                 Development Bank, IDR, Standard Abrasive
                 Manufacturing Project, Ser. A, Rev., FRDO,
                 0.85%, 09/04/03                                                        1,950
         400    California PCFA, PCR, ExxonMobil Project, Rev.,
                 FRDO, 0.70%, 09/01/03                                                    400
         100    California PCFA, Solid Waste Disposal, Gilton
                 Solid Waste Management, Ser. A, Rev., FRDO,
                 0.85%, 09/02/03                                                          100
       1,000    California Pollution Control Financing Authority,
                 PCR, Sierra Pacific Industries Project, Rev., FRDO,
                 0.85%, 09/03/03                                                        1,000
         535    California School Facilities Financing Corp.,
                 Capital Improvement Financing Project, Ser. B,
                 COP, FRDO, 0.85%, 09/01/03                                               535
       1,000    California State Department of Water
                 Resources, Power Supply, EAGLE, Ser. 2002-6017,
                 Class A, Rev., FRDO, AMBAC, 0.86%, 09/04/03                            1,000
         430    California State Department of Water Resources,
                 Power Supply, Ser. B-6, Rev., FRDO, 0.75%,
                 09/01/03                                                                 430
       4,000    California State Department of Water Resources,
                 Power Supply, Ser. C-12, Rev., FRDO, 0.85%,
                 09/03/03                                                               4,000
         700    California State Department of Water Resources,
                 Power Supply, Ser. C-13, Rev., FRDO, FSA, 0.79%,
                 09/03/03                                                                 700
         750    California State Municipal Securities Trust
                 Certificates, Ser. 1998-47, Class A, Rev., FRDO,
                 AMBAC, #, 0.90%, 09/03/03                                                750
         300    California State, Municipal Securities Trust
                 Receipts, Ser. SGA-40, GO, FRDO, FGIC, 0.83%,
                 09/01/03                                                                 300
         300    California State, Municipal Securities Trust
                 Receipts, Ser. SGA-55, GO, FRDO, FGIC, 0.83%,
                 09/03/03                                                                 300
      14,000    California State, Ser. A, RAN, 2.00%, 06/16/04                         14,092
       2,000    California Statewide Communities
                 Development Authority, Cathedral High School
                 Project, Rev., FRDO, 0.85%, 09/03/03                                   2,000

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT    ISSUER                                                                  VALUE
---------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
---------------------------------------------------------------------------------------------
                CALIFORNIA -- CONTINUED
$      2,000    California Statewide Communities
                 Development Authority, Kaiser Permanente,
                 Ser. A, Rev., FRDO, 0.91%, 09/03/03                             $      2,000
       3,000    California Statewide Communities
                 Development Authority, Kaiser Permanente,
                 Ser. A, Rev., FRDO, 1.38%, 12/04/03                                    3,000
       1,000    California Statewide Communities
                 Development Authority, Kaiser Permanente,
                 Ser. B, Rev., FRDO, 0.91%, 09/03/03                                    1,000
       1,000    California Statewide Communities
                 Development Authority, Multi-Family
                 Housing, Canyon Springs Apartments,
                 Ser. KK, Rev., FRDO, 0.85%, 09/04/03                                   1,000
       2,200    Charter Mac Floater Certificate Trust I,
                 Ser. CAL-1, MBIA, 1.00%, 09/04/03                                      2,200
       2,000    Charter Mac Floater Certificate Trust I, Ser. CAL-2,
                 Rev., FRDO, MBIA, 1.00%, 09/04/03                                      2,000
         900    Colton Redevelopment Agency,
                 Multi-Family Housing, 1985 Issue A,
                 Rev., FRDO, 0.75%, 09/04/03                                              900
         600    East Bay Municipal Utility District,
                 Water System, Sub Ser. A, Rev.,
                 FRDO, FSA, 0.76%, 09/03/03                                               600
       2,125    East Bay Municipal Utility District,
                 Water Systems, Sub Ser. B, Rev.,
                 FRDO, FSA, 0.80%, 09/03/03                                             2,125
       1,600    Elsinore Valley Municipal Water
                 District, COP, Ser. A, FRDO, FGIC,
                 0.85%, 09/04/03                                                        1,600
       1,000    Fremont Unified High School District,
                 Santa Clara County, GO, TRAN,
                 1.50%, 06/30/04                                                        1,005
       5,368    Glendale, California, Hospital, FLOATS,
                 Ser. 590, Rev., FRDO, MBIA, 0.88%, 09/04/03                            5,368
         300    Hayward, California, Multi-Family Housing,
                 Shorewoood, Ser. A, Rev., FRDO, 0.85%, 09/05/03                          300
         700    Irvine Ranch Water District, CONS,
                 Rev., FRDO, 0.75%, 09/01/03                                              700
         800    Irvine Ranch Water District, No. 102,
                 103, 105 & 106, GO, FRDO, 0.71%, 09/01/03                                800
         600    Irvine Ranch Water District, No. 105, 140,
                 240 & 250, GO, FRDO, 0.75%, 09/01/03                                     600
       2,300    Irvine Unified School District, Special Tax,
                 Community Facilities District No. 01-1,
                 FRDO, 0.75%, 09/01/03                                                  2,300
          69    Irvine, California, Improvement Bond Act of
                 1915, Assessment District No. 93-14, Special
                 Assessment, FRDO, 0.85%, 09/01/03                                         69

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT    ISSUER                                                                  VALUE
---------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
---------------------------------------------------------------------------------------------
                CALIFORNIA -- CONTINUED
$      2,400    Irvine, California, Improvement Bond Act of
                 1915, Assessment District No. 97-16, Rev.,
                 FRDO, 0.75%, 09/01/03                                           $      2,400
       3,000    La Quinta Redevelopment Agency, Tax
                 Allocation, Multi-Family Housing, MiraFlores
                 Apartments, Ser. A, Rev., FRDO, 0.80%, 09/04/03                        3,000
         200    Lodi, California, Electric Systems, COP, Ser. A,
                 FRDO, MBIA, 0.74%, 09/03/03                                              200
         100    Los Angeles County Metropolitan Transportation
                 Authority, Proposition C, Second Ser., Ser.
                 A, Rev., FRDO, MBIA, 0.85%,09/03/03                                      100
         415    Los Angeles County Metropolitan Transportation
                 Authority, Sales Tax, Floating Rate Receipts,
                 Ser. SG-54, 0.86%, 09/03/03                                              415
         100    Los Angeles Department of Water & Power,
                 Waterworks, Sub Ser. B-4, Rev., FRDO, 0.80%,
                 09/04/03                                                                 100
         575    Los Angeles Housing Authority, Multi-Family
                 Housing, Ser. A, Rev., FRDO, 0.80%, 09/02/03                             575
       2,000    Los Angeles Unified School District, Floating
                 Rate Trust Receipts, Ser. L-2-J,  Regulation D,
                 GO, FRDO, MBIA, 0.85%, 09/07/03                                        2,000
       2,000    Los Angeles Unified School District, Floating
                 Rate Trust Receipts, Ser. L-6-J, GO, FRDO, FSA,
                 1.10%, 09/30/03                                                        2,000
       1,840    Los Angeles, California, Single Family Mortgage,
                 FLOATS, Ser. PT-707, Rev., FRDO, 0.95%, 09/04/03                       1,840
       2,000    Los Angeles, California, Water & Power, Ser.
                 RR-II-R-4510, Rev., FRDO, MBIA, 0.86%, 09/02/03                        2,000
       1,000    Marysville Joint Unified School District, GO,
                 TRAN, 2.50%, 10/15/03                                                  1,001
       1,000    Metropolitan Water District of Southern
                 California, Waterworks, Ser. B-2, Rev., FRDO,
                 0.80%, 09/03/03                                                        1,000
       1,000    Monrovia Unified School District, Municipal
                 Securities Trust Receipts, Ser. SGA-70, GO, FRDO,
                 MBIA, 0.83%, 09/07/03                                                  1,000
       3,100    Newport Beach, California, Hoag Memorial
                 Presbyterian Hospital, Rev., FRDO, 0.76%, 09/01/03                     3,100
       3,000    Oceanside, California, Multi-Family Housing,
                 Lakeridge  Apartments Project, Rev., FRDO, 0.77%,
                 09/04/03                                                               3,000
         100    Ontario Redevelopment Agency, IDR, Safariland
                 Project, Rev., FRDO, 0.90%, 09/05/03                                     100
         300    Ontario Redevelopment Agency, Multi-Family
                 Housing, Seasons at Gateway, Sub Ser. B, Rev.,
                 FRDO, 0.85%, 09/04/03                                                    300
       2,000    Orange County Sanitation District, COP, Ser. A,
                 FRDO, 0.75%, 09/01/03                                                  2,000

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT    ISSUER                                                                  VALUE
---------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
---------------------------------------------------------------------------------------------
                CALIFORNIA -- CONTINUED
$        949    Orange County, Apartment Development Corp.,
                 Multi-Family Housing, Niguel Summit 2, Ser. B,
                 Rev., FRDO, 0.80%, 09/06/03                                     $        949
         700    Orange County, Apartment Development Corp.,
                 Multi-Family Housing, Pointe Niguel Project, Ser.
                 C, Rev., FRDO, 0.85%, 09/01/03                                           700
         800    Orange County, Apartment Development Corp.,
                 Wood Canyon Villas, Issue E, Rev., FRDO,
                 0.85%, 09/02/03                                                          800
       2,020    Pasadena, California, Rose Bowl Improvements
                 Project, COP, FRDO, 0.85%, 09/03/03                                    2,020
       1,500    Petaluma City School District, GO, TRAN, 2.00%,
                 06/30/04                                                               1,513
       1,000    Pleasant Hill Redevelopment Agency, Multi-Family
                 Housing, Chateau III, Ser. A, Rev., FRDO, 0.85%,
                 09/03/03                                                               1,000
         800    Riverside County Asset Leasing Corp., Southwest
                 Justice Center, Ser. B, Rev., FRDO, MBIA, 0.75%,
                 09/03/03                                                                 800
         900    Riverside Unified School District, School Facility
                 Bridge Program, COP, FRDO, FSA, 0.90%, 09/02/03                          900
       4,000    Sacramento County Housing Authority,
                 Multi-Family Housing, Ashford, Ser. D, Rev.,
                 FRDO, 0.77%, 09/04/03                                                  4,000
         550    San Bernardino County Housing Authority,
                 Multi-Family Housing, Victoria Terrace Project,
                 Ser. A, Rev., FRDO, 0.95%, 09/01/03                                      550
         300    San Diego, California, Multi-Family Housing,
                 Issue A, Rev., FRDO, 0.80%, 09/03/03                                     300
         370    San Francisco City & County Airports Commission,
                 International Airport, Municipal Securities Trust
                 Receipts, Ser. SG-110, Rev., FRDO, FGIC, 0.78%,
                 09/01/03                                                                 370
       1,000    San Francisco City & County Airports
                 Commission, International Airport, Municipal
                 Villa Monterey Securities Trust Receipts, Ser. SGA-50,
                 FRDO, MBIA, 0.86%, 09/02/03                                            1,000
       1,000    San Jose Unified School District/Santa Clara
                 County, GO, TRAN, 2.50%, 10/29/03                                      1,001
       1,000    San Jose, California, Airport, Ser. II-R-2004, Rev.,
                 FRDO, FSA, 0.86%, 09/04/03                                             1,000
         700    San Jose, California, Multi-Family Housing,
                 Apartments, Ser. F, Rev., FRDO,
                 0.80%, 09/04/03                                                          700
         500    Santa Ana Housing Authority, Multi-Family
                 Housing, Vintage Apartments, Ser. A, Rev.,
                 FRDO, 0.80%, 09/04/03                                                    500
         497    Santa Ana Unified School District, COP, FRDO,
                 0.80%, 09/02/03                                                          497

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT    ISSUER                                                                  VALUE
---------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
---------------------------------------------------------------------------------------------
                CALIFORNIA -- CONTINUED
$      1,000    Santa Clara Valley Transportation Authority, Rev.,
                 BAN, GAN, 3.00%, 12/04/03                                       $      1,004
       2,000    Santa Cruz County, GO, TRAN,  2.00%, 07/01/04                           2,015
       4,300    Solano County Board Education, GO, TRAN,
                 2.50%, 11/13/03                                                        4,307
         600    Three Valleys Municipal Water District, Miramar
                 Water Treatment, COP, FRDO, 0.85%, 09/03/03                              600
         425    Upland Community Redevelopment Agency,
                 Multi-Family Housing, Northwoods Project,
                 Ser. 168-A, Rev., FRDO, 0.80%, 09/03/03                                  425
       1,000    Visalia Unified School District, GO, TRAN, 2.00%,
                 09/04/04                                                               1,010
       4,000    West Contra Costa Unified School District, FLOATS,
                 Ser. PT-1828, GO, FRDO, FGIC, 0.86%, 09/04/03                          4,000
       1,000    West Contra Costa Unified School District, GO,
                 TRAN, 2.50%, 11/06/03                                                  1,001
                                                                                 ------------
                                                                                      137,487

                PUERTO RICO -- 8.2%
       2,000    Municipal Securities Trust Certificates, Ser.
                 7005, Class A, Special Obligation, FRDO, 0.78%,
                 09/03/03                                                               2,000
       2,100    Puerto Rico Commonwealth, Floating Rate Trust
                 Receipts, Ser. M-4J, GO, FRDO, FSA, 0.85%, 09/02/03                    2,100
       1,235    Puerto Rico Commonwealth, FLOATS, Ser. PT-1226,
                 0.81%, 09/06/03                                                        1,235
         510    Puerto Rico Commonwealth, GO, (p), 6.45%,
                 07/01/04                                                                 541
       2,000    Puerto Rico Electric Power Authority, Rev., FRDO,
                 1.60%, 09/05/03                                                        2,000
         400    Puerto Rico Highway & Transportation Authority,
                 FLOATS, Ser. 815-D, Rev., FRDO, MBIA, 0.86%,
                 09/04/03                                                                 400
         800    Puerto Rico Highway & Transportation Authority,
                 Ser. 816, Rev., FRDO, MBIA, 0.86%, 09/04/03                              800
       1,800    Puerto Rico Highway & Transportation Authority,
                 Ser. II-R-66, Rev., FRDO, MBIA-IBC, 0.86%, 09/03/03                    1,800
         170    Puerto Rico Highway & Transportation Authority,
                 Trust Receipts, Ser. B, Class F,  Rev., FRDO, MBIA,
                 0.83%, 09/04/03                                                          170
       1,300    TICS/TOCS Trust, Commonwealth
                 of Puerto Rico, Ser. 2001-2, GO,
                 FRDO, FSA, 0.83%, 09/05/03                                             1,300
                                                                                 ------------
                                                                                       12,346
---------------------------------------------------------------------------------------------
                Total Investments -- 100.0%                                      $    149,833
                (Cost $149,833)*
---------------------------------------------------------------------------------------------

                       See notes to financial statements.

JPMORGAN NEW YORK TAX FREE MONEY MARKET FUND
Portfolio of Investments
As of August 31, 2003
(Amounts in thousands)

   PRINCIPAL
      AMOUNT    ISSUER                                                                  VALUE
---------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- 100.0%
---------------------------------------------------------------------------------------------
                STATE AND MUNICIPAL OBLIGATIONS -- 100.0%
                NEW YORK -- 98.0%
$     12,000    ABN AMRO Munitops Certificates Trust, Ser.
                 1999-13, FRDO, FGIC, 0.85%, 09/03/03                            $     12,000
         455    Albany IDA, IDR, Newkirk Productions, Inc.
                 Project, Ser. A, Rev., FRDO, 0.90%, 09/04/03                             455
       2,300    Allegany County, IDA, Environmental Facilties,
                Atlantic Richfield Project, Rev., FRDO, 0.86%,
                09/01/03                                                                2,300
       9,950    Auburn, New York, Ser. B, GO, BAN,
                 1.38%, 06/11/04                                                        9,977
       1,150    Babylon IDA, IDR, Edwin Berger/Lambro
                 Industries, Rev., FRDO, 0.85%, 09/03/03                                1,150
      10,000    Beekmantown Central School District, GO, BAN,
                 1.30%, 06/25/04                                                       10,026
       2,000    Binghamton City School District, GO, BAN,
                 2.50%, 10/24/03                                                        2,002
      12,000    Board of Cooperative Educational Services
                 First Supervisory District, Suffolk County,
                 RAN, 1.38%, 06/28/04                                                  12,037
      11,300    Board of Cooperative Educational Services of
                 Second Supervisory District, Westchester, RAN,
                 1.50%, 06/30/04                                                       11,339
       4,990    Board of Cooperative Educational Services Sole
                 Supervisory District, Oswego County, GO, RAN,
                 1.50%, 06/25/04                                                        5,010
       3,700    Board of Cooperative Educational Services
                 Sole Supervisory District, Oswego County,
                 RAN, 1.25%, 06/30/04                                                   3,706
      10,000    Board of Cooperative Educational Services
                 Sole Supervisory District, Oswego County,
                 Rev., RAN, 1.38%, 06/29/04                                            10,031
       2,000    Board of Cooperative Educational Services
                 Sole Supervisory District, Oswego County,
                 Rev., RAN, 1.75%, 06/29/04                                             2,011
       2,500    Board of Cooperative Educational Services
                 Sole Supervisory District, Oswego County,
                 Ser. B, RAN, 1.50%, 06/30/04                                           2,508
         100    Broome County IDA, IDR,
                 Binghamton Realty Project, Rev.,
                 FRDO, 0.80%, 09/04/03                                                    100
       2,000    Canandaigua City School District,
                 GO, RAN, 1.50%, 05/06/04                                               2,002
       8,000    Candor Central School District,
                 GO, BAN, 2.15%, 11/21/03                                               8,011
       3,708    Chautauqua County, GO, BAN, 1.75%,
                 08/06/04                                                               3,732

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT    ISSUER                                                                  VALUE
---------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
---------------------------------------------------------------------------------------------
                NEW YORK -- CONTINUED
$     15,000    Chautauqua County, GO, TAN, 1.75%,
                 01/15/04                                                        $     15,028
       2,762    Clinton County, GO, BAN, 1.75%,
                 07/22/04                                                               2,779
       4,000    Copiague Union Free School District, GO, TAN,
                 1.50%, 06/29/04                                                        4,016
       3,390    Cortland County, GO, BAN, 3.00%,
                 03/05/04                                                               3,422
       2,000    Delhi Central School District, GO, RAN,
                 1.50%, 06/25/04                                                        2,006
       1,700    Dutchess County IDA, Civic Facilities, Marist
                 College, Ser. A, Rev., FRDO, 0.85%, 09/03/03                           1,700
       2,625    Dutchess County IDA, Marist College
                 Civic Facilities, Ser. A, Rev., FRDO,
                 0.85%, 09/01/03                                                        2,625
       4,000    Eagle Tax Exempt Trust, Weekly Option
                 Mode, Ser. 2002-6003, Class A, COP, Rev.,
                 FRDO, FSA, #, 0.86%, 09/04/03                                          4,000
       5,990    Eagle Tax Exempt Trust, Weekly Option
                 Mode, Ser. 3C-7, Class A, FRDO, #, 0.86%,
                 09/03/03                                                               5,990
       3,300    Eagle Tax Exempt Trust, Weekly Option
                 Mode, Ser. 3C-7, Class A, FRDO, #, 0.86%,
                 09/04/03                                                               3,300
      10,000    Eagle Tax Exempt Trust, Weekly Option
                 Mode, Ser. 94-3203, Class A, FRDO, #,
                 0.86%, 09/03/03                                                       10,000
       8,805    Eagle Tax Exempt Trust, Weekly Option
                 Mode, Ser. 94-3205, Class A, FRDO, #,
                 0.86%, 09/05/03                                                        8,805
       9,910    Eagle Tax Exempt Trust, Weekly Option
                 Mode, Ser. 94-3208, Class A, FRDO, #,
                 0.86%, 09/04/03                                                        9,910
      12,155    Eagle Tax Exempt Trust, Weekly Option
                 Mode, Ser. 96-3207, Class A, FRDO, #,
                 0.86%, 09/03/03                                                       12,155
       5,900    Eagle Tax Exempt Trust, Weekly Option
                 Mode, Ser. 96C-3203, Class A, FRDO, #,
                 0.86%, 09/04/03                                                        5,900
      14,850    Eagle Tax Exempt Trust, Weekly Option
                 Mode, Ser. 96C-3208, Class A, FRDO, #,
                 0.86%, 09/02/03                                                       14,850
       8,135    Eagle Tax Exempt Trust, Weekly Partner
                 Certificate, Class A, Rev., FRDO, AMBAC, #,
                 0.86%, 09/04/03                                                        8,135
      10,000    East Islip Union Free School District, GO,
                 TAN, 1.50%, 06/29/04                                                  10,037

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT    ISSUER                                                                  VALUE
---------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
---------------------------------------------------------------------------------------------
                NEW YORK -- CONTINUED
$      3,500    Elmira Heights Central School District, GO,
                 RAN, 1.25%, 10/23/03                                            $      3,502
       2,700    Erie County Water Authority, Ser. A, Rev.,
                 FRDO, AMBAC, 0.73%, 09/02/03                                           2,700
       1,400    Erie County Water Authority, Ser. B, Rev.,
                 FRDO, AMBAC, 0.73%, 09/02/03                                           1,400
       7,500    Fabius-Pompey Central School District, GO,
                 BAN, 1.38%, 12/12/03                                                   7,507
       4,000    Farmingdale Union Free School District, GO,
                 BAN, 2.25%, 11/19/03                                                   4,006
       4,000    Fayetteville-Manlius Central School District,
                 TAN, GO, 1.75%, 06/18/04                                               4,024
       5,355    Fonda-Fultonville Central School District, GO,
                 BAN, 1.90%, 04/09/04                                                   5,377
       2,820    Franklin County IDA, Trudeau Institute, Inc.
                 Project, Rev., FRDO, 0.80%, 09/05/03                                   2,820
       5,000    Fulton City School District, GO, RAN,
                 1.25%, 06/25/04                                                        5,010
       1,600    Glen Cove, New York, GO, BAN, 2.50%,
                 12/04/03                                                               1,603
         530    Glens Falls IDA, IDR, Broad Street Center
                 Project, Rev., FRDO, 0.88%, 09/02/03                                     530
      13,340    Gorham-Middlesex Central School District,
                 GO, BAN, 1.50%, 04/23/04                                              13,340
       7,275    Gorham-Middlesex Central School District,
                 GO, BAN, 1.75%, 01/23/04                                               7,275
       3,740    Great Neck North Water Authority, Water
                 System, Ser. A, Rev., FRDO, FGIC, 0.80%,
                 09/01/03                                                               3,740
       1,000    Guilderland IDA, IDR, Northeastern Industrial
                 Park, Ser. A, Rev., FRDO, 0.80%, 09/01/03                              1,000
       3,600    Hempstead Village, New York, GO, TAN,
                 2.00%, 12/11/03                                                        3,605
       2,000    Islip IDA, Brentwood Distribution Co. Facility,
                 Rev., FRDO, 0.85%, 09/03/03                                            2,000
       1,900    Jefferson County IDA, Fisher Gauge LTD
                 Facilities, Rev., FRDO, 0.90%, 09/05/03                                1,900
       5,000    Levittown Union Free School District, GO,
                 BAN, 1.50%, 10/16/03                                                   5,003
       8,780    Long Island Power Authority, Electric Systems,
                 Floating Rate Receipts, Ser. SG-125, 0.86%,
                 09/03/03                                                               8,780
       7,710    Long Island Power Authority, Electric Systems,
                 FLOATS, Ser. PA-1051, Rev., FRDO, FSA, 0.84%,
                 09/04/03                                                               7,710

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT    ISSUER                                                                  VALUE
---------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
---------------------------------------------------------------------------------------------
                NEW YORK -- CONTINUED
$      4,375    Long Island Power Authority, Electric Systems,
                 FLOATS, Ser. PA-368, Rev., FRDO, #, 0.93%,
                 09/02/03                                                        $      4,375
       4,360    Long Island Power Authority, Electric Systems,
                 FLOATS, Ser. PA-841, Rev., FRDO, FSA, 0.86%,
                 09/04/03                                                               4,360
       7,495    Long Island Power Authority, Electric Systems,
                 FLOATS, Ser. PT-386, 0.84%, 09/04/03                                   7,495
         462    Long Island Power Authority, Electric Systems,
                 Ser. 7, Sub Ser. 7-A, Rev., FRDO, MBIA, 0.76%,
                 09/03/03                                                                 462
       2,000    Long Island Power Authority, Electric Systems,
                 Ser. 7, Sub Ser. 7-B, Rev., FRDO, MBIA, 0.80%,
                 09/01/03                                                               2,000
       5,000    Long Island Power Authority, Electric Systems,
                 Ser. B, Rev., 3.00%, 06/01/04                                          5,074
         300    Long Island Power Authority, Electric Systems,
                 Ser. D, Rev., FRDO, FSA, 0.80%, 09/04/03                                 300
         700    Long Island Power Authority, Electric Systems,
                 Sub Ser. 3-B, Rev., FRDO, 0.80%, 09/01/03                                700
      20,000    Metroplitan Transport Authority, 0.85%,
                 09/04/03                                                              20,000
      15,000    Metropolitan Transportation Authority, 0.90%,
                 10/06/03                                                              15,000
       6,815    Metropolitan Transportation Authority,
                 Dedicated Tax Fund, FLOATS, Ser. PA-683,
                 0.86%, 09/07/03                                                        6,815
       3,300    Metropolitan Transportation Authority, EAGLE,
                 Ser. 2002-6021, Class A, Rev., FRDO, MBIA,
                 0.86%, 09/03/03                                                        3,300
       5,000    Metropolitan Transportation Authority, EAGLE,
                 Ser. 2002-6028, Class A, Rev., FRDO, MBIA,
                 0.86%, 09/04/03                                                        5,000
       5,990    Metropolitan Transportation Authority, FLOATS,
                 Ser. PT-1547, Rev., FRDO, FGIC, 0.86%, 09/04/03                        5,990
       7,020    Metropolitan Transportation Authority, Ser.
                 2003-6, Rev., FRDO, AMBAC, 0.96%, 09/04/03                             7,020
      10,000    Metropolitan Transportation Authority, Ser.
                 848-D, Rev., FRDO, FGIC, 0.88%, 09/04/03                              10,000
      13,775    Metropolitan Transportation Authority, Ser.
                 D-1, Rev., FRDO, FSA, 0.85%, 09/04/03                                 13,775
       5,700    Metropolitan Transportation Authority, Ser.
                 D-2, Rev., FRDO, FSA, 0.85%, 09/04/03                                  5,700
       4,200    Metropolitan Transportation Authority, Ser.
                 G-1, Rev., FRDO, AMBAC, 0.76%, 09/03/03                                4,200

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT    ISSUER                                                                  VALUE
---------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
---------------------------------------------------------------------------------------------
                NEW YORK -- CONTINUED
$      9,995    Metropolitan Transportation Authority,
                 Service Contract, FLOATS, Ser. PA-1042R, Rev.,
                 FRDO, MBIA, 0.86%, 09/04/03                                     $      9,995
       5,405    Metropolitan Transportation Authority,
                 Service Contract, FLOATS, Ser. PA-1105, Rev.,
                 FRDO, 0.86%, 09/04/03                                                  5,405
      10,000    Municipal Securities Trust Certificates, Ser.
                 2001-116, Class A, Rev., FRDO, #, (i), 0.83%,
                 09/04/03                                                              10,000
       1,820    Nassau County Interim Finance Authority,
                 FLOATS, Ser. PA-901, Rev., FRDO, AMBAC,
                 0.86%, 09/05/03                                                        1,820
       7,500    Nassau County Interim Finance Authority,
                 Municipal Securities Trust Receipts, Special
                 Tax, Ser. SGA-108, FRDO, 0.85%, 09/02/03                               7,500
       4,695    New Rochelle, New York, GO, BAN,
                 2.00%, 04/09/04                                                        4,720
       5,500    New York City Housing Development Corp.,
                 Multi-Family Housing, 55 Pierrepont
                 Development, Ser. A, Rev., FRDO, 0.80%,
                 09/02/03                                                               5,500
       2,670    New York City Housing Development Corp.,
                 Multi-Family Housing, Columbus Apartments,
                 Ser. A, Rev., FRDO, 0.80%, 09/03/03                                    2,670
       3,400    New York City Housing Development Corp.,
                 Multi-Family Rental Housing, 100 Jane Street
                 Development, Ser. A, Rev., FRDO, 0.82%,
                 09/05/03                                                               3,400
       3,300    New York City Housing Development Corp.,
                 Multi-Family Rental Housing, Columbus Green,
                 Ser. A, Rev., FRDO, 0.80%, 09/05/03                                    3,300
      13,100    New York City Housing Development Corp.,
                 Multi-Family Rental Housing, Lyric Development,
                 Ser. A, Rev., FRDO, 0.82%, 09/04/03                                   13,100
         300    New York City Housing Development Corp.,
                 Multi-Family Rental Housing, Tribeca Tower, Ser.
                 A, Rev., FRDO, 0.85%, 09/05/03                                           300
       3,300    New York City Housing Development Corp.,
                 Multi-Family Rental Housing, West 43rd Street
                 Development, Ser. A, Rev., FRDO, 0.82%,
                 09/02/03                                                               3,300
       2,400    New York City Housing Development Corp.,
                 Multi-Family Rental Housing, West 89th Street
                 Development, Ser. A, Rev., FRDO, 0.85%,
                 09/04/03                                                               2,400

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT    ISSUER                                                                  VALUE
---------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
---------------------------------------------------------------------------------------------
                NEW YORK -- CONTINUED
$      2,000    New York City IDA, Civic Facilities, Abraham
                 Joshua Heschel Project, Rev., FRDO, 0.90%,
                 09/04/03                                                        $      2,000
      13,920    New York City IDA, Civic Facilities, Center
                 for Jewish History Project, Rev., FRDO, 0.79%,
                 09/01/03                                                              13,920
       5,150    New York City IDA, Civic Facilities, Columbia
                 Grammar & Prep School, Rev., FRDO, 0.85%,
                 09/04/03                                                               5,150
       1,600    New York City IDA, Civic Facilities, Hewitt
                 School Project, Rev., FRDO, 0.85%, 09/04/03                            1,600
       4,660    New York City IDA, Civic Facilities, Jamaica
                 First Packaging LLC Project, Rev., FRDO,
                 0.85%, 09/02/03                                                        4,660
         580    New York City IDA, Civic Facilities, Municipal
                 Securities Trust Receipts, Ser. SGA-110, Rev.,
                 FRDO, 0.83%, 09/04/03                                                    580
       2,800    New York City IDA, IDR, DXB Videotape, Inc.
                 Project, Rev., FRDO, 0.90%, 09/03/03                                   2,800
       5,400    New York City IDA, Special Facilities, Korean
                 Airlines Co., Ser. C, Rev., FRDO, 0.78%,
                 09/03/03                                                               5,400
      30,100    New York City Metro Transit Authority,
                 1.10%, 09/08/03                                                       30,101
       8,000    New York City Municipal Water Finance
                 Authority, Water & Sewer System, Ser. F,
                 Sub Ser. F-1, Rev., FRDO, 0.79%, 09/02/03                              8,000
      15,960    New York City Municipal Water Finance
                 Authority, Water & Sewer Systems, Floating
                 Trust Receipts, Ser. 11, Rev., FRDO, FSA,
                 0.85%, 09/04/03                                                       15,960
       2,900    New York City Municipal Water Finance
                 Authority, Water & Sewer Systems, FLOATS,
                 Ser. PA-1076, Rev., FRDO, 0.87%, 09/04/03                              2,900
       5,100    New York City Municipal Water Finance
                 Authority, Water & Sewer Systems, FLOATS,
                 Ser. PA-1085, Rev., FRDO, FGIC, 0.86%,
                 09/04/03                                                               5,100
       8,410    New York City Municipal Water Finance
                 Authority, Water & Sewer Systems, FLOATS,
                 Ser. PA-447, Rev., FRDO, FGIC, 0.84%, 09/04/03                         8,410
       6,495    New York City Municipal Water Finance
                 Authority, Water & Sewer Systems, FLOATS,
                 Ser. PA-900, Rev., FRDO, 0.87%, 09/05/03                               6,495

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT    ISSUER                                                                  VALUE
---------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
---------------------------------------------------------------------------------------------
                NEW YORK -- CONTINUED
$      3,300    New York City Municipal Water Finance
                 Authority, Water & Sewer Systems, Municipal
                 Securities Trust Receipts, Ser. SGA-12, Rev.,
                 FRDO, 0.83%, 09/05/03                                           $      3,300
       7,255    New York City Municipal Water Finance
                 Authority, Water & Sewer Systems, Municipal
                 Securities Trust Receipts, Ser. SGA-13, Rev.,
                 FRDO, 0.83%, 09/05/03                                                  7,255
       2,390    New York City Municipal Water Finance
                 Authority, Water & Sewer Systems, Municipal
                 Securities Trust Receipts, Ser. SGB-25, Rev.,
                 FRDO, MBIA, 0.86%, 09/02/03                                            2,390
       9,000    New York City Municipal Water Finance
                 Authority, Water & Sewer Systems, Municipal
                 Securities Trust Receipts, Ser. SGB-27, Rev.,
                 FRDO, FSA, 0.86%, 09/04/03                                             9,000
       4,900    New York City Transit Authority, Metropolitan
                 Transportation Authority, Floating Rate Trust
                 Receipts, Triborough, COP, Ser. PMD-10, FRDO,
                 AMBAC, 0.88%, 09/01/03                                                 4,900
      20,000    New York City Transitional Finance Authority,
                 Floating Rate Receipts, Ser. L-21, Regulation D,
                 Rev., FRDO, 0.85%, 09/04/03                                           20,000
       9,995    New York City Transitional Finance Authority,
                 FLOATS, Ser. PA-830, Rev., FRDO, 0.86%,
                 09/04/03                                                               9,995
      11,355    New York City Transitional Finance Authority,
                 FLOATS, Ser. PA-831, Rev., FRDO, 0.86%,
                 09/04/03                                                              11,355
      13,160    New York City Transitional Finance Authority,
                 FLOATS, Ser. PT-406, Rev., FRDO, 0.86%,
                 09/04/03                                                              13,160
       9,610    New York City Transitional Finance Authority,
                 Future Tax Secured, Ser. A, Rev., FRDO, 0.80%,
                 09/04/03                                                               9,610
         600    New York City Transitional Finance Authority,
                 Future Tax Secured, Ser. A-2, Rev., FRDO, 0.85%,
                 09/02/03                                                                 600
       1,400    New York City Transitional Finance Authority,
                 Future Tax Secured, Ser. B, Rev., FRDO, 0.80%,
                 09/01/03                                                               1,400
       2,710    New York City Transitional Finance Authority,
                 Future Tax Secured, Sub Ser. B-3, Rev., FRDO,
                 0.80%, 09/01/03                                                        2,710
         400    New York City Transitional Finance Authority,
                 Future Tax Secured, Sub Ser. C-4, Rev., FRDO,
                 0.77%, 09/01/03                                                          400

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT    ISSUER                                                                  VALUE
---------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
---------------------------------------------------------------------------------------------
                NEW YORK -- CONTINUED
$        300    New York City Transitional Finance Authority,
                 Future Tax Secured, Sub Ser. C-5, Rev., FRDO,
                 0.82%, 09/01/03                                                 $        300
       8,385    New York City Transitional Finance Authority,
                 Merlots, Ser. A-40, Rev., FRDO, MBIA-IBC,
                 0.86%, 09/04/03                                                        8,385
       6,740    New York City Transitional Finance Authority,
                 Municipal Trust Certificates, Ser. ZTC-55,
                 Class A, Rev., FRDO, MBIA, 0.93%, 09/04/03                             6,740
       5,200    New York City Transitional Finance Authority,
                 New York City Recovery, Ser. 1, Sub Ser. 1-A,
                 Rev., FRDO, 0.80%, 09/04/03                                            5,200
       2,900    New York City Transitional Finance Authority,
                 Recovery, Ser. 3, Sub Ser. 3-C, Rev., FRDO,
                 0.79%, 09/02/03                                                        2,900
       2,200    New York City Transitional Finance Authority,
                 Recovery, Ser. 3, Sub Ser. 3-D, Rev., FRDO,
                 0.79%, 09/02/03                                                        2,200
         800    New York City Transitional Finance Authority,
                 Recovery, Ser. 3, Sub Ser. 3-H, Rev., FRDO,
                 0.82%, 09/01/03                                                          800
      10,000    New York City Transitional Finance Authority,
                 Rev., BAN, 2.50%, 11/06/03                                            10,015
       2,025    New York City Transitional Finance Authority,
                 Ser. 2003-1, FRDO, FGIC, 0.96%, 09/04/03                               2,025
      11,600    New York City Transitional Finance Authority,
                 Sub Ser. 2-A, Rev., FRDO, 0.80%, 09/01/03                             11,600
       9,100    New York City Transitional Finance Authority,
                 Sub Ser. 2-E, Rev., FRDO, 0.79%, 09/02/03                              9,100
       3,985    New York City Trust for Cultural Resources,
                 American Museum of Natural History, Ser. B,
                 Rev., FRDO, MBIA, 0.73%, 09/03/03                                      3,985
       2,588    New York City Trust for Cultural Resources,
                 Carnegie Hall, Rev., FRDO, 0.85%, 09/02/03                             2,588
      10,210    New York City Trust for Cultural Resources,
                 Floating Certificates, Ser. 162, Rev., FRDO,
                 AMBAC, 1.05%, 09/03/03                                                10,210
      10,920    New York City, New York, FLOATS, Ser. PA-878,
                 1.00%, 09/02/03                                                       10,920
       8,465    New York City, New York, FLOATS, Ser. PT-1670,
                 GO, FRDO, AMBAC, 0.84%, 09/04/03                                       8,465
       9,245    New York City, New York, FLOATS, Ser. PT-405,
                 0.86%, 09/02/03                                                        9,245
       9,720    New York City, New York, Merlots, Ser. A-36,
                 GO, FRDO, AMBAC, 0.86%, 09/03/03                                       9,720

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT    ISSUER                                                                  VALUE
---------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
---------------------------------------------------------------------------------------------
                NEW YORK -- CONTINUED
$      1,300    New York City, New York, Municipal Securities
                 Trust Receipts, Ser. SG-109, 0.86%, 09/01/03                    $      1,300
       1,000    New York City, New York, Municipal Securities
                 Trust Receipts, Ser. SGA-51, FRDO, AMBAC,
                 0.83%, 09/02/03                                                        1,000
         115    New York City, New York, Municipal Securities
                 Trust Receipts, Ser. SGB-33, GO, FRDO, FSA,
                 0.86%, 09/01/03                                                          115
      12,865    New York City, New York, Municipal Securities
                 Trust Receipts, Ser. SGB-36, GO, FRDO, AMBAC,
                 0.85%, 09/02/03                                                       12,865
         900    New York City, New York, Ser. B, GO, FRDO,
                 FGIC, 0.85%, 09/01/03                                                    900
         430    New York City, New York, Ser. B, Sub Ser. B-3,
                 GO, FRDO, MBIA, 0.85%, 09/01/03                                          430
         700    New York City, New York, Ser. B, Sub Ser. B-6,
                 GO, FRDO, MBIA, 0.80%, 09/01/03                                          700
       3,000    New York City, New York, Ser. F-2, GO, FRDO,
                 0.80%, 09/06/03                                                        3,000
         270    New York City, New York, Ser. H, Sub Ser. H-2,
                 GO, FRDO, MBIA, 0.80%, 09/01/03                                          270
       2,800    New York City, New York, Ser. H, Sub Ser. H-2,
                 GO, FRDO, MBIA, 0.80%, 09/01/03                                        2,800
       1,000    New York City, New York, Ser. H, Sub Ser. H-3,
                 GO, FRDO, FSA, 0.75%, 09/01/03                                         1,000
       2,800    New York City, New York, Ser. H, Sub Ser. H-6,
                 GO, FRDO, MBIA, 0.74%, 09/02/03                                        2,800
       2,400    New York City, New York, Ser. H, Sub Ser. H-6,
                 GO, FRDO, MBIA, 0.74%, 09/02/03                                        2,400
         100    New York City, New York, Sub Ser. A-4, GO,
                 FRDO, 0.80%, 09/01/03                                                    100
       1,400    New York City, New York, Sub Ser. A-4, GO,
                 FRDO, 0.80%, 09/01/03                                                  1,400
       1,700    New York City, New York, Sub Ser. A-6, GO,
                 FRDO, FSA, 0.80%, 09/01/03                                             1,700
       5,000    New York City, New York, Sub Ser. C-2, GO,
                 FRDO, 0.80%, 09/03/03                                                  5,000
       2,300    New York City, New York, Sub Ser. C-4, GO,
                 FRDO, 0.80%, 09/03/03                                                  2,300
       3,000    New York City, New York, Sub Ser. C-5, GO,
                 FRDO, 0.78%, 09/03/03                                                  3,000
       3,660    New York City, New York, Sub Ser. G-2, GO,
                 FRDO, 0.80%, 09/03/03                                                  3,660
       1,500    New York City, New York, Sub. Ser. E-4, GO,
                 FRDO, 0.85%, 09/01/03                                                  1,500

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT    ISSUER                                                                  VALUE
---------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
---------------------------------------------------------------------------------------------
                NEW YORK -- CONTINUED
$     10,420    New York Local Government Assistance Corp.,
                 Floating Rate Receipts, Ser. SG-100, Rev., FRDO,
                 MBIA-IBC, 0.84%, 09/04/03                                       $     10,420
       1,395    New York Local Government Assistance Corp.,
                 Floating Rate Receipts, Ser. SG-99, Rev., FRDO,
                 AMBAC, 0.84%, 09/03/03                                                 1,395
      12,100    New York Local Government Assistance Corp.,
                 Municipal Securities Trust Receipts, Ser.
                 SGA-59, Rev., FRDO, 0.85%, 09/01/03                                   12,100
      20,000    New York Local Government Assistance Corp.,
                 Senior Lien, Ser. A-BV, Rev., FRDO, FGIC, 0.73%,
                 09/04/03                                                              20,000
         900    New York Local Government Assistance Corp.,
                 Ser. A, Rev., FRDO, 0.75%, 09/01/03                                      900
       1,845    New York Local Government Assistance Corp.,
                 Ser. B, Rev., FRDO, 0.80%, 09/04/03                                    1,845
       1,250    New York Local Government
                 Assistance Corp., Ser. C, Rev., FRDO, 0.80%,
                 09/02/03                                                               1,250
       4,700    New York Local Government Assistance Corp.,
                 Ser. D, Rev., FRDO, 0.75%, 09/02/03                                    4,700
       2,800    New York Local Government Assistance Corp.,
                 Ser. G, Rev., FRDO, 0.73%, 09/02/03                                    2,800
       3,245    New York Mortgage Agency, FLOATS, Ser.
                 PA-657, Rev., FRDO, 0.87%, 09/07/03                                    3,245
       9,965    New York Mortgage Agency, FLOATS, Ser.
                 PA-77, 0.87%, 09/04/03                                                 9,965
       5,665    New York Mortgage Agency, FLOATS, Ser.
                 PA-870, Rev., FRDO, 0.87%, 09/04/03                                    5,665
       3,770    New York Mortgage Agency, FLOATS, Ser.
                 PT-1190, Rev., FRDO, 0.87%, 09/06/03                                   3,770
       3,860    New York State Dorm Authority, Beverwyck,
                 Inc., Rev., FRDO, 0.83%, 09/03/03                                      3,860
       9,415    New York State Dorm Authority, FLOATS,
                 Ser. PA-409, Rev., FRDO, AMBAC, 0.84%,
                 09/01/03                                                               9,415
       2,670    New York State Dorm Authority, FLOATS,
                 Ser. PA-419, Rev., FRDO, 0.84%, 09/01/03                               2,670
       6,995    New York State Dorm Authority, FLOATS,
                 Ser. PA-434, Rev., FRDO, FSA, 0.84%,
                 09/04/03                                                               6,995
       3,545    New York State Dorm Authority, FLOATS,
                 Ser. PA-449, 0.84%, 09/05/03                                           3,545
       9,340    New York State Dorm Authority, FLOATS,
                 Ser. PA-541, 0.84%, 09/07/03                                           9,340

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT    ISSUER                                                                  VALUE
---------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
---------------------------------------------------------------------------------------------
                NEW YORK -- CONTINUED
$        905    New York State Dorm Authority, FLOATS,
                 Ser. PT-130, 0.84%, 09/07/03                                    $        905
       5,860    New York State Dorm Authority, FLOATS,
                 Ser. PT-1447, Rev., FRDO, MBIA, 0.84%, 09/04/03                        5,860
       4,200    New York State Dorm Authority, FLOATS,
                 Ser. PT-1621, Rev., FRDO, MBIA, 0.84%, 09/04/03                        4,200
       4,910    New York State Dorm Authority, FLOATS,
                 Ser. PT-1742, Rev., FRDO, MBIA, 0.84%,
                 09/04/03                                                               4,910
       5,995    New York State Dorm Authority, FLOATS, Ser. PT-801,
                 Rev., FRDO, MBIA-IBC, 1.00%, 09/04/03                                  5,995
      30,000    New York State Dorm Authority, Mental
                 Health Services, Sub Ser. D-2E, Rev., FRDO,
                 0.85%, 09/02/03                                                       30,000
       2,000    New York State Dorm Authority, Municipal
                 Securities Trust Receipts, Ser. SGA-132, Rev.,
                 FRDO, 0.83%, 09/04/03                                                  2,000
         440    New York State Dorm Authority, New York
                 Public Library, Ser. A, Rev., FRDO, MBIA,
                 0.80%, 09/02/03                                                          440
       2,400    New York State Dorm Authority, Oxford University
                 Press, Inc., Rev., FRDO, 0.85%, 09/01/03                               2,400
      25,000    New York State Eagle Trust, FRDO, 0.86%,
                 09/04/03                                                              25,000
       9,345    New York State Energy Research &
                 Development Authority, FLOATS, Ser.
                 PA-411, 0.84%, 09/01/03                                                9,345
       1,100    New York State Energy Research &
                 Development Authority, PCR, New York
                 Electric & Gas, Ser. B, Rev., FRDO, 0.85%, 09/01/03                    1,100
       6,400    New York State Energy Research & Development
                 Authority, PCR, Orange & Rockland Project,
                 Ser. A, Rev., FRDO, FGIC, 0.73%, 09/01/03                              6,400
       7,477    New York State Environmental Facilities
                 Corp., Clean Water & Drinking, FLOATS,
                 Ser. 731, Rev., FRDO, 0.85%, 09/04/03                                  7,477
      10,625    New York State Environmental Facilities
                 Corp., PCR, FLOATS, Ser. PA-853, Rev.,
                 FRDO, 0.84%, 09/04/03                                                 10,625
      10,875    New York State Environmental Facilities Corp., Ser.
                 767, Rev., FRDO, FGIC, 0.85%, 09/04/03                                10,875
       3,900    New York State Housing Finance Agency,
                 10 Liberty Street, Rev., FRDO, 0.80%,
                 09/04/03                                                               3,900
       9,700    New York State Housing Finance Agency,
                 101 West End, Rev., FRDO, 0.78%,
                 09/04/03                                                               9,700

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT    ISSUER                                                                  VALUE
---------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
---------------------------------------------------------------------------------------------
                NEW YORK -- CONTINUED
$      9,150    New York State Housing Finance Agency,
                 101 West End, Rev., FRDO, 0.78%,
                 09/04/03                                                        $      9,150
       3,400    New York State Housing Finance Agency,
                 150 East 44th Street Housing, Ser. A,
                 Rev., FRDO, 0.78%, 09/03/03                                            3,400
      21,500    New York State Housing Finance Agency,
                 150 East 44th Street, Ser. A, Rev., FRDO,
                 0.78%, 09/04/03                                                       21,500
      10,300    New York State Housing Finance Agency,
                 Bennington Hills Housing, Ser. A, Rev.,
                 FRDO, 0.85%, 09/04/03                                                 10,300
       2,495    New York State Housing Finance Agency,
                 FLOATS, Ser. PA-143, Rev., FRDO,
                 0.93%, 09/06/03                                                        2,495
       8,640    New York State Housing Finance Agency,
                 FLOATS, Ser. PA-423, 0.84%, 09/07/03                                   8,640
       5,950    New York State Housing Finance Agency,
                 FLOATS, Ser. PA-805, Rev., FRDO, FSA,
                 0.84%, 09/04/03                                                        5,950
       3,205    New York State Housing Finance Agency, FLOATS,
                 Ser. PA-927, Rev., FRDO, AMBAC, 0.87%, 09/04/03                        3,205
       3,600    New York State Housing Finance Agency,
                 Lakeview Homes, Ser. II-A, Rev., FRDO,
                 0.85%, 09/04/03                                                        3,600
       4,600    New York State Housing Finance Agency,
                 Multi-Family Housing, Secured Mortgage,
                 Ser. A, Rev., FRDO, 0.82%, 09/02/03                                    4,600
         200    New York State Housing Finance
                 Agency, Multi-Family Housing, Ser. A,
                 Rev., FRDO, 0.85%, 09/03/03                                              200
       3,500    New York State Housing Finance Agency,
                 Normandie Court I Project, Rev., FRDO,
                 0.75%, 09/05/03                                                        3,500
      10,000    New York State Housing Finance Agency,
                 Ser. A, Rev., FRDO, 0.78%, 09/04/03                                   10,000
       9,200    New York State Housing Finance Agency,
                 Ser. A, Rev., FRDO, 0.85%, 09/03/03                                    9,200
       9,500    New York State Housing Finance Agency,
                 Ser. I, Rev., FRDO, 0.82%, 09/03/03                                    9,500
      10,000    New York State Housing Finance Agency,
                 Tallyrand Crescent, Rev., FRDO, 0.85%, 09/05/03                       10,000
       4,200    New York State Housing Finance Agency,
                 Union Square South Housing, Rev.,
                 FRDO, 0.85%, 09/04/03                                                  4,200
       8,400    New York State Medical Care Facilities
                 Finance Agency, FLOATS, Ser. PA-113,
                 Rev., FRDO, 0.84%, 09/04/03                                            8,400

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT    ISSUER                                                                  VALUE
---------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
---------------------------------------------------------------------------------------------
                NEW YORK -- CONTINUED
$      5,920    New York State Medical Care Facilities
                 Finance Agency, FLOATS, Ser. PA-408,
                 Rev., FRDO, FGIC, 0.84%, 09/01/03                               $      5,920
       5,625    New York State Medical Care Facilities
                 Finance Agency, FLOATS, Ser. PA-61,
                 FRDO, 0.87%, 09/04/03                                                  5,625
       3,125    New York State Medical Care Facilities
                 Finance Agency, FLOATS, Ser. PA-72, #,
                 0.87%, 09/01/03                                                        3,125
       8,140    New York State Medical Care Facilities
                 Finance Agency, FLOATS, Ser. PA-82,
                 0.87%, 09/04/03                                                        8,140
       3,350    New York State Medical Care Facilities
                 Finance Agency, FLOATS, Ser. PT-17,
                 0.84%, 09/01/03                                                        3,350
      13,100    New York State Thruway Authority,
                 Floating Rate Reciepts, Ser. SG-121,
                 Rev., FRDO, 0.87%, 09/04/03                                           13,100
      44,705    New York State Thruway Authority,
                 Floating Rate Trust Receipts, Ser.
                 SG-119, Rev., FRDO, 0.80%, 09/01/03                                   44,706
       8,250    New York State Thruway Authority,
                 General Highway & Bridge Trust Fund,
                 FLOATS, Ser. PT-1910, 0.84%, 09/04/03                                  8,250
       9,995    New York State Thruway Authority,
                 General Highway & Bridge Trust Fund,
                 FLOATS, Ser. PT-777, Rev., FRDO,
                 MBIA, 0.84%, 09/04/03                                                  9,995
       1,385    New York State Thruway Authority,
                 Municipal Securities Trust Receipts,
                 Ser. SGA-66, Rev., FRDO, 0.83%, 09/05/03                               1,385
       1,300    New York State Thruway Authority,
                 Rev., FRDO, FGIC, 0.85%, 09/01/03                                      1,300
         100    New York State Urban Development Corp.,
                 Floating Rate Trust Receipts, Ser. SG-163,
                 0.84%, 09/04/03                                                          100
       9,100    New York State Urban Development Corp.,
                 FLOATS, Ser. 768, Rev., FRDO, MBIA-IBC,
                 0.85%, 09/04/03                                                        9,100
       2,000    New York State, Housing Finance Agency,
                 Saxony Housing, 240 E. 39th St. Housing,
                 Rev., FRDO, 0.82%, 09/04/03                                            2,000
      25,520    New York State, Ser. A, GO, FRDO, 1.50%,
                 02/07/04                                                              25,522
      12,260    Newburgh City School District, GO, RAN,
                 1.38%, 05/27/04                                                       12,270
       6,000    Newburgh City School District, GO, RAN,
                 1.50%, 06/24/04                                                        6,021

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT    ISSUER                                                                  VALUE
---------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
---------------------------------------------------------------------------------------------
                NEW YORK -- CONTINUED
$     13,531    Newfane Central School District, GO, BAN,
                 1.60%, 02/19/04                                                 $     13,554
       4,995    Niagara Falls Bridge Commission, Tolls,
                 FLOATS, Ser. PA-530, 0.84%, 09/05/03                                   4,995
       6,700    Niagara Falls City School District, GO, RAN,
                 2.50%, 10/10/03                                                        6,703
       6,820    Oneida County IDA, Champion Home, Rev.,
                 FRDO, 0.90%, 09/04/03                                                  6,820
       3,060    Oneida County IDA, Rev., FRDO, 1.05%, 09/05/03                          3,060
       8,800    Oneida Indian Nation, Rev., FRDO, 0.80%, 09/03/03                       8,800
       5,275    Onondaga County IDA, IDR, Albany
                 Molecular Research Project, Rev., FRDO,
                 0.85%, 09/03/03                                                        5,275
       3,675    Orangetown, New York, Ser. B, GO, BAN,
                 1.50%, 01/15/04                                                        3,675
      19,405    Oxford Academy & Central School District,
                 GO, BAN, 1.38%, 06/18/04                                              19,465
       2,000    Oyster Bay, New York, Ser. A, GO, TAN,
                 1.75%, 01/23/04                                                        2,003
       2,000    Oyster Bay, New York, Ser. B, BAN, 1.38%,
                 06/11/04                                                               2,005
       2,000    Oyster Bay, New York, Ser. C, BAN, 1.38%, 06/11/04                      2,005
      10,000     Phelps-Clifton Springs Central School
                 District, GO, BAN, 1.63%, 04/30/04                                    10,029
       7,575    Phelps-Clifton Springs Central School
                 District, GO, BAN, 2.13%, 12/19/03                                     7,590
      12,000    Phelps-Clifton Springs Central School
                 District, GO, BAN, 2.50%, 10/30/03                                    12,013
      25,000    Port Authority of New York & New Jersey,
                 CONS, Ser. VV, Rev., 1.15%, 12/15/03                                  25,003
       3,555    Port Authority of New York & New Jersey,
                 Ser. 129, Rev., CONS, 1.40%, 11/01/03                                  3,555
       1,115    Port Jervis IDA, The Future Home Tech, Inc.,
                 Rev., FRDO, 1.00%, 09/03/03                                            1,115
       6,360    Poughkeepsie IDA, Senior Living Facility, Manor
                 at Woodside Project, Rev., FRDO, 0.95%, 09/03/03                       6,360
      10,000    Ravena Coeymans Selkirk Central School
                 District, BAN, GO, 1.50%, 06/18/04                                    10,039
      14,000    Rochester, New York, Ser. I, GO, BAN,
                 2.00%, 03/04/04                                                       14,059
      10,000    Rochester, New York, Ser. II, GO, BAN,
                 2.25%, 10/23/03                                                       10,006
         600    Rockland County IDA, IDR, X Products Corp.
                 Project, Rev., FRDO, 0.95%, 09/02/03                                     600
       1,750    Rockland County IDA, Shock Tech, Inc.
                 Project, Rev., FRDO, 1.05%, 09/03/03                                   1,750
       5,000    Shenendehowa Central School District,
                 GO, RAN, 1.25%, 06/18/04                                               5,003

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT    ISSUER                                                                  VALUE
---------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
---------------------------------------------------------------------------------------------
                NEW YORK -- CONTINUED
$      7,000    South Glens Falls Central School District,
                 RAN, 1.38%, 06/17/04                                            $      7,016
       2,000    Southeast IDA, IDR, Unilock New York,
                 Inc. Project, Rev., FRDO, 0.95%,
                 09/01/03                                                               2,000
         900    St. Lawrence County IDA, IDB, PCR,
                 Reynolds Metals, Rev., FRDO, 0.85%,
                 09/01/03                                                                 900
      10,300    Steuben-Allegany Counties Board of
                 Cooperative Educational Services
                 Sole Supervisory District, GO, RAN,
                 1.25%, 06/30/04                                                       10,323
       3,605    Suffolk County IDA, Civic Facilities, Guide
                 Dog Foundation, Inc., Rev., FRDO, 0.85%,
                 09/04/03                                                               3,605
       5,000    Suffolk County Water Authority, Rev., BAN,
                 FRDO, 0.78%, 09/03/03                                                  5,000
         500    Suffolk County Water Authority, Rev., BAN,
                 FRDO, 0.78%, 09/03/03                                                    500
      10,000    Sullivan West Central School District, GO,
                 BAN, 1.63%, 04/16/04                                                  10,027
      19,630    The New York Power Authority, General
                 Purpose, GO, FRDO, 2.95%, 10/15/03                                    19,630
      10,000    The New York State Power Authority,
                 General Purpose, GO, FRDO, 2.90%, 04/15/04                            10,134
       7,400    Tompkins-Seneca-Tioga Board of
                 Cooperative Educational Services,
                 GO, RAN, 1.75%, 06/30/04                                               7,439
       2,500    Triborough Bridge & Tunnel Authority,
                 EAGLE Ser. 2003-2004, Class A, Rev.,
                 FRDO, FGIC, 0.86%, 09/04/03                                            2,500
       7,675    Triborough Bridge & Tunnel Authority,
                 FLOATS, Ser. PA-1080, Rev., FRDO,
                 0.87%, 09/04/03                                                        7,675
       5,765    Triborough Bridge & Tunnel Authority,
                 FLOATS, Ser. PA-1090, Rev., FRDO,
                 MBIA, 0.84%, 09/04/03                                                  5,765
       3,995    Triborough Bridge & Tunnel Authority,
                 FLOATS, Ser. PA-200, Rev., FRDO, (p),
                 0.87%, 09/04/03                                                        3,995
       4,995    Triborough Bridge & Tunnel Authority,
                 FLOATS, Ser. PA-665, 0.87%, 09/06/03                                   4,995
      18,025    Triborough Bridge & Tunnel Authority,
                 FLOATS, Ser. PT-427, Rev., FRDO,
                 0.87%, 09/04/03                                                       18,025
         100    Triborough Bridge & Tunnel Authority,
                 General Purpose, Ser. B, Rev., FRDO,
                 AMBAC, 0.78%, 09/02/03                                                   100

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT    ISSUER                                                                  VALUE
---------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
---------------------------------------------------------------------------------------------
                NEW YORK -- CONTINUED
$      3,400    Triborough Bridge & Tunnel Authority,
                 General Purpose, Ser. C, Rev., FRDO,
                 AMBAC, 0.78%, 09/02/03                                          $      3,400
      10,000    Triborough Bridge & Tunnel Authority,
                 Ser. 839, Rev., FRDO, MBIA, 0.86%, 09/04/03                           10,000
       6,800    Triborough Bridge & Tunnel Authority,
                 Special Obligation, Ser. B, Rev., FRDO,
                 FSA, 0.80%, 09/01/03                                                   6,800
         100    Triborough Bridge & Tunnel Authority,
                 Special Obligation, Ser. D, Rev., FRDO,
                 FSA, 0.78%, 09/07/03                                                     100
      19,350    Watkins Glen Central School District,
                 Ser. B, GO, BAN, 1.38%, 06/17/04                                      19,371
       4,685    Westchester County IDA, Civic
                 Facilities, Community Housing Innovations,
                 Inc., Rev., FRDO, 0.85%, 09/04/03                                      4,685
       3,835    Westchester County IDA, Civic Facilities,
                 Northern Westchester Hospital, Rev.,
                 FRDO, 0.85%, 09/03/03                                                  3,835
       2,725    Westchester County IDA, Civic
                 Facilties, The Masters School, Rev.,
                 FRDO, 0.85%, 09/05/03                                                  2,725
       9,300    Westchester County IDA, IDR, Levister
                 Redevelopment Co., LLC, Ser. A, Rev.,
                 FRDO, 0.85%, 09/02/03                                                  9,300
                                                                                 ------------
                                                                                    1,790,740
                PUERTO RICO -- 2.0%
      10,045    Municipal Securities Trust Certificates, Ser. 7005,
                 Class A, Special Obligation, FRDO, 0.78%, 09/03/03                    10,045
       6,000    Puerto Rico Commonwealth, Floating
                 Rate Trust Receipts, Ser. M-4J, GO,
                 FRDO, FSA, 0.85%, 09/02/03                                             6,000
         360    Puerto Rico Commonwealth, FLOATS,
                 Ser. PA-625, GO, FRDO, AMBAC, 0.81%, 09/04/03                            360
         400    Puerto Rico Commonwealth, Trust
                 Receipts, Ser. 3, Class F, GO, FRDO,
                 MBIA, 0.83%, 09/04/03                                                    400
      18,000    Puerto Rico Highway & Transportation
                 Authority, FLOATS, Ser. 815-D, Rev.,
                 FRDO, MBIA, 0.86%, 09/04/03                                           18,000
         895    Puerto Rico Highway & Transportation
                 Authority, Ser. II-R-66, Rev., FRDO,
                 MBIA-IBC, 0.86%, 09/03/03                                                895
                                                                                 ------------
                                                                                       35,700

---------------------------------------------------------------------------------------------
                Total Investments -- 100.0%                                      $  1,826,440
                (Cost $1,826,440)*
---------------------------------------------------------------------------------------------

                       See notes to financial statements.

JPMORGAN TAX FREE MONEY MARKET FUND
Portfolio of Investments
As of August 31, 2003
(Amounts in thousands)

   PRINCIPAL
      AMOUNT    ISSUER                                                                  VALUE
---------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- 100.0%
---------------------------------------------------------------------------------------------
                STATE AND MUNICIPAL OBLIGATIONS -- 100.0%
                ALABAMA -- 1.1%
$     10,900    ABN-AMRO Munitops Certificate Trust, Ser.
                 2002-21, Rev., FRDO, MBIA, #, 1.65%, 09/03/03                   $     10,900
      22,400    Alabama Special Care Facilities Financing
                 Authority, Ascension Health Credit,
                 Ser. B, Rev., FRDO, 0.82%, 09/01/03                                   22,400
         900    Alabama Special Care Facilities Financing
                 Authority, Montgomery Hospital, Rev.,
                 FRDO, FGIC, 0.73%, 09/02/03                                              900
       5,000    Birmingham Airport Authority, Municipal
                 Securities Trust Receipts, Ser. SGA-47, Rev.,
                 FRDO, MBIA, #, 0.90%, 09/05/03                                         5,000
       7,035    Birmingham Waterworks & Sewer Board,
                 Water & Sewer, FLOATS, Ser. 781, Rev.,
                 FRDO, MBIA, 0.89%, 09/04/03                                            7,035
      10,000    DCH Health Care Authority, Alabama
                 Healthcare Facilities, Rev., FRDO,
                 0.85%, 09/04/03                                                       10,000
       3,000    Infirmary Health System Special Care Facilities
                 Financing Authority, Ser. A, Rev., FRDO,
                 0.85%, 09/02/03                                                        3,000
       5,735    Jefferson County, Sewer, EAGLE, Ser.
                 2002-6016, Class A, Rev., FRDO, FGIC,
                 0.90%, 09/04/03                                                        5,735
       2,100    Mobile County, IDA, PCR, ExxonMobil Project,
                 Rev., FRDO, 0.80%, 09/01/03                                            2,100
       9,000    Montgomery BMC Special Care Facilities
                 Financing Authority, Hospital, VHA Alabama,
                 Inc., Ser. F, Rev., FRDO, AMBAC, 0.85%,
                 09/01/03                                                               9,000
       4,000    Selma IDB, IDR, Specialty Minerals Project,
                 Rev., FRDO, 0.95%, 09/05/03                                            4,000
       4,800    St. Clair County IDB, IDR, National Cement
                 Co., Inc. Project II, Rev., FRDO, 1.80%, 09/05/03                      4,800
       6,035    Tuscaloosa County Board of Education,
                 TAW, FRDO, 0.86%, 09/04/03                                             6,035
      33,000    University of Alabama, Hospital, Ser. B, Rev.,
                 FRDO, AMBAC, 0.78%, 09/03/03                                          33,000
                                                                                 ------------
                                                                                      123,905
                ALASKA -- 1.3%
       3,400    Alaska Housing Finance Corp., Floating Rate
                 Trust Receipts, Ser. L-20, Regulation D, Rev.,
                 FRDO, 0.90%, 09/05/03                                                  3,400
       2,850    Alaska Housing Finance Corp., Floating Rate
                 Trust Receipts, Ser. L-25, Regulation D, Rev.,
                 FRDO, MBIA, 0.90%, 09/02/03                                            2,850
         255    Alaska Housing Finance Corp., FLOATS, Ser.
                 PT-464, Rev., FRDO, 0.88%, 09/04/03                                      255

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT    ISSUER                                                                  VALUE
---------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
---------------------------------------------------------------------------------------------
                ALASKA -- CONTINUED
$     25,620    Alaska Housing Finance Corp., Government
                 Purpose, Ser. A, Rev., FRDO, MBIA,
                 0.85%, 09/04/03                                                 $     25,620
       9,700    Alaska Housing Finance Corp., Government
                 Purpose, Ser. B, Rev., FRDO, MBIA, 0.84%, 09/04/03                     9,700
      10,000    Alaska Housing Finance Corp., State Capital Project,
                 Ser. C, Rev., FRDO, MBIA, 0.82%, 09/04/03                             10,000
      13,800    North Slope Boro, Alaska, Exempt Facilities,
                 BP Exploration Alaska Project, Rev., FRDO,
                 0.90%, 09/01/03                                                       13,800
      21,000    Valdez, Alaska, Marine Terminal, Exxon Pipeline
                 Co. Project, Ser. A, Rev., FRDO, 0.80%, 09/01/03                      21,000
      20,000    Valdez, Alaska, Marine Terminal, Exxon Pipeline
                 Co. Project, Ser. B, Rev., FRDO, 0.80%, 09/01/03                      20,000
      26,925    Valdez, Alaska, Marine Terminal, Exxon Pipeline
                 Co. Project, Ser. C, Rev., FRDO, 0.80%, 09/01/03                      26,925
      13,980    Valdez, Alaska, Marine Terminal, ExxonMobil
                 Project, Rev., FRDO, 0.80%, 09/01/03                                  13,980
                                                                                 ------------
                                                                                      147,530
                ARIZONA -- 0.6%
       7,700    Apache County IDA, IDR, Tucson Electrical Power,
                 Springerville, Rev., FRDO, 0.90%, 09/01/03                             7,700
       4,200    Apache County IDA, IDR, Tucson Electric Power,
                 Floating Rate Trust Receipts, Ser. 83-A, Rev., FRDO,
                 0.85%, 09/04/03                                                        4,200
       7,000    Eagle Tax Exempt Trust, Weekly Option Mode,
                 Salt River Project, FRDO, 0.90%, 09/04/03                              7,000
       3,840    Maricopa County Public Finance Corp., Floating
                 Rate Certificates, Ser. 511, Rev., FRDO, AMBAC,
                 0.89%, 09/04/03                                                        3,840
       5,730    Phoenix, Arizona, FLOATS, Ser. PA-862, GO, FRDO,
                 1.10%, 09/04/03                                                        5,730
         723    Salt River Project Agricultural Improvement
                 & Power District, Electric Systems, Floating Rate
                 Certificates, Ser. 274, Rev., FRDO, 0.89%, 09/04/03                      723
      25,000    Salt River Project Agricultural Improvement
                 & Power District, Electric Systems, Floating Rate
                 Receipts, Ser. SG-160, Rev., FRDO, 0.88%, 09/04/03                    25,000
      16,600    University of Arizona, Main Campus & Research,
                 Ser. A, COP, Rev., FRDO, AMBAC, 0.85%, 09/05/03                       16,600
                                                                                 ------------
                                                                                       70,793
                ARKANSAS -- 0.1%
       5,500    Columbia County, Solid Waste Disposal, Albemarle
                 Corp. Project, Rev., FRDO, 1.00%, 09/04/03                             5,500
       6,300    Little Rock Metrocentre Improvement
                 District No. 1, Little Rock Newspapers, Inc., Rev.,
                 FRDO, 0.85%, 09/01/03                                                  6,300
                                                                                 ------------
                                                                                       11,800

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT    ISSUER                                                                  VALUE
---------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
---------------------------------------------------------------------------------------------
                CALIFORNIA -- 8.3%
$      3,995    ABN AMRO Munitops Certificate Trust, Ser.
                 2003-11, GO, FRDO, FSA, 1.20%, 06/01/04                         $      3,995
         300    California Economic Development Financing
                 Authority, IDR, Standard Abrasives Manufacturing
                 Project, Rev., FRDO, 0.85%, 09/03/03                                     300
         200    California Economic Development Financing
                 Authority, IDR, Volk Enterprises, Inc. Project,
                 Rev., FRDO, 0.90%, 09/04/03                                              200
      19,000    California Higher Education Loan Authority,
                 Ser. A, Rev., FRDO, 1.05%, 06/01/04                                   19,000
      22,500    California Higher Education Loan Authority,
                 Ser. C, Rev., FRDO, 1.05%, 06/01/04                                   22,500
         580    California Housing Finance Agency, FLOATS, Ser.
                 PA-539R, Rev., FRDO, 0.86%, 09/01/03                                     580
      14,995    California Housing Finance Agency, FLOATS, Ser.
                 PT-843, Rev., FRDO, 0.97%, 09/04/03                                   14,995
      29,635    California Housing Finance Agency, Home
                 Mortgage, Ser. U, Rev., FRDO, FSA, 0.76%,
                 09/01/03                                                              29,635
      23,000    California Housing Finance Agency, Private
                 Home Mortgage, Ser. X-2, Rev., FRDO, FSA,
                 0.81%, 09/03/03                                                       23,000
       1,100    California PCFA, PCR, ExxonMobil Project, Rev.,
                 FRDO, 0.70%, 09/01/03                                                  1,100
       7,600    California State Department of Water Resources,
                 Power Supply, Ser. B-2, Rev., FRDO,
                 0.85%, 09/01/03                                                        7,600
      18,700    California State Department of Water Resources,
                 Power Supply, Ser. B-4, Rev., FRDO,
                 0.80%, 09/01/03                                                       18,700
       3,500    California State Department of Water Resources,
                 Power Supply, Ser. C-12, Rev., FRDO, 0.85%,
                 09/03/03                                                               3,500
       4,995    California State Public Works Board, FLOATS, Ser.
                 PA-865, Rev., FRDO, AMBAC, 0.86%, 09/04/03                             4,995
       2,000    California State, Floating Rate, Ser. C-2, GO, FRDO,
                 0.85%, 09/02/03                                                        2,000
     563,000    California State, Ser. A, RAN, 2.00%, 06/16/04                        566,787
       9,400    California Statewide Communities Development
                 Authority, Kaiser Permanente, Ser. A, Rev., FRDO,
                 0.91%, 09/03/03                                                        9,400
      18,800    Charter Mac Floater Certificate Trust I, Ser. CAL-1,
                 MBIA, 1.00%, 09/04/03                                                 18,800
       8,000    Charter Mac Floater Certificate Trust I, Ser. CAL-2,
                 Rev., FRDO, MBIA, 1.00%, 09/04/03                                      8,000
       2,300    Colton Redevelopment Agency, Multi-Family
                 Housing, 1985 Issue A, Rev., FRDO, 0.75%, 09/04/03                     2,300
       1,100    East Bay Municipal Utility District, Water Systems,
                 Sub Ser. B, Rev., FRDO, FSA, 0.80%, 09/03/03                           1,100

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT    ISSUER                                                                  VALUE
---------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
---------------------------------------------------------------------------------------------
                CALIFORNIA -- CONTINUED
$      1,725    Glendale, California, Hospital, FLOATS, Ser. 590,
                 Rev., FRDO, MBIA, 0.88%, 09/04/03                               $      1,725
         300    Irvine Ranch Water District, CONS, Rev., FRDO,
                 0.75%, 09/01/03                                                          300
         500    Irvine Ranch Water District, Improvement
                 District No. 182, Ser. A, GO, FRDO, 0.85%, 09/01/03                      500
         600    Irvine Ranch Water District, Improvement District
                 No. 282, Ser. A, GO, FRDO, 0.85%, 09/01/03                               600
         700    Irvine Ranch Water District, No. 102, 103, 105
                 & 106, GO, FRDO, 0.71%, 09/01/03                                         700
       2,300    Irvine Unified School District, Special Tax, Community
                 Facilities District No. 01-1, FRDO, 0.75%, 09/01/03                    2,300
         600    Irvine, California, Improvement Bond Act of 1915,
                 Assessment District No. 97-16, Rev., FRDO, 0.75%,
                 09/01/03                                                                 600
       6,500    Irvine, California, Improvement Bond Act of 1915,
                 Assessment District No. 97-17, Special Assessment,
                 FRDO, 0.75%, 09/01/03                                                  6,500
         100    Lodi, California, Electric Systems, COP, Ser. A, FRDO,
                 MBIA, 0.74%, 09/03/03                                                    100
       1,300    Los Angeles Community Redevelopment Agency,
                 Multi-Family Housing, Security Building Project,
                 Ser. A, Rev., FRDO, 0.90%, 09/01/03                                    1,300
      20,000    Los Angeles County, Ser. A, GO, TRAN, 2.00%,
                 06/30/04                                                              20,180
         900    Los Angeles Department of Water & Power,
                 Waterworks, Sub Ser. B-4, Rev., FRDO, 0.80%,
                 09/04/03                                                                 900
      12,205    Los Angeles Unified School District, Floating Rate
                 Receipts, Ser. SG-162, GO, FRDO, MBIA,
                 0.86%,09/04/03                                                        12,205
       4,995    Los Angeles Unified School District, FLOATS, Ser.
                 PA-1115, GO, FRDO, FSA, 0.86%, 09/04/03                                4,995
       3,540    Los Angeles, California, Multi-Family Housing, Rev.,
                 FRDO, 0.84%, 09/02/03                                                  3,540
       4,000    Manteca Financing Authority, Municipal Securities
                 Trust Receipts, Ser. SGA-147, Rev., FRDO, MBIA,
                 0.83%, 09/04/03                                                        4,000
       1,400    Metropolitan Water District of Southern California,
                 Ser. B-2, Rev., FRDO, 0.80%, 09/04/03                                  1,400
         400    Metropolitan Water District of Southern California,
                 Waterworks, Ser. B-2, Rev., FRDO, 0.80%, 09/03/03                        400
       5,600    Morgan Hill Unified School District, Floating Rate
                 Receipts, Ser. SG-145, GO, FRDO, FGIC,
                 0.86%,09/02/03                                                         5,600
       7,700    Municipal Securities Trust Certificates, Ser. 2001-135,
                 Class A, GO, FRDO, FGIC, #, 0.85%, 09/01/03                            7,700
       7,970    Municipal Securities Trust Certificates, Ser. 2001-136,
                 Class A, Rev., FRDO, FGIC, #, 0.85%, 09/01/03                          7,970

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT    ISSUER                                                                  VALUE
---------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
---------------------------------------------------------------------------------------------
                CALIFORNIA -- CONTINUED
$      1,000    Orange County Sanitation District, COP, Ser. B,
                 FRDO, 0.75%, 09/01/03                                           $      1,000
       3,900    Orange County, Apartment Development Corp.,
                 Bear Brand Apartments Project, Ser. Z, Rev.,
                 FRDO, 0.74%, 09/02/03                                                  3,900
       1,700    Orange County, Apartment Development Corp.,
                 Wood Canyon Villas, Issue E, Rev., FRDO,
                 0.85%, 09/02/03                                                        1,700
       7,400    Riverside County Asset Leasing Corp., Southwest
                 Justice Center, Ser. B, Rev., FRDO, MBIA, 0.75%,
                 09/03/03                                                               7,400
         600    San Diego Housing Authority, Multi-Family Housing,
                 Nobel Courts, Ser. L, Rev., FRDO, 0.80%, 09/04/03                        600
      13,300    San Francisco City & County Airports Commission,
                 International Airport, Municipal Securities Trust
                 Receipts, Ser. SGA-50, FRDO, MBIA, 0.86%, 09/02/03                    13,300
      28,265    San Jose Unified School District/Santa Clara County,
                 GO, TRAN, 2.50%, 10/29/03                                             28,304
       1,800    San Jose, California, Multi-Family Housing, Villa
                 Monterey Apartments, Ser. F, Rev., FRDO, 0.80%,
                 09/04/03                                                               1,800
         500    San Leandro, California, Multi-Family Housing,
                 Parkside, Rev., FRDO, 0.80%, 09/04/03                                    500
      29,000    Santa Clara Valley Transportation Authority, Rev.,
                 BAN, GAN, 3.00%, 12/04/03                                             29,125
       2,600    Southern California Public Power Authority,
                 Southern Transmission Project, Rev., FRDO,
                 AMBAC, 0.74%, 09/03/03                                                 2,600
      10,000    West Contra Costa Unified School District, GO, TRAN,
                 2.50%, 11/06/03                                                       10,014
       6,010    Yuba County, GO, TRAN, 2.50%, 10/15/03                                  6,016
                                                                                 ------------
                                                                                      948,261
                COLORADO -- 1.3%
      10,420    Adams & Arapahoe Joint School District, School
                 District No. 28-J, Ser. II-R-157, GO, FRDO, 0.90%,
                 09/04/03                                                              10,420
       1,000    Arapahoe County, Capital Improvement Trust,
                 Federal Highway, FLOATS, Ser. PT-437, Rev.,
                 FRDO, (p), 0.91%, 09/04/03                                             1,000
       7,100    Arapahoe County, Multi-Family Housing, Highline
                 Oaks Apartments, Rev., FRDO, 0.80%, 09/04/03                           7,100
       2,850    Arvada, Colorado, Rev., FRDO, FSA, 1.10%, 09/01/03                      2,850
      15,000    Boulder Valley School District No. Re-2, Ser. A, GO,
                 TAN, 1.75%, 06/30/04                                                  15,095
       5,000    Boulder Valley School District No. Re-2, Ser. A, GO,
                 TAN, 2.00%, 06/30/04                                                   5,042
       9,950    Broomfield, Colorado, FLOATS, COP, Ser. PT-1643,
                 FRDO, AMBAC, 0.88%, 09/04/03                                           9,950

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT    ISSUER                                                                  VALUE
---------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
---------------------------------------------------------------------------------------------
                COLORADO -- CONTINUED
$      1,600    Colorado Housing & Finance Authority,
                 Multi-Family Housing, Diamond Project, Rev.,
                 FRDO, 0.86%,09/02/03                                            $      1,600
       3,150    Colorado Springs, Colorado, The Colorado
                 College, Rev., FRDO, 0.90%, 09/03/03                                   3,150
       2,500    Colorado Student Obligation Bond Authority,
                 Student Loans, Senior Lien, Ser. A-3, Rev., FRDO,
                 AMBAC, 0.89%, 09/03/03                                                 2,500
      31,155    Denver City & County, Airport, Floating Rate
                 Certificates, Ser. 153, Rev., FRDO, MBIA, 1.20%,
                 09/04/03                                                              31,155
       5,000    Denver City & County, Airport, Floating Rate
                 Certificates, Ser. N-12, Regulation D, Rev., FRDO,
                 FGIC, 0.95%, 09/02/03                                                  5,000
      10,995    Denver City & County, Airport, Ser. II-R-147, Rev.,
                 FRDO, FGIC, 1.25%, 09/04/03                                           10,995
       4,985    Denver City & County, Airport, Ser. ROC-II-R-98,
                 Rev., FRDO, FSA, 1.00%, 09/04/03                                       4,985
       5,000    Denver City & County, Wellington E. Web Project,
                 COP, Ser. C-3, FRDO, AMBAC, 0.85%, 09/04/03                            5,000
      10,000    Douglas County, Multi-Family Housing, Autumn
                 Chase Project, Rev., FRDO, 0.85%, 09/01/03                            10,000
       3,620    Lower Colorado River Authority, FLOATS,
                 Ser. PT-1523, Rev., FRDO, MBIA, 0.88%, 09/04/03                        3,620
       5,000    Regional Transportation District, Transit Vehicles
                 Project, COP, Ser. A, FRDO, AMBAC, 0.82%, 09/04/03                     5,000
       4,610    Smith Creek Metropolitan District, Rev., FRDO,
                 0.85%, 09/07/03                                                        4,610
       7,060    Thornton, Colorado, Ser. RR-II-R-1052, COP, FRDO,
                 AMBAC, 0.90%, 09/01/03                                                 7,060
                                                                                 ------------
                                                                                      146,132
                CONNECTICUT -- 0.2%
       2,765    Connecticut State Housing Finance Authority,
                 Housing Mortgage Finance Program, Sub Ser. D-3,
                 Rev., FRDO, AMBAC, 0.80%, 09/05/03                                     2,765
       5,495    Connecticut State, FLOATS, Ser. PA-1056, GO, FRDO,
                 FSA, 0.81%, 09/04/03                                                   5,495
      15,130    West Haven, Connecticut, GO, BAN, 2.00%, 01/29/04                      15,185
                                                                                 ------------
                                                                                       23,445
                DELAWARE -- 0.2%
       7,000    Delaware River & Bay Authority, Ser. B, Rev., FRDO,
                 AMBAC, 0.78%, 09/04/03                                                 7,000
      16,500    Delaware State Economic Development Authority,
                 Hospital Billing, Ser. B, Rev., FRDO, AMBAC,
                 0.85%, 09/03/03                                                       16,500
                                                                                 ------------
                                                                                       23,500

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT    ISSUER                                                                  VALUE
---------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
---------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA -- 2.4%
$        625    District of Columbia Housing Finance Agency,
                 Floating Rate Receipts, Ser. L-1, Regulation D,
                 Rev., FRDO, 0.90%, 09/04/03                                     $        625
      11,220    District of Columbia Housing Finance Agency,
                 FLOATS, Ser. PT-1380, Rev., FRDO,
                 0.88%, 09/04/03                                                       11,220
       8,195    District of Columbia Housing Finance Agency,
                 FLOATS, Ser. PT-1381, Rev., FRDO, 0.88%, 09/04/03                      8,195
       3,165    District of Columbia Housing Finance Agency,
                 Multi-Family Housing, Trenton Park Apartments
                 Project, Rev., FRDO, 1.05%, 09/05/03                                   3,165
       5,970    District of Columbia Water & Sewer Authority,
                 Public Utilities, FLOATS, Ser. PT-373, Rev., FRDO,
                 FSA, 0.88%, 09/04/03                                                   5,970
       2,800    District of Columbia, American Psychology
                 Association, Rev., FRDO, 0.90%, 09/04/03                               2,800
      29,605    District of Columbia, American University Issue,
                 Rev., FRDO, AMBAC, 0.85%, 09/03/03                                    29,605
      17,600    District of Columbia, American University, Rev.,
                 FRDO, 0.85%, 09/03/03                                                 17,600
      12,000    District of Columbia, American University, Ser. A,
                 Rev., FRDO, AMBAC, 0.85%, 09/04/03                                    12,000
       7,500    District of Columbia, Enterprise Zone,
                 House on F Street Project, Rev., FRDO,
                 0.95%, 09/03/03                                                        7,500
       6,100    District of Columbia, FLOATS, Ser. PT-806, GO,
                 FRDO, FSA, 1.10%, 09/04/03                                             6,100
      21,335    District of Columbia, George Washington
                 University, Ser. C, Rev., FRDO, MBIA,
                 0.85%, 09/03/03                                                       21,335
       2,340    District of Columbia, National Children's Center,
                 Inc., Rev., FRDO, 0.85%, 09/07/03                                      2,340
       4,200    District of Columbia, National Geographic Society,
                 Rev., FRDO, 0.85%, 09/04/03                                            4,200
      13,210    District of Columbia, Pooled Loan Program, Ser.
                 A, Rev., FRDO, 0.85%, 09/02/03                                        13,210
      26,880    District of Columbia, Ser. A, GO, FRDO, FSA,
                 0.85%, 09/04/03                                                       26,880
      30,495    District of Columbia, Ser. B, GO, FRDO, FSA,
                 0.85%, 09/04/03                                                       30,495
      29,300    District of Columbia, Ser. C, GO, FRDO, FGIC,
                 0.85%, 09/04/03                                                       29,300
      10,000    District of Columbia, Ser. D, GO, FRDO, FGIC,
                 0.85%, 09/04/03                                                       10,000
       7,690    District of Columbia, Smithsonian Museum,
                 Ser. B, Rev., FRDO, 0.80%, 09/04/03                                    7,690

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT    ISSUER                                                                  VALUE
---------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
---------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA -- CONTINUED
$     14,500    Eagle Tax Exempt Trust, Weekly Option Mode,
                 District of Columbia, Water & Sewer, Ser. 3, Class 7,
                 Rev., #, FRDO, 0.90%, 09/03/03                                  $     14,500
       6,155    Eagle Tax Exempt Trust, Weekly Option Mode,
                 District of Columbia, Water & Sewer, Ser.
                 98-5202, #, FRDO, 0.90%, 09/04/03                                      6,155
                                                                                 ------------
                                                                                      270,885
                FLORIDA -- 3.2%
       9,345    ABN AMRO Munitops Certificate Trust, Ser. 2003-6,
                 Rev., FRDO, MBIA, 1.18%, 11/23/03                                      9,345
      27,075    Alachua County Health Facilities Authority, FLOATS,
                 Ser. PT-834, Rev., FRDO, MBIA, 0.88%, 09/04/03                        27,075
       5,000    Broward County, Professional Sports Facility,
                 Municipal Securities Trust Receipts, Ser. SGA-38,
                 Rev., FRDO, MBIA, 0.90%, 09/01/03                                      5,000
       1,150    Collier County, Health Facilities Authority, The
                 Moorings, Inc. Project, Rev., FRDO, 0.82%, 09/03/03                    1,150
       2,545    Dade County Housing Finance Authority,
                 Multi-Family Housing, Kendall Court Apartments,
                 Ser. 4, Rev., FRDO, 0.90%, 09/06/03                                    2,545
       4,275    Escambia County Housing Finance Authority,
                 Single Family Mortgage, FLOATS, Ser. PT-1228,
                 Rev., FRDO, MBIA, 0.93%, 09/04/03                                      4,275
       5,275    Florida Housing Finance Agency, Multi-Family
                 Housing, Banyon Bay Partners, Ser. L, Rev., FRDO,
                 0.85%, 09/02/03                                                        5,275
       5,135    Florida Housing Finance Agency, Multi-Family
                 Housing, Ser. AA, Rev., FRDO, 0.80%, 09/05/03                          5,135
       6,350    Florida Housing Finance Agency, Multi-Family
                 Housing, Ser. FF, Rev., FRDO, 0.80%, 09/03/03                          6,350
       7,340    Florida Housing Finance Corp., Multi-Family
                 Housing, Island Club Project, Ser. A, Rev., FRDO,
                 0.85%, 09/02/03                                                        7,340
      20,400    Florida Municipal Power Authority, 0.83%, 09/04/03                     20,400
       7,000    Florida State Board of Education, Capital Outlay,
                 FLOATS, Ser. PT-1223, GO, FRDO, 0.88%, 09/04/03                        7,000
      16,800    Florida State Board of Public Education, Public
                 Education, Municipal Securities Trust Receipts,
                 Ser. SGA-102, GO, FRDO, 0.90%, 09/01/03                               16,800
      11,000    Florida State Department of Environmental
                 Protection, Preservation, FLOATS, Ser. 722,
                 Rev., FRDO, FGIC, 0.89%, 09/04/03                                     11,000
       5,370    Florida State Division of Bond Finance, General
                 Services, FLOATS, Ser. PA-967, FRDO, 0.88%, 09/04/03                   5,370
       5,295    Florida State, FLOATS, Ser. PA-511, GO, FRDO,
                 0.88%, 09/04/03                                                        5,295
      15,000    Fort Lauderdale, Florida, Pine Crest Prep School
                 Project, Rev., FRDO, FSA, 0.85%, 09/02/03                             15,000

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT    ISSUER                                                                  VALUE
---------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
---------------------------------------------------------------------------------------------
                FLORIDA -- CONTINUED
$      1,840    Greater Orlando Aviation Authority, Airport
                 Facilities, FLOATS, Ser. PT-1904, Rev., FRDO, FSA,
                 0.90%, 09/04/03                                                 $      1,840
      25,000    Greater Orlando Aviation Authority, Airport
                 Facilities, Ser. E, Rev., FRDO, FSA, 0.90%, 09/04/03                  25,000
       4,790    Gulf Breeze, Florida, Local Government Loan
                 Program, Floating Rate Receipts, Ser. B, Rev.,
                 FRDO, FGIC, 0.85%, 09/07/03                                            4,790
      11,705    Jacksonville Electric Authority, Municipal
                 Securities Trust Receipts, Ser. SGA-17, Rev., FRDO,
                 0.90%, 09/07/03                                                       11,705
       9,055    Jacksonville Electric Authority, Ser. II-R-119, Special
                 Obligation, FRDO, 0.90%, 09/04/03                                      9,055
       4,995    Jacksonville Electric Authority, Ser. II-R-120, Rev.,
                 FRDO, 0.90%, 09/04/03                                                  4,995
       1,000    Jacksonville Health Facilities Authority, River
                 Garden Project, Rev., FRDO, 0.85%, 09/07/03                            1,000
       6,000    Lakeland, Florida, Energy Systems, Rev., FRDO,
                 0.82%, 09/03/03                                                        6,000
       6,925    Lee County, Water & Sewer, Ser. RR-II-R-4021, Rev.,
                 FRDO, MBIA, 0.90%, 09/01/03                                            6,925
       2,790    Miami Health Facilities Authority, Mercy Hospital
                 Project, Rev., FRDO, 0.82%, 09/04/03                                   2,790
      14,250    Miami-Dade County School Board, Floating Rate
                 Trust Receipts, COP, Ser. L-4J, FRDO, MBIA, 1.10%,
                 09/30/03                                                              14,250
       6,000    Miami-Dade County, Miami Aviation, Floating Rate
                 Receipts, Ser. SG-141, Rev., FRDO, FGIC, 0.88%,
                 09/07/03                                                               6,000
      18,110    Nassau County, PCR, Private Activity, Rayonier, Rev.,
                 FRDO, 0.85%, 09/04/03                                                 18,110
       1,215    Orange County Housing Finance Authority, Floating
                 Rate Trust Receipts, Ser. N-6, Regulation D, Rev.,
                 FRDO, 0.90%, 09/04/03                                                  1,215
       1,845    Orange County Housing Finance Authority, FLOATS,
                 Ser. PT-558, Rev., FRDO, 0.91%, 09/04/03                               1,845
       4,900    Orange County Housing Finance Authority,
                 Multi-Family Housing, Regal Pointe Apartments,
                 Ser. A, Rev., FRDO, 0.85%, 09/02/03                                    4,900
       2,450    Orange County School Board, COP, Ser. B, FRDO,
                 MBIA, 0.80%, 09/01/03                                                  2,450
       1,800    Orlando & Orange County Expressway Authority,
                 Ser. C-2, Rev., FRDO, FSA, 0.85%, 09/02/03                             1,800
      10,000    Orlando & Orange County Expressway Authority,
                 Ser. D, Rev., FRDO, FSA, 0.85%, 09/02/03                              10,000
      15,000    Orlando Utilities Commission, Water & Electric,
                 Ser. A, Rev., FRDO, 0.80%, 09/04/03                                   15,000

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT    ISSUER                                                                  VALUE
---------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
---------------------------------------------------------------------------------------------
                FLORIDA -- CONTINUED
$     49,400    Palm Beach County School Board, COP, Ser. B, FRDO,
                 FSA, 0.79%, 09/03/03                                            $     49,400
       3,000    St. Johns County IDA, Healthcare, Glenmoor
                 St. Johns Project, Ser. C, Rev., FRDO, 0.82%, 09/04/03                 3,000
       7,000    Tampa, Florida, Occupational License Tax, Ser. B,
                 Rev., FRDO, FGIC, 0.77%, 09/03/03                                      7,000
       4,100    University of North Florida Foundation, Inc.,
                 Parking System, Rev., FRDO, 0.90%, 09/05/03                            4,100
       3,600    West Orange Healthcare District, Ser. B,
                 Rev., FRDO, 0.85%, 09/05/03                                            3,600
                                                                                 ------------
                                                                                      371,125
                GEORGIA -- 4.0%
      16,610    ABN AMRO Munitops Certificate Trust,
                 Ser. 2000-4,  Rev., FRDO, FGIC, #, 1.10%, 08/06/04                    16,610
       6,035    Atlanta Urban Residential Finance Authority,
                 Multi-Family Housing, The Park at Lakewood,
                 Rev., FRDO, 0.95%, 09/01/03                                            6,035
       4,385    Atlanta, Georgia, Airport, FLOATS, Ser. PT-737,
                 Rev., FRDO, FGIC, 0.95%, 09/04/03                                      4,385
      30,000    Atlanta, Georgia, Airport, Rev., BAN,
                 2.25%, 10/30/03                                                       30,000
       7,500    Atlanta, Georgia, Airport, Ser. B-3, Rev., FRDO,
                 MBIA, 0.82%, 09/04/03                                                  7,500
      20,000    Atlanta, Georgia, Airport, Ser. C-1, Rev., FRDO,
                 MBIA, 0.85%, 09/04/03                                                 20,000
       6,000    Atlanta, Georgia, Water & Wastewater, Municipal
                 Securities Trust Receipts, Ser. SGA-145, Rev., FRDO,
                 MBIA, 0.90%, 09/04/03                                                  6,000
      15,205    Atlanta, Georgia, Water & Wastewater, Municipal
                 Securities Trust Receipts, Ser. ZTC-4, Class A,
                 FRDO, 1.03%, 09/03/03                                                 15,205
       9,000    Augusta, Georgia, Water & Sewer, Municipal
                 Securities Trust Receipts, Ser. SGS-140, Rev., FRDO,
                 FSA, 0.90%, 09/04/03                                                   9,000
       5,995    Bibb County, FLOATS, Ser. PT-1842, GO, FRDO,
                 0.88%, 09/04/03                                                        5,995
       7,160    Clayton County Housing Authority, Multi-Family
                 Housing, Chateau Forest Apartments, Ser. E, Rev.,
                 FRDO, FSA, 0.84%, 09/03/03                                             7,160
      11,200    Cobb County Housing Authority, Multi-Family
                 Housing, Terrell Mill I Project, Rev., FRDO,
                 #, 0.95%, 09/03/03                                                    11,200
      25,000    Cobb County Kennestone Hospital Authority,
                 Equipment Pool Project, Anticipation Certificates,
                 Rev., FRDO, 0.87%, 09/03/03                                           25,000
       9,250    De Kalb County Housing Authority, Multi-Family
                 Housing, Chapel Run Apartments Project, Rev.,
                 FRDO, 0.87%, 09/05/03                                                  9,250

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT    ISSUER                                                                  VALUE
---------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
---------------------------------------------------------------------------------------------
                GEORGIA -- CONTINUED
$     12,745    De Kalb County Housing Authority, Multi-Family
                 Housing, Robins Landing Project, Rev., FRDO,
                 0.87%, 09/02/03                                                 $     12,745
         800    Fulton County Development Authority, Arthritis
                 Foundation, Inc. Project, Rev., FRDO,
                 0.85%, 09/04/03                                                          800
       1,720    Fulton County Development Authority, Morehouse
                 College Project, Rev., FRDO, 0.85%, 09/05/03                           1,720
       9,865    Georgia Local Government, COP, FLOATS, Ser.
                 PT-678, FRDO, 0.88%, 09/04/03                                          9,865
      54,164    Georgia Municipal Association, Inc., Pooled Bond,
                 COP, FRDO, MBIA, 0.81%, 09/03/03                                      54,164
       8,445    Georgia Municipal Electric Authority, FLOATS, Ser.
                 PA-1187, Rev., FRDO, MBIA-IBC, 0.88%, 09/04/03                         8,445
       8,555    Georgia Municipal Electric Authority, FLOATS, Ser.
                 PT-1518, 0.88%, 09/04/03                                               8,555
       9,610    Georgia Municipal Electric Authority, Ser.
                 RR-II-R-1016, Rev., FRDO, FSA, 0.90%, 09/04/03                         9,610
      21,970    Georgia State Road & Thruway Authority, FLOATS,
                 Ser. PT-1501, Rev., FRDO, 0.84%, 09/04/03                             21,970
      10,095    Georgia State, FLOATS, Ser. PT-374, 0.84%, 09/04/03                    10,095
       1,700    Glynn-Brunswick Memorial Hospital Authority,
                 Anticipation Certificates, Southeast Georgia Project,
                 Rev., FRDO, MBIA, 0.77%, 09/04/03                                      1,700
       4,360    Griffin-Spalding County Development Authority,
                 Industrial Development, Norcom, Inc. Project, Rev.,
                 FRDO, 0.91%, 09/03/03                                                  4,360
       6,000    Gwinnett County Development Authority, Civic &
                 Cultural Center Project, Rev., FRDO, 0.77%, 09/04/03                   6,000
      10,000    Gwinnett County Hospital Authority, Gwinnett
                 Hospital Systems, Inc. Project, Anticipation
                 Certificates, Rev., RAN, FRDO, 0.85%, 09/04/03                        10,000
       5,900    Hapeville Development Authority, IDR, Tend-
                 Hapeville Hotel LTD, Rev., FRDO, 0.85%, 09/01/03                       5,900
      10,000    Metropolitan Atlanta Rapid Transit Authority, Sales
                 Tax, Ser. B, Rev., FRDO, 0.80%, 09/04/03                              10,000
      20,000    Municipal Electric Authority of Georgia, 0.84%,
                 09/03/03                                                              20,000
      30,000    Municipal Electric Authority of Georgia, 0.85%,
                 09/04/03                                                              30,000
      32,100    Municipal Electric Authority of Georgia, Sub Ser.
                 B, Rev., FRDO, 0.80%, 09/03/03                                        32,100
       8,600    Private Colleges & Universities Authority, Emory
                 University, Ser. B, Rev., FRDO, 0.80%, 09/04/03                        8,600
      13,200    Private Colleges & Universities Facilities Authority,
                 Emory University, Ser. B, Rev., FRDO, 0.80%, 09/05/03                 13,200
       5,200    Tift County Hospital Authority, Anticipation Certificates,
                 Ser. A, Rev., FRDO, AMBAC, 0.77%, 09/03/03                             5,200
                                                                                 ------------
                                                                                      458,369

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT    ISSUER                                                                  VALUE
---------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
---------------------------------------------------------------------------------------------
                HAWAII -- 0.4%
$      1,005    Hawaii State Housing Finance & Development Corp.,
                 Single Family Mortgage, FLOATS, Ser. PA-73A, Rev.,
                 FRDO, 0.97%, 09/03/03                                           $      1,005
       3,955    Hawaii State Housing Finance & Development Corp.,
                 Single Family Mortgage, FLOATS, Ser. PT-574, Rev.,
                 FRDO, 1.05%, 01/01/04                                                  3,955
      10,000    Hawaii State, Airport Systems, Rev., FRDO, 2.00%,
                 08/26/04                                                              10,084
       5,080    Hawaii State, FLOATS, Ser. PT-1707, GO, FRDO, FSA,
                 0.88%, 09/04/03                                                        5,080
      19,790    Hawaii State, Highway, FLOATS, Ser. PT-1058, FRDO,
                 0.88%, 09/04/03                                                       19,790
       5,150    Honolulu City & County, Ser. A, GO, FRDO, 0.77%,
                 09/03/03                                                               5,150
       1,000    Honolulu City & County, Ser. A, GO, FRDO, 0.77%,
                 09/03/03                                                               1,000
                                                                                 ------------
                                                                                       46,064
                IDAHO -- 0.2%
      10,500    Idaho Housing & Finance Association, Single Family
                 Mortgage, Ser. C, Class 1, Rev., FRDO, 0.90%,
                 09/04/03                                                              10,500
       3,750    Idaho Housing & Finance Association, Single Family
                 Mortgage, Ser. F-1, Class 1, Rev., FRDO, 0.90%,
                 09/01/03                                                               3,750
      10,000    Idaho State, GO, TAN, 2.00%, 06/30/04                                  10,084
                                                                                 ------------
                                                                                       24,334
                ILLINOIS -- 7.6%
       9,850    ABN AMRO Munitops Certificate Trust, Ser. 2001-10,
                 GO, FRDO, MBIA, 1.55%, 09/03/03                                        9,850
      15,010    ABN AMRO Munitops Certificate Trust, Ser. 2001-21,
                 GO, FRDO, MBIA, 0.92%, 09/04/03                                       15,010
      10,815    ABN AMRO Munitops Certificate Trust, Ser. 2001-27,
                 Rev., FRDO, FSA, 1.01%, 09/05/03                                      10,815
       6,175    ABN AMRO Munitops Certificate Trust, Ser. 2002-23,
                 GO, FRDO, MBIA, 1.90%, 10/08/03                                        6,175
       9,995    ABN AMRO Munitops Certificate Trust, Ser. 2002-3,
                 Rev., FRDO, 1.01%, 09/05/03                                            9,995
      10,000    Chicago Board of Education, FLOATS, Ser. SG-103,
                 Adj., 0.88%, 09/04/03                                                 10,000
      34,950    Chicago Housing Authority, Capital Improvement
                 Program, Floating Rate Receipts, Ser. L-40,
                 Regulation D, Rev., FRDO, 0.90%, 09/03/03                             34,950
      41,600    Chicago O'Hare International Airport, ACES, General
                 Airport Second Lien, Ser. A, Rev., FRDO, 0.83%,
                 09/03/03                                                              41,600
       3,675    Chicago O'Hare International Airport, ACES, General
                 Airport Second Lien, Ser. B, Rev., FRDO, 0.78%,
                 09/04/03                                                               3,675

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT    ISSUER                                                                  VALUE
---------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
---------------------------------------------------------------------------------------------
                ILLINOIS -- CONTINUED
$      6,400    Chicago O'Hare International Airport, ACES, General
                 Airport Second Lien, Ser. B, Rev., FRDO, 0.83%,
                 09/03/03                                                        $      6,400
       4,750    Chicago, Illinois, IDR, Elston Block Co. Project, Rev.,
                 FRDO, 0.92%, 09/04/03                                                  4,750
      19,540    Chicago, Illinois, Midway Airport, Floating Rate
                 Receipts, Ser. SG-97, Rev., FRDO, MBIA, 0.88%,
                 09/04/03                                                              19,540
       6,275    Chicago, Illinois, Multi-Family Housing, Barbara
                 Jean  Wright Apartments, Ser. A, Rev., FRDO,
                 0.92%, 09/04/03                                                        6,275
      20,000    Chicago, Illinois, Municipal Securities Trust Receipts,
                 Ser. SGA-99, GO, FRDO, FGIC, 0.90%, 09/04/03                          20,000
      13,000    Chicago, Illinois, Ser. B, GO, FRDO, FGIC, 0.85%,
                 09/04/03                                                              13,000
      14,165    Chicago, Illinois, Skyway Toll Bridge, Municipal Trust
                 Certificates, Ser. ZTC-3, Class A, FRDO, 1.03%,
                 09/04/03                                                              14,165
      20,000    Chicago, Illinois, Temporary Notes, GO, FRDO, 1.22%,
                 01/07/04                                                              20,000
      19,090    Chicago, Illinois, Tender Notes, GO, FRDO, 1.28%,
                 01/08/04                                                              19,090
       4,503    Cook County, Floating Rate Certificates, Ser. 403,
                 GO, FRDO, FGIC, 0.89%, 09/04/03                                        4,503
      10,120    Cook County, FLOATS, Ser. PA-856, GO, FRDO, FGIC,
                 0.88%, 09/04/03                                                       10,120
       7,435    Cook County, FLOATS, Ser. PT-1497, GO, FRDO, FGIC,
                 0.88%, 09/04/03                                                        7,435
       2,725    Cook County, Municipal Trust Receipts, Ser. SG-7,
                 0.91%, 09/03/03                                                        2,725
      11,545    Du Page Cook & Will Counties Community College
                 District No. 502, Municipal Trust Certificates, Ser. 56,
                 Class A, GO, FRDO, 1.03%, 09/03/03                                    11,545
       5,450    Du Page County Community Unit School District
                 No. 200 Wheaton, Ser. RR-II-R-4013, GO, FRDO, FSA,
                 0.90%, 09/05/03                                                        5,450
      10,000    Eagle Tax Exempt Trust, Class A, Rev., FRDO, MBIA,
                 0.90%, 09/04/03                                                       10,000
       7,055    Franklin Park, Illinois, Municipal Securities Trust
                 Receipts, Ser. SGB-14, GO, FRDO, AMBAC, #,
                 0.90%, 09/04/03                                                        7,055
      13,925    Glendale Heights, Illinois, Glendale Heights Hospital,
                 FLOATS, Ser. PT-1602, 0.84%, 09/02/03                                 13,925
      41,000    Illinois Health Facilities Authority, 0.99%, 09/09/03                  41,000
       3,500    Illinois Development Finance Authority, American
                 Youth Hostels Project, Rev., FRDO, 0.85%, 09/01/03                     3,500
      17,900    Illinois Development Finance Authority, Chicago
                 Symphony Orchestra, Rev., FRDO, 0.85%, 09/04/03                       17,900

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT    ISSUER                                                                  VALUE
---------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
---------------------------------------------------------------------------------------------
                ILLINOIS -- CONTINUED
$      2,605    Illinois Development Finance Authority, IDR, CFC
                 International, Inc. Project, Rev., FRDO, 0.92%,
                 09/01/03                                                        $      2,605
       4,485    Illinois Development Finance Authority, IDR, CHS
                 Acquisition Corp. Project, Rev., FRDO, 0.92%,
                 09/04/03                                                               4,485
       1,560    Illinois Development Finance Authority, IDR, Toughy
                 LTD Partnership Project, Rev., FRDO,
                 0.92%, 09/01/03                                                        1,560
      13,400    Illinois Development Finance Authority, Multi-Family
                 Housing, FLOATS, Ser. PT-1795, 0.89%, 09/04/03                        13,400
      15,300    Illinois Development Finance Authority, PCR,
                 Commonwealth Edison Co. Project, Ser. B, Rev.,
                 FRDO, 0.80%, 09/03/03                                                 15,300
       1,300    Illinois Development Finance Authority, Residential
                 Rental, Rev., FRDO, 0.90%, 09/04/03                                    1,300
       8,900    Illinois Educational Facilities Authority, Arts Club of
                 Chicago, Rev., FRDO, 0.85%, 09/03/03                                   8,900
       6,895    Illinois Educational Facilities Authority, FLOATS, Ser.
                 PA-896, Rev., FRDO, 0.88%, 09/04/03                                    6,895
      10,000    Illinois Educational Facilities Authority, John F.
                 Kennedy Health Care, Rev., FRDO, 0.85%, 09/04/03                      10,000
       5,000    Illinois Educational Facilities Authority, St. Xavier
                 University Project, Ser. A, Rev., FRDO,
                 0.84%, 09/03/03                                                        5,000
      11,275    Illinois Educational Facilities Authority, University
                 Pooled Financing Program, Rev., FRDO, FGIC,
                 0.85%, 09/07/03                                                       11,275
      10,330    Illinois Health Facilities Authority, Floating Rate
                 Trust Receipts, Ser. L-26, Regulation D, Rev., (p),
                 FRDO, 0.90%, 09/02/03                                                 10,330
      28,300    Illinois Health Facilities Authority, Gottlieb Health
                 Resources, Inc., Rev., FRDO, 0.83%, 09/04/03                          28,300
      14,300    Illinois Health Facilities Authority, Health Care
                 Systems, Rev., FRDO, 0.85%, 09/01/03                                  14,300
      25,500    Illinois Health Facilities Authority, Herman M. Finch
                 University, Rev., FRDO, 0.85%, 09/01/03                               25,500
      10,500    Illinois Health Facilities Authority, Multi-Family
                 Housing, Park Plaza Center, Rev., FRDO, 0.85%,
                 09/03/03                                                              10,500
       9,145    Illinois Health Facilities Authority, St. Luke's Medical
                 Center Obligation, Ser. B, Rev., FRDO, MBIA,
                 0.87%, 09/01/03                                                        9,145
      13,900    Illinois Health Facilities Authority, Swedish Covenant
                 Hospital Project, Rev., FRDO, AMBAC,
                 0.84%, 09/02/03                                                       13,900
      19,100    Illinois Health Facilities Authority, Swedish Covenant
                 Hospital Project, Ser. A, Rev., FRDO, AMBAC,
                 0.84%, 09/01/03                                                       19,100

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT    ISSUER                                                                  VALUE
---------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
---------------------------------------------------------------------------------------------
                ILLINOIS -- CONTINUED
$      1,900    Illinois Health Facilities Authority, The Carle
                 Foundation, Ser. B, Rev., FRDO, AMBAC, 0.85%,
                 09/03/03                                                        $      1,900
       2,640    Illinois Housing Development Authority, Floating
                 Rate Trust Receipts, Ser. L-19, Regulation D, Rev.,
                 FRDO, 0.95%, 09/04/03                                                  2,640
      10,360    Illinois Housing Development Authority, Homeowner
                 Mortgage, Sub Ser. A-2, Rev., 1.18%, 04/29/04                         10,360
       7,600    Illinois Housing Development Authority, Multi-Family
                 Housing, Camelot, Rev., FRDO, MBIA,
                 0.90%, 09/01/03                                                        7,600
      15,140    Illinois Housing Development Authority,
                 Multi-Family Housing, Lakeshore Plaza, Ser. A,
                 Rev., FRDO, MBIA, 0.85%, 09/02/03                                     15,140
      10,465    Illinois State, FLOATS, Ser. PT-379, GO, FRDO, MBIA,
                 0.88%, 09/04/03                                                       10,465
      50,000    Illinois State, GO, 1.50%, 05/15/04                                    50,188
      50,000    Illinois State, GO, 2.00%, 01/15/04                                    50,193
      15,000    Illinois State, GO, 2.00%, 04/15/04                                    15,096
       2,075    Illinois State, Municipal Securities Trust Receipts, Ser.
                 SGA-103, GO, FRDO, 0.90%, 09/01/03                                     2,075
       3,255    Illinois State, Sales Tax, Municipal Securities Trust
                 Certificates, Ser. SG-9, 0.88%, 09/04/03                               3,255
       2,570    Lake County, IDR, A.L. Hansen Manufacturing Co.
                 Project, Rev., FRDO, 0.90%, 09/04/03                                   2,570
       1,655    Libertyville, Illinois, IDR, Libertyville Manor Project,
                 Rev., FRDO, 0.91%, 09/03/03                                            1,655
      20,000    Regional Transportation Authority, FLOATS, Ser.
                 818-D, Rev., FRDO, FGIC, 0.89%, 09/04/03                              20,000
       5,990    Regional Transportation Authority, FLOATS, Ser.
                 PT-1448, Rev., FRDO, FGIC, 0.88%, 09/04/03                             5,990
      15,235    Regional Transportation Authority, FLOATS, Ser.
                 PT-1833, Rev., FRDO, FGIC, 0.88%, 09/04/03                            15,235
       9,995    Regional Transportation Authority, FLOATS, Ser.
                 PT-790, Rev., FRDO, MBIA, 0.88%, 09/04/03                              9,995
       10,000    Regional Transportation Authority, FLOATS, Ser.
                 SG-82, FRDO, 0.88%, 09/03/03                                          10,000
       9,400    University of Illinois, Health Services Facilities System,
                 Ser. B, Rev., FRDO, 0.85%, 09/01/03                                    9,400
       5,800    Will County, Environmental Facilities, ExxonMobil
                 Corp. Project, Rev., FRDO, 0.85%, 09/01/03                             5,800
       4,300    Will County, Exempt Facilities, ExxonMobil Project,
                 Rev., FRDO, 0.85%, 09/01/03                                            4,300
                                                                                 ------------
                                                                                      866,100
                INDIANA -- 1.5%
       6,095    Carmel School Building Corp., Ser. RR-II-R-S014, Rev.,
                 FRDO, MBIA, 0.90%, 09/04/03                                            6,095
       6,420    Danville Multi-School Building Corp., FLOATS, Ser.
                 PT-1483, Rev., FRDO, FSA, 0.88%, 09/04/03                              6,420

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT    ISSUER                                                                  VALUE
---------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
---------------------------------------------------------------------------------------------
                INDIANA -- CONTINUED
$      5,000    DeKalb County Economic Development, New Process
                 Steel Project, Rev., FRDO, 1.00%, 09/05/03                      $      5,000
      15,000    Indiana Health Facility Financing Authority, Ascension
                 Health Credit Group, Ser. A-4, Rev., FRDO,
                 1.15%, 03/02/04                                                       15,000
      16,900    Indiana Health Facility Financing Authority,
                 Ascension Health Credit Group, Ser. B, Rev., FRDO,
                 0.83%, 09/03/03                                                       16,900
       4,600    Indiana Health Facility Financing Authority, Clarian
                 Health Obligation Group, Ser. C, Rev., FRDO,
                 0.82%, 09/02/03                                                        4,600
       2,485    Indiana Health Facility Financing Authority,
                 Community Hospitals Project, Ser. A, Rev., FRDO,
                 0.85%, 09/05/03                                                        2,485
       5,055    Indiana Health Facility Financing Authority, FLOATS,
                 Ser. PA-1069, 0.88%, 09/04/03                                          5,055
       1,100    Indiana Secondary Market Educational Loans, Inc.,
                 Ser. B, Rev., FRDO, AMBAC, 0.90%, 09/02/03                             1,100
       6,665    Indiana State Office Building Commission, Capital
                 Complex, FLOATS, Ser. PT-381, 0.88%, 09/06/03                          6,665
      15,995    Indiana Toll Road Commission, FLOATS, Ser. PT-1595,
                 0.84%, 09/02/03                                                       15,995
      19,500    Indiana Transportation Finance Authority, Municipal
                 Securities Trust Receipts, Ser. SGA-113, Rev., FRDO,
                 0.90%, 09/01/03                                                       19,500
       9,000    Indiana Transportation Finance Authority, Rev., BAN,
                 1.50%, 10/03/03                                                        9,004
       8,975    Indianapolis Airport Authority, Floating Trust
                 Certificates, Ser. F-10J, Regulation D, Rev., FRDO,
                 1.00%, 09/03/03                                                        8,975
       8,380    Indianapolis Local Public Improvement Bond Bank,
                 FLOATS, Ser. PT-1408, Rev., FRDO, MBIA,
                 0.88%, 09/04/03                                                        8,380
       9,995    Indianapolis Local Public Improvement Bond Bank,
                 FLOATS, Ser. PT-382, Rev., FRDO, 0.88%, 09/04/03                       9,995
       8,500    Indianapolis Local Public Improvement Bond Bank,
                 Ser. F-2, Rev., FRDO, MBIA, 0.77%, 09/01/03                            8,500
          90    Lafayette, Indiana, Economic Development, Health
                 Quest Realty XI Project, Rev., FRDO, 0.88%, 09/01/03                      90
       9,200    Monroe County Hospital Authority, Rev., FRDO,
                 MBIA, 0.82%, 09/02/03                                                  9,200
         190    Muncie, Indiana, Economic Development, Health
                 Quest Realty Project, Rev., FRDO, 0.88%, 09/01/03                        190
       6,585    Purdue University, FLOATS, Ser. PA-760, Rev., FRDO,
                 0.88%, 09/04/03                                                        6,585
      10,000    Whiting, Indiana, Environmental Facilities, BP
                 Products North America Project, Ser. B, Rev., FRDO,
                 0.90%, 09/01/03                                                       10,000
                                                                                 ------------
                                                                                      175,734

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT    ISSUER                                                                  VALUE
---------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
---------------------------------------------------------------------------------------------
                IOWA -- 0.1%
$      3,900    Des Moines, Iowa, 1.20%, 01/28/04                                $      3,900
       3,450    Des Moines, Iowa, 1.20%, 01/28/04                                       3,450
       6,000    Iowa Finance Authority, Single Family Mortgage,
                 Ser. F, Rev., FRDO, 0.90%, 09/03/03                                    6,000
                                                                                 ------------
                                                                                       13,350
                KANSAS -- 1.6%
      53,700    Burlington, Kansas, PCR, Floating Rate Trust Receipts,
                 Ser. 2002-L3, Rev., FRDO, MBIA, 0.90%, 09/01/03                       53,700
       2,000    Eagle Tax-Exempt Trust, Weekly Option Mode, Ser.
                 2000-1601, FRDO, 0.90%, 09/02/03                                       2,000
       5,400    Kansas City, Kansas, IDB, PQ Corp. Project, Rev.,
                 FRDO, 0.85%, 09/01/03                                                  5,400
      18,000    Kansas State Department of Transportation,
                 Highway, Ser. C-1, Rev., FRDO, 0.80%, 09/02/03                        18,000
      15,000    Kansas State Department of Transportation,
                 Highway, Ser. C-2, Rev., FRDO, 0.80%, 09/02/03                        15,000
      35,000    Kansas State Department of Transportation,
                 Highway, Ser. D, Rev., FRDO, 0.73%, 09/02/03                          35,000
       6,200    Kansas State Department of Transportation, Ser.
                 C-1, Rev., FRDO, 0.80%, 09/03/03                                       6,200
      10,225    Kansas State Department of Transportation, Ser. C-3,
                 Rev., FRDO, 0.80%, 09/03/03                                           10,225
      11,090    Lawrence, Kansas, Ser. 2003-I, GO, 1.50%, 06/01/04                     11,116
       9,780    Overland Park, Kansas, Floating Rate Receipts, Ser.
                 SG-155, 0.88%, 09/04/03                                                9,780
       4,470    Sedgwick & Shawnee Counties, Single Family
                 Housing, FLOATS, Ser. PT-523, Rev., FRDO,
                 0.93%, 09/04/03                                                        4,470
       1,500    Wichita, Kansas, Hospital Facilities Improvement,
                 Riverside, Ser. IV, Rev., FRDO, 0.90%, 09/05/03                        1,500
       7,740    Wichita, Kansas, Multi-Family Housing, FLOATS,
                 Ser. PT-1641, Rev., FRDO, 1.02%, 09/04/03                              7,740
                                                                                 ------------
                                                                                      180,131
                KENTUCKY -- 0.6%
      14,075    Jeffersontown, Kentucky, Lease Program, Kentucky
                 League of Cities Funding Trust, Rev., FRDO,
                 0.88%, 09/04/03                                                       14,075
      24,000    Kentucky Association of Counties, COP, Rev., TRAN,
                 2.00%, 06/30/04                                                       24,217
       2,240    Kentucky Development Finance Authority, Pooled
                 Loan Program, Ser. A, Rev., FRDO, FGIC,
                 0.85%, 09/04/03                                                        2,240
       7,020    Kentucky State Property & Buildings Commission,
                 FLOATS, Ser. PA-875, Rev., FRDO, 0.88%, 09/04/03                       7,020

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT    ISSUER                                                                  VALUE
---------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
---------------------------------------------------------------------------------------------
                KENTUCKY -- CONTINUED
$     15,000    Louisville & Jefferson County Metropolitan Sewer
                 District, Sewer & Drain Systems, Floating Rate
                 Receipts, Ser. SG-132, Rev., FRDO, FGIC, 0.88%,
                 09/03/03                                                        $     15,000
      10,000    Louisville & Jefferson County Metropolitan Sewer
                 District, Sewer & Drain Systems, Ser. B, Rev., FRDO,
                 FSA, 0.83%, 09/02/03                                                  10,000
                                                                                 ------------
                                                                                       72,552
                LOUISIANA -- 1.2%
      12,000    ABN AMRO Munitops Certificate Trust, Ser. 2002-17,
                 Rev., FRDO, AMBAC, #, 0.92%, 09/02/03                                 12,000
       6,200    East Baton Rouge Parish, PCR, Exxon Corp. Project,
                 Rev., FRDO, 0.80%, 09/01/03                                            6,200
       9,000    East Baton Rouge Parish, Solid Waste Disposal
                 Authority, Exxon Corp. Project, Rev., FRDO,
                 0.85%, 09/01/03                                                        9,000
       5,225    Ernest N. Morial-New Orleans Exhibit Hall Authority,
                 Special Tax, Ser. RR-II-R-5017, FRDO, AMBAC,
                 0.90%, 09/02/03                                                        5,225
       1,875    Iberia Parish IDB, IDR, Cuming Insulation Corp.
                 Project, Rev., FRDO, 0.97%, 09/04/03                                   1,875
       2,945    Jefferson Parish Home Mortgage Authority, Single
                 Family Mortgage, FLOATS, Ser. PT-492, Rev., FRDO,
                 0.97%, 09/04/03                                                        2,945
       3,000    Lake Charles Harbor & Terminal District, District
                 Dock & Wharf, Conoco, Inc. Project, Rev., FRDO,
                 0.90%, 09/02/03                                                        3,000
       4,540    Louisiana Housing Finance Agency, FLOATS, Ser.
                 PT-1340, Rev., FRDO, 1.35%, 09/04/03                                   4,540
       8,300    Louisiana Offshore Terminal Authority, Deepwater
                 Port, 1st Stage Loop LLC, Rev., FRDO, 0.80%, 09/01/03                  8,300
      31,470    Louisiana Public Facilities Authority, 0.83%, 09/04/03                 31,470
      15,000    Louisiana Public Facilities Authority, 0.86%, 10/08/03                 15,000
         100    Louisiana Public Facilities Authority, IDB, Kenner
                 Hotel LTD, Rev., FRDO, 0.85%, 09/01/03                                   100
       5,995    Louisiana Public Facilities Authority, LSU Alumni
                 Association Project, Rev., FRDO, 0.88%, 09/02/03                       5,995
      11,700    Louisiana Public Facilities Authority, Tiger Athletic
                 Foundation Project, Rev., FRDO, 0.88%, 09/04/03                       11,700
      11,170    Louisiana State, Floating Rate Certificates, Ser. 217,
                 GO, FRDO, MBIA, 0.89%, 09/04/03                                       11,170
         220    New Orleans Aviation Board, Ser. C, GO, FRDO,
                 MBIA, 0.85%, 09/04/03                                                    220
       4,000    South Louisiana Port Commission, Marine Terminal
                 Facilities, Occidental Petroleum, Rev., FRDO,
                 0.85%, 09/04/03                                                        4,000
       4,740    Tobacco Settlement Financing Corp., FLOATS, Ser.
                 PA-1079, Rev., FRDO, 1.10%, 09/04/03                                   4,740
                                                                                 ------------
                                                                                      137,480

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT    ISSUER                                                                  VALUE
---------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
---------------------------------------------------------------------------------------------
                MAINE -- 0.2%
$      9,800    Maine Finance Authority, Jackson Lab Issue, Ser.
                 2002, Rev., FRDO, 0.87%, 09/04/03                               $      9,800
       2,510    Maine State Housing Authority, FLOATS, Ser.
                 PT-1438, Rev., FRDO, 0.91%, 09/04/03                                   2,510
      10,000    Maine State, GO, BAN, 1.75%, 06/24/04                                  10,061
                                                                                 ------------
                                                                                       22,371
                MARYLAND -- 1.2%
       5,575    Baltimore County, Oak Crest Village, Inc. Project,
                 Ser. A, Rev., FRDO, 0.85%, 09/04/03                                    5,575
       8,200    Baltimore IDA, IDR, Baltimore Capital Acquisition,
                 Rev., FRDO, 0.83%, 09/03/03                                            8,200
       4,915    Maryland Community Development Administration
                 Department of Housing & Community
                 Development, FLOATS, Ser. PT-12, 0.85%, 09/01/03                       4,915
       3,000    Maryland Community Development Administration,
                 Department of Housing and Community
                 Development, Multi-Family Housing, Parklane
                 Apartments, Rev., FRDO, 0.90%, 09/03/03                                3,000
      11,000    Maryland State Economic Development Corp.,
                 Floating Rate Receipts, Ser. L9-J, Rev., FRDO, FSA,
                 0.95%, 09/03/03                                                       11,000
       2,550    Maryland State Health & Higher Educational
                 Facilities Authority, Loyola College Issue, Ser. B,
                 Rev., FRDO, MBIA, 0.93%, 09/05/03                                      2,550
       9,000    Maryland State Health & Higher Educational
                 Facilities Authority, Municipal Securities Trust
                 Receipts, Ser. SGA-143, Rev., FRDO, 0.90%, 09/04/03                    9,000
      24,100    Maryland State Health & Higher Educational
                 Facilities Authority, Ser. D, Rev., FRDO, 0.80%,
                 09/06/03                                                              24,100
      20,065    Maryland State Stadium Authority, Sports Facilities
                 Lease, Rev., FRDO, 0.90%, 09/03/03                                    20,065
       8,185    Maryland State, FLOATS, Ser. PA-858, GO, FRDO,
                 0.84%, 09/04/03                                                        8,185
       6,400    Montgomery County Housing Opportunities
                 Commission, Multi-Family Housing, Falklands, Ser.
                 B, Rev., FRDO, 0.73%, 09/05/03                                         6,400
      10,700    Montgomery County Housing Opportunities
                 Commission, Multiple Purpose, Ser. C, Rev., FRDO,
                 0.78%, 09/03/03                                                       10,700
      16,800    Montgomery County Housing Opportunities
                 Commission, Multi-Family Housing, Grosvenor,
                 Ser. A, Rev., FRDO, 0.73%, 09/06/03                                   16,800
       1,400    Northeast Waste Disposal Authority, Resource
                 Recovery, Harford County Resources, Rev., FRDO,
                 AMBAC, 0.72%, 09/03/03                                                 1,400
                                                                                 ------------
                                                                                      131,890

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT    ISSUER                                                                  VALUE
---------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
---------------------------------------------------------------------------------------------
                MASSACHUSETTS -- 4.6%
$      8,000    Arlington, Massachusetts, GO, BAN,
                 1.50%, 04/08/04                                                 $      8,019
       6,030    Canton Housing Authority, Multi-Family Housing,
                 Canton Arboretum Apartments, Rev., FRDO,
                 0.80%, 09/02/03                                                        6,030
       9,010    Clipper Tax-Exempt Trust, COP, Ser. 2001-4, FRDO,
                 1.25%, 02/15/04                                                        9,010
      40,000    Commonwealth of Massachusetts, 0.88%, 09/15/03                         40,000
      21,000    Commonwealth of Massachusetts, 0.88%, 09/15/03                         21,000
      56,500    Commonwealth of Massachusetts, 0.90%, 09/16/03                         56,500
      33,000    Commonwealth of Massachusetts, 0.90%, 09/22/03                         33,000
       7,000    Commonwealth of Massachusetts, 0.90%, 09/22/03                          7,000
      20,000    Duxbury, Massachusetts, GO, BAN, 1.75%, 01/15/04                       20,037
      20,000    Gateway Regional School District, GO, BAN,
                 1.625%, 05/05/04                                                      20,063
      15,000    Masconomet Regional School District, GO, BAN,
                 1.50%, 02/12/04                                                       15,023
      10,000    Massachusetts Bay Transportation Authority,
                 Floating Certificates, Ser. SG-156, Rev., FRDO,
                 0.80%, 09/01/03                                                       10,000
       5,750    Massachusetts Bay Transportation Authority,
                 Municipal Securities Trust Receipts, Special
                 Assessment, Ser. SGA-123, FRDO, 0.90%, 09/04/03                        5,750
      10,000    Massachusetts Development Finance Agency, Clark
                 University, Ser. A, Rev., FRDO, AMBAC, 0.85%,
                 09/02/03                                                              10,000
       4,910    Massachusetts Development Financing Agency, The
                 Bridge Issue, Rev., FRDO, 0.85%, 09/03/03                              4,910
      10,700    Massachusetts Health & Educational Facilities
                 Authority, Fairview Extended, Ser. B, Rev., FRDO,
                 0.80%, 09/02/03                                                       10,700
      10,000    Massachusetts Health & Educational Facilities
                 Authority, Capital Asset Program, Ser. M1-A, Pool 1,
                 Rev., FRDO, 0.77%, 09/04/03                                           10,000
      11,910    Massachusetts Health & Educational Facilities
                 Authority, FLOATS, Ser. PT-1668, Rev., FRDO,
                 0.81%, 09/04/03                                                       11,910
       8,300    Massachusetts Health & Educational Facilities
                 Authority, Partners in Healthcare, Ser. D-6, Rev.,
                 FRDO, 0.85%, 09/01/03                                                  8,300
       2,200    Massachusetts Health & Educational Facilities
                 Authority, University of Massachusetts, Ser. A, Rev.,
                 FRDO, 0.73%, 09/03/03                                                  2,200
      19,715    Massachusetts Housing Finance Agency, Single
                 Family Housing, Ser. L, Rev., 1.40%, 11/13/03                         19,715
      10,000    Massachusetts Housing Finance Agency, Single
                 Family Notes, Ser. M, Rev., 1.15%, 05/01/04                           10,000
       2,506    Massachusetts State Turnpike Authority, FLOATS,
                 Ser. 334, Rev., FRDO, MBIA, 0.83%, 09/04/03                            2,506

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT    ISSUER                                                                  VALUE
---------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
---------------------------------------------------------------------------------------------
                MASSACHUSETTS  -- CONTINUED
$      5,100    Massachusetts State Water Pollution Abatement
                 Trust, Municipal Securities Trust Receipts, Ser.
                 SGA-87, Rev., FRDO, 0.90%, 09/01/03                             $      5,100
       4,320    Massachusetts State Water Resources Authority,
                 Ser. A, Rev., FRDO, FGIC, 0.78%, 09/03/03                              4,320
       7,200    Massachusetts State Water Resources Authority,
                 Ser. B, Rev., FRDO, FGIC, 0.80%, 09/03/03                              7,200
       2,500    Massachusetts State Water Resources Authority,
                 Sub Ser. B, Rev., FRDO, FGIC, 0.78%, 09/02/03                          2,500
       6,600    Massachusetts State Water Resources Authority,
                 Sub Ser. C, Rev., FRDO, FGIC, 0.78%, 09/03/03                          6,600
       1,100    Massachusetts State Water Resources Authority,
                 Sub Ser. D, Rev., FRDO, 0.80%, 09/01/03                                1,100
      12,780    Massachusetts State, Central Artery, Ser. B, GO,
                 FRDO, 0.87%, 09/01/03                                                 12,780
       7,380    Massachusetts State, FLOATS, Ser. PA-1033R, GO,
                 FRDO, FSA, 0.81%, 09/04/03                                             7,380
       9,995    Massachusetts State, FLOATS, Ser. PA-800, 0.81%,
                 09/04/03                                                               9,995
       7,830    Massachusetts State, FLOATS, Ser. PT-1576, GO,
                 FRDO, MBIA, 0.81%, 09/04/03                                            7,830
      10,125    Massachusetts State, FLOATS, Ser. PT-1609, GO,
                 FRDO, FGIC, 0.81%, 09/04/03                                           10,125
       8,195    Massachusetts State, FLOATS, Ser. PT-1618, GO,
                 FRDO, FSA, 0.81%, 09/04/03                                             8,195
      10,670    Massachusetts State, FLOATS, Ser. PT-1696, GO,
                 FRDO, MBIA-IBC, 0.81%, 09/04/03                                       10,670
      10,275    Massachusetts State, FLOATS, Ser. PT-1702, GO,
                 FRDO, FGIC, 0.81%, 09/04/03                                           10,275
       5,900    Massachusetts State, Ser. B, GO, FRDO, 0.80%,
                 09/04/03                                                               5,900
       4,995    Massachusetts State, Ser. II-R-104, GO, FRDO,
                 1.60%, 09/04/03                                                        4,995
       8,950    Medford, Massachusetts, GO, BAN, 3.00%, 11/14/03                        8,978
      13,000    Peabody, Massachusetts, GO, BAN, 2.00%, 02/13/04                       13,051
      16,610    Route 3 North Transit Improvement Association, Ser.
                 B, Rev., FRDO, AMBAC, 0.79%, 09/04/03                                 16,610
       3,600    Sandwich, Massachusetts, GO, BAN, 2.00%, 02/12/04                       3,614
      24,494    Westford, Massachusetts, GO, BAN, 1.50%, 05/11/04                      24,561
                                                                                 ------------
                                                                                      523,452
                MICHIGAN -- 4.1%
      30,795    ABN AMRO Munitops Certificate Trust, Ser. 2000-16,
                 GO, FRDO, FGIC, 0.90%, 09/05/03                                       30,795
       5,000    ABN-AMRO Munitops Certificate Trust, Ser. 2002-29,
                 GO, FRDO, FGIC, 1.05%, 02/13/04                                        5,000
      16,080    Detroit, Michigan, Sewer Disposal, Second Lien, Ser.
                 E, Rev., FRDO, FGIC, 1.50%, 10/23/03                                  16,080

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT    ISSUER                                                                  VALUE
---------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
---------------------------------------------------------------------------------------------
                MICHIGAN -- CONTINUED
$      7,450    East Lansing School District, Municipal Securities
                 Trust Receipts, Ser. SGA-114, GO, FRDO,
                 0.90%, 09/04/03                                                 $      7,450
       9,255    Holt Public Schools, GO, FRDO, 0.85%, 09/03/03                          9,255
       8,885    Howell Public Schools, FLOATS, Ser. PT-1502,
                 GO, FRDO, 0.88%, 09/04/03                                              8,885
       5,500    Kent Hospital Financing Authority, Spectrum Health,
                 Ser. B, Rev., FRDO, MBIA, 0.82%, 09/05/03                              5,500
       9,000    Michigan Higher Education Student Loan Authority,
                 Ser. XII-F, Rev., FRDO, AMBAC, 0.85%, 09/03/03                         9,000
       5,280    Michigan Municipal Bond Authority, FLOATS, Ser.
                 PA-852, Rev., FRDO, 0.88%, 09/04/03                                    5,280
       8,220    Michigan Municipal Bond Authority, FLOATS, Ser.
                 PA-942, Rev., FRDO, 0.88%, 09/04/03                                    8,220
       8,530    Michigan Municipal Bond Authority, FLOATS, Ser.
                 PT-1477, Rev., FRDO, 0.84%, 09/04/03                                   8,530
       6,205    Michigan Municipal Bond Authority, FLOATS, Ser.
                 PT-397, Rev., FRDO, 0.88%, 09/04/03                                    6,205
      20,000    Michigan Municipal Bond Authority, Ser. B-1,
                 Rev., 2.00%, 08/20/04                                                 20,188
       5,000    Michigan Public Power Agency, Municipal Trust
                 Certificates, Ser. 42, Class A, 1.03%, 09/01/03                        5,000
       9,500    Michigan State Building Authority, Facilities
                 Program, Ser. I, Rev., FRDO, 0.85%, 09/03/03                           9,500
      45,300    Michigan State Building Authority, Multi-Modal
                 Facilities Program, Ser. II, Rev., FRDO, 0.80%,
                 09/04/03                                                              45,300
      10,550    Michigan State Building Authority, Ser. RR-II-R-1049,
                 Rev., FRDO, 0.90%, 09/04/03                                           10,550
       5,000    Michigan State Building Authority, Ser. RR-II-R-220,
                 Rev., FRDO, 0.90%, 09/04/03                                            5,000
       8,970    Michigan State Hospital Finance Authority, FLOATS,
                 Ser. PA-919, 0.88%, 09/04/03                                           8,970
       7,495    Michigan State Hospital Finance Authority, FLOATS,
                 Ser. PT-668, Rev., FRDO, MBIA, 0.88%, 09/04/03                         7,495
       6,350    Michigan State Housing Development Authority,
                 Multi-Family Housing, Canton Club, Ser. A, Rev.,
                 FRDO, 0.83%, 09/06/03                                                  6,350
       7,225    Michigan State Housing Development Authority,
                 Multi-Family Housing, River Place Apartments,
                 Rev., FRDO, 0.90%, 09/04/03                                            7,225
       6,000    Michigan State Housing Development Authority,
                 Ser. 1999-B2, Rev., FRDO, MBIA, 0.90%, 09/05/03                        6,000
         825    Michigan State Housing Development Authority,
                 Ser. 2000-A, Rev., FRDO, MBIA, 0.85%, 09/05/03                           825
      17,375    Michigan State Housing Development Authority,
                 Ser. D, Rev., 1.40%, 12/01/03                                         17,375

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT    ISSUER                                                                  VALUE
---------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
---------------------------------------------------------------------------------------------
                MICHIGAN -- CONTINUED
$      4,860    Michigan State University, Ser. A, Rev., FRDO,
                 0.80%, 09/01/03                                                 $      4,860
       1,500    Michigan State University, Ser. A, Rev., FRDO,
                 0.80%, 09/01/03                                                        1,500
      18,935    Michigan State University, Ser. A-2, Rev., Adj.,
                 0.85%, 09/03/03                                                       18,935
      28,100    Michigan State, Ser. A, Rev., GAN, FRDO, FSA,
                 0.79%, 09/04/03                                                       28,100
      15,000    Michigan State, Ser. C, Rev., GAN, FRDO, FSA,
                 0.80%, 09/04/03                                                       15,000
       6,000    Michigan State, Floating Rate Trust Receipts, Ser.
                 L-43J, GO, FRDO, 0.90%, 09/04/03                                       6,000
      10,500    Michigan State, Ser. A, Rev., GAN, FRDO, FSA,
                 0.79%, 09/05/03                                                       10,500
      37,700    Michigan State, Ser. B, Rev., GAN, FRDO, FSA,
                 0.79%, 09/05/03                                                       37,700
       1,175    Michigan Strategic Fund, Wayne Disposal, Oakland
                 Project, Rev., FRDO, 0.93%, 09/03/03                                   1,175
      17,770    Milan Area Schools, GO, FRDO, 0.85%, 09/04/03                          17,770
      10,000    Oakland University, Rev., FRDO, FGIC,
                 0.85%,09/04/03                                                        10,000
      17,240    Saline Area Schools, GO, FRDO, 0.85%, 09/02/03                         17,240
         300    University of Michigan, Hospital, Ser. A, Rev.,
                 FRDO, 0.85%, 09/01/03                                                    300
       6,080    University of Michigan, Hospital, Ser. A-2, Rev.,
                 FRDO, 0.85%, 09/01/03                                                  6,080
       2,300    University of Michigan, Medical Service Plan, Ser.
                 A-1, Rev., FRDO, 0.85%, 09/01/03                                       2,300
         300    University of Michigan, Medical Services Plan, Ser.
                 A, Rev., FRDO, 0.80%, 09/04/03                                           300
       9,200    Wayne Charter County, Detroit Metropolitan,
                 Wayne Charter Airport, Junior Lien, Rev., FRDO,
                 FSA, 0.83%, 09/04/03                                                   9,200
      13,700    Wayne Charter County, Wayne Charter Airport,
                 Floating Rate Receipts, Ser. SG-122, Rev., FRDO,
                 0.88%, 09/04/03                                                       13,700
                                                                                 ------------
                                                                                      470,638
                MINNESOTA -- 0.9%
       8,360    Minneapolis & St. Paul Metropolitan Airports
                 Commission, Municipal Securities Trust Receipts,
                 Ser. SG-136, Rev., FRDO, FGIC, 0.90%, 09/04/03                         8,360
       9,000    Minneapolis & St. Paul Metropolitan Airports
                 Commission, Municipal Securities Trust Receipts,
                 Ser. SGA-127, Rev., FRDO, FGIC, 0.90%, 09/02/03                        9,000
       5,635    Minneapolis, Minnesota, FLOATS, Ser. PA-711, GO,
                 FRDO, 0.88%, 09/04/03                                                  5,635
       4,400    Minnesota Housing Finance Agency, Residential
                 Housing, Ser. B, Rev., FRDO, 0.95%, 09/03/03                           4,400

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT    ISSUER                                                                     VALUE
------------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
------------------------------------------------------------------------------------------------
                MINNESOTA -- CONTINUED
$     15,110    Minnesota Housing Finance Agency, Residential
                 Housing, Ser. H, Rev., FRDO, 1.00%, 07/22/04                    $        15,110
       5,805    Minnesota Housing Finance Agency, Single Family
                 Mortgage, Ser. I, Rev., FRDO, 1.38%, 01/01/04                             5,805
      24,030    Minnesota Housing Finance Agency, Single Family
                 Mortgage, Ser. J, Rev., FRDO, 1.40%, 01/01/04                            24,030
       4,995    Minnesota Public Facilities Authority, PCR, Water,
                 Ser. II-R-31, Rev., FRDO, 0.90%, 09/04/03                                 4,995
       4,300    St. Louis Park, Minnesota, Catholic Finance Corp.,
                 Rev., FRDO, 0.90%, 09/04/03                                               4,300
      21,450    University of Minnesota, Ser. C, Rev., FRDO,
                 0.90%, 09/03/03                                                          21,450
                                                                                 ---------------
                                                                                         103,085
                MISSISSIPPI -- 0.5%
         600    Jackson County, PCR, Chevron USA, Inc. Project, Rev.,
                 FRDO, 0.80%, 09/01/03                                                       600
      26,705    Jackson County, Port Facilities, Chevron USA, Inc.
                 Project, Rev., FRDO, 0.87%, 09/01/03                                     26,705
       1,545    Mississippi Business Finance Corp., IDR, Choctaw
                 Maid Farms, Inc. Project, Rev., FRDO,
                 0.95%, 09/01/03                                                           1,545
       8,430    Mississippi Development Bank Special Obligation,
                 FLOATS, Ser. PT-1494, Rev., FRDO, FSA, 0.88%,
                 09/04/03                                                                  8,430
       3,855    Mississippi Home Corp., Single Family Housing,
                 FLOATS, Ser. PT-620, Rev., FRDO, 0.93%, 09/04/03                          3,855
       4,385    Mississippi State, Ser. RR-II-R-1043, GO, FRDO, FGIC,
                 0.90%, 09/03/03                                                           4,385
      15,000    Perry County, PCR, Leaf River Forest Production
                 Project, Rev., FRDO, 0.85%, 09/03/03                                     15,000
                                                                                 ---------------
                                                                                          60,520
                MISSOURI -- 0.8%
      11,320    Bi-State Development Agency, Metropolitan
                 District, FLOATS, Ser. PT-1593, Rev., FRDO,
                 FSA, 0.88%, 09/04/03                                                     11,320
       6,840    Independence IDA, Multi-Family Housing, FLOATS,
                 Ser. PT-314, FRDO, 0.88%, 09/04/03                                        6,840
       3,025    Kansas City IDA, IDR, Livers Bronze Co. Project, Rev.,
                 FRDO, 1.00%, 09/06/03                                                     3,025
       3,000    Missouri Higher Education Loan Authority, Student
                 Loan, Ser. B, Rev., FRDO, 0.90%, 09/02/03                                 3,000
       1,600    Missouri Higher Education Loan Authority, Student
                 Loan, Ser. B, Rev., FRDO, MBIA, 0.90%, 09/01/03                           1,600
       3,925    Missouri Housing Development Commission, FLOATS,
                 Ser. PT-1286, Rev., FRDO, 1.35%, 09/04/03                                 3,925
       4,230    Missouri Housing Development Commission, FLOATS,
                 Ser. PT-341, Rev., FRDO, 1.05%, 09/01/03                                  4,230

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT    ISSUER                                                                     VALUE
------------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
------------------------------------------------------------------------------------------------
                MISSOURI -- CONTINUED
$      5,520    Missouri Housing Development Commission,
                 Mortgage, FLOATS, Ser. PT-495, Rev., FRDO,
                 0.93%, 09/04/03                                                 $         5,520
      10,000    Missouri Housing Development Commission, Single
                 Family Mortgage, FLOATS, Ser. L-5J, Regulation
                 D, Rev., FRDO, 1.15%, 09/30/03                                           10,000
      18,100    Missouri State Health & Educational Facilities
                 Authority, Assemblies of God College, Rev.,
                 FRDO, 0.85%, 09/02/03                                                    18,100
       2,500    Missouri State Health & Educational Facilities
                 Authority, EAGLE, Ser. 2002-6026, Class A, Rev.,
                 FRDO, 0.90%, 09/04/03                                                     2,500
       9,985    Missouri State Highways & Transit Commission,
                 FLOATS, Ser. PT-657, Rev., FRDO, 0.88%, 09/04/03                          9,985
       6,110    Missouri State Housing Development Commission,
                 FLOATS, Ser. PT-223, Rev., FRDO, 0.93%, 09/04/03                          6,110
      11,125    O'Fallon, Missouri, COP, FLOATS, Ser. PT-1396, FRDO,
                 MBIA, 0.88%, 09/04/03                                                    11,125
                                                                                 ---------------
                                                                                          97,280
                MONTANA -- 0.0%^
       2,235    Montana Board of Housing, FLOATS, Ser. PT-356,
                 0.97%, 09/05/03                                                           2,235

                MULTIPLE STATES -- 3.0%
       5,010    ABN AMRO Munitops Certificate Trust, Ser. 2002-37,
                 Rev., FRDO, 1.25%, 12/04/03                                               5,010
      37,640    ABN-AMRO Munitops Certificate Trust, Ser. 2002-1,
                 Rev., FRDO, 1.05%, 09/01/03                                              37,640
      42,500    Charter Mac Floater Certificate Trust I, Ser. NAT-1,
                 Rev., FRDO, MBIA, 1.03%, 09/02/03                                        42,500
      10,000    Charter Mac Floater Certificate Trust I, Ser. NAT-2,
                 Rev., FRDO, MBIA, 1.03%, 09/04/03                                        10,000
      15,000    Charter Mac Floater Certificate Trust I, Ser. NAT-3,
                 Rev., FRDO, MBIA, 1.03%, 09/04/03                                        15,000
      14,000    Charter Mac Floater Certificate Trust I, Ser. NAT-4,
                 Rev., FRDO, 1.03%, 09/02/03                                              14,000
       5,705    Clipper Tax-Exempt Trust, COP, Ser. 1999-2, FRDO,
                 1.13%, 09/02/03                                                           5,705
      26,205    Clipper Tax-Exempt Trust, COP, Ser. 2002-9, FRDO,
                 1.13%, 09/04/03                                                          26,205
      20,000    Clipper Tax-Exempt Trust, COP, Ser. 2003-5, FRDO,
                 1.03%, 09/04/03                                                          20,000
       6,000    Eagle Tax Exempt Trust, Ser. 2000-1003, Rev., FRDO,
                 FGIC, 0.90%, 09/03/03                                                     6,000
       9,364    Government Development Bank for Municipal
                 Commercial Paper, 0.85%, 12/01/03                                         9,364
       9,982    Government Development Bank for Municipal
                 Commercial Paper, 0.90%, 09/25/03                                         9,982

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT    ISSUER                                                                     VALUE
------------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
------------------------------------------------------------------------------------------------
                MULTIPLE STATES -- CONTINUED
$      3,500    IBM Tax Exempt Grantor Trust, IBM Project, FLOATS,
                 1.03%, 09/03/03                                                 $         3,500
      17,100    IBM Tax Exempt Trust, IBM Project, FLOATS, Ser.
                 2001-D, Rev., FRDO, 1.03%, 09/02/03                                      17,100
      32,941    Koch Floating Rate Trust, Weekly Certificates, Ser. 1,
                 Rev., FRDO, 1.08%, 09/04/03                                              32,941
      30,560    MBIA Capital Corp., FLOATS, 0.98%, 09/04/03                               30,560
      45,470    Puttable Floating Option Tax-Exempt Receipts,
                 SunAmerica Trust, Ser. 2001-2, Class A Certificates,
                 0.97%, 09/05/03                                                          45,470
      10,400    SunAmerica Trust, Ser. 2, Class A Certificates, Rev.,
                 FRDO, 1.02%, 09/03/03                                                    10,400
                                                                                 ---------------
                                                                                         341,377
                NEBRASKA -- 0.3%
      12,350    Lincoln, Nebraska, Electric Systems, FLOATS, Ser.
                 PT-1548, Rev., FRDO, 0.88%, 09/04/03                                     12,350
       3,285    NEBHELP, Inc., Multi-Modal, Ser. A-11, Rev., FRDO,
                 MBIA, 0.90%, 09/05/03                                                     3,285
       4,755    Nebraska Investment Finance Authority, Single
                 Family Housing, Floating Rate Trust Receipts, Ser.
                 2002-L1, Rev., FRDO, 0.95%, 09/01/03                                      4,755
       9,755    Nebraska Investment Finance Authority, Single
                 Family Housing, Floating Rate Trust Receipts, Ser.
                 N-7, Regulation D, Rev., FRDO, 1.20%, 10/19/03                            9,755
       6,000    Nebraska Investment Finance Authority, Single
                 Family Housing, Ser. E, Rev., FRDO, 0.90%, 09/04/03                       6,000
         900    Sidney, Nebraska, IDR, Pennington Seed, Inc. Project,
                 Rev., FRDO, 0.95%, 09/02/03                                                 900
                                                                                 ---------------
                                                                                          37,045
                NEVADA -- 1.2%
      15,000    Clark County School District, FRDO, 0.90%, 09/03/03                       15,000
       6,805    Clark County, Airport Improvement, Sub Lien, Ser.
                 A-1, Rev., FRDO, 0.77%, 09/03/03                                          6,805
         575    Clark County, Airport Improvement, Sub Lien, Ser.
                 A-2, Rev., FRDO, 0.83%, 09/03/03                                            575
      18,200    Clark County, Airport Revenue, Sub Lien, Ser. C, Rev.,
                 FRDO, FGIC, 0.77%, 09/04/03                                              18,200
       5,300    Clark County, IDR, Nevada Cogeneration Association
                 #2, Rev., FRDO, 0.90%, 09/01/03                                           5,300
      15,210    Clark County, Nevada, Airport Revenue, Sub-Lien,
                 Ser. B-2,  Rev., FRDO, 0.73%, 09/03/03                                   15,210
      14,800    Nevada Housing Division, Multi-Family Housing,
                 Park Vista Apartments, Ser. A, Rev., FRDO,
                 0.85%, 09/05/03                                                          14,800
       9,500    Nevada Housing Division, Multi-Unit Housing,
                 Flamingo Road, Ser. A, Rev., FRDO, #,
                 1.20%, 09/05/03                                                           9,500

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT    ISSUER                                                                     VALUE
------------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
------------------------------------------------------------------------------------------------
                NEVADA -- CONTINUED
$      7,800    Nevada Housing Division, Multi-Unit Housing, Fort
                 Apache, Ser. A, Rev., FRDO, 1.20%, 09/05/03                     $         7,800
       3,390    Nevada Housing Division, Multi-Unit Housing,
                 Horizon, Ser. A, Rev., FRDO, 0.87%, 09/05/03                              3,390
       4,350    Nevada Housing Division, Multi-Unit Housing,
                 Joshua Villas, Ser. E, Rev., FRDO, 0.87%, 09/05/03                        4,350
       5,455    Nevada Housing Division, Multi-Unit Housing,
                 Judith Villas, Ser. C, Rev., FRDO, 0.87%, 09/03/03                        5,455
       6,750    Nevada Housing Division, Multi-Unit Housing, Ser.
                 A, Rev., FRDO, 0.87%, 09/06/03                                            6,750
       3,195    Nevada Housing Division, Multi-Unit Housing, Ser.
                 M, Rev., FRDO, 0.87%, 09/01/03                                            3,195
       4,800    Nevada State, FLOATS, Ser. PT-403, GO, FRDO,
                 0.88%, 09/04/03                                                           4,800
       9,000    Nevada State, FLOATS, Ser. SG-39, 0.88%, 09/05/03                          9,000
       5,800    Truckee Meadows Water Authority, Municipal
                 Securities Trust Receipts, Ser. SGA-137, Rev., FRDO,
                 FSA, 0.90%, 09/01/03                                                      5,800
                                                                                 ---------------
                                                                                         135,930
                NEW HAMPSHIRE -- 0.2%
       6,000    New Hampshire Health & Education Facilities
                 Authority, Riverbend, Rev., FRDO, 0.85%, 09/05/03                         6,000
       5,475    New Hampshire Higher Educational & Health
                 Facilities Authority, Ser. 772, Rev., FRDO, FGIC,
                 0.89%, 09/04/03                                                           5,475
       6,300    New Hampshire Higher Educational & Health
                 Facilities Authority, VHA New England, Inc., Ser. C,
                 Rev., FRDO, AMBAC, 0.85%, 09/06/03                                        6,300
       5,365    New Hampshire State Housing Finance Authority,
                 Single Family Housing, FLOATS, Ser. PT-624, Rev.,
                 FRDO, 0.93%, 09/04/03                                                     5,365
                                                                                 ---------------
                                                                                          23,140
                NEW JERSEY -- 1.2%
      20,000    Essex County, Essex Vocational School, BAN,
                 2.25%, 11/06/03                                                          20,018
       5,100    Garden State Preservation Trust, Open Space &
                 Farmland, Ser. 2003-5, Rev., FRDO, FSA,
                 0.92%, 09/04/03                                                           5,100
      18,700    Jersey City, New Jersey, Promissory Note, GO,
                 1.75%, 02/27/04                                                          18,751
       7,900    Mercer County Improvement Authority, Atlantic
                 Foundation & Johnson, Rev., FRDO, MBIA,
                 0.78%, 09/03/03                                                           7,900
       4,985    New Jersey Economic Development Authority,
                 FLOATS, Ser. PA-828, Rev., FRDO, AMBAC, 0.82%,
                 09/04/03                                                                  4,985

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT    ISSUER                                                                     VALUE
------------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
------------------------------------------------------------------------------------------------
                NEW JERSEY -- CONTINUED
$     12,200    New Jersey Economic Development Authority,
                 Foreign Trade Zone Project, Rev.,
                 FRDO, 0.85%, 09/01/03                                           $        12,200
       4,995    New Jersey Economic Development Authority, Ser.
                 A, GO, FRDO, AMBAC, 1.20%, 09/04/03                                       4,995
       1,470    New Jersey Sports & Exposition Authority, State
                 Contract, Ser. C, Rev., FRDO, MBIA, 0.80%, 09/01/03                       1,470
      12,820    New Jersey State Educational Facilities Authority,
                 Floating Rate Certificates, Ser. SG-148, Rev.,
                 FRDO, 0.82%, 09/04/03                                                    12,820
       5,315    New Jersey State Educational Facilities Authority,
                 FLOATS, Ser. PT-1599, 0.82%, 09/02/03                                     5,315
      10,000    New Jersey State Housing & Mortgage Finance
                 Agency, Ser. EE, Rev., MBIA, 1.10%, 04/01/04                             10,000
      25,000    New Jersey State Turnpike Authority, Ser. C-1, Rev.,
                 FRDO, FSA, 0.85%, 09/03/03                                               25,000
      10,365    New Jersey Transportation Trust Fund Authority,
                 FLOATS, Ser. PT-1926, Rev., FRDO, MBIA,
                 0.86%, 09/04/03                                                          10,365
                                                                                 ---------------
                                                                                         138,919
                NEW MEXICO -- 0.2%
       3,200    Chaves County, IDR, Friona Industries LP, Ser. A,
                 Rev., FRDO, 1.00%, 09/04/03                                               3,200
       1,000    Farmington, New Mexico, PCR, Arizona Public
                 Services Co., Ser. B, Rev., FRDO, 0.80%, 09/01/03                         1,000
       5,970    New Mexico Mortgage Finance Authority, FLOATS,
                 Ser. PT-1308, Rev., FRDO, 1.35%, 09/04/03                                 5,970
       6,670    New Mexico Mortgage Finance Authority, FLOATS,
                 Ser. PT-1378, Rev., FRDO, 1.35%, 09/04/03                                 6,670
       3,830    New Mexico Mortgage Finance Authority, FLOATS,
                 Ser. PT-196, FRDO, 0.93%, 09/04/03                                        3,830
       5,395    New Mexico Mortgage Finance Authority, FLOATS,
                 Ser. PT-643, Rev., FRDO, 0.93%, 09/04/03                                  5,395
                                                                                 ---------------
                                                                                          26,065
                NEW YORK -- 11.5%
      24,795    ABN AMRO Munitops Certificate Trust, Ser.
                 2002-19, Rev., FRDO, MBIA-IBC, 1.08%, 09/05/03                           24,795
         270    Eagle Tax-Exempt Trust, Weekly Option Mode,
                 Ser. 96C-4901, Class A, #, FRDO, 0.95%, 09/03/03                            270
       2,300    Long Island Power Authority, Electric Systems,
                 FLOATS, Ser. PA-522, Rev., FRDO, FSA,
                 0.86%, 09/04/03                                                           2,300
       9,700    Long Island Power Authority, Electric Systems,
                 Ser. D, Rev., FRDO, FSA, 0.80%, 09/04/03                                  9,700
      10,600    Long Island Power Authority, Electric Systems, Sub
                 Ser. 3-B, Rev., FRDO, 0.80%, 09/01/03                                    10,600
      31,000    Metropolitan Transportation Authority, 0.90%,
                 10/06/03                                                                 31,000

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT    ISSUER                                                                     VALUE
------------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
------------------------------------------------------------------------------------------------
                NEW YORK  -- CONTINUED
$      9,440    Metropolitan Transportation Authority, Dedicated
                 Tax, FLOATS, Ser. PT-395, 0.86%, 09/04/03                       $         9,440
      14,350    Metropolitan Transportation Authority, FLOATS, Ser.
                 PT-1547, Rev., FRDO, FGIC, 0.86%, 09/04/03                               14,350
      28,900    Metropolitan Transportation Authority, Ser. D-1,
                 Rev., FRDO, FSA, 0.85%, 09/04/03                                         28,900
      10,000    Metropolitan Transportation Authority, Ser. D-2,
                 Rev., FRDO, FSA, 0.85%, 09/04/03                                         10,000
      63,065    Metropolitan Transportation Authority, Ser. G-2,
                 Rev., FRDO, AMBAC, 0.76%, 09/03/03                                       63,065
      25,000    Metropolitan Transportation Authority, Tax Exempt,
                 0.85%, 09/02/03                                                          25,000
       1,520    Monroe County Airport Authority, FLOATS, Ser.
                 PA-585, Rev., FRDO, MBIA, 0.87%, 09/06/03                                 1,520
       7,555    Municipal Securities Trust Certificates, Ser. 2001-116,
                 Class A, Rev., FRDO, #, 0.83%, 09/04/03                                   7,555
      11,300    Nassau County Interim Finance Authority, FLOATS,
                 Ser. PA-901, Rev., FRDO, AMBAC, 0.86%, 09/05/03                          11,300
      14,800    New York City IDA, Civic Facilities, Center for Jewish
                 History Project, Rev., FRDO, 0.79%, 09/01/03                             14,800
         400    New York City IDA, Civic Facilities, Municipal
                 Securities Trust Receipts, Ser. SGA-110, Rev., FRDO,
                 0.83%, 09/04/03                                                             400
       5,550    New York City Municipal Water Finance Authority,
                 Water & Sewer System, FLOATS, Ser. PA-446, Rev.,
                 Adj., FGIC, 0.84%, 09/04/03                                               5,550
      50,710    New York City Municipal Water Finance Authority,
                 Water & Sewer System, Ser. F, Sub Ser. F-1, Rev.,
                 FRDO, 0.79%, 09/02/03                                                    50,710
       8,000    New York City Municipal Water Finance Authority,
                 Water & Sewer System, Ser. F, Sub Ser. F-2, Rev.,
                 FRDO, 0.77%, 09/01/03                                                     8,000
      13,900    New York City Municipal Water Finance Authority,
                 Water & Sewer Systems, Fiscal Year 2003, Sub Ser.
                 C-2, Rev., FRDO, 0.80%, 09/02/03                                         13,900
       4,995    New York City Municipal Water Finance Authority,
                 Water & Sewer Systems, FLOATS, Ser. PA-1045,
                 Rev., FRDO, 0.87%, 09/04/03                                               4,995
      13,545    New York City Municipal Water Finance Authority,
                 Water & Sewer Systems, FLOATS, Ser. PA-1054,
                 0.86%, 09/04/03                                                          13,545
       5,885    New York City Municipal Water Finance Authority,
                 Water & Sewer Systems, FLOATS, Ser. PA-1076,
                 Rev., FRDO, 0.87%, 09/04/03                                               5,885
       9,895    New York City Municipal Water Finance Authority,
                 Water & Sewer Systems, FLOATS, Ser. PA-1085,
                 Rev., FRDO, FGIC, 0.86%, 09/04/03                                         9,895

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT    ISSUER                                                                     VALUE
------------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
------------------------------------------------------------------------------------------------
                NEW YORK -- CONTINUED
$      6,385    New York City Municipal Water Finance Authority,
                 Water & Sewer Systems, Municipal Securities Trust
                 Receipts, Ser. SGA-12, Rev., FRDO, 0.83%, 09/05/03              $         6,385
       2,000    New York City Municipal Water Finance Authority,
                 Water & Sewer Systems, Municipal Securities Trust
                 Receipts, Ser. SGB-27, Rev., FRDO, FSA, 0.86%,
                 09/04/03                                                                  2,000
      31,400    New York City Municipal Water Finance Authority,
                 Water & Sewer Systems, Ser. A, Rev., FRDO, FGIC,
                 0.80%, 09/01/03                                                          31,400
      21,800    New York City Municipal Water Finance Authority,
                 Water & Sewer Systems, Ser. C, Rev., FRDO,
                 0.77%, 09/01/03                                                          21,800
       6,550    New York City Municipal Water Finance Authority,
                 Water & Sewer Systems, Ser. C, Rev., FRDO, FGIC,
                 0.85%, 09/01/03                                                           6,550
       1,900    New York City Municipal Water Finance Authority,
                 Water & Sewer Systems, Ser. C, Rev., FRDO, FGIC,
                 0.85%, 09/01/03                                                           1,900
      16,575    New York City Transitional Finance Authority,
                 Floating Rate Trust Receipts, Ser. L-11, Rev., FRDO,
                 0.85%, 09/03/03                                                          16,575
       8,995    New York City Transitional Finance Authority,
                 FLOATS, Ser. PA-1043-R, Rev., FRDO, 0.86%, 09/02/03                       8,995
      10,300     New York City Transitional Finance Authority,
                Future Tax Secured, Ser. B, Rev., FRDO, 0.80%,
                 09/01/03                                                                 10,300
      13,650     New York City Transitional Finance Authority,
                Future Tax Secured, Ser. C, Rev., FRDO, 0.82%,
                 09/01/03                                                                 13,650
       9,800    New York City Transitional Finance Authority, Future
                 Tax Secured, Sub Ser. C-4, Rev., FRDO, 0.77%, 09/01/03                    9,800
      15,840    New York City Transitional Finance Authority, Future
                 Tax Secured, Sub Ser. C-5, Rev., FRDO, 0.82%,
                 09/01/03                                                                 15,840
      16,200    New York City Transitional Finance Authority,
                 Recovery, Ser. 1, Sub Ser. 1-E, Rev., FRDO,
                 0.79%, 09/04/03                                                          16,200
       2,100    New York City Transitional Finance Authority,
                 Recovery, Ser. 3, Sub Ser. 3-B, Rev., FRDO,
                 0.88%, 09/01/03                                                           2,100
      88,200    New York City Transitional Finance Authority,
                 Recovery, Ser. 3, Sub Ser. 3-C, Rev., FRDO,
                 0.79%, 09/02/03                                                          88,199
      12,500    New York City Transitional Finance Authority,
                 Recovery, Ser. 3, Sub Ser. 3-D, Rev., FRDO,
                 0.79%, 09/02/03                                                          12,500

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT    ISSUER                                                                     VALUE
------------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
------------------------------------------------------------------------------------------------
                NEW YORK -- CONTINUED
$     25,656    New York City Transitional Finance Authority,
                 Recovery, Ser. 3, Sub Ser. 3-H, Rev., FRDO,
                 0.82%, 09/01/03                                                 $        25,656
      52,600    New York City Transitional Finance Authority,
                 Rev., BAN, 2.50%, 11/06/03                                               52,690
      39,700    New York City Transitional Finance Authority,
                 Sub Ser. 2-A, Rev., FRDO, 0.80%, 09/01/03                                39,700
       7,185    New York City Transitional Finance Authority,
                 Sub Ser. 2-E, Rev., FRDO, 0.79%, 09/02/03                                 7,185
       4,300    New York City, New York, Housing Development
                 Corp., Multi-Family Housing, Monterey, Ser. A,
                 Rev., FRDO, 0.80%, 09/05/03                                               4,300
       9,000    New York City, New York, Municipal Securities
                 Trust Receipts, Ser. SGA-51, FRDO, AMBAC,
                 0.83%, 09/02/03                                                           9,000
       5,410    New York City, New York, Municipal Securities Trust
                 Receipts, Ser. SGB-33, GO, FRDO, FSA,
                 0.86%, 09/01/03                                                           5,410
       1,610    New York City, New York, Ser. B, GO, FRDO, FGIC,
                 0.80%, 09/01/03                                                           1,610
       8,500    New York City, New York, Ser. B, Sub Ser. B-4, GO,
                 FRDO, MBIA, 0.85%, 09/01/03                                               8,500
       7,500    New York City, New York, Ser. B, Sub Ser. B-6, GO,
                 FRDO, MBIA, 0.80%, 09/01/03                                               7,500
       9,200    New York City, New York, Ser. B-2, Sub. Ser. B-5,
                 GO, FRDO, MBIA, 0.80%, 09/01/03                                           9,200
       5,000    New York City, New York, Ser. H, Sub Ser. H-2, GO,
                 FRDO, MBIA, 0.80%, 09/01/03                                               5,000
         900    New York City, New York, Ser. H, Sub Ser. H-3, FRDO,
                 GO, FSA, 0.75%, 09/01/03                                                    900
       1,400    New York City, New York, Ser. H, Sub Ser. H-3, GO,
                 FRDO, FSA, 0.75%, 09/01/03                                                1,400
       1,700    New York City, New York, Ser. H, Sub Ser. H-3, GO,
                 FRDO, FSA, 0.75%, 09/01/03                                                1,700
       3,200    New York City, New York, Ser. H, Sub Ser. H-3, GO,
                 FRDO, FSA, 0.75%, 09/01/03                                                3,200
       1,200    New York City, New York, Ser. H, Sub Ser. H-3, GO,
                 FRDO, FSA, 0.75%, 09/01/03                                                1,200
       7,900    New York City, New York, Ser. H, Sub Ser. H-6, GO,
                 FRDO, MBIA, 0.74%, 09/02/03                                               7,900
      20,000    New York City, New York, Sub Ser. A-3, GO, FRDO,
                 0.80%, 09/01/03                                                          20,000
       8,600    New York City, New York, Sub Ser. A-4, GO, FRDO,
                 0.80%, 09/01/03                                                           8,600
       7,600    New York City, New York, Sub Ser. A-4, GO, FRDO,
                 0.80%, 09/01/03                                                           7,600
         300    New York City, New York, Sub Ser. A-5, GO, FRDO,
                 0.85%, 09/01/03                                                             300

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT    ISSUER                                                                     VALUE
------------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
------------------------------------------------------------------------------------------------
                NEW YORK -- CONTINUED
$     22,750    New York City, New York, Sub Ser. A-6, GO, FRDO,
                 FSA, 0.80%, 09/01/03                                            $        22,750
      12,000    New York City, New York, Sub Ser. C-5, GO, FRDO,
                 0.78%, 09/03/03                                                          12,000
       3,700    New York City, New York, Sub. Ser. E-3, GO, FRDO,
                 0.75%, 09/01/03                                                           3,700
      42,700    New York Local Government Assistance Corp.,
                 Floating Rate Receipts, Ser. SG-99, Rev., FRDO,
                 AMBAC, 0.84%, 09/03/03                                                   42,700
      11,100    New York State Dorm Authority, FLOATS,
                 Ser. PA-419, Rev., FRDO, 0.84%, 09/01/03                                 11,100
      10,000    New York State Dorm Authority, FLOATS,
                 Ser. PT-1447, Rev., FRDO, MBIA, 0.84%, 09/04/03                          10,000
       7,000    New York State Dorm Authority, FLOATS,
                 Ser. PT-1621, Rev., FRDO, MBIA, 0.84%, 09/04/03                           7,000
       9,000    New York State Dorm Authority, FLOATS,
                 Ser. PT-1742, Rev., FRDO, MBIA, 0.84%, 09/04/03                           9,000
       8,140    New York State Dorm Authority, FLOATS,
                 Ser. PT-407, Rev., FRDO, AMBAC, 1.10%, 09/03/03                           8,140
       4,985    New York State Dorm Authority, New York Public
                 Library, Ser. A, Rev., FRDO, MBIA, 0.80%, 09/02/03                        4,985
       7,120    New York State Dormitory Authority, FLOATS,
                 Ser. PA-1089, Rev., FRDO, AMBAC, 0.84%, 09/04/03                          7,120
       6,445    New York State Dormitory Authority, FLOATS.
                 Ser. PA-773-R, Rev., FRDO, MBIA, 0.84%, 09/04/03                          6,445
      10,450    New York State Energy Research & Development
                 Authority, PCR, FLOATS, Ser. PA-450, Rev., FRDO,
                 AMBAC, 0.84%, 09/04/03                                                   10,450
      36,769    New York State Environmental Facilities Corp.,
                 Clean Water & Drinking, FLOATS, Ser. 731, Rev.,
                 FRDO, 0.85%, 09/04/03                                                    36,769
       4,695    New York State Environmental Facilities Corp.,
                 PCR, FLOATS, Ser. PA-174, Rev., FRDO, MBIA,
                 0.84%, 09/03/03                                                           4,695
      11,180    New York State Environmental Facilities Corp.,
                 PCR, FLOATS, Ser. PA-198, Rev., FRDO, MBIA,
                 0.84%, 09/04/03                                                          11,180
       7,750    New York State Environmental Facilities Corp.,
                 PCR, FLOATS, Ser. PA-906, Rev., FRDO,
                 0.84%, 09/04/03                                                           7,750
       6,600    New York State Housing Finance Agency, 10 Liberty
                 Street, Rev., FRDO, 0.80%, 09/04/03                                       6,600
      17,200    New York State Housing Finance Agency,
                 Multi-Family Housing, Ser. A, Rev., FRDO,
                 0.85%, 09/03/03                                                          17,200
       4,300    New York State Housing Finance Agency,
                 Normandie Court I Project, Rev., FRDO,
                 0.75%, 09/05/03                                                           4,300

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT    ISSUER                                                                     VALUE
------------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
------------------------------------------------------------------------------------------------
                NEW YORK -- CONTINUED
$      1,300    New York State Medical Care Facilities Finance
                 Agency, FLOATS, Ser. PA-113, Rev., FRDO,
                 0.84%, 09/04/03                                                 $         1,300
       9,000    New York State Medical Care Facilities Finance
                 Agency, FLOATS, Ser. PA-72, #, 0.87%, 09/01/03                            9,000
       6,365    New York State Medical Care Facilities Finance
                 Agency, FLOATS, Ser. PT-414, Rev., FRDO, #,
                 1.35%, 12/29/03                                                           6,365
      10,000    New York State Thruway Authority, Floating Rate
                 Trust Receipts, Ser. SG-119, Rev., FRDO,
                 0.80%, 09/01/03                                                          10,000
       6,580    New York State Thruway Authority, General
                 Highway & Bridge Trust Fund, FLOATS, Ser. PT-1800,
                 Rev., FRDO, MBIA, 0.84%, 09/04/03                                         6,580
       7,310    New York State Thruway Authority, Highway & Bridge
                 Trust Fund, FLOATS, Ser. PT-1425, Rev., FRDO, FGIC,
                 0.84%, 09/04/03                                                           7,310
      11,040    New York State Thruway Authority, Highway
                 & Bridge Trust Fund, FLOATS, Ser. PT-1578, Rev.,
                 FRDO, MBIA, 0.84%, 09/04/03                                              11,040
      15,200    New York State Urban Development Corp.,
                 Floating Rate Trust Receipts, Ser. SG-163,
                 0.84%, 09/04/03                                                          15,200
      12,600    New York State Urban Development Corp.,
                 FLOATS, Ser. 768, Rev., FRDO, MBIA-IBC,
                 0.85%, 09/04/03                                                          12,600
       5,245    New York State Urban Development Corp.,
                 FLOATS, Ser. PA-1108, Rev., FRDO, 0.84%, 09/04/03                         5,245
       7,290    New York State Urban Development Corp., FLOATS,
                 Ser. PT-1644, Rev., FRDO, 0.84%, 09/04/03                                 7,290
       4,200    New York State, Housing Finance Agency, Saxony
                 Housing, 240 E. 39th St. Housing, Rev., FRDO,
                 0.82%, 09/04/03                                                           4,200
      15,910    Orange County IDA, Civic Facilities, Arden Hill
                 Hospital Project, Rev., FRDO, FSA, 0.80%, 09/04/03                       15,910
      13,090    Port Authority of New York & New Jersey, Rev.,
                 FRDO, 0.97%, 09/04/03                                                    13,090
       3,100    St. Lawrence County IDA, IDB, PCR, Reynolds Metals,
                 Rev., FRDO, 0.85%, 09/01/03                                               3,100
       6,675    Triborough Bridge & Tunnel Authority, FLOATS, Ser.
                 PA-1090, Rev., FRDO, MBIA, 0.84%, 09/04/03                                6,675
      24,790    Triborough Bridge & Tunnel Authority, FLOATS, Ser.
                 PA-948, Rev., FRDO, 0.87%, 09/02/03                                      24,790
      15,000    Triborough Bridge & Tunnel Authority, Ser. C, Rev.,
                 FRDO, AMBAC, 0.80%, 09/02/03                                             15,000
       4,200    Triborough Bridge & Tunnel Authority, Special
                 Obligation, Ser. B, Rev., FRDO, FSA, 0.80%, 09/01/03                      4,200

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT    ISSUER                                                                     VALUE
------------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
------------------------------------------------------------------------------------------------
                NEW YORK -- CONTINUED
$      7,000    Triborough Bridge & Tunnel Authority, Special
                 Obligation, Ser. D, Rev., FRDO, FSA, 0.78%, 09/07/03            $         7,000
       5,000    Ulster County, BAN, 1.75%, 06/11/04                                        5,029
                                                                                 ---------------
                                                                                       1,305,028
                NORTH CAROLINA -- 1.6%
      15,350    Charlotte, North Carolina, Airport, Ser. D, Rev.,
                 FRDO, MBIA, 0.77%, 09/03/03                                              15,350
      11,400    Charlotte, North Carolina, Government Facilities,
                 COP, Ser. F, FRDO, 1.03%, 11/29/03                                       11,400
       4,700    Charlotte-Mecklenberg Hospital Authority, Health
                 Care Systems, Ser. D, Rev., FRDO, 0.79%, 09/04/03                         4,700
       1,700    Durham, North Carolina, Water & Sewer Utility
                 Systems, Rev., FRDO, 0.90%, 09/04/03                                      1,700
       8,900    Fayetteville Public Works Commission, Rev., FRDO,
                 FSA, 0.79%, 09/03/03                                                      8,900
       2,500    Greensboro, North Carolina, Enterprise Systems,
                 Ser. B, Rev., FRDO, 0.85%, 09/02/03                                       2,500
      20,190    Greensboro, North Carolina, Enterprise Systems,
                 Ser. B, Rev., FRDO, 0.85%, 09/04/03                                      20,190
         600    Guilford County Industrial Facilities & PCFA,
                 Industrial Development, Neal Manufacturing,
                 Inc., Rev., FRDO, 0.95%, 09/01/03                                           600
       4,900    Iredell County Public Facilities Corp., Iredell County
                 Schools Project, Rev., FRDO, AMBAC,
                 0.85%, 09/05/03                                                           4,900
      12,680    Mecklenburg County, FLOATS, Ser. PA-710, GO,
                 FRDO, (p), 0.83%, 09/04/03                                               12,680
      22,445    Municipal Securities Trust Certificates, Ser. 2001-125,
                 Class A, GO, FRDO, #, 0.85%, 09/01/03                                    22,445
       9,310    North Carolina Educational Facilities Finance Agency,
                 Elon College, Rev., FRDO, 0.82%, 09/03/03                                 9,310
       7,460    North Carolina Housing Finance Agency, FLOATS,
                 Ser. PT-465, 0.93%, 09/04/03                                              7,460
      19,530    North Carolina Medical Care Commission, Baptist
                 Hospitals Project, Rev., FRDO, 0.78%, 09/04/03                           19,530
       5,000    North Carolina Medical Care Commission, Health
                 Care Facilities, Union Regional Medical Center
                 Project, Ser. B, Rev., FRDO, 0.85%, 09/04/03                              5,000
       2,900    North Carolina Medical Care Commission, Hospital,
                 Lincoln Health Systems Project, Ser. A, Rev.,
                 FRDO, 0.85%, 09/01/03                                                     2,900
       5,900    North Carolina State, Ser. D, GO, FRDO,
                 0.80%, 09/04/03                                                           5,900
      19,935    Union County, Enterprise Systems, Ser. B, Rev.,
                 FRDO, FSA, 0.77%, 09/04/03                                               19,935
       3,300    University of North Carolina at Chapel Hill, Ser. A,
                 Rev., FRDO, 0.80%, 09/01/03                                               3,300
                                                                                 ---------------
                                                                                         178,700

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT    ISSUER                                                                     VALUE
------------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
------------------------------------------------------------------------------------------------
                NORTH DAKOTA -- 0.1%
$      3,900    Grand Forks, North Dakota, Health Care Facilities,
                 United Hospital Obligation Group, Ser. A, Rev.,
                 FRDO, 0.82%, 09/01/03                                           $         3,900
       7,095    North Dakota State Housing Finance Agency,
                 Ser. II-R-140, Rev., FRDO, 0.95%, 09/04/03                                7,095
                                                                                 ---------------
                                                                                          10,995
                OHIO -- 1.1%
       3,450    Columbus, Ohio, Ser. 1, GO, FRDO, 0.75%, 09/04/03                          3,450
       8,000    Franklin County, Franklin County Hospital,
                 Ser. II-R-55, Rev., FRDO, 0.90%, 09/04/03                                 8,000
       4,395    Greene County, Fairview Extended, Ser. B, Rev.,
                 FRDO, 0.80%, 09/02/03                                                     4,395
       9,000    Hamilton County, Healthcare Facilities, Twin
                 Towers & Twin Lakes, Ser. A, Rev., FRDO,
                 0.95%, 09/04/03                                                           9,000
      14,000    Hamilton County, Healthcare Facilities, Twin
                 Towers & Twin Lakes, Ser. B, Rev., FRDO,
                 0.95%, 09/04/03                                                          14,000
       4,100    Hamilton County, Hospital Facilities, Health Alliance,
                 Ser. E, Rev., FRDO, MBIA, 0.78%, 09/03/03                                 4,100
      14,000    Ohio State Air Quality Development Authority, JMG
                 Funding LTD Partnership, Ser. B, Rev., FRDO,
                 0.95%, 09/02/03                                                          14,000
      11,100    Ohio State Air Quality Development Authority, JMG
                 Funding LTD Partnership, Ser. B, Rev., FRDO,
                 0.95%, 09/04/03                                                          11,100
         500    Ohio State Air Quality Development Authority, PCR,
                 Ohio Edison Project, Ser. C, Rev., FRDO,0.90%, 09/01/03                     500
       8,975    Ohio State Building Authority, Floating Rate Trust
                 Receipts, Ser. L-41, Regulation D, Rev., FRDO,
                 0.95%, 09/04/03                                                           8,975
      10,440    Ohio State Building Authority, FLOATS, Ser. PA-908,
                 Rev., FRDO, AMBAC, 1.05%, 09/04/03                                       10,440
       9,480    Ohio State Building Authority, FLOATS, Ser.
                 PA-939-P, Rev., FRDO, 0.88%, 09/04/03                                     9,480
       4,995    Ohio State Turnpike Commission, Ser. II-R-51, Rev.,
                 FRDO, FGIC, 0.90%, 09/04/03                                               4,995
       5,000    Ohio State Water Development Authority,
                 Environmental Facilities, Premcor Refining Group,
                 Rev., FRDO, 1.40%, 12/27/03                                               5,000
       2,800    Ohio State Water Development Authority, PCR, Ohio
                 Edison Co. Project, Ser. B, Rev., FRDO,
                 0.89%, 09/01/03                                                           2,800
      10,000    Ohio State Water Development Authority, Pure
                 Water Development, Ser. B, Rev., FRDO, MBIA,
                 0.80%, 09/03/03                                                          10,000
       7,755    Ohio State, Ser. RR II-R-208, GO, FRDO, FSA,
                 1.00%, 09/04/03                                                           7,755
                                                                                 ---------------
                                                                                         127,990

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT    ISSUER                                                                     VALUE
------------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
------------------------------------------------------------------------------------------------
                OKLAHOMA -- 0.4%
$      4,815    Oklahoma Housing Finance Agency, Single Family
                 Mortgage, FLOATS, Ser. PT-342, Rev., FRDO,
                 1.05%, 09/01/03                                                 $         4,815
       4,930    Oklahoma Housing Finance Agency, Single Family
                 Mortgage, FLOATS, Ser. PT-493, Rev., FRDO,
                 0.93%, 09/04/03                                                           4,930
      10,000    Payne County Economic Development Authority,
                 Student Housing, OSUF Phase III Project, Rev., FRDO,
                 AMBAC, 0.86%, 09/04/03                                                   10,000
      10,490    Tulsa County Home Finance Authority, Multi-Family
                 Housing, Waterford Apartments Project, Rev., FRDO,
                 0.85%, 09/04/03                                                          10,490
       4,780    Tulsa County Home Finance Authority, Single
                 Family Mortgage, FLOATS, Ser. PT-644, Rev., FRDO,
                 0.93%, 09/04/03                                                           4,780
       6,500    Tulsa Industrial Authority, Justin Industries Project,
                 Rev., FRDO, 0.85%, 09/04/03                                               6,500
                                                                                 ---------------
                                                                                          41,515
                OREGON -- 0.5%
       5,200    Oregon State Department of Administrative Services,
                 State Lottery, FLOATS, Ser. PT-1394, Rev., FRDO, FSA,
                 0.88%, 09/04/03                                                           5,200
       8,200    Oregon State Housing & Community Services
                 Department, Department of Housing and
                 Development, Covenant Retirement, Ser. A, Rev.,
                 FRDO, 0.93%, 09/02/03                                                     8,200
      12,320    Oregon State Housing & Community Services
                 Department, Single Family Mortgage Program,
                 Ser. D, Rev., 1.18%, 04/15/04                                            12,320
       2,515    Oregon State, Floating Rate Trust Receipts,
                 Ser. A-18, Regulation D, 0.95%, 09/07/03                                  2,515
      15,750    State of Oregon Heath & Housing, 0.86%, 09/02/03                          15,750
      10,500    State of Oregon Heath & Housing, Tax Exempt,
                 0.85%, 09/02/03                                                          10,500
                                                                                 ---------------
                                                                                          54,485
                PENNSYLVANIA -- 4.6%
       6,745    Allegheny County Hospital Development Authority,
                 FLOATS, Ser. PA-748, Rev., FRDO, MBIA,
                 0.89%, 09/04/03                                                           6,745
       9,690    Berks County IDA, Health Care-Lutheran Services,
                 Ser. A, Rev., FRDO, AMBAC, 0.85%, 09/05/03                                9,690
       7,000    Bucks County IDA, Law School Admission Council,
                 Rev., FRDO, 0.80%, 09/03/03                                               7,000
       4,645    Chester County Health & Educational Facilities
                 Authority, Barclay Friends Project, Ser. B, Rev.,
                 FRDO, 0.82%, 09/02/03                                                     4,645

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT    ISSUER                                                                     VALUE
------------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
------------------------------------------------------------------------------------------------
                PENNSYLVANIA -- CONTINUED
$      8,300    Clarion County IDA, Energy Development, Piney
                 Creek Project, Rev., FRDO, 0.85%, 09/02/03                      $         8,300
       7,420    Delaware Valley Regional Financial Authority, Local
                 Government, FLOATS, Ser. PT-1878, Rev., FRDO,
                 AMBAC, 0.84%, 09/04/03                                                    7,420
       9,245    Delaware Valley Regional Financial Authority,
                 Local Government, FLOATS, Ser. PT-792, Rev.,
                 FRDO, AMBAC, 0.84%, 09/04/03                                              9,245
      12,495    Delaware Valley Regional Financial Authority, Local
                 Government, FLOATS, Ser. PA-1028, Rev., FRDO,
                 0.88%, 09/04/03                                                          12,495
      26,995    Delaware Valley Regional Financial Authority, Local
                 Government, FLOATS, Ser. PA-1041, Rev., FRDO,
                 0.88%, 09/04/03                                                          26,995
      13,815    Delaware Valley Regional Financial Authority, Local
                 Government, FLOATS, Ser. PT-749, Rev., FRDO,
                 0.88%, 09/04/03                                                          13,815
       9,200    Delaware Valley Regional Financial Authority, Local
                 Government, Rev., FRDO, 0.82%, 09/03/03                                   9,200
       6,400    Delaware Valley Regional Financial Authority, Local
                 Government, Ser. A, Rev., FRDO, 0.82%, 09/01/03                           6,400
       5,000    Delaware Valley Regional Financial Authority, Local
                 Government, Ser. A, Rev., FRDO, 0.82%, 09/01/03                           5,000
       2,700    Delaware Valley Regional Financial Authority, Local
                 Government, Ser. A, Rev., FRDO, 0.82%, 09/01/03                           2,700
         700    Delaware Valley Regional Financial Authority, Local
                 Government, Ser. B, Rev., FRDO, 0.82%, 09/01/03                             700
      14,400    Delaware Valley Regional Financial Authority, Local
                 Government, Ser. D, Rev., FRDO, 0.82%, 09/03/03                          14,400
       5,900    Eagle Tax Exempt Trust, Weekly Option Mode,
                 Class A, FRDO, #, 0.90%, 09/03/03                                         5,900
      11,600    Emmaus General Authority, Pennsylvania Loan
                 Project, Ser. A, Rev., FRDO, FSA, 0.85%, 09/04/03                        11,600
      35,000    Emmaus General Authority, Rev., FRDO, FSA, (p),
                 0.85%, 09/01/03                                                          35,000
      42,500    Emmaus General Authority, Ser. D, Rev., FRDO,
                 0.88%, 09/01/03                                                          42,500
       7,090    Emmaus General Authority, Sub Ser. G-16, Rev.,
                 FRDO, 0.86%, 09/02/03                                                     7,090
       8,135    Lehigh County, FLOATS, Ser. PA-976, 0.84%, 09/04/03                        8,135
      10,000    Montgomery County Redevelopment Authority,
                 Multi-Family Housing, Kingswood Apartments
                 Project, Ser. A, Rev., FRDO, 0.80%, 09/01/03                             10,000
      13,330    North Penn Water Authority, Municipal Securities
                 Trust Receipts, Ser. SGA-30, Rev., FRDO, FGIC,
                 0.90%, 09/02/03                                                          13,330

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT    ISSUER                                                                     VALUE
------------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
------------------------------------------------------------------------------------------------
                PENNSYLVANIA -- CONTINUED
$      7,600    Pennsylvania Convention Center Authority, FLOATS,
                 Ser. PT-1224, Rev., FRDO, FGIC, 0.84%, 09/04/03                 $         7,600
       4,880    Pennsylvania Energy Development Authority, B&W
                 Ebensburg Project, Rev., FRDO, 0.85%, 09/04/03                            4,880
       5,200    Pennsylvania Higher Education Assistance Agency,
                 Student Loan, Ser. A, Rev., FRDO, AMBAC,
                 0.85%, 09/04/03                                                           5,200
      10,000    Pennsylvania Higher Education Assistance Agency,
                 Student Loan, Ser. C, Rev., FRDO, AMBAC,
                 0.85%, 09/03/03                                                          10,000
       9,630    Pennsylvania Intergovernmental Cooperative
                 Authority, Floating Rate Receipts, Ser. SG-67, Rev.,
                 FRDO, FGIC, 0.84%, 09/03/03                                               9,630
       5,500    Pennsylvania State Higher Education Assistance
                 Agency, Student Loan, Ser. A, Rev., FRDO, AMBAC,
                 0.85%, 09/04/03                                                           5,500
       8,800    Pennsylvania State Higher Education Assistance
                 Agency, Student Loan, Ser. A, Rev., FRDO, AMBAC,
                 0.90%, 09/04/03                                                           8,800
      12,180    Pennsylvania State, FLOATS, Ser. PT-1793, GO, FRDO,
                 0.84%, 09/04/03                                                          12,180
      12,300    Pennsylvania Turnpike Commission, Ser. A-3, Rev.,
                 FRDO, 0.85%, 09/04/03                                                    12,300
       8,900    Pennsylvania Turnpike Commission, Ser. B, Rev.,
                 FRDO, 0.82%, 09/04/03                                                     8,900
      20,000    Philadelphia, Pennsylvania, GO, TRAN,
                 2.00%, 06/30/04                                                          20,163
         700    Philadelphia, Pennsylvania, Water & Wastewater
                 Systems, Floating Rate Receipts, Ser. SG-158,
                 Rev., FRDO, FGIC, 0.84%, 09/04/03                                           700
       6,170    Philadelphia, Pennsylvania, Water & Wastewater
                 Systems, Floating Rate Trust Receipts, Ser. L-16,
                 Regulation D, Rev., FRDO, FGIC, 0.90%, 09/04/03                           6,170
      65,800    Philadelphia, Pennsylvania, Water & Wastewater
                 Systems, Rev., FRDO, FSA, 0.79%, 09/02/03                                65,800
      10,905    Pittsburgh, Pennsylvania, Floating Rate Receipts,
                 Ser. SG-71, 0.84%, 09/03/03                                              10,905
      19,800    Sayre Health Care Facilities Authority, VHR
                 Pennsylvania Capital Financing Project, Ser. K, Rev.,
                 FRDO, AMBAC, 0.85%, 09/02/03                                             19,800
      10,000    Sayre Health Care Facilities Authority, VHR
                 Pennsylvania Capital Financing Project, Ser. M, Rev.,
                 FRDO, AMBAC, 0.85%, 09/02/03                                             10,000
      11,500    Temple University of the Commonwealth System,
                 Higher Education, Rev., 1.20%, 05/04/04                                  11,500
       7,500    University of Pittsburgh, Commonwealth System of
                 Higher Education, University Capital Project, Ser B.,
                 Rev., FRDO, 0.80%, 09/03/03                                               7,500

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT    ISSUER                                                                     VALUE
------------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
------------------------------------------------------------------------------------------------
                PENNSYLVANIA -- CONTINUED
$      7,500    University of Pittsburgh, Commonwealth System of
                 Higher Education, University Capital Project,
                 Ser B., Rev., FRDO, 0.80%, 09/03/03                             $         7,500
                                                                                 ---------------
                                                                                         523,333
                PUERTO RICO -- 0.5%
       7,995    Puerto Rico Commonwealth, Floater, Ser. 838, GO,
                 FRDO, MBIA, 1.05%, 09/04/03                                               7,995
       3,315    Puerto Rico Commonwealth, FLOATS, Ser. PA-625,
                 GO, FRDO, AMBAC, 0.81%, 09/04/03                                          3,315
      16,535    Puerto Rico Commonwealth, FLOATS, Ser. PA-659,
                 GO, FRDO, MBIA, 0.81%, 09/04/03                                          16,535
         800    Puerto Rico Commonwealth, FLOATS, Ser. PT-1226,
                 0.81%, 09/06/03                                                             800
       1,700    Puerto Rico Commonwealth, Trust Receipts, Ser. 3,
                 Class F, GO, FRDO, MBIA, 0.83%, 09/04/03                                  1,700
      18,745    Puerto Rico Electric Power Authority, FLOATS, Ser.
                 PA-1044, Rev., FRDO, FSA, 0.81%, 09/02/03                                18,745
       4,900    Puerto Rico Government Development Bank, Rev.,
                 FRDO, MBIA, 0.69%, 09/04/03                                               4,900
       1,600    Puerto Rico Highway & Transportation Authority,
                 FLOATS, Ser. 815-D, Rev., FRDO, MBIA,0.86%, 09/04/03                      1,600
         600    Puerto Rico Highway & Transportation Authority,
                 FLOATS, Ser. PA-472, Rev., FRDO, FSA,0.81%, 09/04/03                        600
       1,200    Puerto Rico Highway & Transportation Authority,
                 Ser. 816, Rev., FRDO, MBIA, 0.86%, 09/04/03                               1,200
       1,330    Puerto Rico Highway & Transportation Authority,
                 Trust Receipts, Ser. B, Class F, Rev., FRDO, MBIA,
                 0.83%, 09/04/03                                                           1,330
       1,700    TICS/TOCS Trust, Commonwealth of Puerto Rico,
                 Ser. 2001-2, GO, FRDO, FSA, 0.83%, 09/05/03                               1,700
                                                                                 ---------------
                                                                                          60,420
                RHODE ISLAND -- 0.5%
       5,900    Rhode Island Clean Water Finance Agency, PCR,
                 FLOATS, Ser. PT-1535, 0.88%, 09/04/03                                     5,900
       4,100    Rhode Island Health & Educational Building Corp.,
                 Hospital Financing Care New England, Ser. A, Rev.,
                 FRDO, 0.90%, 09/01/03                                                     4,100
       4,700    Rhode Island Health & Educational Building Corp.,
                 Moses Brown School Issue, Rev., FRDO, MBIA,
                 0.90%, 09/01/03                                                           4,700
       8,500    Rhode Island Industrial Facilities Corp., Marine Terminal,
                 Exxon-Mobil Project, Rev., FRDO, 0.80%, 09/01/03                          8,500
      26,365    Rhode Island State & Providence Plantations,
                 Consolidated Capital Development Loan, Ser. B, GO,
                 FRDO, 0.80%, 09/04/03                                                    26,365
       8,450    Rhode Island State, FLOATS, Ser. PT-1589, COP,
                 FRDO, MBIA, 0.88%, 09/04/03                                               8,450
                                                                                 ---------------
                                                                                          58,015

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT    ISSUER                                                                     VALUE
------------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
------------------------------------------------------------------------------------------------
                SOUTH CAROLINA -- 0.7%
$      3,000    Cherokee County, IDB, Oshkosh Truck Project, Rev.,
                 FRDO, 1.00%, 09/03/03                                           $         3,000
       7,480    Darlington County, PCR, Floating Rate Receipts,
                 Ser. L-36, Rev., FRDO, AMBAC, 0.90%, 09/03/03                             7,480
       2,150    Florence County, Solid Waste Disposal & Wastewater
                 Treatment, Roche Carolina, Inc., Rev., FRDO,
                 0.90%, 09/01/03                                                           2,150
       2,000    South Carolina Jobs & Economic Development
                 Authority, Concept Packaging Group Project, Rev.,
                 FRDO, 1.00%, 09/05/03                                                     2,000
      28,900    South Carolina Jobs & Economic Development
                 Authority, FLOATS, Ser. PT- 499, Rev., FRDO,
                 1.03%, 09/04/03                                                          28,900
       3,375    South Carolina Jobs & Economic Development
                 Authority, South Carolina Catholic Diocese Project,
                 Rev., FRDO, 0.90%, 09/04/03                                               3,375
       4,600    South Carolina Jobs & Economic Development
                 Authority, Specialty Minerals Project, Rev., FRDO,
                 0.95%, 09/02/03                                                           4,600
       3,450    South Carolina Jobs & Economic Development
                 Authority, Valley Proteins, Inc. Project, Rev., FRDO,
                 0.95%, 09/06/03                                                           3,450
       4,710    South Carolina State Housing Finance
                 & Development Authority, Rental Housing,
                 Oak Ridge/McGuire, FRDO, 0.85%, 09/03/03                                  4,710
       2,645    South Carolina State Housing Finance
                 & Development Authority, Rental
                 Housing, Waverly Place Project, Rev.,
                 FRDO, 0.85%, 09/07/03                                                     2,645
       5,310    South Carolina State Public Service Authority,
                 FLOATS, Ser. PT-1525, Rev., FRDO, FSA,
                 0.88%, 09/04/03                                                           5,310
       6,000    South Carolina State, FLOATS, Ser. PT-1225, FRDO,
                 0.84%, 09/04/03                                                           6,000
       3,030    South Carolina State, FLOATS, Ser. PT-423,
                 0.88%, 09/04/03                                                           3,030
       8,085    University of South Carolina, Athletic Facilities,
                 Ser. B, Rev., BAN, 2.00%, 03/19/04                                        8,123
                                                                                 ---------------
                                                                                          84,773
                SOUTH DAKOTA -- 0.0%^
       4,710    South Dakota Economic Development Finance
                 Authority, Hastings Filters, Inc. Project, Rev., FRDO,
                 1.00%, 09/01/03                                                           4,710
         195    South Dakota Housing Development Authority,
                 FLOATS, Ser. PT-73, FRDO, 0.88%, 09/04/03                                   195
                                                                                 ---------------
                                                                                           4,905

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT    ISSUER                                                                     VALUE
------------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
------------------------------------------------------------------------------------------------
                TENNESSEE -- 2.7%
$      5,000    ABN-AMRO Munitops Certificate Trust, Ser.
                 2002-25, GO, FRDO, MBIA, 1.05%, 11/07/03                        $         5,000
       4,000    Blount County Public Building Authority, Local
                 Government Public Improvement, Ser. A-1-E, Rev.,
                 FRDO, AMBAC, 0.82%, 09/01/03                                              4,000
       3,195    Blount County Public Building Authority, Local
                 Government Public Improvement, Ser. A-1-F, Rev.,
                 FRDO, AMBAC, 0.82%, 09/01/03                                              3,195
       3,740    Blount County Public Building Authority, Local
                 Government Public Improvement, Ser. A-2-F, Rev.,
                 FRDO, AMBAC, 0.82%, 09/01/03                                              3,740
       1,120    Blount County Public Building Authority, Local
                 Government Public Improvement, Ser. A-2C, Rev.,
                 FRDO, AMBAC, 0.82%, 09/01/03                                              1,120
      30,970    Blount County Public Building Authority, Local
                 Government Public Improvement, Ser. A-4-A, Rev.,
                 FRDO, 0.82%, 09/01/03                                                    30,970
      12,865    Bristol Health & Educational Facilities Board, FLOATS,
                 Ser. PA-1096, Rev., FRDO, FGIC, 0.88%, 09/04/03                          12,865
       4,845    Clarksville Public Building Authority, Pooled
                 Financing, Tennessee Municipal Bond Fund, Rev.,
                 FRDO, 0.85%, 09/01/03                                                     4,845
      21,700    Clarksville Public Building Authority, Pooled
                 Financing, Tennessee Municipal Bond Fund,
                 Rev., FRDO, 0.85%, 09/01/03                                              21,700
      36,180    Clarksville Public Building Authority, Pooled
                 Financing, Tennessee Municipal Bond Fund, Rev.,
                 FRDO, 0.85%, 09/01/03                                                    36,180
       3,000    Jackson IDB, Solid Waste Disposal, Florida Steel
                 Corp. Project, FRDO, 0.95%, 09/03/03                                      3,000
         100    Knoxville Utilities Board, Wastewater Systems, Rev.,
                 FRDO, FSA, 0.81%, 09/01/03                                                  100
       7,485    Knoxville, Tennessee, Utilities Board, Gas Systems,
                 Rev., FRDO, 0.81%, 09/01/03                                               7,485
      14,000    Metropolitan Government Nashville & Davidson
                 County Health & Educational Facility Board,
                 Ascension Health Credit, Ser. B-2, Rev., FRDO,
                 1.25%, 01/05/04                                                          14,000
      14,800    Metropolitan Government Nashville & Davidson
                 County Health & Educational Facility Board, Belmont
                 University Project, Rev., FRDO, 0.83%, 09/03/03                          14,800
      20,000    Metropolitan Government Nashville & Davidson
                 County Health & Educational Facility Board,
                 Vanderbilt University, Ser. B, Rev., FRDO,
                 0.80%, 09/01/03                                                          20,000
       2,500    Metropolitan Government Nashville & Davidson
                 County IDB, Country Music Hall of Fame, Rev.,
                 FRDO, 0.85%, 09/02/03                                                     2,500

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT    ISSUER                                                                     VALUE
------------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
------------------------------------------------------------------------------------------------
                TENNESSEE -- CONTINUED
$      3,345    Metropolitan Government Nashville & Davidson
                 County IDB, L&S LLC Project, Rev., FRDO,
                 0.95%, 09/04/03                                                 $         3,345
       2,495    Metropolitan Government Nashville & Davidson
                 County, Energy, FLOATS, Ser. PT-1526, Rev., FRDO,
                 AMBAC, 0.88%, 09/04/03                                                    2,495
       6,995    Metropolitan Government Nashville & Davidson
                 County, FLOATS, Ser. PT-394, GO, FRDO,
                 0.89%, 09/03/03                                                           6,995
       7,000    Metropolitan Government Nashville & Davidson
                 County, Health & Educational Facility Board, Ascension
                 Health Credit, Ser. B-1, Rev., FRDO, 1.00%, 12/31/03                      7,000
      16,000    Metropolitan Government of Nashville,
                 0.90%, 01/07/04                                                          16,000
       4,900    Montgomery County Public Building Authority,
                 Pooled Financing, Montgomery County Loan Pool,
                 Rev., FRDO, 0.85%, 09/05/03                                               4,900
      31,310    Montgomery County Public Building Authority,
                 Pooled Financing, Tennessee County Loan Pool,
                 Rev., FRDO, 0.85%, 09/01/03                                              31,310
       1,500    Sevier County Public Building Authority, Local
                 Government Public Improvement, Ser. II-A-1, Rev.,
                 FRDO, AMBAC, 0.87%, 09/02/03                                              1,500
       2,500    Sevier County Public Building Authority, Local
                 Government Public Improvement, Ser. II-A-2, Rev.,
                 FRDO, AMBAC, 0.87%, 09/02/03                                              2,500
       6,000    Sevier County Public Building Authority, Local
                 Government Public Improvement, Ser. II-C-2, Rev.,
                 FRDO, AMBAC, 0.87%, 09/04/03                                              6,000
       1,005    Sevier County Public Building Authority, Local
                 Government Public Improvement, Ser. II-D-3, Rev.,
                 FRDO, AMBAC, 0.87%, 09/07/03                                              1,005
       3,200    Sevier County Public Building Authority, Local
                 Government Public Improvement, Ser. III-B-3, Rev.,
                 FRDO, AMBAC, 0.87%, 09/04/03                                              3,200
       6,800    Sevier County Public Building Authority, Local
                 Government Public Improvement,
                 Ser. III-C-5, Rev., FRDO, AMBAC, 0.87%, 09/02/03                          6,800
       1,600    Sevier County Public Building Authority, Local
                 Government Public Improvement, Ser. III-D-3, Rev.,
                 FRDO, AMBAC, 0.87%, 09/01/03                                              1,600
       2,500    Sevier County Public Building Authority, Local
                 Government Public Improvement, Ser. III-E-3, Rev.,
                 FRDO, AMBAC, 0.87%, 9/01/03                                               2,500
       5,155    Shelby County Health, Educational & Housing Facilities
                 Board, Rhodes College, Rev., FRDO, 0.85%, 09/01/03                        5,155
         500    South Pittsburg IDB, Lodge Manufacturing
                 Co. Project, Rev., FRDO, 0.95%, 09/03/03                                    500

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT    ISSUER                                                                     VALUE
------------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
------------------------------------------------------------------------------------------------
                TENNESSEE -- CONTINUED
$     18,050    Stewart County IDB, Solid Waste Disposal, Standard
                 Gypsum Project, Rev., FRDO, 0.89%, 09/04/03                     $        18,050
                                                                                 ---------------
                                                                                         306,355
                TEXAS -- 12.8%
      31,495    ABN AMRO Munitops Certificate Trust, Ser. 1999-6,
                 FRDO, #, 0.92%, 09/04/03                                                 31,495
      10,000    ABN AMRO Munitops Certificate Trust, Ser. 1999-9,
                 FRDO, #, 0.92%, 09/03/03                                                 10,000
      13,280    ABN AMRO Munitops Certificate Trust, Ser. 2000-10,
                 FRDO, MBIA, 0.92%, 09/04/03                                              13,280
      14,990    ABN AMRO Munitops Certificate Trust, Ser. 2000-11,
                 FRDO, 0.97%, 09/05/03                                                    14,990
      16,685    ABN AMRO Munitops Certificate Trust, Ser. 2000-13,
                 Class C, FRDO, 1.20%, 02/29/04                                           16,685
       8,000    ABN AMRO Munitops Certificate Trust, Ser. 2001-26,
                 GO, FRDO, 0.92%, 09/03/03                                                 8,000
       5,500    ABN AMRO Munitops Certificate Trust, Ser. 2002-16,
                 GO, FRDO, 0.89%, 02/29/04                                                 5,500
      35,800    Aldine Independent School District, School Buildings,
                 GO, FRDO, 1.00%, 10/17/03                                                35,800
       2,900    Angelina & Neches River Authority, IDB, Solid Waste,
                 Ser. 1984-D, Rev., FRDO, 0.87%, 09/01/03                                  2,900
       4,200    Angelina & Neches River Authority, IDB, Solid Waste,
                 Ser. 1984-E, Rev., FRDO, 0.87%, 09/01/03                                  4,200
       5,595    Arlington Independent School District, FLOATS, Ser.
                 PA-874, GO, FRDO, 0.88%, 09/04/03                                         5,595
       4,350    Austin Higher Education Authority, Concordia
                 University at Austin, Rev., FRDO, 0.85%, 09/01/03                         4,350
       5,000    Austin, Texas, Electric Utilities System, Ser. 2003-0032,
                 Class A, Rev., FRDO, MBIA, 0.90%, 09/04/03                                5,000
         995    Bexar County Health Facilities Development Corp.,
                 FLOATS, Ser. PT-444, Rev., FRDO, 0.88%, 09/04/03                            995
       9,100    Bexar County Housing Finance Authority,
                 Multi-Family Housing, Altamonte Apartment
                 Projects, Rev., FRDO, 0.80%, 09/01/03                                     9,100
      11,375    Bexar County Housing Finance Authority,
                 Multi-Family Housing, Fountainhead Apartments,
                 Rev., FRDO, 0.80%, 09/05/03                                              11,375
       6,610    Brazos River Authority, FLOATS, Ser. PT-679, Rev.,
                 FRDO, MBIA, 0.88%, 09/04/03                                               6,610
       4,200    Brazos River Habor Navigation District, Brazoria
                 County Environmental, Merey Sweeny LP Project,
                 Ser. A, Rev., FRDO, 0.92%, 09/01/03                                       4,200
      22,400    Brownsville, Texas, Utilities Systems, Sub Lien, Ser.
                 B, Rev., FRDO, MBIA, 0.85%, 09/04/03                                     22,400
       8,719    Collin County Housing Finance Corp., Multi-Family
                 Housing, Preston Bend Apartments Project, Rev.,
                 FRDO, 0.80%, 09/04/03                                                     8,719

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT    ISSUER                                                                     VALUE
------------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
------------------------------------------------------------------------------------------------
                TEXAS -- CONTINUED
$     10,445    Dallas Area Rapid Trust, 0.85%, 09/04/03                         $        10,445
       5,000    Dallas-Fort Worth International Airport Facilities
                 Improvement Corp., Flight Safety Project, Rev.,
                 FRDO, 0.93%, 09/05/03                                                     5,000
       4,995    Dallas-Fort Worth International Airport Facilities
                 Improvement Corp., FLOATS, Ser. PT-805, Rev., FRDO,
                 FSA, 1.15%, 09/04/03                                                      4,995
         200    Dallas-Fort Worth Regional Airport, Municipal
                 Securities Trust Receipts, Ser. SGA-49, FRDO,
                 MBIA, 0.92%, 09/01/03                                                       200
       5,000    Eagle Tax Exempt Trust, Weekly Option Mode,
                 Class A, #, 0.90%, 09/03/03                                               5,000
      10,475    Eagle Tax Exempt Trust, Weekly Option Mode,
                 Round Rock, Texas, COP, Ser. 2001-4304, Class A,
                 0.90%, 09/05/03                                                          10,475
       2,420    Eagle Tax Exempt Trust, Weekly Option Mode,
                 Ser. 3C-7, Class A, #, FRDO, 0.90%, 09/01/03                              2,420
       3,910    Eagle Tax Exempt Trust, Weekly Option Mode,
                 Ser. 99-4302, #, FRDO, 0.90%, 09/03/03                                    3,910
       5,000    Greater East Texas Higher Education Authority,
                 Ser. B, Rev., FRDO, 0.88%, 09/01/03                                       5,000
      25,000    Greater Texas Student Loan Corp., Ser. A, Rev.,
                 FRDO, 0.88%, 09/02/03                                                    25,000
      10,000    Greater Texas Student Loan Corp., Ser. A, Rev.,
                 FRDO, 0.88%, 09/04/03                                                    10,000
      17,500    Guadalupe-Blanco River Authority, PCR, Central
                 Power & Light Co. Project, Rev.,
                 FRDO, 0.85%, 09/01/03                                                    17,500
       3,100    Gulf Coast IDA, Marine Terminal, Amoco Oil Co.
                 Project, Rev., FRDO, 0.90%, 09/01/03                                      3,100
       5,800    Gulf Coast IDA, Tax Exempt Facilities, BP Global
                 Power Corp. Project, Rev., FRDO, 0.90%, 09/01/03                          5,800
       4,800    Gulf Coast Waste Disposal Authority, Environmental
                 Facilities, ExxonMobil Project, Ser. B, Rev., FRDO,
                 0.85%, 09/01/03                                                           4,800
      23,515    Gulf Coast Waste Disposal Authority, PCR, Amoco
                 Oil Co. Project, Rev., FRDO, 0.80%, 09/01/03                             23,515
       5,700    Gulf Coast Waste Disposal Authority, PCR, Exxon
                 Project, Rev., FRDO, 0.67%, 09/01/03                                      5,700
       5,000    Harlandale Independent School District, Municipal
                 Securities Trust Receipts, Ser. SGA-100, GO,
                 FRDO, 0.90%, 09/05/03                                                     5,000
       9,540    Harris County Health Facilities Development
                 Authority, FLOATS, Ser. PT-1665, Rev., FRDO,
                 (p), 0.88%, 09/04/03                                                      9,540
      52,792    Harris County, GO, 0.90%, 12/03/03                                        52,792
      31,500    Harris County, Promissory Note, 0.90%, 10/08/03                           31,500

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT    ISSUER                                                                     VALUE
------------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
------------------------------------------------------------------------------------------------
                TEXAS -- CONTINUED
$      7,225    Harris County, Ser. RR-II-R-1029, Rev., FRDO,
                 FSA, 0.90%, 09/02/03                                            $         7,225
       4,700    Harris County, Toll Road, 0.90%, 10/08/03                                  4,700
       6,800    Hays Memorial Health Facilities Development Corp.,
                 Central Texas Medical Center Project, Ser. A, Rev.,
                 FRDO, 0.85%, 09/01/03                                                     6,800
      29,245    Houston Higher Education Finance Corp., Floating
                 Rate Receipts, Ser. SG-139, Rev., FRDO,
                 0.88%, 09/04/03                                                          29,245
       1,965    Houston Housing Finance Corp., Single Family
                 Mortgage, FLOATS, Ser. PT-1, FRDO, FSA, 0.88%,
                 09/04/03                                                                  1,965
      13,300    Houston Housing Finance Corp., Single Family
                 Mortgage, Ser. B, Rev., 1.18%, 10/30/03                                  13,300
      17,500    Houston, Texas, Airport Systems, Floating Rate
                 Receipts, Ser. SG-149, Rev., FRDO, FSA, 0.90%,
                 09/03/03                                                                 17,500
      18,925    Houston, Texas, Floating Rate Certificates, COP, Ser.
                 523, FRDO, MBIA, 0.89%, 09/04/03                                         18,925
       4,335    Houston, Texas, FLOATS, Ser. PT-781, GO, FRDO, FSA,
                 0.88%, 09/04/03                                                           4,335
       3,000    Houston, Texas, Rev., FRDO, 0.90%, 09/04/03                                3,000
      30,000    Houston, Texas, Water & Sewer Systems, 0.87%,
                 10/08/03                                                                 30,000
      11,270    Hurst-Euless-Bedford Independent School District,
                 Floating Rate Receipts, Ser. SG-98, GO, FRDO,
                 0.88%, 09/04/03                                                          11,270
       6,500    Keller Independent School District, Municipal
                 Securities Trust Receipts, Ser. SGA-111, GO, FRDO,
                 0.90%, 09/01/03                                                           6,500
      14,285    Keller Independent School District, Municipal Trust
                 Certificates, Ser. 30, Class A, FRDO, 1.03%, 09/02/03                    14,285
      19,425    Lower Colorado River Authority, FLOATS, Ser. PA-590,
                 Rev., FRDO, FSA, 0.88%, 09/01/03                                         19,425
      13,175    Lower Neches Valley Authority Industrial
                 Development Corp., Exempt Facilities, ExxonMobil
                 Project, Ser. A, Rev., FRDO, 0.80%, 09/01/03                             13,175
       3,400    Lower Neches Valley Authority Industrial
                 Development Corp., Onyx Environmental Services,
                 Rev., FRDO, 0.95%, 09/04/03                                               3,400
       5,455    Mansfield Independent School District, Municipal
                 Securities Trust Receipts, Ser. SGA-129, GO, FRDO,
                 0.90%, 09/03/03                                                           5,455
       5,290    Mission Consolidated Independent School District,
                 Municipal Securities Trust Receipts, Ser. SGA-105, GO,
                 FRDO, 0.90%, 09/05/03                                                     5,290

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT    ISSUER                                                                     VALUE
------------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
------------------------------------------------------------------------------------------------
                TEXAS -- CONTINUED
$     17,050    New Caney Independent School District, Floating
                 Rate Certificates, Ser. SG-142, GO, FRDO,
                 0.88%, 09/04/03                                                 $        17,050
       7,885    North Central Texas Health Facility Development
                 Corp., FLOATS, Ser. PT-1411, Rev., FRDO, AMBAC,
                 0.88%, 09/04/03                                                           7,885
      20,000    North East Independent School District, Floating
                 Rate Certificates, Ser. SG-143, GO, FRDO,
                 0.88%, 09/02/03                                                          20,000
       1,400    North Texas Higher Education Authority, Student
                 Loan, Ser. F, Rev., FRDO, AMBAC, 0.90%, 09/02/03                          1,400
      20,000    North Texas Tollway Authority, Floating Rate
                 Receipts, Ser. SG-168, Rev., FRDO, AMBAC,
                 0.88%, 09/04/03                                                          20,000
       4,000    Pasadena Independent School District, Ser. A, GO,
                 FRDO, 1.35%, 08/15/04                                                     4,000
      11,735    Pharr San Juan Alamo Independent School District,
                 Municipal Securities Trust Receipts, Ser. SGA-101,
                 GO, FRDO, 0.90%, 09/04/03                                                11,735
      12,500    Port Arthur Navigation District, Texaco, Inc. Project,
                 Rev., FRDO, 0.87%, 09/01/03                                              12,500
       9,000    Port Corpus Christi Authority, Nueces County Marine
                 Terminal, Reynolds Metals Co. Project, Rev.,
                 FRDO, 0.90%, 09/04/03                                                     9,000
       8,485    Richardson, Texas, Refinancing & Improvement, GO,
                 FRDO, 1.00%, 06/16/04                                                     8,485
       8,780    San Angelo Independent School District, GO, FRDO,
                 0.83%, 09/04/03                                                           8,780
      10,760    San Antonio, Texas, Electric & Gas, FLOATS, Ser.
                 PT-1498, Rev., FRDO, 0.89%, 09/04/03                                     10,760
      11,190    San Antonio, Texas, Electric & Gas, FLOATS, Ser.
                 SG-101, (p), 0.88%, 09/04/03                                             11,190
       9,540    San Antonio, Texas, Electric & Gas, FLOATS, Ser.
                 SG-105, (p), 0.88%, 09/04/03                                              9,540
      11,000    San Antonio, Texas, Electric & Gas, Junior Lien,
                 Rev., FRDO, 0.90%, 09/04/03                                              11,000
      10,315    San Antonio, Texas, Electric & Gas, Municipal
                 Securities Trust Receipts, Ser. SGA-48, Rev., FRDO,
                 #, 0.90%, 09/05/03                                                       10,315
      40,000    San Antonio, Texas, Water Authority, Tax Exempt,
                 0.85%, 09/09/03                                                          40,000
       3,935    San Antonio, Texas, Water, FLOATS, Ser. SG-159,
                 Rev., Adj., FSA, 0.88%, 09/04/03                                          3,935
      10,430    San Antonio, Texas, Water, Municipal Securities Trust
                 Receipts, Ser. SGA-41, Rev., FRDO, MBIA, 0.90%,
                 09/01/03                                                                 10,430

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT    ISSUER                                                                     VALUE
------------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
------------------------------------------------------------------------------------------------
                TEXAS -- CONTINUED
$      5,000    San Antonio, Texas, Water, Municipal Securities Trust
                 Receipts, Ser. SGA-42, Rev., FRDO, MBIA, 0.90%,
                 09/01/03                                                        $         5,000
       9,000    Schertz-Seguin Local Government Corp., Texas
                 Contract, Floating Rate Certificates, Ser. SG-151, Rev.,
                 FRDO, FSA, 0.85%, 09/01/03                                                9,000
       3,430    Tarrant County Housing Finance Corp., Multi-Family
                 Housing, Remington Project, Rev., FRDO, 0.85%,
                 09/01/03                                                                  3,430
       1,440    Tarrant Regional Water District, FLOATS, Ser.
                 PT-1691, Rev., FRDO, FSA, 0.91%, 09/04/03                                 1,440
       9,250    Texas Department of Housing & Community Affairs,
                 Multi-Family Housing, Reading, Rev., FRDO, 0.90%,
                 09/02/03                                                                  9,250
       2,500    Texas State Affordable Housing Corp., Multi-Family
                 Housing, Ser. 780, Rev., FRDO, MBIA, 0.89%,
                 09/04/03                                                                  2,500
       1,100    Texas State Department of Housing & Community
                 Affairs, Multi-Family Housing, Timber Point
                 Apartments, Ser. A-1, Rev., FRDO, 0.90%, 09/01/03                         1,100
      20,000    Texas State Turnpike Authority, Central Texas
                 Turnpike Authority, First Tier, Ser. B, Rev., FRDO,
                 AMBAC, 0.77%, 09/04/03                                                   20,000
       3,000    Texas State Turnpike Authority, Dallas North Thruway,
                 Floating Rate Receipts, Ser. SG-70, 0.88%, 09/03/03                       3,000
       4,200    Texas State, Floating Rate Certificates, Ser. 290, GO,
                 FRDO, (p), 0.89%, 09/04/03                                                4,200
       9,970    Texas State, Floating Rate Certificates, Ser. SG-152,
                 GO, FRDO, 0.85%, 09/01/03                                                 9,970
       8,100    Texas State, Ser. A, GO, 5.70%, 10/01/03                                   8,129
     442,600    Texas State, TRAN, 2.00%, 08/31/04                                       446,312
       4,110    Texas State, Veteran's Housing Assistance, Ser. A-1,
                 GO, FRDO, 0.95%, 09/02/03                                                 4,110
       5,625    Trinity River Authority, Ser. RR-II-R-2006, Rev., FRDO,
                 MBIA, 0.90%, 09/04/03                                                     5,625
       4,255    University of Texas, Municipal Trust Certificates, Ser.
                 ZTC-52, Class A, Rev., FRDO, 1.03%, 09/04/03                              4,255
       6,000    West Harris County Regional Water Authority,
                 Municipal Securities Trust Receipts, Ser. SGA-148,
                 Rev., FRDO, #, MBIA, 0.90%, 09/03/03                                      6,000
       3,600    West Side Calhoun County Naval District, Sewer &
                 Solid Waste Disposal, BP Chemicals, Inc. Project,
                 Rev., FRDO, 0.90%, 09/01/03                                               3,600
                                                                                 ---------------
                                                                                       1,453,607
                UTAH -- 2.6%
         600    Carbon County, PCR, PacifiCorp Project, Rev., FRDO,
                 AMBAC, 0.85%, 09/01/03                                                      600
      12,000    Intermountain Power Agency, 0.83%, 09/03/03                               12,000

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT    ISSUER                                                                     VALUE
------------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
------------------------------------------------------------------------------------------------
                UTAH -- CONTINUED
$     13,200    Intermountain Power Agency, 0.85%, 09/02/03                      $        13,200
      60,000    Intermountain Power Agency, 0.90%, 09/02/03                               60,000
      15,000    Intermountain Power Agency, 0.95%, 09/04/03                               15,000
       7,665    Intermountain Power Agency, Power Supply,
                 Municipal Trust Receipts, Ser. SG-6, 0.88%, 09/03/03                      7,665
       7,500    Intermountain Power Agency, Power Supply, Ser. E,
                 Rev., FRDO, AMBAC, 0.97%, 10/30/03                                        7,500
       5,330    Salt Lake City Municipal Building Authority, FLOATS,
                 Ser. PT-1744, Rev., FRDO, AMBAC, 0.88%, 09/04/03                          5,330
      18,680    Salt Lake City, Utah, Airport, Ser. A, Rev., FRDO,
                 0.88%, 09/04/03                                                          18,680
       4,000    Salt Lake City, Utah, Rowland Hall St. Marks School
                 Project, Rev., FRDO, 0.83%, 09/03/03                                      4,000
       5,240    Salt Lake City, Utah, Salt Lake City Airport, Floating
                 Rate Trust Receipts, Ser. 2002-L, Class 20, Rev., FRDO,
                 FGIC, 0.90%, 09/04/03                                                     5,240
       7,645    Salt Lake County, FLOATS, Ser. PT-420, GO, FRDO,
                 0.97%, 09/04/03                                                           7,645
      28,560    University of Utah, Floating Rate Trust Receipts, Ser.
                 N-15, Regulation D, Rev., FRDO, MBIA, 0.95%,
                 09/04/03                                                                 28,560
      52,900    Utah County, Utah Hospital, IHC Health Services, Inc.,
                 Ser. C, Rev., FRDO, 0.85%, 09/01/03                                      52,900
       7,000    Utah Housing Corp., Single-Family Mortgage, Ser.
                 E-1, Class I, Rev., FRDO, 0.90%, 09/03/03                                 7,000
       5,000    Utah Housing Finance Agency, Single Family
                 Mortgage, Ser. C-1, Class I, Rev., FRDO, 0.90%,
                 09/02/03                                                                  5,000
       6,610    Utah Housing Finance Agency, Single Family
                 Mortgage, Ser. D-1, Rev., FRDO, 0.90%, 09/01/03                           6,610
       4,235    Utah Housing Finance Agency, Single Family
                 Mortgage, Ser. E-1, Rev., FRDO, 0.90%, 09/02/03                           4,235
       4,995    Utah Housing Finance Agency, Single Family
                 Mortgage, Ser. F-2, Class I, Rev., FRDO,
                 0.90%, 09/01/03                                                           4,995
      11,200    Utah State Board of Regents, Student Loan Weekly
                 Amount, Ser. Q, Rev., FRDO, AMBAC, 0.90%,
                 09/03/03                                                                 11,200
      21,000    Utah Transit Authority, Sales Tax & Transportation,
                 Utah Light Rail Transit, Rev., FRDO, 0.80%, 09/01/03                     21,000
                                                                                 ---------------
                                                                                         298,360
                VERMONT -- 0.2%
      11,400    Vermont Economic Development Authority, 0.90%,
                 10/07/03                                                                 11,400
       5,900    Vermont Educational & Health Buildings Financing
                 Agency, Hospital, VHA New England, Ser. D, Rev.,
                 FRDO, AMBAC, 0.85%, 09/05/03                                              5,900

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT    ISSUER                                                                     VALUE
------------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
------------------------------------------------------------------------------------------------
                VERMONT -- CONTINUED
$      5,000    Vermont Student Assistance Corp., Student Loans,
                 Rev., FRDO, 1.00%, 09/01/03                                     $         5,000
                                                                                 ---------------
                                                                                          22,300
                VIRGINIA -- 0.6%
       2,400    Alexandria Redevelopment & Housing Authority,
                 Residential Care Facility, Multi-Mode, First Mortgage,
                 Goodwin House, Ser. B, Rev., FRDO, 0.80%,
                 09/01/03                                                                  2,400
       3,600    Fairfax County, Energy Northwest Electric, FLOATS,
                 Ser. PA-977R, GO, FRDO, 0.84%, 09/04/03                                   3,600
       2,000    Harrisonburg Redevelopment & Housing Authority,
                 Multi-Family Housing, Misty Ridge Project, Ser. A,
                 Rev., FRDO, 0.88%, 09/01/03                                               2,000
       8,000    James City & County IDA, Multi-Family Housing,
                 Chambrel Project, Rev., FRDO, 0.85%, 09/02/03                             8,000
       4,400    King George County IDA, Exempt Facilities,
                 Birchwood Power Partners Project, Rev. FRDO,
                 0.90%, 09/01/03                                                           4,400
       9,340    Loudoun County IDA, Howard Hughes Medical
                 Center, Ser. A, Rev., FRDO, 0.82%, 09/01/03                               9,340
      23,590    Virginia Commonwealth Transportation Board,
                 Floating Rate Receipts, Ser. SG-137, Rev., FRDO,
                 0.88%, 09/04/03                                                          23,590
       8,885    Virginia Public School Authority, FLOATS, Ser. PT-431,
                 Rev., FRDO, 0.84%, 09/02/03                                               8,885
      11,100    Virginia State, IDA, 0.85%, 10/07/03                                      11,100
                                                                                 ---------------
                                                                                          73,315
                WASHINGTON -- 2.4%
      17,676    ABN AMRO Munitops Certificate Trust, Ser. 1998-16,
                 FRDO, MBIA, 0.91%, 09/04/03                                              17,676
       5,000    ABN AMRO Munitops Certificate Trust, Ser. 2001-1,
                 GO, FRDO, MBIA, 0.92%, 09/05/03                                           5,000
       9,005    Broadway Office Properties, FLOATS, Ser. PT-1586,
                 Rev., FRDO, MBIA, 0.88%, 09/04/03                                         9,005
       1,500    Clark County Public Utility District No. 1, Municipal
                 Securities Trust Receipts, Ser. SGA-118, Rev., FRDO,
                 FSA, 0.90%, 09/01/03                                                      1,500
      10,295    Clark County School District No. 114 Evergreen,
                 Municipal Trust Certificates, Ser. 54-A, GO, FRDO,
                 FSA, 1.03%, 09/02/03                                                     10,295
       6,995    Energy Northwest, Electric, FLOATS, Ser. PT-734, Rev.,
                 FRDO, MBIA, 0.88%, 09/04/03                                               6,995
      15,000    Energy Northwest, Project No. 3, Ser. D-3-1, Rev.,
                 FRDO, FSA, 0.79%, 09/04/03                                               15,000
      13,650    King County, FLOATS, Ser. PA-904, GO, FRDO, 1.05%,
                 09/04/03                                                                 13,650
       5,345    King County, Ser. RR-II-R-1028, GO, FRDO, FSA,
                 0.90%, 09/02/03                                                           5,345

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT    ISSUER                                                                     VALUE
------------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
------------------------------------------------------------------------------------------------
                WASHINGTON -- CONTINUED
$      4,430    Port of Seattle, FLOATS, Ser. PT-728, Rev., FRDO,
                 FGIC, 0.93%, 09/04/03                                           $         4,430
       1,130    Seattle Housing Authority, Low Income Housing
                 Assistance, Bayview Manor Project, Ser. B, Rev.,
                 FRDO, 0.90%, 09/03/03                                                     1,130
      19,885    Seattle, Washington, Drain & Wastewater Utilities,
                 Municipal Securities Trust Receipts, Ser. SG-135, Rev.,
                 FRDO, MBIA, 0.88%, 09/04/03                                              19,885
      11,965    Seattle, Washington, Municipal Light & Power,
                 FLOATS, Ser. PT-1421, Rev., FRDO, FSA, 0.88%,
                 09/04/03                                                                 11,965
       4,000    Seattle, Washington, Municipal Securities Trust
                 Receipts, Ser. SGA-142, GO, FRDO, 0.90%, 09/04/03                         4,000
       9,400    Seattle, Washington, Water Systems, Rev., FRDO,
                 0.70%, 09/03/03                                                           9,400
      10,000    Snohomish County Public Utility District No. 1,
                 Generation Systems, Ser. A, Rev., FRDO, FSA, 0.79%,
                 09/03/03                                                                 10,000
      18,035    Snohomish County Public Utility District No. 1,
                 Generation Systems, Ser. A-2, Rev., FRDO, FSA, 0.79%,
                 09/04/03                                                                 18,035
       8,500    Snohomish County Public Utility District No. 1,
                 Municipal Securities Trust Receipts, Ser. SGA-124,
                 Rev., FRDO, FSA, 0.90%, 09/01/03                                          8,500
       5,103    Tacoma, Washington, Electric Systems, Floating Rate
                 Certificates, Ser. 507, Rev., FRDO, FGIC, 0.89%, 09/04/03                 5,103
      11,370    Tacoma, Washington, Electric Systems, FLOATS, Ser.
                 PT-1404, Rev., FRDO, AMBAC, 0.88%, 09/04/03                              11,370
      12,885    Washington State Floating Rate Trust Receipts, Ser.
                 L-15, Regulation D, GO, FRDO, 1.35%, 09/01/03                            12,885
       1,050    Washington State Housing Finance Commission,
                 Non-Profit Housing, Golden Sands Project, Rev.,
                 FRDO, 0.95%, 09/01/03                                                     1,050
       4,000    Washington State Housing Finance Commission,
                 Nonprofit Housing, Rockwood Retirement
                 Communities, Rev., FRDO, 0.95%, 09/01/03                                  4,000
       2,640    Washington State Housing Finance Commission,
                 Nonprofit Housing, YMCA Snohomish County
                 Project, Rev., FRDO, 0.95%, 09/01/03                                      2,640
       2,880    Washington State Housing Finance Commission,
                 Spokane Community College Foundation, Ser. A,
                 Rev., FRDO, 0.85%, 09/05/03                                               2,880
       6,480    Washington State Public Power Supply System
                 Project No. 2, Electric, Ser. 2-A2, Rev., FRDO, MBIA,
                 0.77%, 09/04/03                                                           6,480
      14,790    Washington State Public Power Supply System,
                 Project No. 2, Electric, Ser. 2A-1, Rev., FRDO, MBIA,
                 0.77%, 09/04/03                                                          14,790

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT    ISSUER                                                                     VALUE
------------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
------------------------------------------------------------------------------------------------
                WASHINGTON -- CONTINUED
$     12,980    Washington State Public Power Supply System,
                 Project No. 3, Electric, Ser. 3A, Rev., FRDO, MBIA,
                 0.85%, 09/04/03                                                 $        12,980
       2,490    Washington State, FLOATS, Ser. PA-1111, GO,
                 FRDO, 1.05%, 09/04/03                                                     2,490
      13,710    Washington State, Rev., FRDO, 0.90%, 09/04/03                             13,710
      16,400    Washington State, Ser. VR-96A, GO, FRDO,
                 0.73%, 09/03/03                                                          16,400
                                                                                 ---------------
                                                                                         278,589
                WEST VIRGINIA -- 0.4%
       3,940    West Virginia Economic Development Authority,
                 IDR, Gemark Services West VA/M & M, Rev.,
                 FRDO, 0.95%, 09/03/03                                                     3,940
      13,400    West Virginia School Building Authority, 0.87%,
                 09/09/03                                                                 13,400
       5,765    West Virginia State Building Commission, FLOATS,
                 Ser. PA-520, 0.89%, 09/04/03                                              5,765
       5,700    West Virginia State Hospital Finance Authority,
                 VHA Mid-Atlantic, Ser. D, Rev., FRDO, AMBAC,
                 0.85%, 09/02/03                                                           5,700
       5,000    West Virginia State Hospital Finance Authority,
                 VHA Mid-Atlantic, Ser. E, Rev., FRDO, AMBAC,
                 0.85%, 09/02/03                                                           5,000
       4,000    West Virginia State Hospital Finance Authority,
                 VHA Mid-Atlantic, Ser. C, Rev., FRDO, AMBAC,
                 0.85%, 09/03/03                                                           4,000
      10,000    West Virginia State Parkways Economic
                 Development & Tourism Authority, Rev., FRDO,
                 FGIC, 0.78%, 09/02/03                                                    10,000
                                                                                 ---------------
                                                                                          47,805
                WISCONSIN -- 1.5%
       7,045    Dane County, Ser. RR-II-R-2003, GO, FRDO, 0.90%,
                 09/04/03                                                                  7,045
       5,845    Dane County, Ser. RR-II-R-4504, GO, FRDO, 0.90%,
                 09/04/03                                                                  5,845
       1,260    Eagle Tax Exempt Trust, Weekly Option Mode, Ser.
                 94-4904, FRDO, #, 0.95%, 09/04/03                                         1,260
       1,150    Wisconsin Housing & Economic Development
                 Authority, Home Ownership, Floating Rate Trust
                 Receipts, Ser. 18, Rev., FRDO, 0.95%, 09/07/03                            1,150
       4,000    Wisconsin Housing & Economic Development
                 Authority, Home Ownership, Ser. A, Rev., FRDO,
                 0.90%, 09/04/03                                                           4,000
      20,000    Wisconsin Housing & Economic Development
                 Authority, Home Ownership, Ser. B, Rev., FRDO,
                 0.90%, 09/02/03                                                          20,000

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT    ISSUER                                                                     VALUE
------------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
------------------------------------------------------------------------------------------------
                WISCONSIN -- CONTINUED
$      5,000    Wisconsin Housing & Economic Development
                 Authority, Home Ownership, Ser. E, Rev., FRDO,
                 0.90%, 09/04/03                                                 $         5,000
       3,975    Wisconsin Housing & Economic Development
                 Authority, Ser. D, Rev., FRDO, MBIA, 0.93%, 09/02/03                      3,975
       3,545    Wisconsin Housing & Economic Development
                 Authority, Ser. E, Rev., FRDO, MBIA, 0.93%, 09/02/03                      3,545
       5,465    Wisconsin Housing & Economic Development
                 Authority, Ser. F, Rev., FRDO, MBIA, 0.88%, 09/02/03                      5,465
       4,355    Wisconsin Housing & Economic  Development
                 Authority, Ser. G, Rev., FRDO, MBIA, 0.93%, 09/02/03                      4,355
       5,400    Wisconsin Housing & Economic Development
                 Authority, Ser. I, Rev., FRDO, MBIA, 0.93%, 09/02/03                      5,400
      15,120    Wisconsin Housing & Economic Development
                 Authority, Single-Family Housing, FLOATS, Ser.
                 PT-598, Rev., FRDO, 0.97%, 09/04/03                                      15,120
       7,300    Wisconsin State Health & Educational Facilities
                 Authority, Felican Health Care, Inc., Rev., FRDO,
                 0.84%, 09/03/03                                                           7,300
      22,800    Wisconsin State Health & Educational Facilities
                 Authority, Felician Services, Ser. A, Rev., FRDO,
                 AMBAC, 0.84%, 09/03/03                                                   22,800
       8,580    Wisconsin State Health & Educational Facilities
                 Authority, FLOATS, Ser. PT-858, Rev., FRDO, MBIA,
                 0.88%, 09/04/03                                                           8,580
      25,000    Wisconsin State Health & Educational Facilities
                 Authority, Wheaton Franciscan Services, Rev., FRDO,
                 0.82%, 09/02/03                                                          25,000
      15,300    Wisconsin State Health & Educational Facilities
                 Authority, Wheaton Franciscan Services, Ser. B, Rev.,
                 FRDO, 0.82%, 09/03/03                                                    15,300
       6,240    Wisconsin State, Clean Water, FLOATS, Ser. PA-915,
                 Rev., FRDO, 0.88%, 09/04/03                                               6,240
       9,510    Wisconsin State, Ser. II-R-135, GO, FRDO, (p),
                 0.90%, 09/04/03                                                           9,510
                                                                                 ---------------
                                                                                         176,890
                WYOMING -- 1.0%
         400    Kemmerer, Wyoming, PCR, Exxon Project, Rev.,
                 FRDO, 0.67%, 09/01/03                                                       400
       1,300    Lincoln County, PCR, Exxon Project, Ser. C, Rev.,
                 FRDO, 0.67%, 09/01/03                                                     1,300
       7,000    Lincoln County, PCR, Exxon Project, Ser. D, Rev.,
                 FRDO, 0.67%, 09/01/03                                                     7,000
       6,400    Sublette County, PCR, Exxon Project, Ser. A, Rev.,
                 FRDO, 0.85%, 09/01/03                                                     6,400
       5,700    Sublette County, PCR, Exxon Project, Ser. B, Rev.,
                 FRDO, 0.85%, 09/01/03                                                     5,700

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT    ISSUER                                                                     VALUE
------------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
------------------------------------------------------------------------------------------------
                WYOMING -- CONTINUED
$      4,600    Uinta County, PCR, Amoco Project, Rev., FRDO,
                 0.80%, 09/01/03                                                 $         4,600
      12,860    Wyoming Community Development Authority,
                 Housing, FLOATS, Ser. PT-195, 1.15%, 09/01/03                            12,860
       7,900    Wyoming Community Development Authority,
                 Housing, Ser. 7, Rev., FRDO, 0.90%, 09/02/03                              7,900
       5,000    Wyoming Community Development Authority,
                 Housing, Ser. 8, Rev., FRDO, 0.90%, 09/02/03                              5,000
       5,955    Wyoming Community Development Authority,
                 Housing, Ser. II-R-141, Rev., FRDO, 0.95%, 09/04/03                       5,955
       7,245    Wyoming Community Development Authority,
                 Single Family Mortgage, Ser. A, Rev., FRDO, 0.84%,
                 09/03/03                                                                  7,245
      22,000    Wyoming Community Development Authority,
                 Single Family Mortgage, Ser. A, Rev., FRDO,
                 0.84%, 09/04/03                                                          22,000
      25,000    Wyoming State, Education Fund, Rev., TRAN,
                 1.50%, 06/29/04                                                          25,107
       8,000    Wyoming State, Education Fund, Rev., TRAN,
                 1.75%, 06/29/04                                                           8,051
                                                                                 ---------------
                                                                                         119,518
------------------------------------------------------------------------------------------------
                Total Investments -- 100.0%                                      $    11,452,335
                (Cost $11,452,335) *
------------------------------------------------------------------------------------------------

                       See notes to financial statements.

JPMORGAN LIQUID ASSETS MONEY MARKET FUND
Portfolio of Investments

As of August 31, 2003
(Amounts in thousands)

   PRINCIPAL
      AMOUNT
       (USD)    ISSUER                                                                     VALUE
------------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- 100.0%
------------------------------------------------------------------------------------------------
                U.S. GOVERNMENT AGENCY SECURITIES -- 4.5%
                Federal Home Loan Mortgage Corp.,
$     20,000     0.98%, 12/19/03, DN                                             $        19,941
      20,000     1.15%, 02/26/04, DN                                                      19,886
      75,235    Federal National Mortgage Association,
                 1.14%, 02/18/04, DN                                                      74,830
                --------------------------------------------------------------------------------
                Total U.S. Government Agency Securities                                  114,657
                (Cost $114,657)
                --------------------------------------------------------------------------------

                CORPORATE NOTES & BONDS -- 46.5%
                ASSET BACKED SECURITIES -- 9.9%
      30,000    Grampian Funding LLC, 1.21%,
                 11/07/03                                                                 29,932
                K2 (USA) LLC,
      40,000     1.19%, 09/29/03                                                          39,963
      50,000     1.08%, 03/15/04                                                          49,999
                Links Finance LLC,
      85,000     1.39%, 02/17/04                                                          85,000
      50,000     1.08%, 03/11/04, FRN                                                     49,999
                                                                                 ---------------
                                                                                         254,893
                BANKING -- 1.9%
                Bank of America Corp.,
       5,000     5.75%, 03/01/04, Ser. H, MTN                                              5,116
      18,725     6.63%, 06/15/04                                                          19,525
      25,000    Westpac Banking Corp./New York, 1.13%,
                 06/14/04, FRN                                                            25,011
                                                                                 ---------------
                                                                                          49,652
                DIVERSIFIED -- 0.4%
                General Electric Capital Corp.,
       1,000     8.09%, 04/01/04, Ser. A, MTN, SUB                                         1,041
       2,000     5.38%, 04/23/04, Ser. A, MTN                                              2,055
       6,000     1.19%, 09/09/03, FRN                                                      6,000
                                                                                 ---------------
                                                                                           9,096
                FINANCIAL SERVICES -- 29.4%
       4,000    Associates Corp. of North America,
                 5.75%, 11/01/03                                                           4,031
                Beta Finance, Inc.,
      30,000     1.06%, 05/19/04, MTN, FRN, #                                             29,999
      50,000     1.06%, 06/02/04, MTN, FRN, #                                             49,998
                CC USA, Inc.,
      25,000     1.07%, 03/18/04, MTN, FRN, #                                             24,999
      25,000     1.07%, 03/31/04, Ser. 1, MTN, FRN, #                                     25,000
      40,000     1.07%, 06/24/04, MTN, FRN, #                                             40,000
       8,000    Citigroup, Inc., 5.70%, 02/06/04                                           8,159

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT
       (USD)    ISSUER                                                                     VALUE
------------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
------------------------------------------------------------------------------------------------
                FINANCIAL SERVICES -- CONTINUED
$     18,335    Countrywide Home Loans, Inc., 1.65%,
                 10/01/03, Ser. J, MTN, FRN                                      $        18,342
                Dorada Finance, Inc.,
      54,000     1.08%, 02/12/04, MTN, FRN, #                                             53,998
      25,000     1.08%, 02/20/04, Ser. 1, MTN, FRN, #                                     24,999
      30,000     1.07%, 03/31/04, MTN, FRN, #                                             30,000
      10,000     1.06%, 05/24/04, Ser. 1, MTN, FRN, #                                     10,000
      74,000    Fairway Finance Corp., 1.06%, 11/26/03                                    73,995
      40,000    Goldman Sachs Group, Inc., 1.24%, 10/30/03
                 Household Finance Corp.,                                                 40,000
      28,850     1.28%, 09/26/03, MTN, FRN                                                28,852
      10,000     1.41%, 09/26/03, Ser. 2, MTN, FRN                                        10,001
       5,250     1.56%, 10/08/03, MTN, FRN                                                 5,249
      19,320     1.38%, 10/15/03, MTN, FRN                                                19,320
      12,000     1.56%, 12/19/03, Ser. 1, MTN, FRN                                        12,016
       5,000    John Hancock Global Funding II, 1.27%,
                 09/15/03, MTN, FRN, #                                                     5,000
      67,000    Money Market Trust, 1.25%, 07/09/04, Ser. A-1,
                 FRN, #, (i)                                                              67,000
                Morgan Stanley,
       5,105     5.63%, 01/20/04                                                           5,194
      30,000     1.29%, 03/19/04, Ser. 1, MTN, FRN                                        30,037
      55,000     1.49%, 04/05/04, Ser. 1, MTN, FRN                                        55,140
      24,000     1.43%, 05/14/04, Ser. C, MTN, FRN                                        24,061
                Premium Asset Trust/GEFA,
      35,000     1.46%, 06/01/04, Ser. 2002-6, FRN, #                                     35,035
      25,000     5.25%, 07/19/04, Ser. 2001-6, #                                          25,871
                                                                                 ---------------
                                                                                         756,296
                TRANSPORTATION -- 4.9%
     125,000    Network Rail LTD (United Kingdom),
                 1.04%, 12/16/03                                                         124,617
                --------------------------------------------------------------------------------
                Total Corporate Notes & Bonds                                          1,194,554
                (Cost $1,194,554)
                --------------------------------------------------------------------------------

                COMMERCIAL PAPER -- 17.9%
                ASSET BACKED SECURITIES -- 8.6%
      10,000    Amsterdam Funding Corp., 1.25%, 10/20/03                                   9,983
      75,000    Aquinas Funding LLC, 1.05%, 01/15/04                                      74,704
      50,000    Atlantis One Funding Corp., 1.04%, 12/17/03                               49,845
      27,000    Cantabric Financing LLC, 1.09%, 11/12/03                                  26,941
                Four Winds Funding Corp.,
       7,600     1.20%, 09/05/03                                                           7,599
       5,800     1.20%, 09/09/03                                                           5,798

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT
       (USD)    ISSUER                                                                     VALUE
------------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
------------------------------------------------------------------------------------------------
                ASSET BACKED SECURITIES -- CONTINUED
$     25,000    New Center Asset Trust, 1.25%, 10/17/03                          $        24,960
      20,000    Windmill Funding Corp., 1.25%, 10/23/03                                   19,964
                                                                                 ---------------
                                                                                         219,794
                AUTOMOTIVE -- 1.6%
                DaimlerChrysler N.A. Holdings Corp.,
       8,400     1.23%, 09/02/03                                                           8,400
       1,000     1.22%, 09/10/03                                                           1,000
       4,200     1.23%, 09/23/03                                                           4,197
                Ford Motor Credit Co.,
       8,800     1.23%, 09/08/03                                                           8,798
       5,000     1.26%, 10/02/03                                                           4,995
                General Motors Acceptance Corp.,
      12,600     1.25%, 09/12/03                                                          12,594
       1,400     1.26%, 09/16/03                                                           1,399
                                                                                 ---------------
                                                                                          41,383
                BANKING -- 2.9%
      20,000    Caisse des Depots at Consignations (France),
                 1.04%, 12/30/03                                                          19,931
      15,000    Hamburgische Landesbank (Germany),
                 1.28%, 10/16/03                                                          14,976
      40,000    Norddeutsche Landesbank Girozentrale
                 (Germany), 1.03%, 12/23/03                                               39,870
                                                                                 ---------------
                                                                                          74,777
                BROADCASTING/CABLE -- 0.5%
      13,000    Time Warner Entertainment, 1.18%,
                 09/03/03                                                                 12,999
                FINANCIAL SERVICES -- 2.6%
                Allianz Finance Corp. (Germany),
      28,020     1.04%, 10/09/03                                                          27,989
      38,998     1.08%, 11/07/03                                                          38,920
                                                                                 ---------------
                                                                                          66,909
                FOOD/BEVERAGE PRODUCTS -- 0.5%
                Cadbury Schweppes PLC (United Kingdom),
       2,095     1.22%, 09/08/03                                                           2,095
      10,700     1.22%, 09/16/03                                                          10,694
       1,200     1.22%, 09/22/03                                                           1,199
                                                                                 ---------------
                                                                                          13,988
                INSURANCE -- 0.8%
      20,000    Prudential Funding Corp., 1.20%, 10/16/03                                 19,970

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT
       (USD)    ISSUER                                                                     VALUE
------------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
------------------------------------------------------------------------------------------------
                RETAILING -- 0.4%
$     10,000    Sears Roebuck Acceptance Corp.,
                 1.25%, 09/30/03                                                 $         9,990
                --------------------------------------------------------------------------------
                Total Commercial Paper                                                   459,810
                (Cost $459,810)
                --------------------------------------------------------------------------------
                CERTIFICATES OF DEPOSIT -- 30.6%
      15,000    Abbey National Treasury Services PLC
                 (United Kingdom) (Yankee), 1.04%, 09/12/03,
                 Floating Rate                                                            15,000
      20,000    Alliance Finance Corp. (Germany) (Yankee),
                 1.03%, 12/09/03                                                          20,000
      35,000    Banco Bilbao Vizcaya Argentaria SA (Spain)
                 (Yankee), 1.29%, 10/22/03                                                35,000
      50,000    Bank One Corp., 1.12%, 06/17/04, Floating Rate                            50,031
      30,000    BNP Paribas/New York (Yankee), 1.06%,
                 06/10/04 Canadian Imperial
                Bank of Commerce (Canada) (Yankee),                                       29,995
      10,000     1.04%, 09/09/03, Floating Rate                                           10,000
      50,000     1.06%, 01/27/04, Floating Rate                                           50,000
                Credit Agricole Indosuez/New York (Yankee),
      14,500     1.04%, 09/25/03, Floating Rate                                           14,500
      35,000     1.04%, 06/04/04, Floating Rate                                           34,995
      50,000    Credit Lyonnais (France) (Yankee), 1.05%, 12/31/03                        50,000
      25,000    Credit Suisse First Boston (Switzerland)
                 (Yankee), 1.19%, 09/04/03                                                25,000
      15,000    Goldman Sachs Group, Inc., 1.26%, 11/07/03                                15,000
      75,000    HBOS Treasury Services PLC
                 (United Kingdom) (Yankee), 1.26%, 10/22/03                               74,999
      25,000    ING Bank N.V. (The Netherlands) (Yankee),
                 1.37%, 01/30/04                                                          25,000
      25,000    Landesbank Baden-Wurttemberg (Germany)
                 (Yankee), 1.14%, 02/26/04                                                25,000
      25,000    Landesbank Hessen-Thuringen Girozentrale
                 (Germany) (Yankee), 1.32%, 10/24/03                                      25,002
      20,000    Norddeutsche Landesbank Girozentrale
                 (Germany) (Yankee), 1.25%, 10/24/03                                      20,000
      65,000    Nordea Bank AB (Sweden) (Yankee), 1.06%, 01/27/04                         65,000
      15,000    Royal Bank of Canada/New York (Yankee),
                 1.04%, 09/12/03, Floating Rate                                           15,000

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT
       (USD)    ISSUER                                                                     VALUE
------------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
------------------------------------------------------------------------------------------------
                CERTIFICATES OF DEPOSIT -- CONTINUED
                Societe Generale (France) (Yankee),
$     60,000     1.25%, 10/16/03                                                 $        60,000
      40,500     1.03%, 12/09/03                                                          40,500
      10,000    Toronto Dominion Bank/New York (Yankee),
                 1.04%, 09/09/03, Floating Rate                                           10,000
      25,000    UniCredito Italiano SPA (Italy) (Yankee),
                 1.06%, 01/07/04                                                          25,000
      30,000    Westdeutsche Landesbank Girozentrale
                 (Germany) (Yankee), 1.05%, 05/03/04                                      29,998
      20,500    Westdeutsche Landesbank Girozentrale/New York
                 (Yankee), 1.03%, 09/22/03, Floating Rate                                 20,500
                --------------------------------------------------------------------------------
                Total Certificates of Deposit                                            785,520
                (Cost $785,520)
                --------------------------------------------------------------------------------

                REPURCHASE AGREEMENT -- 0.5%
      13,281    Greenwich Capital Markets, Inc., 1.08%,
                 dated 08/29/03, due 09/02/03, repurchase
                 price $13,283, collateralized by
                 U.S. Government Agency Securities
                 (Cost $13,281)                                                           13,281
                --------------------------------------------------------------------------------
                Total Investments -- 100.0%                                      $     2,567,822
                (Cost $2,567,822)*
                --------------------------------------------------------------------------------

                       See notes to financial statements.

JPMORGAN PRIME MONEY MARKET FUND
Portfolio of Investments

As of August 31, 2003
(Amounts in thousands)

   PRINCIPAL
      AMOUNT
       (USD)    ISSUER                                                                     VALUE
------------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- 100.0%
------------------------------------------------------------------------------------------------
                U.S. GOVERNMENT AGENCY SECURITIES -- 8.6%
                Federal Home Loan Mortgage Corp.,
$    221,389     1.11%, 09/11/03, DN                                             $       221,321
     307,475     1.08%, 12/10/03, DN                                                     306,552
     293,500     1.09%, 12/15/03, DN                                                     292,567
     195,000     1.01%, 12/17/03, DN                                                     194,415
     600,000     0.98%, 12/19/03, DN                                                     598,219
     328,294     1.08%, 01/29/04, DN                                                     326,821
     221,904     1.08%, 01/30/04, DN                                                     220,899
     184,944     1.13%, 02/17/04, DN                                                     183,960
     115,000     1.14%, 02/23/04, DN                                                     114,363
     218,000     1.14%, 02/26/04, DN                                                     216,766
     300,000     1.12%, 03/05/04, DN                                                     298,264
     225,000     1.15%, 03/17/04, DN                                                     223,577
                Federal National Mortgage Association,
     306,058     1.11%, 09/03/03, DN                                                     306,039
     474,844     1.07%, 01/28/04, DN                                                     472,733
     274,810     0.97%, 07/30/04, FRN                                                    274,810
                --------------------------------------------------------------------------------
                Total U.S. Government Agency Securities                                4,251,306
                (Cost $4,251,306)
                --------------------------------------------------------------------------------

                STATE AND MUNICIPAL OBLIGATIONS -- 0.0%^
       5,460    Wake Forest University, Ser. 1997, Rev.,
                 FRDO, 1.11%, 09/02/03
                 (Cost $5,460)                                                             5,460

                CORPORATE NOTES & Bonds -- 16.1%
                ASSET BACKED SECURITIES -- 3.9%
                K2 (USA) LLC,
     200,000     1.07%, 02/17/04                                                         200,000
      50,000     1.40%, 02/23/04, FRN                                                     50,000
      50,000     1.07%, 03/15/04                                                          49,999
     100,000     1.07%, 03/17/04, FRN                                                     99,997
      90,000     1.07%, 04/20/04                                                          89,997
      80,000     1.02%, 05/10/04, #                                                       79,994
      80,000     1.07%, 05/12/04, MTN, FRN                                                79,994
     125,000     1.07%, 05/17/04                                                         124,996
      95,000     1.06%, 06/08/04, MTN, FRN, #                                             94,996
                Links Finance LLC,
     100,000     1.07%, 03/03/04                                                          99,997
     100,000     1.08%, 03/12/04                                                         100,000
     100,000     1.07%, 03/22/04                                                          99,999
     100,000     1.07%, 03/24/04                                                          99,999
     100,000     1.07%, 03/24/04                                                          99,997
     100,000     1.06%, 03/29/04, #                                                       99,997

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT
       (USD)    ISSUER                                                                     VALUE
------------------------------------------------------------------------------------------------
        MONEY MARKET INSTRUMENTS -- CONTINUED
------------------------------------------------------------------------------------------------
                ASSET BACKED SECURITIES -- CONTINUED
$    447,000    Special Purpose Accounts Receivables
                 Cooperative Corp., 1.15%, 01/26/04, Ser.
                 2003-5, FRN, #                                                  $       447,001
                                                                                 ---------------
                                                                                       1,916,963
                BANKING -- 1.9%
     150,000    Landesbank Rheinland-Pfalz Girozentrale
                 (Germany), 1.24%, 10/21/03                                              149,741
     769,980    Wells Fargo Bank N.A., 1.15%, 09/14/03, MTN, FRN                         769,980
                                                                                 ---------------
                                                                                         919,721
                DIVERSIFIED -- 1.7%
                General Electric Capital Corp.,
     468,000     1.19%, 09/09/03, FRN                                                    468,000
     400,000     1.14%, 09/19/03, MTN, FRN                                               400,000
                                                                                 ---------------
                                                                                         868,000
                FINANCIAL SERVICES -- 8.4%
                Associates Corp. of North America,
     110,000     1.22%, 06/15/04, FRN                                                    110,000
      75,000     1.11%, 06/25/04, MTN, FRN                                                75,000
                Beta Finance, Inc.,
      72,000     1.38%, 02/12/04, MTN, #                                                  71,998
     260,000     1.39%, 02/18/04, MTN, #                                                 260,000
     167,000     1.07%, 05/17/04, MTN, FRN, #                                            166,994
     119,000     1.06%, 05/19/04, MTN, FRN, #                                            118,996
     100,000     1.06%, 06/07/04, Ser. 2, MTN, FRN, #                                     99,996
                CC USA, Inc.,
     125,000     1.08%, 02/09/04, MTN, FRN, #                                            124,992
     125,000     1.08%, 02/27/04, MTN, FRN, #                                            125,000
     150,000     1.08%, 03/08/04, MTN, FRN, #                                            150,000
      50,000     1.07%, 03/18/04, MTN, FRN, #                                             49,997
      75,000     1.07%, 03/24/04, MTN, FRN, #                                             74,996
     120,000     1.06%, 06/07/04, MTN, FRN, #                                            119,995
     106,300    Citigroup, Inc., 5.70%, 02/06/04                                         108,263
                Dorada Finance, Inc.,
      23,000     1.25%, 10/23/03                                                          22,958
     120,000     1.07%, 03/08/04, MTN, FRN, #                                            119,997
     150,000     1.06%, 04/15/04, MTN, FRN, #                                            149,993
      60,000     1.06%, 05/24/04, MTN, FRN, #                                             59,998
     264,000    Goldman Sachs Group, Inc., 1.36%, 09/13/04,
                 Ser. A, MTN, FRN, #                                                     264,048
                HBOS Treasury Services PLC
                 (United Kingdom),
     300,000     1.27%, 09/05/03, MTN, FRN, #                                            300,000
     455,000     1.12%, 11/20/03, MTN, FRN, #                                            455,001

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT
       (USD)    ISSUER                                                                     VALUE
------------------------------------------------------------------------------------------------
         MONEY MARKET INSTRUMENTS -- CONTINUED
------------------------------------------------------------------------------------------------
                FINANCIAL SERVICES -- CONTINUED
                Money Market Trust,
$     60,000     1.15%, 06/03/04, Ser. 2003-A, #, (i)                            $        60,000
     220,000     1.25%, 07/09/04, Ser. A-1, FRN, #, (i)                                  220,000
     260,000    Morgan Stanley, 1.22%, 09/15/03, Ser. 1, MTN, FRN                        260,000
                Restructured Asset Securities with Enhanced
                 Returns (RACERS),
     150,000     1.35%, 09/02/03, Ser. 2000-7-ZCM,
                 FRN, #, (i)                                                             150,000
     465,000     1.30%, 10/01/03, Ser. 2001-8-MM,
                 FRN, #, (i)                                                             464,991
                                                                                 ---------------
                                                                                       4,183,213
                OIL & GAS -- 0.2%
     100,000    BP Capitals Markets PLC (United Kingdom),
                 1.05%, 03/08/04, FRN                                                     99,997
                --------------------------------------------------------------------------------
                Total Corporate Notes & Bonds                                          7,987,894
                (Cost $7,987,894)
                --------------------------------------------------------------------------------

                ASSET BACKED SECURITIES -- 0.9%
                Blue Heron Funding LTD,
     260,000     1.14%, 03/19/04, Ser. 2-A, Class A, FRN, #                              260,000
     175,000     1.13%, 05/28/04, Ser. 7-A, Class A1, FRN, #                             175,000
                --------------------------------------------------------------------------------
                Total Asset Backed Securities                                            435,000
                (Cost $435,000)
                --------------------------------------------------------------------------------

                FUNDING AGREEMENTS/GIC -- 0.2%
     100,000    Jackson National Life Global Funding,
                 1.18%, 02/21/04, FRN, #, (i)
                 (Cost $100,000)                                                         100,000

                COMMERCIAL PAPER -- 35.9%
                ASSET BACKED SECURITIES-- 16.6%
     379,500    Alpine Securitization Corp., 1.06%, 09/18/03                             379,309
                Amsterdam Funding Corp.,
      50,000     1.06%, 09/19/03                                                          49,974
      50,000     1.05%, 01/08/04                                                          49,812
      50,000     1.05%, 01/09/04                                                          49,810
      75,000    Aquinas Funding LLC, 1.15%, 02/27/04                                      74,571
                Atlantis One Funding Corp.,
     147,529     1.25%, 09/05/03                                                         147,509
      75,000     1.24%, 09/09/03                                                          74,979
     109,000     1.21%, 09/19/03                                                         108,934

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT
       (USD)    ISSUER                                                                     VALUE
------------------------------------------------------------------------------------------------
         MONEY MARKET INSTRUMENTS -- CONTINUED
------------------------------------------------------------------------------------------------
                ASSET BACKED SECURITIES -- CONTINUED
$     24,665     1.25%, 10/15/03                                                 $        24,627
      70,000     1.19%, 10/30/03                                                          69,863
     100,993     1.04%, 12/10/03                                                         100,701
      50,000     1.04%, 12/17/03                                                          49,845
      42,377     1.08%, 01/26/04                                                          42,190
      79,950     1.15%, 01/28/04                                                          79,569
      84,549     1.13%, 02/05/04                                                          84,132
      37,742     1.13%, 02/11/04                                                          37,549
      30,789     1.13%, 02/17/04                                                          30,626
      25,171     1.15%, 02/18/04                                                          25,034
                Beta Finance, Inc.,
      50,775     1.15%, 09/15/03                                                          50,752
      33,000     1.03%, 10/10/03                                                          32,963
                Blue Ridge Asset Funding Corp.,
     200,000     1.05%, 09/12/03                                                         199,936
     150,000     1.06%, 09/18/03                                                         149,925
      50,000    Cantabric Financing LLC (Ireland), 1.10%, 11/21/03                        49,876
     167,183    Compass Securitization LLC, 1.06%, 09/22/03                              167,080
     125,750    Concord Minutemen Capital Co., 1.14%, 09/18/04                           125,750
                Corporate Asset Funding,
     205,000     1.14%, 09/12/03                                                         204,929
      66,000     1.20%, 09/15/03                                                          65,969
      22,000    Corporate Receivables Corp., 1.25%, 09/03/03                              21,998
                Edison Asset Securitization LLC,
     317,357     1.20%, 09/10/03                                                         317,262
      25,000     1.07%, 09/22/03                                                          24,984
      92,000     1.25%, 09/23/03                                                          91,930
     124,000     0.94%, 09/24/03                                                         123,926
      46,111     1.25%, 10/16/03                                                          46,039
     285,000     1.12%, 02/05/04                                                         283,608
      30,000     1.13%, 02/11/04                                                          29,847
                FCAR Owner Trust Series I,
      93,000     1.15%, 09/12/03                                                          92,967
      75,000     0.95%, 09/19/03                                                          74,964
                Giro Multi-Funding Corp.,
      34,096     1.07%, 09/03/03                                                          34,094
     156,021     1.03%, 09/10/03                                                         155,981
     150,000     1.07%, 09/16/03                                                         149,933
      50,113     1.04%, 10/01/03                                                          50,070
      99,316     1.04%, 10/15/03                                                          99,190
     100,320     1.04%, 10/16/03                                                         100,190

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT
       (USD)    ISSUER                                                                     VALUE
------------------------------------------------------------------------------------------------
         MONEY MARKET INSTRUMENTS -- CONTINUED
------------------------------------------------------------------------------------------------
                ASSET BACKED SECURITIES -- CONTINUED
                Grampian Funding LLC,
$     30,000     1.25%, 09/02/03                                                 $        29,999
     290,000     0.95%, 09/23/03                                                         289,832
     110,000     1.15%, 02/24/04                                                         109,382
     125,000    Greyhawk Funding LLC, 1.04%, 01/12/04                                    124,520
     120,000    Jupiter Securitization Corp., 1.06%, 09/23/03                            119,922
                K2 (USA) LLC,
      20,100     1.25%, 10/17/03                                                          20,068
      35,000     1.09%, 01/14/04                                                          34,857
      53,000     1.03%, 01/15/04                                                          52,794
      36,500     1.14%, 02/09/04                                                          36,314
                Mont Blanc Capital Corp.,
      50,000     1.23%, 09/03/03                                                          49,997
      60,000     1.07%, 09/22/03                                                          59,963
                Montauk Funding Corp.,
     195,000     1.07%, 10/15/03, FRN                                                    195,000
     100,000     1.07%, 01/15/04                                                         100,000
      50,000     1.07%, 02/17/04                                                          50,000
                Park Granada LLC,
     200,000     1.13%, 09/02/03                                                         199,994
      80,000     1.10%, 09/15/03                                                          79,966
      60,000     0.97%, 09/16/03                                                          59,976
      55,000     0.97%, 09/17/03                                                          54,976
      35,000     1.06%, 09/25/03                                                          34,975
     140,000     1.08%, 09/29/03                                                         139,882
     100,000     1.06%, 10/20/03                                                          99,856
     100,000     1.06%, 10/21/03                                                          99,853
      90,203     1.07%, 10/22/03                                                          90,066
      52,000     1.08%, 10/28/03                                                          51,911
                Scaldis Capital LLC,
      66,020     1.01%, 09/11/03                                                          66,001
     190,954     1.07%, 09/22/03                                                         190,835
     100,000     1.04%, 10/21/03                                                          99,856
      47,913     1.09%, 11/18/03                                                          47,800
                Sheffield Receivables Corp.,
      35,608     1.26%, 09/03/03                                                          35,606
     300,000     1.07%, 02/25/04                                                         300,000
                Sigma Finance, Inc.,
      44,000     1.22%, 09/03/03                                                          43,997
      54,245     0.95%, 09/08/03                                                          54,235
      50,000     0.95%, 09/09/03                                                          49,989
     122,000     1.08%, 09/24/03                                                         121,916
     175,000     1.04%, 10/01/03                                                         174,848
      50,000     1.03%, 10/08/03                                                          49,947
     150,000     1.07%, 11/14/03                                                         149,670

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT
       (USD)    ISSUER                                                                     VALUE
------------------------------------------------------------------------------------------------
         MONEY MARKET INSTRUMENTS -- CONTINUED
------------------------------------------------------------------------------------------------
                ASSET BACKED SECURITIES -- CONTINUED
                Special Purpose Accounts Receivable
                Cooperative Corp.,
$     25,000     1.07%, 09/23/03                                                 $        24,984
      50,000     1.07%, 02/12/04                                                          50,000
                Thames Asset Global Securitization (TAGS),
      15,119     1.21%, 09/02/03                                                          15,118
     156,617     1.06%, 09/22/03                                                         156,520
     165,329    Tulip Funding Corp., 1.08%, 12/01/03                                     164,878
      50,000    Variable Funding Capital Corp., 1.03%, 10/07/03                           49,949
                                                                                 ---------------
                                                                                       8,253,449
                AUTOMOTIVE -- 0.2%
     100,000    DaimlerChrysler N.A. Holdings Corp.,
                 1.25%, 09/10/03                                                          99,969
                BANKING -- 11.7%
                Alliance & Leicester PLC (United Kingdom),
     100,000     1.04%, 10/03/03                                                          99,908
      26,500     1.04%, 12/10/03                                                          26,424
      35,000     1.20%, 09/02/03                                                          34,999
     225,000    Anz (Delaware), Inc. (Australia), 1.05%, 09/08/03                        224,954
                Citibank Credit Card Issuance Trust,
     100,000     1.07%, 09/04/03                                                          99,991
     200,000     1.05%, 09/08/03                                                         199,959
     108,000     1.04%, 09/10/03                                                         107,972
     100,000     1.04%, 09/23/03                                                          99,936
     100,000     1.05%, 09/26/03                                                          99,927
     100,000     1.08%, 10/16/03                                                          99,865
      85,000    Credit Agricole Indosuez SA (France), 1.07%, 10/01/03                     84,924
                Danske Bank AS (Denmark),
     175,000     1.19%, 09/04/03                                                         174,983
     200,000     1.05%, 09/30/03                                                         199,831
     200,000    Den Norske Bank (Norway), 1.08%, 01/30/04                                199,094
     160,000    Depfa Deutsche Pfandbrief Bank AG (Germany),
                 1.09%, 11/21/03                                                         159,609
                Hamburgische Landesbank (Germany),
     130,000     1.18%, 09/04/03                                                         129,987
     140,000     1.19%, 10/02/03                                                         139,857
     130,000     1.19%, 10/24/03                                                         129,771
                ING Bank N.V. (The Netherlands),
      20,000     1.22%, 09/02/03                                                          19,999
     100,000     1.18%, 09/04/03                                                          99,990
      27,000     1.04%, 10/06/03                                                          26,973
      49,000     1.05%, 01/05/04                                                          48,821

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT
       (USD)    ISSUER                                                                     VALUE
------------------------------------------------------------------------------------------------
         MONEY MARKET INSTRUMENTS -- CONTINUED
------------------------------------------------------------------------------------------------
                BANKING -- CONTINUED
$     50,000    Landesbank Schleswig-Holstein Girozentrale
                 (Germany), 1.18%, 09/03/03                                      $        50,000
      65,000    Natexis Banques Populaires (France),
                 1.04%, 10/10/03                                                          64,927
                National Bank of New Zealand (New Zealand),
     200,000     1.24%, 10/21/03                                                         199,656
      26,000     1.09%, 01/26/04                                                          25,884
     150,000    Norddeutsche Landesbank Girozentrale
                 (Germany), 1.07%, 10/23/03                                              149,768
                Nordea North America (Sweden),
      50,000     1.16%, 09/02/03                                                          49,998
      52,000     1.25%, 09/03/03                                                          51,996
     200,000     1.06%, 09/25/03                                                         199,859
     100,000    Santander Central Hispano SA (Spain),
                 1.11%, 02/11/04                                                          99,497
                Societe Generale (France),
     500,000     1.21%, 09/22/03                                                         499,647
     150,000     1.19%, 10/09/03                                                         149,811
     315,000     1.19%, 10/10/03                                                         314,594
                Spintab AB (Germany),
     100,000     1.04%, 11/05/03                                                          99,812
     110,000     1.10%, 02/02/04                                                         109,482
      37,000    Stadshypotek Delaware, Inc., 1.07%, 10/15/03                              36,952
     250,000    Svenska Handelsbanken, Inc. (Sweden),
                 1.07%, 10/22/03                                                         249,621
      75,000    Swiss Re Financial Products Corp. (Switzerland),
                 1.03%, 09/30/03                                                          74,938
                Wells Fargo Bank, N.A.,
     675,000     1.05%, 02/13/04, Floating Rate                                          675,001
     100,000     1.04%, 06/17/04, Floating Rate                                           99,992
                Westdeutsche Landesbank Girozentrale (Germany),
      70,000     1.20%, 09/02/03                                                          69,998
      49,000     1.03%, 11/03/03                                                          48,912
                                                                                 ---------------
                                                                                       5,828,119
                DIVERSIFIED -- 2.3%
                General Electric Capital Corp.,
     300,000     1.26%, 09/03/03                                                         299,978
      85,000     1.26%, 09/03/03                                                          84,994
     248,181     1.07%, 10/09/03                                                         247,901
      59,421     1.09%, 11/05/03                                                          59,304
     200,000     1.09%, 12/02/03                                                         199,443
     236,241     1.09%, 12/03/03                                                         235,576
                                                                                 ---------------
                                                                                       1,127,196

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT
       (USD)    ISSUER                                                                     VALUE
------------------------------------------------------------------------------------------------
         MONEY MARKET INSTRUMENTS -- CONTINUED
------------------------------------------------------------------------------------------------
                FINANCIAL SERVICES -- 4.2%
                Allianz Finance Corp. (Germany),
$     90,000     1.22%, 09/05/03                                                 $        89,988
      65,000     1.04%, 10/10/03                                                          64,927
      54,000     1.08%, 11/07/03                                                          53,891
                Cafco LLC,
      24,000     1.06%, 10/14/03                                                          23,970
     200,000     1.07%, 11/07/03                                                         199,601
     200,000     1.07%, 11/20/03                                                         199,522
                CC USA, Inc.,
      23,500     1.25%, 10/20/03                                                          23,460
      35,000     1.25%, 10/23/03                                                          34,937
                Citigroup Global Markets Holdings, Inc.,
     170,000     1.03%, 10/06/03                                                         169,830
     250,000     1.04%, 10/10/03                                                         249,719
     200,000    CRC Funding LLC, 1.07%, 11/07/03                                         199,602
     100,000    CXC, Inc., 1.15%, 02/25/04                                                99,435
     100,000    Discover Card Master Trust, 1.08%, 10/09/03                               99,886
      90,952    Govco, Inc., 1.03%, 10/14/03                                              90,840
       8,000    HBOS Treasury Services PLC (United Kingdom),
                 1.06%, 10/23/03                                                           7,988
                PB Finance (Delaware), Inc.,
      41,000     1.07%, 09/23/03                                                          40,973
     173,000     1.06%, 10/27/03                                                         172,715
     110,000     1.10%, 01/26/04                                                         109,506
     150,000     1.13%, 02/04/04                                                         149,266
                                                                                 ---------------
                                                                                       2,080,056
                INSURANCE -- 0.5%
     250,000    Prudential Funding Corp., 1.20%, 10/15/03                                249,633
                TRANSPORTATION -- 0.4%
                Network Rail (United Kingdom),
     152,000     1.03%, 12/12/03                                                         151,556
      34,000     1.04%, 12/16/03                                                          33,896
                                                                                 ---------------
                                                                                         185,452
                --------------------------------------------------------------------------------
                Total Commercial Paper                                                17,823,874
                (Cost $17,823,874)
                --------------------------------------------------------------------------------
                CERTIFICATES OF DEPOSIT -- 31.6%
     485,000    Abbey National Treasury Services PLC
                 (United Kingdom) (Yankee), 1.04%,
                 09/12/03, Floating Rate                                                 484,996
                ABN-AMRO Bank N.V.
                 (The Netherlands) (Yankee),
     600,000     1.05%, 01/27/04, Floating Rate                                          599,988

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT
       (USD)    ISSUER                                                                     VALUE
------------------------------------------------------------------------------------------------
         MONEY MARKET INSTRUMENTS -- CONTINUED
------------------------------------------------------------------------------------------------
                CERTIFICATES OF DEPOSIT -- CONTINUED
$     48,000     1.24%, 03/17/04                                                 $        48,020
                Barclays Bank PLC (United Kingdom) (Yankee),
     600,000     1.18%, 09/02/03                                                         599,999
     100,000     1.03%, 09/07/04, Floating Rate                                           99,964
                BNP Paribas (France) (Yankee),
     500,000     1.02%, 12/08/03                                                         500,000
     100,000     1.38%, 02/05/04                                                         100,000
     250,000     1.38%, 02/05/04                                                         250,000
     310,000    BNP Paribas/New York (Yankee), 1.06%, 06/10/04                           309,952
     200,000    Canadian Imperial Bank of Commerce
                 (Canada) (Yankee), 1.05%, 09/29/03                                      199,996
                Canadian Imperial Bank of
                 Commerce/New York (Yankee),
     421,000     1.04%, 09/09/03, Floating Rate                                          420,997
     138,000     0.93%, 12/29/03, Floating Rate                                          137,989
                Citibank N.A.,
      50,000     1.20%, 10/09/03                                                          50,000
     100,000     1.20%, 10/10/03                                                         100,000
                Credit Agricole Indosuez/New York (Yankee),
     225,000     1.18%, 10/03/03                                                         225,000
     230,000     1.04%, 06/04/04, Floating Rate                                          229,965
                Credit Lyonnais (France) (Yankee),
      75,000     1.04%, 12/08/03                                                          75,002
     100,000     1.14%, 02/06/04                                                         100,009
      65,000    Credit Lyonnais/New York (Yankee),
                 1.16%, 10/09/03                                                          65,009
                Deutsche Bank AG (Germany) (Yankee),
     400,000     1.06%, 02/23/04                                                         400,000
     265,000     1.08%, 10/02/03, Floating Rate                                          265,000
     750,000    Deutsche Bank AG/New York (Yankee),
                 1.03%, 12/18/03                                                         749,999
     150,000    Fortis Bank (Belgium) (Yankee), 1.05%, 10/15/03                          149,996
                Goldman Sachs Group, Inc.,
     550,000     1.26%, 11/07/03                                                         550,000
     175,000     0.99%, 12/23/03                                                         175,000
                HBOS Treasury Services PLC (United
                 Kingdom) (Yankee),
     200,000     1.21%, 09/12/03                                                         200,000
     100,000     1.26%, 09/17/03                                                         100,000
     350,000     0.99%, 09/22/03                                                         350,000
     200,000     1.03%, 12/15/03                                                         200,000
     350,000     1.37%, 01/30/04                                                         350,000

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT
       (USD)    ISSUER                                                                     VALUE
------------------------------------------------------------------------------------------------
         MONEY MARKET INSTRUMENTS -- CONTINUED
------------------------------------------------------------------------------------------------
                CERTIFICATES OF DEPOSIT -- CONTINUED
                ING Bank N.V. (The Netherlands) (Yankee),
$    100,000     1.21%, 09/29/03                                                 $       100,000
     325,000     1.05%, 09/30/03                                                         325,000
     200,000     1.04%, 10/15/03                                                         200,000
     325,000     1.05%, 01/05/04                                                         325,000
     100,000     1.41%, 08/05/04                                                         100,000
                Landesbank Baden-Wuerttemberg/New York
                 (Yankee),
     350,000     1.05%, 09/10/04, Floating Rate                                          349,946
      50,000     1.11%, 03/15/04, Floating Rate                                           50,011
     350,000    Landesbank Hessen-Thuringen
                Girozentrale (Germany) (Yankee), 1.05%, 01/02/04                         350,000
                Lloyds TSB Bank PLC (United Kingdom) (Yankee),
      50,000     1.22%, 09/08/03                                                          50,000
      50,000     1.19%, 09/22/03                                                          50,001
      50,000     1.20%, 09/25/03                                                          50,001
     300,000    Montauk Funding Corp., 1.08%, 11/20/03                                   300,000
     150,000    Natexis Banques Popularies (France)
                 (Yankee), 1.08%, 12/12/03                                               150,000
                Norddeutsche Landesbank Girozentrale
                 (Germany) (Yankee),
     200,000     1.04%, 10/06/03, Floating Rate                                          199,996
     100,000     1.25%, 10/28/03                                                         100,000
     100,000    Nordea Bank Finland PLC (Finland)
                 (Yankee), 1.19%, 10/14/03                                               100,000
                Royal Bank of Canada/New York (Yankee),
     355,000     1.04%, 09/12/03, Floating Rate                                          354,997
     300,000     1.04%, 09/30/03, Floating Rate                                          299,993
                Societe Generale (France) (Yankee),
     500,000     1.20%, 10/10/03                                                         500,000
     200,000     1.25%, 10/16/03                                                         200,000
     250,000     1.40%, 08/05/04                                                         250,000
      50,000    Svenska Handelsbanken, Inc. (Sweden)
                 (Yankee), 1.21%, 09/05/03                                                50,000
                Toronto Dominion Bank/New York (Yankee),
     100,000     1.04%, 11/21/03                                                         100,001
     100,000     1.13% 02/09/04                                                          100,009
     150,000     1.12% 02/19/04                                                          150,000
      90,000     1.04%, 09/09/03, Floating Rate                                           89,999
                UniCredito Italiano SPA (Italy) (Yankee),
     300,000     1.00%, 09/22/03                                                         300,000
     300,000     1.05%, 10/14/03                                                         300,001
     200,000     0.92%, 10/27/03                                                         199,963
     400,000    US Bank N.A., 1.05%, 02/24/04,
                 Floating Rate                                                           399,981

                       See notes to financial statements.

   PRINCIPAL
      AMOUNT
       (USD)    ISSUER                                                                     VALUE
------------------------------------------------------------------------------------------------
         MONEY MARKET INSTRUMENTS -- CONTINUED
------------------------------------------------------------------------------------------------
                CERTIFICATES OF DEPOSIT -- CONTINUED
                Wells Fargo Bank, N.A.,
$    200,000     1.05%, 01/20/04, Floating Rate                                  $       199,992
     475,000     1.05%, 02/06/04, Floating Rate                                          474,980
                Westdeutsche Landesbank Girozentrale
                 (Germany) (Yankee),
     350,000     1.25%, 10/24/03                                                         350,000
     200,000     1.05%, 01/05/04                                                         200,000
     100,000     1.10%, 02/12/04                                                         100,000
     170,000     1.05%, 05/03/04                                                         169,989
                --------------------------------------------------------------------------------
                Total Certificates of Deposit                                         15,676,741
                (Cost $15,676,741)
                --------------------------------------------------------------------------------
                TIME DEPOSITS -- 6.3%
     550,000    BNP Paribas (France), 1.13%, 09/02/03                                    550,000
     243,133    Fifth Third Bank, 1.00%, 09/02/03                                        243,133
                Goldman Sachs Group, Inc.,
     200,000     1.24%, 10/30/03                                                         200,000
     350,000     1.19%, 12/11/03                                                         350,000
     250,000    Natexis Banques Populaires (France), 1.09%,
                 09/02/03                                                                250,000
     900,000    National Australia Bank LTD (Australia), 1.09%,
                 09/02/03                                                                900,000
      54,000    Royal Bank of Canada (Canada), 1.13%,
                 09/02/03                                                                 54,000
     600,000    Suntrust Bank, 1.00%, 09/02/03                                           600,000
                --------------------------------------------------------------------------------
                Total Time Deposits                                                    3,147,133
                (Cost $3,147,133)
                --------------------------------------------------------------------------------
                REPURCHASE AGREEMENTS -- 0.4%
     137,716    Deutsche Bank Securities, Inc., 1.02%, dated
                 08/29/03, due 09/02/03, repurchase price $137,732,
                 collateralized by U.S. Treasury Securities                              137,716
      10,750    Greenwich Capital Markets, Inc., 1.01%, dated
                 08/29/03, due 09/02/03, repurchase price
                 $10,751, collateralized by U.S. Government
                 Agency Securities                                                        10,750
      68,893    Greenwich Capital Markets, Inc., 1.08%, dated
                 08/29/03, due 09/02/03, repurchase price
                 $68,901, collateralized by U.S. Government
                 Agency Securities                                                        68,893
                --------------------------------------------------------------------------------
                Total Repurchase Agreements                                              217,359
                (Cost $217,359)
                --------------------------------------------------------------------------------
                Total Investments -- 100.0%                                      $    49,644,767
                (Cost $49,644,767)*
                --------------------------------------------------------------------------------

                       See notes to financial statements.

Abbreviations:
*       -- The cost of securities is substantially the same for federal income tax purposes.
^       -- Amount rounds to less than 0.1%.
#       -- All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.
(i)     -- Security is illiquid and may be difficult to sell.
(p)     -- Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.
Adj.    -- Adjustable. Maturity date shown is actual maturity date. The interest rate shown is the rate in effect at August 31, 2003.
ACES    -- Auction Rate Securities.
AMBAC   -- American Municipal Bond Assurance Corp.
BAN     -- Bond Anticipation Note.
CONS    -- Consolidated Bonds.
COP     -- Certificates of Participation.
DN      -- Discount Note: The rate shown is the effective yield at the date of purchase.
EAGLE   -- Earnings of accrual generated on local tax-exempt securities.
FGIC    -- Financial Guaranty Insurance Co.
FLOATS  -- Floating Auction Tax Exempts.
FRDO    -- Floating Rate Demand Obligation. The maturity date shown is the next interest reset date. The interest rate shown is the rate in effect at August 31, 2003.
FRN     -- Floating Rate Note. The maturity date shown is the actual maturity date. The rate shown is the rate in effect at August 31, 2003.
FSA     -- Financial Securities Assistance.
GAN     -- Grant Anticipation Note.
GO      -- General Obligation Bond.
IBC     -- Insured Bond Certificates.
IDA     -- Industrial Development Authority.
IDB     -- Industrial Development Board.
IDR     -- Industrial Development Revenue.
MBIA    -- Municipal Bond Insurance Association.
MTN     -- Medium Term Note.
PCFA    -- Pollution Control Financing Authority.
PCR     -- Pollution Control Revenue.
RAN     -- Revenue Anticipation Note.
Rev.    -- Revenue Bond.
Ser.    -- Series.
SUB     -- Step-up bond. The rate shown is the rate in effect as of August 31,
           2003.
TAN     -- Tax Anticipation Note.
TAW     -- Tax Anticipation Warrant.
TRAN    -- Tax & Revenue Anticipation Note.
USD     -- United States Dollar.

                       See notes to financial statements.

JPMORGAN FUNDS
Statement of Assets and Liabilities

As of August 31, 2003
(Amounts in thousands, except per share amounts)

                                                                  100% U.S.
                                                            TREASURY SECURITIES   U.S. GOVERNMENT
                                                                MONEY MARKET        MONEY MARKET
                                                                    FUND                FUND
-------------------------------------------------------------------------------------------------
   ASSETS:
     Investment securities, at value                           $    4,971,204      $    9,485,743
     Cash                                                                  --^                 --^
     Receivables:
      Fund shares sold                                                    107                  --
      Interest                                                            754               3,540
      Expense reimbursements                                                2                  --
-------------------------------------------------------------------------------------------------
   Total Assets                                                     4,972,067           9,489,283
-------------------------------------------------------------------------------------------------
   LIABILITIES:
     Payables:
      Dividends                                                         1,132               2,278
     Accrued liabilities:
      Investment advisory fees                                            441                 801
      Administration fees                                                 384                 441
      Shareholder servicing fees                                          931               1,477
      Distribution fees                                                    22                 168
      Custodian fees                                                      202                 311
      Trustees' fees -- deferred compensation plan                        677               1,231
      Other                                                               615                 411
-------------------------------------------------------------------------------------------------
   Total Liabilities                                                    4,404               7,118
-------------------------------------------------------------------------------------------------
   NET ASSETS:
     Paid in capital                                                4,967,517           9,482,047
     Accumulated undistributed (overdistributed)
      net investment income                                               (36)               (160)
     Accumulated net realized gain (loss)
      on investments                                                      182                 278
-------------------------------------------------------------------------------------------------
   Total Net Assets                                            $    4,967,663      $    9,482,165
-------------------------------------------------------------------------------------------------
   Shares of beneficial interest outstanding ($0.001 par
     value; unlimited number of shares authorized):
      Morgan                                                        2,535,198           3,076,049
      Premier                                                         488,882           1,113,733
      Agency                                                          817,215           3,765,093
      Institutional                                                 1,126,294           1,527,216
   Net asset value, offering and redemption price per
     share (all classes)                                       $         1.00      $         1.00
-------------------------------------------------------------------------------------------------
   Cost of investments                                         $    4,971,204      $    9,485,743
=================================================================================================

^ Amount rounds to less than one thousand.

                       See notes to financial statements.

                                                                TREASURY PLUS          FEDERAL
                                                                MONEY MARKET        MONEY MARKET
                                                                    FUND                FUND
-------------------------------------------------------------------------------------------------
   ASSETS:
     Investment securities, at value                           $    3,489,955      $    3,570,637
     Cash                                                                  --^                  2
     Receivables:
      Investment securities sold                                      300,347                  --
      Interest                                                          1,193               2,971
-------------------------------------------------------------------------------------------------
   Total Assets                                                     3,791,495           3,573,610
-------------------------------------------------------------------------------------------------
   LIABILITIES:
     Payables:
      Dividends                                                           994               1,328
     Accrued liabilities:
      Investment advisory fees                                            316                 310
      Administration fees                                                 196                 260
      Shareholder servicing fees                                          578                 364
      Distribution fees                                                    57                   3
      Custodian fees                                                      162                 180
      Trustees' fees -- deferred compensation plan                        463                 195
      Other                                                               154                 413
-------------------------------------------------------------------------------------------------
   Total Liabilities                                                    2,920               3,053
-------------------------------------------------------------------------------------------------
   NET ASSETS:
     Paid in capital                                                3,788,876           3,570,738
     Accumulated undistributed (overdistributed)
      net investment income                                               (46)               (186)
     Accumulated net realized gain (loss) on investments                 (255)                  5
-------------------------------------------------------------------------------------------------
   Total Net Assets                                            $    3,788,575      $    3,570,557
-------------------------------------------------------------------------------------------------
   Shares of beneficial interest outstanding ($0.001
    par value; unlimited number of shares authorized):
     Morgan                                                           782,307             311,008
     Premier                                                        1,228,146           1,214,947
     Agency                                                         1,246,787             333,488
     Institutional                                                    297,471           1,711,771
     Reserve                                                          234,218                  --
   Net asset value, offering and redemption price per
     share (all classes)                                       $         1.00      $         1.00
-------------------------------------------------------------------------------------------------
   Cost of investments                                         $    3,489,955      $    3,570,637
=================================================================================================

^ Amount rounds to less than one thousand.

                       See notes to financial statements.

                                                                 CALIFORNIA           NEW YORK
                                                                  TAX FREE            TAX FREE
                                                                MONEY MARKET        MONEY MARKET
                                                                    FUND                FUND
-------------------------------------------------------------------------------------------------
   ASSETS:
     Investment securities, at value                           $      149,833      $    1,826,440
     Cash                                                                  22                 102
     Receivables:
      Investment securities sold                                           --              26,600
      Fund shares sold                                                     --                   2
      Interest                                                            430               5,508
-------------------------------------------------------------------------------------------------
   Total Assets                                                       150,285           1,858,652
-------------------------------------------------------------------------------------------------
   LIABILITIES:
     Payables:
      Dividends                                                            37                 129
      Investment securities purchased                                   1,010              19,630
     Accrued liabilities:
      Investment advisory fees                                             13                 159
      Administration fees                                                   4                 146
      Shareholder servicing fees                                           35                 557
      Distribution fees                                                    --                  32
      Custodian fees                                                       15                  85
      Trustees' fees -- deferred compensation plan                         12                 271
      Other                                                                12                 245
-------------------------------------------------------------------------------------------------
   Total Liabilities                                                    1,138              21,254
-------------------------------------------------------------------------------------------------
   NET ASSETS:
     Paid in capital                                                  149,196           1,837,240
     Accumulated undistributed (overdistributed)
      net investment income                                               (49)               (260)
     Accumulated net realized gain (loss) on investments                   --                 418
-------------------------------------------------------------------------------------------------
   Total Net Assets                                            $      149,147      $    1,837,398
-------------------------------------------------------------------------------------------------
   Shares of beneficial interest outstanding ($0.001
    par value; unlimited number of shares authorized):
     Morgan                                                           149,212           1,662,521
     Reserve                                                               --             174,821
   Net asset value, offering and redemption price
     per share (all classes)                                   $         1.00      $         1.00
-------------------------------------------------------------------------------------------------
   Cost of investments                                         $      149,833      $    1,826,440
=================================================================================================

                       See notes to financial statements.

                                                                  TAX FREE         LIQUID ASSETS
                                                                MONEY MARKET        MONEY MARKET
                                                                    FUND                FUND
-------------------------------------------------------------------------------------------------
   ASSETS:
     Investment securities, at value                           $   11,452,335      $    2,567,822
     Cash                                                                  13                  --
     Receivables:
      Investment securities sold                                      126,140                  --
      Fund shares sold                                                     11                  12
      Interest                                                         24,527               4,863
-------------------------------------------------------------------------------------------------
   Total Assets                                                    11,603,026           2,572,697
-------------------------------------------------------------------------------------------------
   LIABILITIES:
     Payables:
      Due to custodian                                                     --                  44
      Dividends                                                         3,559                 600
      Investment securities purchased                                 454,538                  --
     Accrued liabilities:
      Investment advisory fees                                            960                 231
      Administration fees                                                 816                  46
      Shareholder servicing fees                                          955                  41
      Distribution fees                                                    11                  --
      Custodian fees                                                      344                 108
      Trustees' fees -- deferred compensation plan                        261                   1
      Other                                                               661                 169
-------------------------------------------------------------------------------------------------
   Total Liabilities                                                  462,105               1,240
-------------------------------------------------------------------------------------------------
   NET ASSETS:
     Paid in capital                                               11,144,658           2,571,399
     Accumulated undistributed (overdistributed)
      net investment income                                            (3,818)                 (9)
     Accumulated net realized gain (loss) on investments                   81                  67
-------------------------------------------------------------------------------------------------
   Total Net Assets                                            $   11,140,921      $    2,571,457
-------------------------------------------------------------------------------------------------
   Shares of beneficial interest outstanding ($0.001
    par value; unlimited number of shares authorized):
     Morgan                                                           655,915              18,404
     Premier                                                        3,430,541              36,015
     Agency                                                           725,339             284,072
     Institutional                                                  6,332,659           2,232,909
   Net asset value, offering and redemption price
     per share (all classes)                                   $         1.00      $         1.00
-------------------------------------------------------------------------------------------------
   Cost of investments                                         $   11,452,335      $    2,567,822
=================================================================================================

                       See notes to financial statements.

                                                                                       PRIME
                                                                                    MONEY MARKET
                                                                                        FUND
-------------------------------------------------------------------------------------------------
   ASSETS:
     Investment securities, at value                                               $   49,644,767
     Cash                                                                                      11
     Receivables:
      Fund shares sold                                                                        372
      Interest                                                                             50,394
-------------------------------------------------------------------------------------------------
   Total Assets                                                                        49,695,544
-------------------------------------------------------------------------------------------------
   LIABILITIES:
     Payables:
      Dividends                                                                            17,114
      Investment securities purchased                                                     213,177
     Accrued liabilities:
      Investment advisory fees                                                              4,207
      Administration fees                                                                   3,660
      Shareholder servicing fees                                                            3,295
      Distribution fees                                                                       171
      Custodian fees                                                                        1,786
      Trustees' fees -- deferred compensation plan                                          2,536
      Other                                                                                 1,369
-------------------------------------------------------------------------------------------------
   Total Liabilities                                                                      247,315
-------------------------------------------------------------------------------------------------
   NET ASSETS:
     Paid in capital                                                                   49,449,541
     Accumulated undistributed (overdistributed) net investment income                     (1,313)
     Accumulated net realized gain (loss) on investments                                        1
-------------------------------------------------------------------------------------------------
   Total Net Assets                                                                $   49,448,229
-------------------------------------------------------------------------------------------------
   Shares of beneficial interest outstanding ($0.001
    par value; unlimited number of shares authorized):
     Morgan                                                                             4,626,551
     Premier                                                                            5,412,608
     Agency                                                                            12,648,663
     Class B                                                                               10,104
     Class C                                                                                  563
     Institutional                                                                     25,076,660
     Reserve                                                                              355,439
     Select                                                                               775,570
     Cash Management                                                                      544,046
   Net asset value, offering and redemption price per share (all classes)*         $         1.00
-------------------------------------------------------------------------------------------------
   Cost of investments                                                             $   49,644,767
=================================================================================================

*Redemption price for Class B and Class C may be reduced by contingent deferred sales charge.

                       See notes to financial statements.

Statement of Operations
For the year ended August 31, 2003
(Amounts in thousands)

                                                                 100% U.S.
                                                             TREASURY SECURITIES   U.S. GOVERNMENT
                                                                MONEY MARKET        MONEY MARKET
                                                                    FUND                FUND
-------------------------------------------------------------------------------------------------
   INTEREST INCOME:                                            $       73,527      $      131,275
-------------------------------------------------------------------------------------------------
   EXPENSES:
     Investment advisory fees                                           5,486               9,277
     Administration fees                                                5,486               9,277
     Shareholder servicing fees                                        14,191              18,761
     Distribution fees                                                  3,168               4,199
     Custodian and accounting fees                                        386                 624
     Printing and postage                                                  11                  39
     Professional fees                                                    179                 266
     Registration fees                                                    126                 137
     Transfer agent fees                                                  893                 812
     Trustees' fees                                                        59                 100
     Other                                                                117                 255
-------------------------------------------------------------------------------------------------
   Total expenses                                                      30,102              43,747
-------------------------------------------------------------------------------------------------
     Less amounts waived                                                4,924               7,959
     Less expense reimbursements                                           25                  --
     Less earnings credits                                                 --^                 --^
-------------------------------------------------------------------------------------------------
      Net expenses                                                     25,153              35,788
-------------------------------------------------------------------------------------------------
   Net investment income                                               48,374              95,487
-------------------------------------------------------------------------------------------------
   REALIZED GAIN (LOSS)
    ON INVESTMENTS:
     Net realized gain (loss) on investment transactions                  231                 281
-------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations     $       48,605      $       95,768
=================================================================================================

^ Amount rounds to less than one thousand.

                       See notes to financial statements.

                                                               TREASURY PLUS           FEDERAL
                                                                MONEY MARKET        MONEY MARKET
                                                                    FUND                FUND
-------------------------------------------------------------------------------------------------
   INTEREST INCOME:                                            $       53,329      $       59,091
-------------------------------------------------------------------------------------------------
   EXPENSES:
     Investment advisory fees                                           3,856               4,200
     Administration fees                                                3,856               4,200
     Shareholder servicing fees                                         7,856               7,323
     Distribution fees                                                  1,442                 381
     Custodian and accounting fees                                        320                 327
     Printing and postage                                                  14                   4
     Professional fees                                                    137                 117
     Registration fees                                                    639                  14
     Transfer agent fees                                                  284                 658
     Trustees' fees                                                        41                  45
     Other                                                                120                 102
-------------------------------------------------------------------------------------------------
   Total expenses                                                      18,565              17,371
-------------------------------------------------------------------------------------------------
     Less amounts waived                                                3,233               3,211
     Less earnings credits                                                 --^                 --^
-------------------------------------------------------------------------------------------------
      Net expenses                                                     15,332              14,160
-------------------------------------------------------------------------------------------------
   Net investment income                                               37,997              44,931
-------------------------------------------------------------------------------------------------
   REALIZED GAIN (LOSS)
    ON INVESTMENTS:
     Net realized gain (loss) on investment transactions                   15                  24
-------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations     $       38,012      $       44,955
=================================================================================================

^ Amount rounds to less than one thousand.

                       See notes to financial statements.

                                                                 CALIFORNIA           NEW YORK
                                                                  TAX FREE            TAX FREE
                                                                MONEY MARKET        MONEY MARKET
                                                                    FUND                FUND
-------------------------------------------------------------------------------------------------
   INTEREST INCOME:                                            $        1,978      $       27,858
-------------------------------------------------------------------------------------------------
   EXPENSES:
     Investment advisory fees                                             156               2,121
     Administration fees                                                  156               2,121
     Shareholder servicing fees                                           547               7,425
     Distribution fees                                                    156               2,484
     Custodian and accounting fees                                          4                 121
     Printing and postage                                                   1                   1
     Professional fees                                                     37                  77
     Registration fees                                                     45                  --
     Transfer agent fees                                                   36                 543
     Trustees' fees                                                         2                  23
     Other                                                                  4                  43
-------------------------------------------------------------------------------------------------
   Total expenses                                                       1,144              14,959
-------------------------------------------------------------------------------------------------
     Less amounts waived                                                  284               2,081
     Less earnings credits                                                 --^                 --^
-------------------------------------------------------------------------------------------------
      Net expenses                                                        860              12,878
-------------------------------------------------------------------------------------------------
   Net investment income                                                1,118              14,980
-------------------------------------------------------------------------------------------------
   REALIZED GAIN (LOSS)
    ON INVESTMENTS:
     Net realized gain (loss) on investment transactions                    5                 417
-------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations     $        1,123      $       15,397
=================================================================================================

^ Amount rounds to less than one thousand.

                       See notes to financial statements.

                                                                  TAX FREE         LIQUID ASSETS
                                                                MONEY MARKET        MONEY MARKET
                                                                    FUND                FUND
-------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
     Interest income                                           $      125,582      $       31,962
     Dividend income                                                      125                  --
-------------------------------------------------------------------------------------------------
   Total investment income                                            125,707              31,962
-------------------------------------------------------------------------------------------------
   EXPENSES:
     Investment advisory fees                                           9,952               2,256
     Administration fees                                                9,952               2,256
     Shareholder servicing fees                                        16,837               2,376
     Distribution fees                                                    702                  18
     Custodian and accounting fees                                        785                 212
     Printing and postage                                                  38                   8
     Professional fees                                                    282                  90
     Registration fees                                                    705                 163
     Transfer agent fees                                                  336                 101
     Trustees' fees                                                       108                  25
     Other                                                                257                  37
-------------------------------------------------------------------------------------------------
   Total expenses                                                      39,954               7,542
-------------------------------------------------------------------------------------------------
     Less amounts waived                                                8,241               3,886
     Less earnings credits                                                  4                   1
-------------------------------------------------------------------------------------------------
      Net expenses                                                     31,709               3,655
-------------------------------------------------------------------------------------------------
   Net investment income                                               93,998              28,307
-------------------------------------------------------------------------------------------------
   REALIZED GAIN (LOSS)
    ON INVESTMENTS:
     Net realized gain (loss) on investment transactions                  858                  73
-------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations     $       94,856      $       28,380
=================================================================================================

                       See notes to financial statements.

                                                                                       PRIME
                                                                                    MONEY MARKET
                                                                                        FUND
-------------------------------------------------------------------------------------------------
   INTEREST INCOME:                                                                $      758,664
-------------------------------------------------------------------------------------------------
   EXPENSES:
     Investment advisory fees                                                              52,172
     Administration fees                                                                   52,172
     Shareholder servicing fees                                                            77,880
     Distribution fees                                                                      2,912
     Custodian and accounting fees                                                          3,606
     Printing and postage                                                                      17
     Professional fees                                                                      1,082
     Registration fees                                                                     (1,983)
     Transfer agent fees                                                                    4,383
     Trustees' fees                                                                           559
     Other                                                                                    844
-------------------------------------------------------------------------------------------------
   Total expenses                                                                         193,644
-------------------------------------------------------------------------------------------------
     Less amounts waived                                                                   37,351
     Less earnings credits                                                                     --^
-------------------------------------------------------------------------------------------------
      Net expenses                                                                        156,293
-------------------------------------------------------------------------------------------------
   Net investment income                                                                  602,371
-------------------------------------------------------------------------------------------------
   REALIZED GAIN (LOSS)
    ON INVESTMENTS:
     Net realized gain (loss) on investment transactions                                        9
-------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations                         $      602,380
=================================================================================================

^ Amount rounds to less than one thousand.

                       See notes to financial statements.

Statement of Changes in Net Assets For the periods indicated
(Amounts in thousands)

                                                                     100% U.S. TREASURY
                                                                         SECURITIES                    U.S. GOVERNMENT
                                                                     MONEY MARKET FUND                MONEY MARKET FUND
                                                              -------------------------------   -------------------------------
                                                                         YEAR ENDED                       YEAR ENDED
                                                                 8/31/03           8/31/02          8/31/03         8/31/02
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

 Net investment income                                        $       48,374   $       90,951   $       95,487   $      160,187

 Net realized gain (loss) on investments                                 231              406              281               71
-------------------------------------------------------------------------------------------------------------------------------
   Increase in net assets from operations                             48,605           91,357           95,768          160,258
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

 Net investment income                                               (48,312)         (90,951)         (95,524)        (160,284)

 Net realized gain on investment transactions                            (60)          (1,071)              (3)            (120)
-------------------------------------------------------------------------------------------------------------------------------
   Total distributions to shareholders                               (48,372)         (92,022)         (95,527)        (160,404)
-------------------------------------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS                (268,077)         (93,636)         115,592          196,512
-------------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                          (267,844)         (94,301)         115,833          196,366

NET ASSETS:

 Beginning of period                                               5,235,507        5,329,808        9,366,332        9,169,966
-------------------------------------------------------------------------------------------------------------------------------
 End of period                                                $    4,967,663   $    5,235,507   $    9,482,165   $    9,366,332
-------------------------------------------------------------------------------------------------------------------------------
 ACCUMULATED UNDISTRIBUTED (OVERDISTRIBUTED)
   NET INVESTMENT INCOME                                      $          (36)  $          (98)  $         (160)  $         (123)
-------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

                                                                        TREASURY PLUS                      FEDERAL
                                                                      MONEY MARKET FUND               MONEY MARKET FUND
                                                              -------------------------------   -------------------------------
                                                                         YEAR ENDED                       YEAR ENDED
                                                                 8/31/03           8/31/02         8/31/03          8/31/02
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

 Net investment income                                        $       37,997   $       72,344   $       44,931   $      106,084

 Net realized gain (loss) on investments                                  15               60               24              704
-------------------------------------------------------------------------------------------------------------------------------
   Increase in net assets from operations                             38,012           72,404           44,955          106,788
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

 Net investment income                                               (38,099)         (72,229)         (44,861)        (106,246)

 Net realized gain on investment transactions                             --               --              (66)            (779)
-------------------------------------------------------------------------------------------------------------------------------
   Total distributions to shareholders                               (38,099)         (72,229)         (44,927)        (107,025)
-------------------------------------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS                (215,318)       1,166,546         (761,408)       2,229,239
-------------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                          (215,405)       1,166,721         (761,380)       2,229,002

NET ASSETS:

 Beginning of period                                               4,003,980        2,837,259        4,331,937        2,102,935
-------------------------------------------------------------------------------------------------------------------------------
 End of period                                                $    3,788,575   $    4,003,980   $    3,570,557   $    4,331,937
-------------------------------------------------------------------------------------------------------------------------------
 ACCUMULATED UNDISTRIBUTED (OVERDISTRIBUTED)
   NET INVESTMENT INCOME                                      $          (46)  $           56   $         (186)  $         (256)
-------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

                                                                    CALIFORNIA TAX FREE                NEW YORK TAX FREE
                                                                     MONEY MARKET FUND                 MONEY MARKET FUND
                                                              -------------------------------   -------------------------------
                                                                        YEAR ENDED                        YEAR ENDED
                                                                8/31/03            8/31/02         8/31/03           8/31/02
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

 Net investment income                                        $        1,118   $        1,533   $       14,980   $       27,181

 Net realized gain (loss) on investments                                   5               11              417              457
-------------------------------------------------------------------------------------------------------------------------------
   Increase in net assets from operations                              1,123            1,544           15,397           27,638
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

 Net investment income                                                (1,133)          (1,579)         (14,748)         (27,725)

 Net realized gain (loss) on investment transactions                      --               --             (386)             (34)
-------------------------------------------------------------------------------------------------------------------------------
   Total distributions to shareholders                                (1,133)          (1,579)         (15,134)         (27,759)
-------------------------------------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS                 (13,914)          80,351         (465,972)        (135,502)
-------------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                           (13,924)          80,316         (465,709)        (135,623)

NET ASSETS:

 Beginning of period                                                 163,071           82,755        2,303,107        2,438,730
-------------------------------------------------------------------------------------------------------------------------------
 End of period                                                $      149,147   $      163,071   $    1,837,398   $    2,303,107
-------------------------------------------------------------------------------------------------------------------------------
 ACCUMULATED UNDISTRIBUTED (OVERDISTRIBUTED)
   NET INVESTMENT INCOME                                      $          (49)  $          (49)  $         (260)  $         (528)
-------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

                                                                          TAX FREE                      LIQUID ASSETS
                                                                      MONEY MARKET FUND               MONEY MARKET FUND
                                                              -------------------------------   -------------------------------
                                                                                                     YEAR           4/1/02*
                                                                         YEAR ENDED                 ENDED           THROUGH
                                                                 8/31/03           8/31/02         8/31/03          8/31/02
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

 Net investment income                                        $       93,998   $       99,873   $       28,307   $        5,151

 Net realized gain (loss) on investments                                 858              302               73               20
-------------------------------------------------------------------------------------------------------------------------------
   Increase in net assets from operations                             94,856          100,175           28,380            5,171
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

 Net investment income                                               (94,379)        (103,426)         (28,315)          (5,152)

 Net realized gain on investment transactions                             --               --               (6)             (20)
-------------------------------------------------------------------------------------------------------------------------------
   Total distributions to shareholders                               (94,379)        (103,426)         (28,321)          (5,172)
-------------------------------------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS               2,189,669        7,010,568        1,356,372        1,215,027
-------------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                         2,190,146        7,007,317        1,356,431        1,215,026

NET ASSETS:

 Beginning of period                                               8,950,775        1,943,458        1,215,026               --
-------------------------------------------------------------------------------------------------------------------------------
 End of period                                                $   11,140,921   $    8,950,775   $    2,571,457   $    1,215,026
-------------------------------------------------------------------------------------------------------------------------------
 ACCUMULATED UNDISTRIBUTED (OVERDISTRIBUTED)
   NET INVESTMENT INCOME                                      $       (3,818)  $       (3,558)  $           (9)  $           (1)
-------------------------------------------------------------------------------------------------------------------------------

* Commencement of operations.

                       See notes to financial statements.

                                                                                                            PRIME
                                                                                                       MONEY MARKET FUND
                                                                                                -------------------------------
                                                                                                          YEAR ENDED
                                                                                                   8/31/03           8/31/02
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

 Net investment income                                                                          $      602,371   $    1,183,028

 Net realized gain (loss) on investments                                                                     9            1,403
-------------------------------------------------------------------------------------------------------------------------------
   Increase in net assets from operations                                                              602,380        1,184,431
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

 Net investment income                                                                                (603,707)      (1,182,928)

 Net realized gain on investment transactions                                                             (147)          (1,417)
-------------------------------------------------------------------------------------------------------------------------------
   Total distributions to shareholders                                                                (603,854)      (1,184,345)
-------------------------------------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS                                                   519,344       19,647,317
-------------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                                                             517,870       19,647,403

NET ASSETS:

 Beginning of period                                                                                48,930,359       29,282,956
-------------------------------------------------------------------------------------------------------------------------------
 End of period                                                                                  $   49,448,229   $   48,930,359
-------------------------------------------------------------------------------------------------------------------------------
 ACCUMULATED UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME                              $       (1,313)  $           31
-------------------------------------------------------------------------------------------------------------------------------

JPMORGAN FUNDS
Notes to Financial Statements


1. ORGANIZATION

JPMorgan Mutual Fund Trust ("MFT" or "the Trust") was organized on February 4, 1994 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. MFT was formerly named Mutual Fund Trust. The name change went into effect May 1, 2003.

The following are nine separate portfolios of the Trust (collectively, the "Funds").

   FUND                                     CLASSES OFFERED
-------------------------------------------------------------------------------------------
   JPMorgan 100% U.S. Treasury Securities
    Money Market Fund ("USTS")              Morgan, Premier, Agency, Institutional

   JPMorgan U.S. Government Money
    Market Fund ("USG")                     Morgan, Premier, Agency, Institutional

   JPMorgan Treasury Plus Money
    Market Fund ("TP")                      Morgan, Premier, Agency, Institutional, Reserve

   JPMorgan Federal Money
    Market Fund ("FED")                     Morgan, Premier, Agency, Institutional

   JPMorgan California Tax Free Money
    Market Fund ("CTF")                     Morgan

   JPMorgan New York Tax Free Money
    Market Fund ("NYTF")                    Morgan, Reserve

   JPMorgan Tax Free Money
    Market Fund ("TF")                      Morgan, Premier, Agency, Institutional

   JPMorgan Liquid Assets Money
    Market Fund ("LA")                      Morgan, Premier, Agency, Institutional

   JPMorgan Prime Money
    Market Fund ("PRM")                     Morgan, Premier, Agency, Class B, Class C,
                                            Institutional, Reserve, Select, Cash
                                            Management

All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different transfer agent, distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreement.

2. REORGANIZATIONS

Prior to the open of business on September 10, 2001, the Acquiring Funds acquired all the net assets of the Target Funds, as shown in the tables below, pursuant to Plans of Reorganization approved by the Target Funds' shareholders on July 3, 2001, and July 25, 2001. The transactions were structured for tax purposes to qualify as tax-free reorganizations under the Internal Revenue Code. Under each Reorganization Plan, shareholders of the Target Funds received shares in the Acquiring Funds with a value equal to their holdings in the Target Funds.

Shareholders of the Target Funds received the following class of Shares of the Acquiring Funds:

                                        ACQUIRING    SHARES
   TARGET FUNDS                         FUND         RECEIVED
---------------------------------------------------------------------------
   J.P. Morgan Treasury Money
    Market Reserves Fund                 TP          Reserve Shares

   J.P. Morgan Institutional Treasury
    Money Market Fund                    TP          Institutional Shares

   J.P. Morgan Institutional Service
    Treasury Money Market Fund           TP          Premier Shares

   J.P. Morgan Federal Money
    Market Fund                          FED         Premier Shares

   J.P. Morgan Institutional Federal
    Money Market Fund                    FED         Institutional Shares

   J.P. Morgan Institutional Service
    Federal Money Market Fund            FED         Premier Shares

   J.P. Morgan Prime Money
    Market Fund                          PRM         Select Shares

   J.P. Morgan Institutional Prime
    Money Market Fund                    PRM         Institutional Shares

   J.P. Morgan Institutional Service
    Prime Money Market Fund              PRM         Premier Shares

   J.P. Morgan Prime Money Market
    Reserves Fund                        PRM         Reserve Shares

   J.P. Morgan Institutional Prime
    Direct Money Market Fund             PRM         Agency Shares

   J.P. Morgan Prime Cash
    Management Fund                      PRM         Cash Management Shares

   J.P. Morgan Tax Exempt Money
    Market Fund                          TF          Premier Shares

   J.P. Morgan Institutional
    Tax Exempt Money Market Fund         TF          Institutional Shares

   J.P. Morgan Institutional Service
    Tax Exempt Money Market Fund         TF          Premier Shares

The following is a summary of Beneficial Interest Outstanding, Shares Outstanding, Net Assets and Net Asset Value Per Share immediately before and after the Reorganizations (amounts in thousands, except per share amounts):

                                                       JPMORGAN
                                     TREASURY PLUS MONEY MARKET FUND REORGANIZATION
-----------------------------------------------------------------------------------------
                                 BENEFICIAL                                   NET ASSET
                                  INTEREST        SHARES                        VALUE
                                OUTSTANDING    OUTSTANDING     NET ASSETS     PER SHARE
-----------------------------------------------------------------------------------------
   Target Funds

   J.P. Morgan Treasury Money
     Market Reserves Fund             94,137             --   $     94,097   $       1.00

   J.P. Morgan Institutional
     Treasury Money
     Market Fund                     310,752             --   $    310,665   $       1.00

   J.P. Morgan Institutional
     Service Treasury Money
     Market Fund                     507,600             --   $    507,445   $       1.00

   Acquiring Fund

   JPMorgan Treasury Plus
     Money Market Fund
      Vista Shares (Renamed
       Morgan Shares)                             1,352,315   $  1,352,126   $       1.00
      Premier Shares                                325,008   $    324,992   $       1.00
      Institutional Shares
       (Renamed Agency Shares)                      965,202   $    965,226   $       1.00

   Post Reorganization Fund

   JPMorgan Treasury Plus
     Money Market Fund
      Morgan Shares                               1,352,315   $  1,352,126   $       1.00
      Premier Shares                                832,608   $    832,437   $       1.00
      Agency Shares                                 965,202   $    965,226   $       1.00
      Institutional Shares                          310,752   $    310,665   $       1.00
      Reserve Shares                                 94,137   $     94,097   $       1.00

                                                         JPMORGAN
                                          FEDERAL MONEY MARKET FUND REORGANIZATION
--------------------------------------------------------------------------------------------
                                    BENEFICIAL                                   NET ASSET
                                     INTEREST        SHARES                        VALUE
                                   OUTSTANDING    OUTSTANDING     NET ASSETS     PER SHARE
--------------------------------------------------------------------------------------------
   Target Funds

   J.P. Morgan Federal Money
     Market Fund                      1,683,861             --   $  1,683,381   $       1.00

   J.P. Morgan Institutional
     Federal Money
     Market Fund                      2,447,081             --   $  2,447,079   $       1.00

   J.P. Morgan Institutional
     Service Federal
     Money Market Fund                   27,508             --   $     27,508   $       1.00

   Acquiring Fund

   JPMorgan Federal Money
     Market Fund II
      (Renamed JPMorgan
       Federal Money Market Fund)
      Vista Shares (Renamed
       Morgan Shares)                                  657,732   $    657,737   $       1.00
      Premier Shares                                   281,550   $    281,551   $       1.00
      Institutional Shares
       (Renamed Agency Shares)                       1,176,516   $  1,176,546   $       1.00
      Reserve Shares*                                    1,001   $      1,001   $       1.00

   Post Reorganization Fund

   JPMorgan Federal Money
     Market Fund
      Morgan Shares                                    658,733   $    658,738   $       1.00
      Premier Shares                                 1,992,919   $  1,992,440   $       1.00
      Agency Shares                                  1,176,516   $  1,176,546   $       1.00
      Institutional Shares                           2,447,081   $  2,447,079   $       1.00

* In conjunction with the Fund Reorganization, Reserve Shares merged into Morgan Shares.

                                                           JPMORGAN
                                           PRIME MONEY MARKET FUND REORGANIZATION
-------------------------------------------------------------------------------------------------
                                  BENEFICIAL                                         NET ASSET
                                   INTEREST          SHARES                            VALUE
                                 OUTSTANDING      OUTSTANDING       NET ASSETS       PER SHARE
-------------------------------------------------------------------------------------------------
   Target Funds

   J.P. Morgan Prime Money
     Market Fund                     2,959,209               --   $    2,959,283   $         1.00

   J.P. Morgan Institutional
     Prime Money
     Market Fund                    19,841,553               --   $   19,841,087   $         1.00

   J.P. Morgan Institutional
     Service
     Prime Money
     Market Fund                       993,962               --   $      993,883   $         1.00

   J.P. Morgan Prime
     Money Market
     Reserves Fund                     121,016               --   $      121,009   $         1.00

   J.P. Morgan Institutional
     Prime
     Direct Money
     Market Fund                        27,613               --   $       27,614   $         1.00

   J.P. Morgan Prime Cash
     Management Fund                   139,285               --   $      139,283   $         1.00

   Acquiring Fund

   JPMorgan Prime Money
     Market Fund II
     (Renamed JPMorgan
     Prime Money Market Fund)

      Vista Shares (Renamed
       Morgan Shares)                                10,478,092   $   10,477,967   $         1.00
      Class B                                            17,511   $       17,502   $         1.00
      Class C                                               303   $          303   $         1.00
      Premier Shares                                  2,282,312   $    2,282,320   $         1.00
      Institutional Shares
       (Renamed Agency Shares)                       17,352,444   $   17,352,408   $         1.00
      Reserve Shares                                     10,001   $       10,002   $         1.00

   Post Reorganization Fund

   JPMorgan Prime Money
     Market Fund

      Morgan Shares                                  10,478,092   $   10,477,967   $         1.00
      Class B                                            17,511   $       17,502   $         1.00
      Class C                                               303   $          303   $         1.00
      Premier Shares                                  3,276,274   $    3,276,203   $         1.00
      Agency Shares                                  17,380,057   $   17,380,022   $         1.00
      Institutional Shares                           19,841,553   $   19,841,087   $         1.00
      Reserve Shares                                    131,017   $      131,011   $         1.00
      Cash Management Shares                            139,285   $      139,283   $         1.00
      Select Shares                                   2,959,209   $    2,959,283   $         1.00

                                                          JPMORGAN
                                         TAX FREE MONEY MARKET FUND REORGANIZATION
---------------------------------------------------------------------------------------------
                                 BENEFICIAL                                       NET ASSET
                                  INTEREST         SHARES                           VALUE
                                 OUTSTANDING     OUTSTANDING      NET ASSETS      PER SHARE
---------------------------------------------------------------------------------------------
   Target Funds

   J.P. Morgan Tax Exempt
     Money Market Fund              1,989,832              --   $   1,989,763   $        1.00

   J.P. Morgan Institutional
     Tax Exempt Money
     Market Fund                    1,606,636              --   $   1,606,663   $        1.00

   J.P. Morgan Institutional
     Service Tax Exempt
     Money Market Fund                 62,224              --   $      62,227   $        1.00

   Acquiring Fund

   JPMorgan Tax Free
     Money Market Fund
      Vista Shares (Renamed
       Morgan Shares)                                 859,836   $     859,225   $        1.00
      Premier Shares                                  119,034   $     119,019   $        1.00
      Institutional Shares
       (Renamed Agency Shares)                        887,548   $     887,450   $        1.00
      Reserve Shares*                                       1   $           1   $        1.00

   Post Reorganization Fund

   JPMorgan Tax Free
     Money Market Fund
      Morgan Shares                                   859,837   $     859,226   $        1.00
      Premier Shares                                2,171,090   $   2,171,009   $        1.00
      Agency Shares                                   887,548   $     887,450   $        1.00
      Institutional Shares                          1,606,636   $   1,606,663   $        1.00

* In conjunction with the Fund Reorganization, Reserve Shares merged into Morgan Shares.

3. SIGNIFICANT ACCOUNTING POLICIES

THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
FUNDS:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. VALUATION OF INVESTMENTS -- Money market instruments are valued at amortized cost which approximates market value. The Trust's use of amortized cost is subject to the Trust's compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

B. REPURCHASE AGREEMENTS -- PRM and LA may engage in repurchase agreement transactions that are collateralized by money market instruments or corporate debt securities that, at the time the transaction is entered into, are rated at least investment grade. USTS, USG, TP, FED, CTF, NYTF, TF engage in repurchase agreements that are fully collateralized, primarily by U.S. Treasury and Government Agency securities. All collateral is held by the Fund's custodian bank, subcustodian or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

C. RESTRICTED AND ILLIQUID SECURITIES -- The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

D. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts.

E. ALLOCATION OF INCOME AND EXPENSES -- Expenses directly attributable to a Fund are charged to that Fund; other expenses of the Trust are allocated proportionately among each of the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class are charged directly to such class. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

F. FEDERAL INCOME TAXES -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The policy of the Funds is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of their distributable net investment income and net realized gain on investments. In addition, the Funds intend to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

G. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature, (i.e., that they result from other than timing of recognition --"temporary differences"), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts at August 31, 2003 (amounts in thousands):

                                         ACCUMULATED             ACCUMULATED
                                        UNDISTRIBUTED/           NET REALIZED
                                      (OVERDISTRIBUTED)          GAIN (LOSS)
               PAID-IN-CAPITAL      NET INVESTMENT INCOME       ON INVESTMENTS
------------------------------------------------------------------------------
   CTF             $  (14)                $     15                $     (1)
   NYTF                --                       36                     (36)
   TF                  (2)                     121                    (119)
   PRM                 --                       (8)                      8

The reclassifications for CTF primarily relate to the character for tax purposes of overdistributions. For NYTF, TF, and PRM, the reclassification primarily relates to the character for tax purposes of dividends paid.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A. INVESTMENT ADVISORY FEE -- Pursuant to an Investment Advisory Agreement, J.P. Morgan Fleming Asset Management (USA), Inc. ("JPMFAM" or "Advisor") acts as the investment adviser to the Funds. JPMFAM, is a direct wholly owned subsidiary of JPMorgan Chase Bank ("JPMCB") and an indirect wholly owned subsidiary of J.P. Morgan Chase & Co. ("JPMorgan"). The Advisor supervises the investments of each respective Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.10% of the average daily net assets for each respective Fund.

The Advisor waived fees and/or reimbursed expenses as outlined in Note 4.E.

B. DISTRIBUTION FEES -- Pursuant to a Distribution Agreement, J.P. Morgan Fund Distributors, Inc. ("JPMFD" or "Distributor"), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Trust's exclusive underwriter and promotes and arranges for the sale of each Fund's shares. JPMFD receives no compensation in its capacity as the Funds' underwriter.

The Trustees have adopted Distribution Plans (the "Distribution Plans") for Morgan, Premier, Class B, Class C, Reserve and Cash Management Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plans provide that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below (%):

                                                                                   CASH
   FUND          MORGAN      PREMIER      CLASS B      CLASS C      RESERVE     MANAGEMENT
------------------------------------------------------------------------------------------
   USTS           0.10          n/a          n/a          n/a          n/a          n/a
   USG            0.10         0.10          n/a          n/a          n/a          n/a
   TP             0.10          n/a          n/a          n/a         0.25          n/a
   FED            0.10          n/a          n/a          n/a          n/a          n/a
   CTF            0.10          n/a          n/a          n/a          n/a          n/a
   NYTF           0.10          n/a          n/a          n/a         0.30          n/a
   TF             0.10          n/a          n/a          n/a          n/a          n/a
   LA             0.10          n/a          n/a          n/a          n/a          n/a
   PRM             n/a          n/a         0.75         0.75         0.25         0.50

In addition, JPMFD receives any contingent deferred sales charge ("CDSC") from redemptions of Class B and C shares.

The Distributor waived fees as outlined in Note 4.E.

C. SHAREHOLDER SERVICING FEES -- The Trust has entered into a Shareholder Servicing Agreement on behalf of the Funds with JPMCB, under which JPMCB provides account administration and personal account maintenance services to the shareholders. JPMCB may obtain the services of one or more shareholder servicing agents. For these services JPMCB or the Shareholder Servicing Agent will receive a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below (%):

                                                                                                      CASH
   FUND      MORGAN   PREMIER    AGENCY    CLASS B    CLASS C   INSTITUTIONAL   RESERVE   SELECT   MANAGEMENT
-------------------------------------------------------------------------------------------------------------
   USTS       0.35      0.25      0.10       n/a        n/a         0.10           n/a      n/a       n/a
   USG        0.35      0.25      0.10       n/a        n/a         0.10           n/a      n/a       n/a
   TP         0.35      0.25      0.10       n/a        n/a         0.10          0.25      n/a       n/a
   FED        0.35      0.25      0.10       n/a        n/a         0.10           n/a      n/a       n/a
   CTF        0.35       n/a       n/a       n/a        n/a          n/a           n/a      n/a       n/a
   NYTF       0.35       n/a       n/a       n/a        n/a          n/a          0.35      n/a       n/a
   TF         0.35      0.25      0.10       n/a        n/a         0.10           n/a      n/a       n/a
   LA         0.35      0.25      0.10       n/a        n/a         0.10           n/a      n/a       n/a
   PRM        0.35      0.25      0.10      0.25       0.25         0.10          0.25     0.25      0.25

The Funds may be sold to or through financial intermediaries who are customers of JPMCB, including financial institutions and broker-dealers, that may be paid fees by JPMCB or its affiliates for services provided to their clients that invest in the Funds. Organizations that provide recordkeeping or other services to certain employee benefit or retirement plans that include the Funds as investment alternatives may also be paid a fee.

The Shareholder Servicing Agents have waived fees as outlined in Note 4.E.

D. CUSTODIAN AND ACCOUNTING FEES -- Effective May 5, 2003, JPMCB provides portfolio custody and portfolio accounting services for the Funds. Compensation for such services is presented in the Statement of Operations as custodian fees. The custodian fees may be reduced by credits earned by each Fund, based on the uninvested cash balances held by the custodian. Such earning credits are presented separately in the Statement of Operations. The amounts paid to JPMCB for custody and accounting fees were as follows (in thousands):

                         FUND                  AMOUNT
                         -----------------------------
                         USTS                 $    126
                         USG                       187
                         TP                         87
                         FED                        94
                         CTF                         2
                         NYTF                       46
                         TF                        243
                         LA                         76
                         PRM                     1,015

E. ADMINISTRATION FEE -- Pursuant to the Administration Agreement, JPMCB (the "Administrator") provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.10% of the average daily net assets for complex wide money market fund assets up to $100 billion and 0.05% on assets in excess of $100 billion.

BISYS Fund Services, LP ("BISYS") serves as the Funds' sub-administrator. For its services as sub-administrator, BISYS receives a portion of the fees payable to JPMCB as Administrator.

The Administrator has contractually agreed to reimburse the Funds to the extent that total operating expenses (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed the percentages of their respective average daily net assets as shown in the table below (%):

                                                                                                 CASH
   FUND    MORGAN   PREMIER   AGENCY    CLASS B   CLASS C   INSTITUTIONAL   RESERVE  SELECT   MANAGEMENT
--------------------------------------------------------------------------------------------------------
   USTS     0.59      0.46^    0.25       n/a       n/a         0.20           n/a     n/a        n/a
   USG      0.59      0.45     0.26       n/a       n/a         0.20           n/a     n/a        n/a
   TP       0.59      0.45     0.25       n/a       n/a         0.20          0.70     n/a        n/a
   FED      0.70      0.45     0.26       n/a       n/a         0.20           n/a     n/a        n/a
   CTF      0.55       n/a      n/a       n/a       n/a          n/a           n/a     n/a        n/a
   NYTF     0.59       n/a      n/a       n/a       n/a          n/a          0.79     n/a        n/a
   TF       0.59      0.45     0.26       n/a       n/a         0.20           n/a     n/a        n/a
   LA       0.59      0.45     0.26       n/a       n/a         0.20           n/a     n/a        n/a
   PRM      0.59      0.45     0.30^^    1.24      1.24         0.20          0.70    0.44       0.97

^ The limitation percentage prior to September 8, 2002, was 0.48%. ^^ The limitation percentage prior to January 1, 2003, was 0.26%.

The contractual expense limitation agreements were in effect for the year ended August 31, 2003, for the Funds. The expense limitation percentages in the table above are due to expire as follows:

                                                                                                           CASH
   FUND    MORGAN    PREMIER     AGENCY    CLASS B    CLASS C    INSTITUTIONAL   RESERVE      SELECT    MANAGEMENT
------------------------------------------------------------------------------------------------------------------
   USTS   12/31/03   12/31/03   12/31/03     n/a        n/a        12/31/03        n/a         n/a         n/a
   USG    12/31/03   12/31/03   12/31/03     n/a        n/a        12/31/03        n/a         n/a         n/a
   TP     12/31/03   12/31/04   12/31/03     n/a        n/a        12/31/04      12/31/04      n/a         n/a
   FED    12/31/03   12/31/04   12/31/03     n/a        n/a        12/31/04        n/a         n/a         n/a
   CTF    12/31/03     n/a        n/a        n/a        n/a          n/a           n/a         n/a         n/a
   NYTF   12/31/03     n/a        n/a        n/a        n/a          n/a         12/31/03      n/a         n/a
   TF     12/31/03   12/31/04   12/31/03     n/a        n/a        12/31/04        n/a         n/a         n/a
   LA     12/31/03   12/31/03   12/31/03     n/a        n/a        12/31/03        n/a         n/a         n/a
   PRM    12/31/03   12/31/04   12/31/04   12/31/03   12/31/03     12/31/04      12/31/04    12/31/04    12/31/04

The Administrator waived fees and/or reimbursed expenses as outlined in Note
4.E.

F. WAIVERS AND REIMBURSEMENTS -- For the year ended August 31, 2003, the Funds' vendors waived fees and the Administrator contractually reimbursed expenses for each of the Funds as follows (amounts in thousands):

                                 VOLUNTARY WAIVERS
                      ---------------------------------------
                                       SHAREHOLDER
              FUND    ADMINISTRATION    SERVICING      TOTAL
              -----------------------------------------------
              USTS        $    15        $     --     $    15
              LA            1,202              --       1,202
              PRM           2,427           1,093       3,520
              -----------------------------------------------
              Total       $ 3,644        $  1,093     $ 4,737
              ===============================================

                                                   CONTRACTUAL WAIVERS
              ---------------------------------------------------------------------------------------
                INVESTMENT                          SHAREHOLDER                                             CONTRACTUAL
   FUND           ADVISOR       ADMINISTRATION       SERVICING       DISTRIBUTION          TOTAL           REIMBURSEMENTS
-------------------------------------------------------------------------------------------------------------------------
   USTS       $            --   $           837   $         1,385   $         2,687   $         4,909   $             25
   USG                     --             4,203             1,347             2,409             7,959                 --
   TP                      --             1,406             1,181               646             3,233                 --
   FED                     --               715             2,218               278             3,211                 --
   CTF                     --                89                39               156               284                 --
   NYTF                    --                63                 1             2,017             2,081                 --
   TF                      --             2,279             5,400               562             8,241                 --
   LA                     171               644             1,851                18             2,684                 --
   PRM                     --             3,381            30,450                --            33,831                 --
------------------------------------------------------------------------------------------------------------------------
   Total      $           171   $        13,617   $        43,872   $         8,773   $        66,433   $             25
========================================================================================================================

G. OTHER -- Certain officers of the Trust are officers of J.P. Morgan Chase & Co. or of BISYS or their subsidiaries.

During the period, certain of the Funds may purchase securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affliated with the Funds.

The SEC has granted an exemptive order permitting each Fund to engage in principal transactions with J.P. Morgan Securities Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

5. CLASS SPECIFIC EXPENSES

The Funds' class specific expenses for the year ended August 31, 2003, are as follows (amounts in thousands):

                    SHAREHOLDER
                     SERVICING        DISTRIBUTION     TRANSFER AGENT
----------------------------------------------------------------------
   USTS
   Morgan          $        11,087   $         3,168   $           772
   Premier                   1,310                --                35
   Agency                      959                --                66
   Institutional               835                --                20
----------------------------------------------------------------------
                   $        14,191   $         3,168   $           893
----------------------------------------------------------------------
   USG
   Morgan          $        11,152   $         3,187   $           682
   Premier                   2,531             1,012                62
   Agency                    3,794                --                38
   Institutional             1,284                --                30
----------------------------------------------------------------------
                   $        18,761   $         4,199   $           812
----------------------------------------------------------------------
   TP
   Morgan          $         2,982   $           852   $           165
   Premier                   2,526                --                36
   Agency                    1,183                --                34
   Institutional               575                --                20
   Reserve                     590               590                29
----------------------------------------------------------------------
                   $         7,856   $         1,442   $           284
----------------------------------------------------------------------
   FED
   Morgan          $         1,335   $           381   $           478
   Premier                   3,616                --                87
   Agency                      396                --                43
   Institutional             1,976                --                50
----------------------------------------------------------------------
                   $         7,323   $           381   $           658
======================================================================

                    SHAREHOLDER
                    SERVICING         DISTRIBUTION     TRANSFER AGENT
----------------------------------------------------------------------
   CTF
   Morgan          $           547   $           156   $            36
----------------------------------------------------------------------
   NYTF
   Morgan          $         6,791   $         1,940   $           530
   Reserve                     634               544                13
----------------------------------------------------------------------
                   $         7,425   $         2,484   $           543
----------------------------------------------------------------------
   TF
   Morgan          $         2,457   $           702   $           148
   Premier                   8,550                --                95
   Agency                      860                --                38
   Institutional             4,970                --                55
----------------------------------------------------------------------
                   $        16,837   $           702   $           336
----------------------------------------------------------------------
   LA
   Morgan          $            62   $            18   $            35
   Premier                     127                --                19
   Agency                      246                --                20
   Institutional             1,941                --                27
----------------------------------------------------------------------
                   $         2,376   $            18   $           101
----------------------------------------------------------------------
   PRM
   Morgan          $        20,441   $            --   $         3,760
   Premier                  14,274                --               153
   Agency                   13,045                --               131
   Class B                      30                90                 8
   Class C                       2                 5                --^
   Institutional            25,882                --               173
   Reserve                   1,011             1,011                16
   Select                    2,292                --               127
   Cash Management             903             1,806                15
----------------------------------------------------------------------
                   $        77,880   $         2,912   $         4,383
======================================================================

^  Amount rounds to less than one thousand.

6. CLASS SPECIFIC DISTRIBUTIONS

The Funds' class specific distributions from net investment income and realized gain on investment transactions for the year ended August 31, 2003, and for the year ended August 31, 2002, respectively, are as follows (amounts in thousands):

                             YEAR ENDED 8/31/03                 YEAR ENDED 8/31/02
                     ---------------------------------   ---------------------------------
                            NET                                 NET
                        INVESTMENT         REALIZED         INVESTMENT         REALIZED
                          INCOME             GAIN             INCOME             GAIN
------------------------------------------------------------------------------------------
   USTS
   Morgan            $        24,263   $            34   $        62,290   $           803
   Premier                     4,451                 7             4,704                39
   Agency                     10,629                 9            20,972               218
   Institutional               8,969                10             2,985                11
------------------------------------------------------------------------------------------
                     $        48,312   $            60   $        90,951   $         1,071
------------------------------------------------------------------------------------------
   USG
   Morgan            $        26,848   $             1   $        62,610   $            51
   Premier                     9,729                 1            20,040                15
   Agency                     44,401                 1            68,962                51
   Institutional              14,546                --             8,672                 3
------------------------------------------------------------------------------------------
                     $        95,524   $             3   $       160,284   $           120
------------------------------------------------------------------------------------------
   TP
   Morgan            $         6,988   $            --   $        20,433   $            --
   Premier                     9,186                --            14,880                --
   Agency                     13,515                --            24,183                --
   Institutional               6,795                --             9,517                --
   Reserve                     1,615                --             3,216                --
------------------------------------------------------------------------------------------
                     $        38,099   $            --   $        72,229   $            --
------------------------------------------------------------------------------------------
   FED
   Morgan            $         2,728   $             6   $         9,623   $            90
   Premier                    13,807                23            30,113               242
   Agency                      4,738                 6            17,971               124
   Institutional              23,588                31            48,539               323
------------------------------------------------------------------------------------------
                     $        44,861   $            66   $       106,246   $           779
------------------------------------------------------------------------------------------
   CTF
   Morgan            $         1,133   $            --   $         1,579   $            --
------------------------------------------------------------------------------------------
   NYTF
   Morgan            $        13,831   $           355   $        26,970   $            31
   Reserve                       917                31               755                 3
------------------------------------------------------------------------------------------
                     $        14,748   $           386   $        27,725   $            34
==========================================================================================

                             YEAR ENDED 8/31/03                 YEAR ENDED 8/31/02
                     ---------------------------------   ---------------------------------
                            NET                                 NET
                        INVESTMENT         REALIZED         INVESTMENT         REALIZED
                          INCOME             GAIN             INCOME             GAIN
------------------------------------------------------------------------------------------
   TF
   Morgan            $         4,971   $            --   $        10,529   $            --
   Premier                    28,176                --            35,766                --
   Agency                      9,026                --            14,441                --
   Institutional              52,206                --            42,690                --
------------------------------------------------------------------------------------------
                     $        94,379   $            --   $       103,426   $            --
------------------------------------------------------------------------------------------
   LA
   Morgan            $           167   $            --^  $            88   $            --
   Premier                       551                --^              117                 1
   Agency                      2,856                 1               257                 1
   Institutional              24,741                 5             4,690                18
------------------------------------------------------------------------------------------
                     $        28,315   $             6   $         5,152   $            20
------------------------------------------------------------------------------------------
   PRM
   Morgan            $        52,751   $            13   $       161,387   $           224
   Premier                    57,405                15            95,052               148
   Agency                    156,314                34           348,599               383
   Class B                        33                --^              151                 1
   Class C                         2                --^                6                --
   Institutional             322,886                80           551,186               610
   Reserve                     3,076                 1             3,847                10
   Select                      9,496                 2            20,304                31
   Cash Management             1,744                 2             2,396                10
------------------------------------------------------------------------------------------
                     $       603,707   $           147   $     1,182,928   $         1,417
==========================================================================================

^  Amount rounds to less than one thousand.

7. FEDERAL INCOME TAX MATTERS

The tax character of distributions paid during the periods ended August 31, 2003, and August 31, 2002, were as follows (amounts in thousands):

                             YEAR ENDED 8/31/03                                          YEAR ENDED 8/31/02
          ---------------------------------------------------------   -----------------------------------------------------------
           TAX EXEMPT      ORDINARY       LONG-TERM        TOTAL       TAX EXEMPT      ORDINARY       LONG-TERM         TOTAL
             INCOME         INCOME      CAPITAL GAIN   DISTRIBUTION      INCOME         INCOME      CAPITAL GAIN    DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------------
USTS      $         --   $     48,372   $         --   $     48,372   $         --   $     92,022   $         --   $       92,022
USG                 --         95,527             --         95,527             --        160,404             --   $      160,404
TP                  --         38,099             --         38,099             --         72,229             --   $       72,229
FED                 --         44,927             --         44,927             --        107,025             --   $      107,025
CTF              1,115             18             --          1,133          1,547             32             --   $        1,579
NYTF            14,676            458             --         15,134         27,339            420             --   $       27,759
TF              93,988            272            119         94,379        100,494          2,932             --   $      103,426
LA                  --         28,321             --         28,321             --          5,172             --   $        5,172
PRM                 --        603,854             --        603,854             --      1,184,345             --   $    1,184,345

At August 31, 2003, the components of net assets (excluding paid in capital) on a tax basis were as follows (amounts in thousands):

                                                   USTS         USG          TP
-----------------------------------------------------------------------------------
   Current distributable ordinary income        $   1,955    $   3,615    $   1,410
    Plus/Less: cumulative timing differences       (1,809)      (3,507)      (1,456)
                                                ---------    ---------    ---------
   Undistributed ordinary income or
    overdistribution of ordinary income         $     146    $     108    $     (46)
                                                =========    =========    =========
   Current distributable long-term capital
    gain or tax basis capital loss carryover           --^          11         (255)
    Plus/Less: cumulative timing differences           --           --           --
                                                ---------    ---------    ---------
   Undistributed long-term gains/
    accumulated capital loss                           --^          11         (255)
                                                =========    =========    =========
   Unrealized appreciation (depreciation)       $      --    $      --    $      --
                                                =========    =========    =========

                                                   FED          CTF         NYTF
-----------------------------------------------------------------------------------
   Current Distributable Tax Exempt Income      $      --    $      --    $     140
    Current distributable ordinary income           1,342           --          389
    Plus/Less: cumulative timing differences       (1,523)         (49)        (400)
                                                ---------    ---------    ---------
   Undistributed ordinary income or
    overdistribution of ordinary income         $    (181)   $     (49)   $     129
                                                =========    =========    =========
   Current distributable long-term capital
    gain or tax basis capital loss carryover           --           --           29
    Plus/Less: cumulative timing differences           --           --           --
                                                ---------    ---------    ---------
   Undistributed long-term
    gains/accumulated capital loss                     --           --           29
                                                =========    =========    =========
   Unrealized appreciation (depreciation)       $      --    $      --    $      --
                                                =========    =========    =========

^  Amount rounds to less than one thousand.

                                                    TF           LA          PRM
-----------------------------------------------------------------------------------
   Current distributable tax exempt income      $      --    $      --    $      --
    Current distributable ordinary income              --          660       18,329
    Plus/Less: cumulative timing differences       (3,818)        (601)     (19,642)
                                                ---------    ---------    ---------
   Undistributed ordinary income or
    overdistribution of ordinary income         $  (3,818)   $      59    $  (1,313)
                                                =========    =========    =========
   Current distributable long-term capital
    gain or tax basis capital loss carryover           80           --           --
    Plus/Less: cumulative timing differences           --           --           --
                                                ---------    ---------    ---------
   Undistributed long-term gains/
    accumulated capital loss                           80           --           --
                                                =========    =========    =========
   Unrealized appreciation (depreciation)       $      --    $      --    $      --
                                                =========    =========    =========

For USTS, USG, TP, FED, CTF, TF, LA and PRM, the cumulative timing differences primarily consist of dividends payable and deferred compensation. For NYTF, the cumulative timing difference consists of dividends payable, deferred compensation and post October loss deferral.

At August 31, 2003, the following Funds have capital loss carryovers which will be available to offset capital gains. To the extent that any net capital loss carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders (amounts in thousands).

                                        EXPIRATION
                        AMOUNT             DATE
----------------------------------------------------
   TP                  $   (219)     August 31, 2008
                            (36)     August 31, 2009
                       --------
                           (255)

During the year ended August 31, 2003, TP, CTF, and TF utilized capital loss carryforwards of $15, $4, and $657, respectively (amounts in thousands).

8. CONCENTRATIONS AND INDEMNIFICATIONS

From time to time, the Funds may have a concentration of several shareholders which may be a related party, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

As of August 31, 2003, LA and PRM invested 37.6% and 26.7%, respectively, of total investments in securities issued by institutions in the financial services industry including banks, broker dealers and insurance companies. General economic conditions, as well as exposure to credit losses arising from possible financial difficulties of borrowers, play an important role in the operation of the financial services industry.

CTF, NYTF and TF invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities, with CTF primarily investing in issuers in the State of California, and NYTF primarily investing in issuers in the State of New York. The issuers' abilities to meet their obligations may be affected by economic or political developments in a specific state or region.

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

9. SUBSEQUENT EVENT

On September 1, 2003 Robert Fleming Inc. and J.P. Morgan Fleming Asset Management (USA) Inc. merged into J.P. Morgan Investment Management, Inc. ("JPMIM"). The investment advisory services and personnel providing investment advice have not changed as a result of the merger. Effective September 1, 2003, JPMIM, the surviving entity, will serve as adviser to all the funds.

On October 1, 2003, JPMIM changed from being a wholly-owned subsidiary of J.P. Morgan ("Parent") to being an indirectly wholly-owned subsidiary of the Parent, with the intermediary being J.P. Morgan Fleming Asset Management Holdings Inc.

10. CAPITAL SHARE TRANSACTIONS

Capital share transactions were as follows for the periods presented (Amounts in thousands):

100% U.S. TREASURY SECURITIES MONEY MARKET FUND

                                                               MORGAN^                         PREMIER
                                                     ----------------------------    ----------------------------
                                                        AMOUNT          SHARES          AMOUNT          SHARES
-----------------------------------------------------------------------------------------------------------------
                                                                    YEAR ENDED AUGUST 31, 2003
-----------------------------------------------------------------------------------------------------------------
Shares sold                                          $  6,776,952       6,776,951    $  2,050,702       2,050,702
Shares issued in reinvestment of distributions             14,095          14,095           1,250           1,249
Shares redeemed                                        (7,781,503)     (7,781,501)     (1,915,748)     (1,915,748)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding   $   (990,456)       (990,455)   $    136,204         136,203
=================================================================================================================

                                                                    YEAR ENDED AUGUST 31, 2002*
-----------------------------------------------------------------------------------------------------------------
Shares sold                                          $ 10,314,404      10,314,412    $    905,565         905,563
Shares issued in reinvestment of distributions             41,451          41,451           2,121           2,121
Shares redeemed                                       (10,857,005)    (10,857,007)       (687,896)       (687,896)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding   $   (501,150)       (501,144)   $    219,790         219,788
=================================================================================================================

                                                                 AGENCY@                     INSTITUTIONAL
                                                     ----------------------------    ----------------------------
                                                        AMOUNT          SHARES          AMOUNT          SHARES
-----------------------------------------------------------------------------------------------------------------
                                                                    YEAR ENDED AUGUST 31, 2003
-----------------------------------------------------------------------------------------------------------------
Shares sold                                          $  4,968,483       4,968,483    $  5,930,523       5,930,523
Shares issued in reinvestment of distributions              7,593           7,593           4,721           4,722
Shares redeemed                                        (5,248,891)     (5,248,890)     (5,076,254)     (5,076,254)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding   $   (272,815)       (272,814)   $    858,990         858,991
=================================================================================================================

                                                                    YEAR ENDED AUGUST 31, 2002*
-----------------------------------------------------------------------------------------------------------------
Shares sold                                          $  6,533,319       6,533,319    $    886,767         886,767
Shares issued in reinvestment of distributions             14,742          14,742           2,593           2,593
Shares redeemed                                        (6,627,631)     (6,627,631)       (622,066)       (622,057)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding   $    (79,570)        (79,570)   $    267,294         267,303
=================================================================================================================

^  Formerly Vista Shares.
@  Formerly Institutional Shares.
*  For Institutional Shares, from commencement of operations on September 10,
   2001.

U.S. GOVERNMENT MONEY MARKET FUND

                                                               MORGAN^                          PREMIER
                                                     ----------------------------    ----------------------------
                                                        AMOUNT          SHARES          AMOUNT          SHARES
-----------------------------------------------------------------------------------------------------------------
                                                                    YEAR ENDED AUGUST 31, 2003
-----------------------------------------------------------------------------------------------------------------
Shares sold                                          $ 11,505,562      11,505,571    $  4,867,870       4,867,870
Shares issued in reinvestment of distributions             11,649          11,649           7,060           7,060
Shares redeemed                                       (11,815,954)    (11,815,963)     (4,808,850)     (4,808,850)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding   $   (298,743)       (298,743)   $     66,080          66,080
=================================================================================================================

                                                                    YEAR ENDED AUGUST 31, 2002*
-----------------------------------------------------------------------------------------------------------------
Shares sold                                          $ 14,899,594      14,899,592    $  4,696,629       4,696,625
Shares issued in reinvestment of distributions             28,756          28,756          13,895          13,895
Shares redeemed                                       (15,703,649)    (15,703,649)     (4,914,063)     (4,914,063)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding   $   (775,299)       (775,301)   $   (203,539)       (203,543)
=================================================================================================================

                                                                AGENCY@                       INSTITUTIONAL
                                                     ----------------------------    ----------------------------
                                                        AMOUNT          SHARES          AMOUNT          SHARES
-----------------------------------------------------------------------------------------------------------------
                                                                    YEAR ENDED AUGUST 31, 2003
-----------------------------------------------------------------------------------------------------------------
Shares sold                                          $ 28,452,633      28,452,632    $  9,580,574       9,580,573
Shares issued in reinvestment of distributions             27,436          27,435           9,812           9,813
Shares redeemed                                       (29,211,858)    (29,211,859)     (8,510,342)     (8,510,342)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding   $   (731,789)       (731,792)   $  1,080,044       1,080,044
=================================================================================================================

                                                                    YEAR ENDED AUGUST 31, 2002*
-----------------------------------------------------------------------------------------------------------------
Shares sold                                          $ 25,336,802      25,336,802    $  5,667,034       5,667,034
Shares issued in reinvestment of distributions             43,240          43,240           6,352           6,352
Shares redeemed                                       (24,651,864)    (24,651,864)     (5,226,214)     (5,226,214)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding   $    728,178         728,178    $    447,172         447,172
=================================================================================================================

^  Formerly Vista Shares.
@  Formerly Institutional Shares.
*  For Institutional Shares, from commencement of operations on September 10,
   2001.

TREASURY PLUS MONEY MARKET FUND

                                                                           MORGAN^                         PREMIER
                                                                ----------------------------    ----------------------------
                                                                   AMOUNT          SHARES          AMOUNT          SHARES
----------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31, 2003
----------------------------------------------------------------------------------------------------------------------------
Shares sold                                                     $  5,531,658       5,531,657    $  6,571,629       6,571,629
Shares issued in reinvestment of distributions                         4,046           4,047           1,962           1,962
Shares redeemed                                                   (5,856,791)     (5,856,795)     (6,163,135)     (6,163,134)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding              $   (321,087)       (321,091)   $    410,456         410,457
============================================================================================================================

                                                                                 YEAR ENDED AUGUST 31, 2002*
----------------------------------------------------------------------------------------------------------------------------
Shares sold                                                     $  8,543,551       8,543,525    $  4,775,127       4,775,127
Shares issued in connection with fund reorganization (note 2)             --              --         507,445         507,600
Shares issued in reinvestment of distributions                        10,617          10,617           3,118           3,118
Shares redeemed                                                   (9,017,947)     (9,017,947)     (4,794,351)     (4,794,351)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding              $   (463,779)       (463,805)   $    491,339         491,494
============================================================================================================================

                                                                          AGENCY@                       INSTITUTIONAL
                                                                ----------------------------    ----------------------------
                                                                   AMOUNT          SHARES          AMOUNT          SHARES
----------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31, 2003
----------------------------------------------------------------------------------------------------------------------------
Shares sold                                                     $  8,914,743       8,914,743    $  6,993,523       6,993,523
Shares issued in reinvestment of distributions                         9,425           9,425           5,472           5,471
Shares redeemed                                                   (9,093,885)     (9,093,885)     (7,133,307)     (7,133,302)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding              $   (169,717)       (169,717)   $   (134,312)       (134,308)
============================================================================================================================

                                                                                 YEAR ENDED AUGUST 31, 2002*
----------------------------------------------------------------------------------------------------------------------------
Shares sold                                                     $ 11,465,056      11,465,056    $  7,160,765       7,160,765
Shares issued in connection with fund reorganization (note 2)             --              --         310,665         310,752
Shares issued in reinvestment of distributions                        17,410          17,410           7,132           7,132
Shares redeemed                                                  (11,010,007)    (11,010,007)     (7,046,870)     (7,046,870)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding              $    472,459         472,459    $    431,692         431,779
============================================================================================================================

                                                                          RESERVE
                                                                ----------------------------
                                                                    AMOUNT        SHARES
--------------------------------------------------------------------------------------------
                                                                 YEAR ENDED AUGUST 31, 2003
--------------------------------------------------------------------------------------------
Shares sold                                                     $    709,925        709,925
Shares issued in reinvestment of distributions                         1,377          1,378
Shares redeemed                                                     (711,960)      (711,960)
--------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding              $       (658)          (657)
============================================================================================

                                                                YEAR ENDED AUGUST 31, 2002*
--------------------------------------------------------------------------------------------
Shares sold                                                     $  1,162,982      1,162,982
Shares issued in connection with fund reorganization (note 2)         94,097         94,137
Shares issued in reinvestment of distributions                         1,952          1,952
Shares redeemed                                                   (1,024,196)    (1,024,196)
--------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding              $    234,835        234,875
============================================================================================

^  Formerly Vista Shares
@  Formerly Institutional Shares.
* For Institutional and Reserve Shares, from commencement of operations on September 10, 2001.

FEDERAL MONEY MARKET FUND

                                                                           MORGAN^                         PREMIER
                                                                ----------------------------    ----------------------------
                                                                   AMOUNT          SHARES          AMOUNT          SHARES
----------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31, 2003
----------------------------------------------------------------------------------------------------------------------------
Shares sold                                                     $    730,646         730,643    $  5,877,312       5,877,310
Shares issued in reinvestment of distributions                         2,042           2,042           2,370           2,370
Shares redeemed                                                     (873,924)       (873,923)     (6,069,550)     (6,069,550)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding              $   (141,236)       (141,238)   $   (189,868)       (189,870)
============================================================================================================================

                                                                                 YEAR ENDED AUGUST 31, 2002*
----------------------------------------------------------------------------------------------------------------------------
Shares sold                                                     $  1,285,693       1,285,693    $  7,091,868       7,091,868
Shares issued in connection with fund reorganization (note 2)          1,001           1,001       1,710,889       1,711,369
Shares issued in reinvestment of distributions                         7,180           7,180           6,980           6,980
Shares redeemed                                                   (1,499,950)     (1,499,950)     (7,680,485)     (7,680,485)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding              $   (206,076)       (206,076)   $  1,129,252       1,129,732
============================================================================================================================

                                                                          AGENCY@                       INSTITUTIONAL
                                                                ----------------------------    ----------------------------
                                                                   AMOUNT          SHARES          AMOUNT          SHARES
----------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31, 2003
----------------------------------------------------------------------------------------------------------------------------
Shares sold                                                     $  1,916,272       1,916,272    $  6,055,216       6,054,030
Shares issued in reinvestment of distributions                         1,380           1,380          13,339          13,339
Shares redeemed                                                   (2,106,886)     (2,106,886)     (6,309,625)     (6,308,433)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding              $   (189,234)       (189,234)   $   (241,070)       (241,064)
============================================================================================================================

                                                                                 YEAR ENDED AUGUST 31, 2002*
----------------------------------------------------------------------------------------------------------------------------
Shares sold                                                     $  2,410,637       2,410,637    $ 10,250,685      10,250,685
Shares issued in connection with fund reorganization (note 2)             --              --       2,447,079       2,447,081
Shares issued in reinvestment of distributions                         6,180           6,180          31,586          31,586
Shares redeemed                                                   (3,062,586)     (3,062,586)    (10,776,517)    (10,776,517)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding              $   (645,769)       (645,769)   $  1,952,833       1,952,835
============================================================================================================================

                                                                          RESERVE
                                                                ----------------------------
                                                                    AMOUNT        SHARES
--------------------------------------------------------------------------------------------
                                                                YEAR ENDED AUGUST 31, 2002*
--------------------------------------------------------------------------------------------
Shares sold                                                     $         --              --
Shares issued in connection with fund reorganization (note 2)         (1,001)         (1,001)
Shares issued in reinvestment of distributions                            --              --
Shares redeemed                                                           --              --
--------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding              $     (1,001)         (1,001)
============================================================================================

^  Formerly Vista Shares
@  Formerly Institutional Shares.
* For Institutional and Reserve Shares, from commencement of operations on September 10, 2001.

CALIFORNIA TAX FREE MONEY MARKET FUND

                                                                           MORGAN^
                                                                ----------------------------
                                                                   AMOUNT         SHARES
--------------------------------------------------------------------------------------------
                                                                 YEAR ENDED AUGUST 31, 2003
--------------------------------------------------------------------------------------------
Shares sold                                                     $    470,080         470,082
Shares issued in reinvestment of distributions                           280             280
Shares redeemed                                                     (484,274)       (484,275)
--------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding              $    (13,914)        (13,913)
============================================================================================

                                                                 YEAR ENDED AUGUST 31, 2002
--------------------------------------------------------------------------------------------
Shares sold                                                     $    437,801         437,801
Shares issued in reinvestment of distributions                           552             552
Shares redeemed                                                     (358,002)       (358,002)
--------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding              $     80,351          80,351
============================================================================================

^  Formerly Vista Shares.

NEW YORK TAX FREE MONEY MARKET FUND

                                                                           MORGAN^                        RESERVE
                                                                ----------------------------    ----------------------------
                                                                   AMOUNT          SHARES          AMOUNT          SHARES
----------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31, 2003
----------------------------------------------------------------------------------------------------------------------------
Shares sold                                                     $  2,685,034       2,685,035    $    157,434         157,433
Shares issued in reinvestment of distributions                        10,305          10,305             928             928
Shares redeemed                                                   (3,156,594)     (3,156,594)       (163,079)       (163,079)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding              $   (461,255)       (461,254)   $     (4,717)         (4,718)
============================================================================================================================

                                                                                 YEAR ENDED AUGUST 31, 2002
----------------------------------------------------------------------------------------------------------------------------
Shares sold                                                     $  3,483,464       3,483,464    $    276,532         276,532
Shares issued in reinvestment of distributions                        19,928          19,928             725             725
Shares redeemed                                                   (3,818,432)     (3,818,432)        (97,719)        (97,719)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding              $   (315,040)       (315,040)   $    179,538         179,538
============================================================================================================================

^  Formerly Vista Shares.

TAX FREE MONEY MARKET FUND

                                                                           MORGAN^                        PREMIER
                                                                ----------------------------    ----------------------------
                                                                   AMOUNT          SHARES          AMOUNT           SHARES
----------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31, 2003
----------------------------------------------------------------------------------------------------------------------------
Shares sold                                                     $  1,239,654       1,239,654    $ 12,469,538      12,469,545
Shares issued in reinvestment of distributions                         2,354           2,354           3,773           3,773
Shares redeemed                                                   (1,489,347)     (1,489,347)    (12,110,456)    (12,110,464)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding              $   (247,339)       (247,339)   $    362,855         362,854
============================================================================================================================

                                                                                 YEAR ENDED AUGUST 31, 2002*
----------------------------------------------------------------------------------------------------------------------------
Shares sold                                                     $  2,166,957       2,166,957    $ 12,250,326      12,250,326
Shares issued in connection with fund reorganization (note 2)              1               1       2,051,990       2,052,056
Shares issued in reinvestment of distributions                         5,573           5,573           6,386           6,386
Shares redeemed                                                   (2,176,569)     (2,176,569)    (11,356,662)    (11,356,662)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding              $     (4,038)         (4,038)   $  2,952,040       2,952,106
============================================================================================================================

                                                                          AGENCY@                       INSTITUTIONAL
                                                                ----------------------------    ----------------------------
                                                                   AMOUNT          SHARES          AMOUNT           SHARES
----------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31, 2003
----------------------------------------------------------------------------------------------------------------------------
Shares sold                                                     $  3,061,611       3,061,611    $ 27,825,383      27,825,382
Shares issued in reinvestment of distributions                         4,197           4,197          26,713          26,713
Shares redeemed                                                   (3,432,944)     (3,432,944)    (25,410,807)    (25,410,806)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding              $   (367,136)       (367,136)   $  2,441,289       2,441,289
============================================================================================================================

                                                                                 YEAR ENDED AUGUST 31, 2002*
----------------------------------------------------------------------------------------------------------------------------
Shares sold                                                     $  4,036,424       4,036,424    $ 17,612,670      17,612,670
Shares issued in connection with fund reorganization (note 2)             --              --       1,606,663       1,606,636
Shares issued in reinvestment of distributions                         8,449           8,449          22,933          22,933
Shares redeemed                                                   (3,873,703)     (3,873,703)    (15,350,869)    (15,350,869)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding              $    171,170         171,170    $  3,891,397       3,891,370
============================================================================================================================

^  Formerly Vista Shares.
@  Formerly Institutional Shares.
*  For Institutional Shares, from commencement of operations on September 10,
   2001.

LIQUID ASSETS MONEY MARKET FUND

                                                                           MORGAN                         PREMIER
                                                                ----------------------------    ----------------------------
                                                                   AMOUNT          SHARES          AMOUNT          SHARES
----------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31, 2003
----------------------------------------------------------------------------------------------------------------------------
Shares sold                                                     $     41,433          41,433    $    254,965         254,965
Shares issued in reinvestment of distributions                           156             156             456             456
Shares redeemed                                                      (40,689)        (40,689)       (245,143)       (245,142)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding              $        900             900    $     10,278          10,279
============================================================================================================================

                                                                                 YEAR ENDED AUGUST 31, 2002*
----------------------------------------------------------------------------------------------------------------------------
Shares sold                                                     $     23,482          23,482    $     34,620          34,620
Shares issued in reinvestment of distributions                            88              88             108             108
Shares redeemed                                                       (6,066)         (6,066)         (8,992)         (8,992)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding              $     17,504          17,504    $     25,736          25,736
============================================================================================================================

                                                                           AGENCY                       INSTITUTIONAL
                                                                ----------------------------    ----------------------------
                                                                   AMOUNT          SHARES          AMOUNT          SHARES
----------------------------------------------------------------------------------------------------------------------------
                                                                                 YEAR ENDED AUGUST 31, 2003
----------------------------------------------------------------------------------------------------------------------------
Shares sold                                                     $  2,702,858       2,702,858    $  9,336,047       9,336,047
Shares issued in reinvestment of distributions                         2,258           2,258          18,384          18,384
Shares redeemed                                                   (2,473,595)     (2,473,596)     (8,240,758)     (8,240,757)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding              $    231,521         231,520    $  1,113,673       1,113,674
============================================================================================================================

                                                                                 YEAR ENDED AUGUST 31, 2002*
----------------------------------------------------------------------------------------------------------------------------
Shares sold                                                     $     75,072          75,072    $  1,676,712       1,676,712
Shares issued in reinvestment of distributions                           238             238           3,740           3,740
Shares redeemed                                                      (22,758)        (22,758)       (561,217)       (561,217)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding              $     52,552          52,552    $  1,119,235       1,119,235
============================================================================================================================

* For the period from April 1, 2002 (commencement of operations) through August 31, 2002.

PRIME MONEY MARKET FUND

                                                                            MORGAN^                          PREMIER
                                                                ------------------------------    ------------------------------
                                                                    AMOUNT          SHARES            AMOUNT           SHARES
--------------------------------------------------------------------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31, 2003
--------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                     $  19,430,639       19,430,640    $  32,907,116       32,907,113
Shares issued in reinvestment of distributions                         39,643           39,643           10,165           10,165
Shares redeemed                                                   (22,395,554)     (22,395,555)     (32,686,869)     (32,686,869)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding              $  (2,925,272)      (2,925,272)   $     230,412          230,409
================================================================================================================================

                                                                                  YEAR ENDED AUGUST 31, 2002
--------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                     $  31,146,230       31,145,581    $  39,727,933       39,727,974
Shares issued in connection with fund reorganization (note 2)              --               --          993,883          993,962
Shares issued in reinvestment of distributions                        123,505          123,505           21,646           21,646
Shares redeemed                                                   (34,084,449)     (34,083,794)     (37,715,271)     (37,715,317)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding              $  (2,814,714)      (2,814,708)   $   3,028,191        3,028,265
================================================================================================================================

                                                                           AGENCY@                           CLASS B
                                                                ------------------------------    ------------------------------
                                                                    AMOUNT          SHARES            AMOUNT           SHARES
--------------------------------------------------------------------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31, 2003
--------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                     $  75,329,197       75,329,195    $      16,176           16,177
Shares issued in reinvestment of distributions                        108,352          108,352               29               28
Shares redeemed                                                   (75,351,083)     (75,351,084)         (19,413)         (19,413)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding              $      86,466           86,463    $      (3,208)          (3,208)
================================================================================================================================

                                                                                  YEAR ENDED AUGUST 31, 2002
--------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                     $ 110,364,729      110,364,784    $      49,866           49,866
Shares issued in connection with fund reorganization (note 2)          27,614           27,613               --               --
Shares issued in reinvestment of distributions                        236,129          236,129              128              128
Shares redeemed                                                  (114,800,874)    (114,800,914)         (54,428)         (54,428)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding              $  (4,172,402)      (4,172,388)   $      (4,434)          (4,434)
================================================================================================================================

                                                                            CLASS C                         INSTITUTIONAL
                                                                ------------------------------    ------------------------------
                                                                    AMOUNT          SHARES            AMOUNT           SHARES
--------------------------------------------------------------------------------------------------------------------------------
                                                                                  YEAR ENDED AUGUST 31, 2003
--------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                     $       2,217            2,217    $ 269,286,703      269,286,690
Shares issued in reinvestment of distributions                              1                1          139,752          139,752
Shares redeemed                                                        (2,283)          (2,283)    (266,231,348)    (266,231,355)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding              $         (65)             (65)   $   3,195,107        3,195,087
================================================================================================================================

                                                                                  YEAR ENDED AUGUST 31, 2002*
--------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                     $       2,029            2,029    $ 337,668,768      337,668,780
Shares issued in connection with fund reorganization (note 2)              --               --       19,841,087       19,841,553
Shares issued in reinvestment of distributions                              4                4          243,192          243,192
Shares redeemed                                                        (1,708)          (1,708)    (335,871,910)    (335,871,952)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding              $         325              325    $  21,881,137       21,881,573
================================================================================================================================

                                                                           RESERVE                            SELECT
                                                                ------------------------------    ------------------------------
                                                                    AMOUNT          SHARES            AMOUNT           SHARES
--------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                     $     837,293          837,293    $   2,851,148        2,851,148
Shares issued in reinvestment of distributions                          1,651            1,651            9,195            9,195
Shares redeemed                                                      (876,193)        (876,193)      (3,148,945)      (3,148,945)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding              $     (37,249)         (37,249)   $    (288,602)        (288,602)
================================================================================================================================

                                                                                  YEAR ENDED AUGUST 31, 2002*
--------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                     $     910,702          910,702    $   5,422,509        5,422,509
Shares issued in connection with fund reorganization (note 2)         121,009          121,016        2,959,283        2,959,209
Shares issued in reinvestment of distributions                          1,804            1,804           19,673           19,673
Shares redeemed                                                      (650,835)        (650,835)      (7,337,218)      (7,337,219)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding              $     382,680          382,687    $   1,064,247        1,064,172
================================================================================================================================

^   Formerly Vista Shares.
@   Formerly Institutional Shares.
* For Institutional Shares and Select Shares, from commencement of operations on September 10, 2001.

                                                                        CASH MANAGEMENT
                                                                ------------------------------
                                                                    AMOUNT          SHARES
----------------------------------------------------------------------------------------------
                                                                  YEAR ENDED AUGUST 31, 2003
----------------------------------------------------------------------------------------------
Shares sold                                                     $   2,026,984        2,026,986
Shares issued in reinvestment of distributions                            401              401
Shares redeemed                                                    (1,765,630)      (1,765,630)
----------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding              $     261,755          261,757
==============================================================================================

                                                                 YEAR ENDED AUGUST 31, 2002*
----------------------------------------------------------------------------------------------
Shares sold                                                     $   1,458,680        1,458,680
Shares issued in connection with fund reorganization (note 2)         139,283          139,285
Shares issued in reinvestment of distributions                          1,362            1,362
Shares redeemed                                                    (1,317,038)      (1,317,038)
----------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding              $     282,287          282,289
==============================================================================================

* For Cash Management Shares from commencement of operations on September 10, 2001.

JPMORGAN FUNDS
Financial Highlights

                                                   100% U.S. TREASURY SECURITIES MONEY MARKET FUND
                                                 ----------------------------------------------------
                                                                       MORGAN^
                                                 ----------------------------------------------------
                                                                      YEAR ENDED
                                                 ----------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                 8/31/03    8/31/02    8/31/01    8/31/00    8/31/99
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
-----------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                           0.01       0.02       0.05       0.05       0.04
      Less dividends from net investment income      0.01       0.02       0.05       0.05       0.04
                                                 --------   --------   --------   --------   --------
Net asset value, end of period                   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
-----------------------------------------------------------------------------------------------------
TOTAL RETURN                                         0.75%      1.55%      4.75%      5.02%      4.31%
=====================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------
     Net assets, end of period (millions)        $  2,535   $  3,526   $  4,027   $  3,535   $  3,312
-----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
-----------------------------------------------------------------------------------------------------
     Net expenses                                    0.59%      0.59%      0.59%      0.59%      0.59%
-----------------------------------------------------------------------------------------------------
     Net investment income                           0.77%      1.53%      4.59%      4.92%      4.15%
-----------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements
      and earnings credits                           0.69%      0.69%      0.71%      0.71%      0.71%
-----------------------------------------------------------------------------------------------------
     Net investment income without waivers,
      reimbursements and earnings credits            0.67%      1.43%      4.47%      4.80%      4.03%
-----------------------------------------------------------------------------------------------------

                                                   100% U.S. TREASURY SECURITIES MONEY MARKET FUND
                                                 ----------------------------------------------------
                                                                       PREMIER
                                                 ----------------------------------------------------
                                                                      YEAR ENDED
                                                 ----------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                 8/31/03    8/31/02    8/31/01    8/31/00    8/31/99
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
-----------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                           0.01       0.02       0.05       0.05       0.04
      Less dividends from net investment income      0.01       0.02       0.05       0.05       0.04
                                                 --------   --------   --------   --------   --------
Net asset value, end of period                   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
-----------------------------------------------------------------------------------------------------
TOTAL RETURN                                         0.88%      1.68%      4.84%      5.12%      4.40%
=====================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------
     Net assets, end of period (millions)        $    489   $    353   $    133   $    116   $     24
-----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
-----------------------------------------------------------------------------------------------------
     Net expenses                                    0.46%      0.46%      0.48%      0.49%      0.50%
-----------------------------------------------------------------------------------------------------
     Net investment income                           0.85%      1.52%      4.70%      5.02%      4.22%
-----------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements
      and earnings credits                           0.47%      0.48%      0.52%      0.53%      0.56%
-----------------------------------------------------------------------------------------------------
     Net investment income without waivers,
      reimbursements and earnings credits            0.84%      1.50%      4.66%      4.98%      4.16%
-----------------------------------------------------------------------------------------------------

  ^ Formerly Vista Shares.

                       See notes to financial statements.

                                                               100% U.S. TREASURY SECURITIES MONEY MARKET FUND
                                                 ---------------------------------------------------------------------------
                                                                       AGENCY@                             INSTITUTIONAL
                                                 ----------------------------------------------------   --------------------
                                                                      YEAR ENDED                          YEAR     9/10/01**
                                                 ----------------------------------------------------    ENDED      THROUGH
PER SHARE OPERATING PERFORMANCE:                 8/31/03    8/31/02    8/31/01    8/31/00    8/31/99    8/31/03     8/31/02
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $    1.00
----------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                           0.01       0.02       0.05       0.05       0.05       0.01        0.02
      Less dividends from net investment income      0.01       0.02       0.05       0.05       0.05       0.01        0.02
                                                 --------   --------   --------   --------   --------   --------   ---------
Net asset value, end of period                   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $    1.00
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                     1.09%      1.89%      5.11%      5.38%      4.67%      1.14%       1.85%
============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (millions)        $    818   $  1,090   $  1,170   $    872   $    895   $  1,126   $     267
----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
----------------------------------------------------------------------------------------------------------------------------
     Net expenses                                    0.25%      0.25%      0.25%      0.25%      0.24%      0.20%       0.20%
----------------------------------------------------------------------------------------------------------------------------
     Net investment income                           1.11%      1.86%      4.93%      5.26%      4.51%      1.08%       1.67%
----------------------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements
      and earnings credits                           0.32%      0.32%      0.35%      0.34%      0.32%      0.32%       0.33%
----------------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers,
      reimbursements and earnings credits            1.04%      1.79%      4.83%      5.17%      4.43%      0.96%       1.54%
----------------------------------------------------------------------------------------------------------------------------

  @ Formerly Institutional Shares.
 ** Commencement of offering of class of shares.
(b) Not annualized for periods less than one year.
  # Short periods have been annualized.

                       See notes to financial statements.

                                                          U.S. GOVERNMENT MONEY MARKET FUND
                                                 ----------------------------------------------------
                                                                       MORGAN^
                                                 ----------------------------------------------------
                                                                      YEAR ENDED
                                                 ----------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                 8/31/03    8/31/02    8/31/01    8/31/00    8/31/99
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
-----------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                           0.01       0.02       0.05       0.05       0.04
      Less dividends from net investment income      0.01       0.02       0.05       0.05       0.04
                                                 --------   --------   --------   --------   --------
Net asset value, end of period                   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
-----------------------------------------------------------------------------------------------------
TOTAL RETURN                                         0.84%      1.65%      4.93%      5.48%      4.55%
=====================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------
     Net assets, end of period (millions)        $  3,077   $  3,375   $  4,150   $  3,398   $  3,538
-----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
-----------------------------------------------------------------------------------------------------
     Net expenses                                    0.59%      0.59%      0.59%      0.59%      0.59%
-----------------------------------------------------------------------------------------------------
     Net investment income                           0.84%      1.67%      4.80%      5.35%      4.46%
-----------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements
      and earnings credits                           0.69%      0.68%      0.69%      0.69%      0.69%
-----------------------------------------------------------------------------------------------------
     Net investment income without waivers,
      reimbursements and earnings credits            0.74%      1.58%      4.70%      5.25%      4.36%
-----------------------------------------------------------------------------------------------------

                                                          U.S. GOVERNMENT MONEY MARKET FUND
                                                 ----------------------------------------------------
                                                                       PREMIER
                                                 ----------------------------------------------------
                                                                      YEAR ENDED
                                                 ----------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                 8/31/03    8/31/02    8/31/01    8/31/00    8/31/99
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
-----------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                           0.01       0.02       0.05       0.05       0.05
      Less dividends from net investment income      0.01       0.02       0.05       0.05       0.05
                                                 --------   --------   --------   --------   --------
Net asset value, end of period                   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
-----------------------------------------------------------------------------------------------------
TOTAL RETURN                                         0.98%      1.79%      5.08%      5.62%      4.70%
=====================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------
     Net assets, end of period (millions)        $  1,113   $  1,047   $  1,251   $  1,134   $    922
-----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
-----------------------------------------------------------------------------------------------------
     Net expenses                                    0.45%      0.45%      0.45%      0.45%      0.45%
-----------------------------------------------------------------------------------------------------
     Net investment income                           0.96%      1.79%      4.95%      5.50%      4.60%
-----------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements
      and earnings credits                           0.57%      0.57%      0.59%      0.58%      0.58%
-----------------------------------------------------------------------------------------------------
     Net investment income without waivers,
      reimbursements and earnings credits            0.84%      1.67%      4.81%      5.37%      4.47%
-----------------------------------------------------------------------------------------------------

  ^ Formerly Vista Shares.

                       See notes to financial statements.

                                                                      U.S. GOVERNMENT MONEY MARKET FUND
                                                 ---------------------------------------------------------------------------
                                                                       AGENCY@                             INSTITUTIONAL
                                                 ----------------------------------------------------   --------------------
                                                                      YEAR ENDED                          YEAR     9/10/01**
                                                 ----------------------------------------------------    ENDED      THROUGH
PER SHARE OPERATING PERFORMANCE:                 8/31/03    8/31/02    8/31/01    8/31/00    8/31/99    8/31/03     8/31/02
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $    1.00
----------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                           0.01       0.02       0.05       0.06       0.05       0.01        0.02
      Less dividends from net investment income      0.01       0.02       0.05       0.06       0.05       0.01        0.02
                                                 --------   --------   --------   --------   --------   --------   ---------
Net asset value, end of period                   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $    1.00
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                     1.17%      1.98%      5.28%      5.83%      4.92%      1.23%       1.96%
============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (millions)        $  3,766   $  4,497   $  3,769   $  2,639   $  2,913   $  1,526   $     447
----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
----------------------------------------------------------------------------------------------------------------------------
     Net expenses                                    0.26%      0.26%      0.26%      0.26%      0.25%      0.20%       0.20%
----------------------------------------------------------------------------------------------------------------------------
     Net investment income                           1.17%      1.98%      5.09%      5.66%      4.80%      1.13%       1.89%
----------------------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements
      and earnings credits                           0.32%      0.32%      0.33%      0.33%      0.31%      0.32%       0.32%
----------------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers,
      reimbursements and earnings credits            1.11%      1.92%      5.02%      5.59%      4.74%      1.01%       1.77%
----------------------------------------------------------------------------------------------------------------------------

  @ Formerly Institutional Shares.
 ** Commencement of offering of class of shares.
(b) Not annualized for periods less than one year.
  # Short periods have been annualized.

                       See notes to financial statements.

                                                           TREASURY PLUS MONEY MARKET FUND
                                                 ----------------------------------------------------
                                                                       MORGAN^
                                                 ----------------------------------------------------
                                                                      YEAR ENDED
                                                 ----------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                 8/31/03    8/31/02    8/31/01    8/31/00    8/31/99
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
-----------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                           0.01       0.02       0.05       0.05       0.04
      Less dividends from net investment income      0.01       0.02       0.05       0.05       0.04
                                                 --------   --------   --------   --------   --------
Net asset value, end of period                   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
-----------------------------------------------------------------------------------------------------
TOTAL RETURN                                         0.79%      1.59%      4.77%      5.29%      4.39%
=====================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------
     Net assets, end of period (millions)        $    782   $  1,103   $  1,567   $  1,367   $  1,734
-----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
-----------------------------------------------------------------------------------------------------
     Net expenses                                    0.59%      0.59%      0.59%      0.59%      0.59%
-----------------------------------------------------------------------------------------------------
     Net investment income                           0.82%      1.57%      4.70%      5.14%      4.27%
-----------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements
      and earnings credits                           0.70%      0.70%      0.72%      0.71%      0.69%
-----------------------------------------------------------------------------------------------------
     Net investment income without waivers,
      reimbursements and earnings credits            0.71%      1.46%      4.57%      5.02%      4.17%
-----------------------------------------------------------------------------------------------------

                                                           TREASURY PLUS MONEY MARKET FUND
                                                 ----------------------------------------------------
                                                                       PREMIER
                                                 ----------------------------------------------------
                                                                      YEAR ENDED
                                                 ----------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                 8/31/03    8/31/02    8/31/01    8/31/00    8/31/99
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
-----------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                           0.01       0.02       0.05       0.05       0.04
      Less dividends from net investment income      0.01       0.02       0.05       0.05       0.04
                                                 --------   --------   --------   --------   --------
Net asset value, end of period                   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
-----------------------------------------------------------------------------------------------------
TOTAL RETURN                                         0.94%      1.73%      4.91%      5.44%      4.54%
=====================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------
     Net assets, end of period (millions)        $  1,228   $    818   $    326   $    228   $    476
-----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
-----------------------------------------------------------------------------------------------------
     Net expenses                                    0.45%      0.45%      0.45%      0.45%      0.45%
-----------------------------------------------------------------------------------------------------
     Net investment income                           0.91%      1.68%      4.84%      5.28%      4.42%
-----------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements
      and earnings credits                           0.49%      0.49%      0.52%      0.51%      0.50%
-----------------------------------------------------------------------------------------------------
     Net investment income without waivers,
      reimbursements and earnings credits            0.87%      1.64%      4.77%      5.22%      4.37%
-----------------------------------------------------------------------------------------------------

  ^ Formerly Vista Shares.

                       See notes to financial statements.

                                                           TREASURY PLUS MONEY MARKET FUND
                                                 ----------------------------------------------------
                                                                       AGENCY@
                                                 ----------------------------------------------------
                                                                      YEAR ENDED
                                                 ----------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                 8/31/03    8/31/02    8/31/01    8/31/00    8/31/99
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
-----------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                           0.01       0.02       0.05       0.06       0.05
      Less dividends from net investment income      0.01       0.02       0.05       0.06       0.05
                                                 --------   --------   --------   --------   --------
Net asset value, end of period                   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
-----------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                     1.14%      1.93%      5.12%      5.65%      4.75%
=====================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------
     Net assets, end of period (millions)        $  1,247   $  1,416   $    944   $    904   $    980
-----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
-----------------------------------------------------------------------------------------------------
     Net expenses                                    0.25%      0.25%      0.25%      0.25%      0.24%
-----------------------------------------------------------------------------------------------------
     Net investment income                           1.14%      1.88%      5.04%      5.48%      4.61%
-----------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements
      and earnings credits                           0.34%      0.34%      0.36%      0.36%      0.31%
-----------------------------------------------------------------------------------------------------
     Net investment income without waivers,
      reimbursements and earnings credits            1.05%      1.79%      4.93%      5.37%      4.54%
-----------------------------------------------------------------------------------------------------

                                                       TREASURY PLUS MONEY MARKET FUND
                                                 -------------------------------------------
                                                    INSTITUTIONAL             RESERVE
                                                 -------------------------------------------
                                                   YEAR     9/10/01**     YEAR     9/10/01**
                                                  ENDED      THROUGH     ENDED      THROUGH
PER SHARE OPERATING PERFORMANCE:                 8/31/03     8/31/02    8/31/03     8/31/02
--------------------------------------------------------------------------------------------
Net asset value, beginning of period             $   1.00   $    1.00   $   1.00   $    1.00
--------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                           0.01        0.02       0.01        0.01
      Less dividends from net investment income      0.01        0.02       0.01        0.01
                                                 --------   ---------   --------   ---------
Net asset value, end of period                   $   1.00   $    1.00   $   1.00   $    1.00
--------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                     1.19%       1.90%      0.68%       1.40%
============================================================================================
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------
     Net assets, end of period (millions)        $    298   $     432   $    234   $     235
--------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
--------------------------------------------------------------------------------------------
     Net expenses                                    0.20%       0.20%      0.70%       0.70%
--------------------------------------------------------------------------------------------
     Net investment income                           1.18%       1.87%      0.68%       1.35%
--------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements
      and earnings credits                           0.34%       0.34%      0.75%       0.74%
--------------------------------------------------------------------------------------------
     Net investment income without waivers,
      reimbursements and earnings credits            1.04%       1.73%      0.63%       1.31%
--------------------------------------------------------------------------------------------

  @ Formerly Institutional Shares.
 ** Commencement of offering of class of shares.
(b) Not annualized for periods less than one year.
  # Short periods have been annualized.

                       See notes to financial statements.

                                                              FEDERAL MONEY MARKET FUND
                                                 ----------------------------------------------------
                                                                       MORGAN^
                                                 ----------------------------------------------------
                                                                      YEAR ENDED
                                                 ----------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                 8/31/03    8/31/02    8/31/01    8/31/00    8/31/99
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
-----------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                           0.01       0.01       0.05       0.05       0.04
      Less dividends from net investment income      0.01       0.01       0.05       0.05       0.04
                                                 --------   --------   --------   --------   --------
Net asset value, end of period                   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
-----------------------------------------------------------------------------------------------------
TOTAL RETURN                                         0.70%      1.51%      4.84%      5.29%      4.46%
=====================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------
     Net assets, end of period (millions)        $    311   $    452   $    658   $    576   $    550
-----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
-----------------------------------------------------------------------------------------------------
     Net expenses                                    0.70%      0.70%      0.70%      0.70%      0.70%
-----------------------------------------------------------------------------------------------------
     Net investment income                           0.72%      1.53%      4.57%      5.17%      4.35%
-----------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements
      and earnings credits                           0.79%      0.72%      0.74%      0.75%      0.78%
-----------------------------------------------------------------------------------------------------
     Net investment income without waivers,
      reimbursements and earnings credits            0.63%      1.51%      4.53%      5.12%      4.27%
-----------------------------------------------------------------------------------------------------

                                                              FEDERAL MONEY MARKET FUND
                                                 ----------------------------------------------------
                                                                       PREMIER
                                                 ----------------------------------------------------
                                                                      YEAR ENDED
                                                 ----------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                 8/31/03    8/31/02    8/31/01    8/31/00    8/31/99
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
-----------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                           0.01       0.02       0.05       0.05       0.05
      Less dividends from net investment income      0.01       0.02       0.05       0.05       0.05
                                                 --------   --------   --------   --------   --------
Net asset value, end of period                   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
-----------------------------------------------------------------------------------------------------
TOTAL RETURN                                         0.95%      1.77%      5.07%      5.50%      4.67%
=====================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------
     Net assets, end of period (millions)        $  1,214   $  1,404   $    276   $    279   $    298
-----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
-----------------------------------------------------------------------------------------------------
     Net expenses                                    0.45%      0.45%      0.49%      0.50%      0.50%
-----------------------------------------------------------------------------------------------------
     Net investment income                           0.96%      1.73%      4.78%      5.35%      4.56%
-----------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements
      and earnings credits                           0.47%      0.47%      0.49%      0.50%      0.50%
-----------------------------------------------------------------------------------------------------
     Net investment income without waivers,
      reimbursements and earnings credits            0.94%      1.71%      4.78%      5.35%      4.56%
-----------------------------------------------------------------------------------------------------

  ^ Formerly Vista Shares.

                       See notes to financial statements.

                                                                         FEDERAL MONEY MARKET FUND
                                                 ---------------------------------------------------------------------------
                                                                       AGENCY@                             INSTITUTIONAL
                                                 ----------------------------------------------------   --------------------
                                                                      YEAR ENDED                          YEAR     9/10/01**
                                                 ----------------------------------------------------    ENDED      THROUGH
PER SHARE OPERATING PERFORMANCE:                 8/31/03    8/31/02    8/31/01    8/31/00    8/31/99    8/31/03     8/31/02
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $    1.00
----------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                           0.01       0.02       0.05       0.06       0.05       0.01        0.02
      Less dividends from net investment income      0.01       0.02       0.05       0.06       0.05       0.01        0.02
                                                 --------   --------   --------   --------   --------   --------   ---------
Net asset value, end of period                   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $    1.00
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                     1.14%      1.96%      5.30%      5.75%      4.92%      1.20%       1.93%
============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (millions)        $    334   $    523   $  1,169   $    287   $    248   $  1,712   $   1,953
----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
----------------------------------------------------------------------------------------------------------------------------
     Net expenses                                    0.26%      0.26%      0.26%      0.26%      0.26%      0.20%       0.20%
----------------------------------------------------------------------------------------------------------------------------
     Net investment income                           1.20%      2.02%      5.01%      5.61%      4.79%      1.20%       1.97%
----------------------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements
      and earnings credits                           0.33%      0.32%      0.34%      0.34%      0.34%      0.32%       0.32%
----------------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers,
      reimbursements and earnings credits            1.13%      1.96%      4.93%      5.53%      4.71%      1.08%       1.85%
----------------------------------------------------------------------------------------------------------------------------

  @ Formerly Institutional Shares.
 ** Commencement of offering of class of shares.
(b) Not annualized for periods less than one year.
  # Short periods have been annualized.

                       See notes to financial statements.

                                                        CALIFORNIA TAX FREE MONEY MARKET FUND
                                                 ----------------------------------------------------
                                                                       MORGAN^
                                                 ----------------------------------------------------
                                                                      YEAR ENDED
                                                 ----------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                 8/31/03    8/31/02    8/31/01    8/31/00    8/31/99
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
-----------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                           0.01       0.01       0.03       0.03       0.03
      Less dividends from net investment income      0.01       0.01       0.03       0.03       0.03
                                                 --------   --------   --------   --------   --------
Net asset value, end of period                   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
-----------------------------------------------------------------------------------------------------
TOTAL RETURN                                         0.72%      1.13%      2.70%      3.00%      2.66%
=====================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------
     Net assets, end of period (millions)        $    149   $    163   $     83   $     78   $     68
-----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
-----------------------------------------------------------------------------------------------------
     Net expenses                                    0.55%      0.55%      0.55%      0.55%      0.55%
-----------------------------------------------------------------------------------------------------
     Net investment income                           0.72%      1.05%      2.68%      3.03%      2.55%
-----------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements
      and earnings credits                           0.73%      0.76%      0.83%      0.90%      0.94%
-----------------------------------------------------------------------------------------------------
     Net investment income without waivers,
      reimbursements and earnings credits            0.54%      0.84%      2.40%      2.68%      2.16%
-----------------------------------------------------------------------------------------------------

  ^ Formerly Vista Shares.

                       See notes to financial statements.

                                                         NEW YORK TAX FREE MONEY MARKET FUND
                                                 ----------------------------------------------------
                                                                       MORGAN^
                                                 ----------------------------------------------------
                                                                      YEAR ENDED
                                                 ----------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                 8/31/03    8/31/02    8/31/01    8/31/00    8/31/99
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
-----------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                           0.01       0.01       0.03       0.03       0.03
      Less dividends from net investment income      0.01       0.01       0.03       0.03       0.03
                                                 --------   --------   --------   --------   --------
Net asset value, end of period                   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
-----------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                     0.72%      1.20%      2.98%      3.27%      2.66%
=====================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------
     Net assets, end of period (millions)        $  1,662   $  2,123   $  2,439   $  1,831   $  1,505
-----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
-----------------------------------------------------------------------------------------------------
     Net expenses                                    0.59%      0.59%      0.59%      0.59%      0.59%
-----------------------------------------------------------------------------------------------------
     Net investment income                           0.72%      1.17%      2.88%      3.24%      2.61%
-----------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements
      and earnings credits                           0.69%      0.69%      0.71%      0.70%      0.71%
-----------------------------------------------------------------------------------------------------
     Net investment income without waivers,
      reimbursements and earnings credits            0.62%      1.07%      2.76%      3.13%      2.49%
-----------------------------------------------------------------------------------------------------

                                                      NEW YORK TAX FREE MONEY MARKET FUND
                                                 ------------------------------------------------
                                                                    RESERVE
                                                 ------------------------------------------------
                                                            YEAR ENDED                  7/31/00**
                                                 ---------------------------------       THROUGH
PER SHARE OPERATING PERFORMANCE:                 8/31/03     8/31/02     8/31/01         8/31/00
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $   1.00   $    1.00   $     1.00      $    1.00
-------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                           0.01        0.01         0.03             --+
      Less dividends from net investment income      0.01        0.01         0.03             --+
                                                 --------   ---------   ----------      ---------
Net asset value, end of period                   $   1.00   $    1.00   $     1.00      $    1.00
-------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                     0.52%       1.00%        2.77%          0.28%
=================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------
     Net assets, end of period (millions)        $    175   $     180   $       --*     $      --*
-------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
-------------------------------------------------------------------------------------------------
     Net expenses                                    0.79%       0.79%        0.90%          0.79%
-------------------------------------------------------------------------------------------------
     Net investment income                           0.50%       0.85%        2.57%          3.04%
-------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements
      and earnings credits                           0.87%       0.90%     1560.21%!!        1.49%
-------------------------------------------------------------------------------------------------
     Net investment income without waivers,
      reimbursements and earnings credits            0.42%       0.74%    (1556.74%)!!       2.34%
-------------------------------------------------------------------------------------------------

  ^ Formerly Vista Shares.
 ** Commencement of offering of class of shares.
  + Less than .005.
(b) Not annualized for periods less than one year.
  * Amount rounds to less than one million.
  # Short periods have been annualized.
 !! Due to the size of net assets and fixed expenses, ratios may appear disproportionate with other classes.

                       See notes to financial statements.

                                                              TAX FREE MONEY MARKET FUND
                                                 ----------------------------------------------------
                                                                       MORGAN^
                                                 ----------------------------------------------------
                                                                      YEAR ENDED
                                                 ----------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                 8/31/03    8/31/02    8/31/01    8/31/00    8/31/99
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
-----------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                           0.01       0.01       0.03       0.03       0.03
      Less dividends from net investment income      0.01       0.01       0.03       0.03       0.03
                                                 --------   --------   --------   --------   --------
Net asset value, end of period                   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
-----------------------------------------------------------------------------------------------------
TOTAL RETURN                                         0.69%      1.21%      3.13%      3.37%      2.73%
=====================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------
     Net assets, end of period (millions)        $    655   $    903   $    907   $    895   $    754
-----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
-----------------------------------------------------------------------------------------------------
     Net expenses                                    0.59%      0.59%      0.59%      0.59%      0.59%
-----------------------------------------------------------------------------------------------------
     Net investment income                           0.72%      1.14%      3.09%      3.33%      2.68%
-----------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements
      and earnings credits                           0.69%      0.69%      0.72%      0.75%      0.73%
-----------------------------------------------------------------------------------------------------
     Net investment income without waivers,
      reimbursements and earnings credits            0.62%      1.04%      2.96%      3.17%      2.54%
-----------------------------------------------------------------------------------------------------

                                                              TAX FREE MONEY MARKET FUND
                                                 ----------------------------------------------------
                                                                       PREMIER
                                                 ----------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                                      YEAR ENDED
-----------------------------------------------------------------------------------------------------
                                                 8/31/03    8/31/02    8/31/01    8/31/00    8/31/99
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
-----------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                           0.01       0.01       0.03       0.03       0.03
      Less dividends from net investment income      0.01       0.01       0.03       0.03       0.03
                                                 --------   --------   --------   --------   --------
Net asset value, end of period                   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
-----------------------------------------------------------------------------------------------------
TOTAL RETURN                                         0.83%      1.35%      3.21%      3.41%      2.78%
=====================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------
     Net assets, end of period (millions)        $  3,429   $  3,066   $    116   $    120   $    130
-----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
-----------------------------------------------------------------------------------------------------
     Net expenses                                    0.45%      0.45%      0.51%      0.55%      0.54%
-----------------------------------------------------------------------------------------------------
     Net investment income                           0.82%      1.25%      3.17%      3.40%      2.74%
-----------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements
      and earnings credits                           0.47%      0.48%      0.53%      0.59%      0.56%
-----------------------------------------------------------------------------------------------------
     Net investment income without waivers,
      reimbursements and earnings credits            0.80%      1.22%      3.15%      3.26%      2.72%
-----------------------------------------------------------------------------------------------------

  ^ Formerly Vista Shares.

                       See notes to financial statements.

                                                                         TAX FREE MONEY MARKET FUND
                                                 --------------------------------------------------------------------------
                                                                        AGENCY@                             INSTITUTIONAL
                                                 ----------------------------------------------------   -------------------
                                                                      YEAR ENDED                          YEAR     9/10/01**
                                                 ----------------------------------------------------    ENDED       THROUGH
PER SHARE OPERATING PERFORMANCE:                 8/31/03    8/31/02    8/31/01    8/31/00    8/31/99    8/31/03      8/31/02
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $    1.00
----------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                           0.01       0.02       0.03       0.04       0.03       0.01        0.02
      Less dividends from net investment income      0.01       0.02       0.03       0.04       0.03       0.01        0.02
                                                 --------   --------   --------   --------   --------   --------   ---------
Net asset value, end of period                   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $    1.00
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                     1.02%      1.54%      3.47%      3.71%      3.07%      1.09%       1.54%
============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (millions)        $    725   $  1,091   $    921   $    640   $    476   $  6,332   $   3,891
----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
----------------------------------------------------------------------------------------------------------------------------
     Net expenses                                    0.26%      0.26%      0.26%      0.26%      0.26%      0.20%       0.20%
----------------------------------------------------------------------------------------------------------------------------
     Net investment income                           1.05%      1.45%      3.42%      3.67%      3.01%      1.05%       1.46%
----------------------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements
      and earnings credits                           0.33%      0.33%      0.36%      0.39%      0.35%      0.32%       0.33%
----------------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers,
      reimbursements and earnings credits            0.98%      1.38%      3.32%      3.54%      2.92%      0.93%       1.33%
----------------------------------------------------------------------------------------------------------------------------

  @ Formerly Institutional Shares.
 ** Commencement of offering of class of shares.
(b) Not annualized for periods less than one year.
  # Short periods have been annualized.

                       See notes to financial statements.

                                                                           LIQUID ASSETS MONEY MARKET FUND
                                                 ---------------------------------------------------------------------------------
                                                       MORGAN              PREMIER               AGENCY           INSTITUTIONAL
                                                 ------------------   ------------------   ------------------   ------------------
                                                  YEAR     4/1/02**    YEAR     4/1/02**    YEAR     4/1/02**    YEAR     4/1/02**
                                                  ENDED    THROUGH     ENDED    THROUGH     ENDED    THROUGH     ENDED    THROUGH
PER SHARE OPERATING PERFORMANCE:                 8/31/03   8/31/02    8/31/03   8/31/02    8/31/03   8/31/02    8/31/03   8/31/02
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $  1.00   $   1.00   $  1.00   $   1.00   $  1.00   $   1.00   $  1.00   $   1.00
----------------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                          0.01       0.01      0.01       0.01      0.01       0.01      0.01       0.01
      Less dividends from net investment income     0.01       0.01      0.01       0.01      0.01       0.01      0.01       0.01
                                                 -------   --------   -------   --------   -------   --------   -------   --------
Net asset value, end of period                   $  1.00   $   1.00   $  1.00   $   1.00   $  1.00   $   1.00   $  1.00   $   1.00
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                    0.95%      0.64%     1.09%      0.70%     1.29%      0.78%     1.35%      0.81%
==================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (millions)        $    18   $     17   $    36   $     26   $   284   $     53   $ 2,233   $  1,119
----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
----------------------------------------------------------------------------------------------------------------------------------
     Net expenses                                   0.54%      0.45%     0.40%      0.31%     0.21%      0.13%     0.15%      0.08%
----------------------------------------------------------------------------------------------------------------------------------
     Net investment income                          0.95%      1.51%     1.08%      1.65%     1.16%      1.82%     1.27%      1.87%
----------------------------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements
      and earnings credits                          0.87%      0.83%     0.51%      0.63%     0.33%      0.44%     0.33%      0.40%
----------------------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers,
      reimbursements and earnings credits           0.62%      1.13%     0.97%      1.33%     1.04%      1.51%     1.09%      1.55%
----------------------------------------------------------------------------------------------------------------------------------

 ** Commencement of operations.
(b) Not annualized for periods less than one year.
  # Short periods have been annualized.

                       See notes to financial statements.

                                                              PRIME MONEY MARKET FUND
                                                 -----------------------------------------------------
                                                                        MORGAN^
                                                 -----------------------------------------------------
                                                                 YEAR ENDED                  10/1/98**
                                                 -----------------------------------------   THROUGH
PER SHARE OPERATING PERFORMANCE:                 8/31/03    8/31/02    8/31/01    8/31/00    8/31/99
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $   1.00   $   1.00   $   1.00   $   1.00   $    1.00
------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                           0.01       0.02       0.05       0.06        0.04
      Less dividends from net investment income      0.01       0.02       0.05       0.06        0.04
                                                 --------   --------   --------   --------   ---------
Net asset value, end of period                   $   1.00   $   1.00   $   1.00   $   1.00   $    1.00
------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                     0.87%      1.71%      5.10%      5.65%       4.26%
======================================================================================================
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------
     Net assets, end of period (millions)        $  4,627   $  7,552   $ 10,367   $  1,475   $     515
------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
------------------------------------------------------------------------------------------------------
     Net expenses                                    0.59%      0.58%      0.59%      0.59%       0.59%
------------------------------------------------------------------------------------------------------
     Net investment income                           0.90%      1.72%      4.82%      5.53%       4.61%
------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements
      and earnings credits                           0.62%      0.61%      0.61%      0.61%       0.72%
------------------------------------------------------------------------------------------------------
     Net investment income without waivers,
      reimbursements and earnings credits            0.87%      1.69%      4.80%      5.51%       4.48%
------------------------------------------------------------------------------------------------------

                                                              PRIME MONEY MARKET FUND
                                                 ---------------------------------------------------
                                                                     PREMIER
                                                 ---------------------------------------------------
                                                                    YEAR ENDED
                                                 ---------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                 8/31/03    8/31/02    8/31/01    8/31/00    8/31/99
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $  1.00   $   1.00   $   1.00   $   1.00   $   1.00
----------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                          0.01       0.02       0.05       0.06       0.05
      Less dividends from net investment income     0.01       0.02       0.05       0.06       0.05
                                                 -------   --------   --------   --------   --------
Net asset value, end of period                   $  1.00   $   1.00   $   1.00   $   1.00   $   1.00
----------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                    1.01%      1.85%      5.25%      5.81%      4.90%
====================================================================================================
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------
     Net assets, end of period (millions)        $ 5,412   $  5,182   $  2,153   $  1,841   $  1,094
----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
----------------------------------------------------------------------------------------------------
     Net expenses                                   0.45%      0.44%      0.45%      0.45%      0.45%
----------------------------------------------------------------------------------------------------
     Net investment income                          1.00%      1.80%      4.96%      5.67%      4.77%
----------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements
      and earnings credits                          0.46%      0.47%      0.49%      0.49%      0.49%
----------------------------------------------------------------------------------------------------
     Net investment income without waivers,
      reimbursements and earnings credits           0.99%      1.77%      4.92%      5.63%      4.73%
----------------------------------------------------------------------------------------------------

  ^ Formerly Vista Shares.
 ** Commencement of offering of class of shares.
(b) Not annualized for periods less than one year.
  # Short periods have been annualized.

                       See notes to financial statements.

                                                               PRIME MONEY MARKET FUND
                                                 ----------------------------------------------------
                                                                       AGENCY@
                                                 ----------------------------------------------------
                                                                      YEAR ENDED
                                                 ----------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                 8/31/03    8/31/02    8/31/01    8/31/00    8/31/99
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
-----------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                           0.01       0.02       0.05       0.06       0.05
      Less dividends from net investment income      0.01       0.02       0.05       0.06       0.05
                                                 --------   --------   --------   --------   --------
Net asset value, end of period                   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
-----------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                     1.20%      2.05%      5.45%      6.01%      5.10%
=====================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------
     Net assets, end of period (millions)        $ 12,648   $ 12,562   $ 16,676   $  9,430   $  8,161
-----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
-----------------------------------------------------------------------------------------------------
     Net expenses                                    0.26%      0.25%      0.26%      0.26%      0.26%
-----------------------------------------------------------------------------------------------------
     Net investment income                           1.20%      2.08%      5.15%      5.86%      4.96%
-----------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements
      and earnings credits                           0.31%      0.32%      0.33%      0.33%      0.33%
-----------------------------------------------------------------------------------------------------
     Net investment income without waivers,
      reimbursements and earnings credits            1.15%      2.01%      5.08%      5.79%      4.89%
-----------------------------------------------------------------------------------------------------

                                                               PRIME MONEY MARKET FUND
                                                 ----------------------------------------------------
                                                                       CLASS B
                                                 ----------------------------------------------------
                                                                      YEAR ENDED
                                                 ----------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                 8/31/03    8/31/02    8/31/01    8/31/00    8/31/99
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
-----------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                             --+      0.01       0.04       0.05       0.04
      Less dividends from net investment income        --+      0.01       0.04       0.05       0.04
                                                 --------   --------   --------   --------   --------
Net asset value, end of period                   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
-----------------------------------------------------------------------------------------------------
TOTAL RETURN (1)                                     0.25%      1.05%      4.43%      4.97%      4.07%
=====================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------
     Net assets, end of period (millions)        $     10   $     13   $     18   $     11   $     36
-----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
-----------------------------------------------------------------------------------------------------
     Net expenses                                    1.21%      1.23%      1.24%      1.25%      1.25%
-----------------------------------------------------------------------------------------------------
     Net investment income                           0.27%      1.10%      4.17%      4.87%      4.00%
-----------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements
      and earnings credits                           1.27%      1.26%      1.26%      1.27%      1.47%
-----------------------------------------------------------------------------------------------------
     Net investment income without waivers,
      reimbursements and earnings credits            0.21%      1.07%      4.15%      4.85%      3.78%
-----------------------------------------------------------------------------------------------------

  @ Formerly Institutional Shares.
  + Amount rounds to less than $.005.
(1) Total Return figures do not include the effect of any deferred sales load.

                       See notes to financial statements.

                                                                          PRIME MONEY MARKET FUND
                                                 --------------------------------------------------------------------------
                                                                       CLASS C                             INSTITUTIONAL
                                                 ----------------------------------------------------   -------------------
                                                                      YEAR ENDED                         YEAR      9/10/01**
                                                 ----------------------------------------------------    ENDED     THROUGH
PER SHARE OPERATING PERFORMANCE:                 8/31/03    8/31/02    8/31/01    8/31/00    8/31/99    8/31/03    8/31/02
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
---------------------------------------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                             --+      0.01       0.04       0.05       0.04       0.01       0.02
      Less dividends from net investment income        --+      0.01       0.04       0.05       0.04       0.01       0.02
                                                 --------   --------   --------   --------   --------   --------   --------
Net asset value, end of period                   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (1)(b)                                  0.25%      1.05%      4.43%      4.95%      3.85%      1.27%      2.02%
===========================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (millions)        $      1   $      1   $     --*  $     --*  $      1   $ 25,075   $ 21,881
---------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
---------------------------------------------------------------------------------------------------------------------------
     Net expenses                                    1.21%      1.23%      1.24%      1.26%      1.45%      0.20%      0.19%
---------------------------------------------------------------------------------------------------------------------------
     Net investment income                           0.25%      1.16%      4.17%      4.86%      3.75%      1.24%      2.06%
---------------------------------------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements
      and earnings credits                           1.27%      1.26%      1.26%      1.26%      1.45%      0.31%      0.32%
---------------------------------------------------------------------------------------------------------------------------
     Net investment income without waivers,
      reimbursements and earnings credits            0.19%      1.13%      4.15%      4.86%      3.75%      1.13%      1.93%
---------------------------------------------------------------------------------------------------------------------------

                                                          PRIME MONEY MARKET FUND
                                                 -----------------------------------------
                                                                  RESERVE
                                                 -----------------------------------------
                                                           YEAR ENDED             7/31/00**
                                                 ------------------------------   THROUGH
PER SHARE OPERATING PERFORMANCE:                 8/31/03    8/31/02    8/31/01    8/31/00
------------------------------------------------------------------------------------------
Net asset value, beginning of period             $   1.00   $   1.00   $   1.00   $   1.00
------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                           0.01       0.02       0.05       0.01
      Less dividends from net investment income      0.01       0.02       0.05       0.01
                                                 --------   --------   --------   --------
Net asset value, end of period                   $   1.00   $   1.00   $   1.00   $   1.00
------------------------------------------------------------------------------------------
TOTAL RETURN (1)(b)                                  0.76%      1.60%      4.88%      0.50%
==========================================================================================
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------
     Net assets, end of period (millions)        $    355   $    393   $     10   $     --*
------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
------------------------------------------------------------------------------------------
     Net expenses                                    0.70%      0.68%      0.79%      0.79%
------------------------------------------------------------------------------------------
     Net investment income                           0.76%      1.41%      4.62%      5.33%
------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements
      and earnings credits                           0.71%      0.72%      2.17%      1.45%
------------------------------------------------------------------------------------------
     Net investment income without waivers,
      reimbursements and earnings credits            0.75%      1.37%      3.24%      4.67%
------------------------------------------------------------------------------------------

 ** Commencement of offering of class of shares.
  + Amount rounds to less than $.005.
(1) Total Return figures do not include the effect of any front-end or deferred sales load.
(b) Not annualized for periods less than one year.
  # Short periods have been annualized.
  * Amount rounds to less than one million.

                       See notes to financial statements.

                                                          PRIME MONEY MARKET FUND
                                                 ---------------------------------------------
                                                         SELECT             CASH MANAGEMENT
                                                 ---------------------   ---------------------
                                                   YEAR      9/10/01**     YEAR      9/10/01**
                                                   ENDED      THROUGH      ENDED      THROUGH
PER SHARE OPERATING PERFORMANCE:                  8/31/03     8/31/02     8/31/03     8/31/02
----------------------------------------------------------------------------------------------
Net asset value, beginning of period             $    1.00   $    1.00   $    1.00   $    1.00
----------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                            0.01        0.02        0.01        0.01
      Less dividends from net investment income       0.01        0.02        0.01        0.01
                                                 ---------   ---------   ---------   ---------
Net asset value, end of period                   $    1.00   $    1.00   $    1.00   $    1.00
----------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                      1.02%       1.78%       0.50%       1.25%
==============================================================================================
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------
     Net assets, end of period (millions)        $     776   $   1,064   $     544   $     282
----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #
----------------------------------------------------------------------------------------------
     Net expenses                                     0.44%       0.42%       0.95%       0.96%
----------------------------------------------------------------------------------------------
     Net investment income                            1.03%       1.83%       0.48%       1.17%
----------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements
      and earnings credits                            0.47%       0.46%       0.96%       0.99%
----------------------------------------------------------------------------------------------
     Net investment income without waivers,
      reimbursements and earnings credits             1.00%       1.79%       0.47%       1.14%
----------------------------------------------------------------------------------------------

 ** Commencement of offering of class of shares.
(b) Not annualized for periods less than one year.
  # Short periods have been annualized.

                       See notes to financial statements.

    JPMORGAN FUNDS
    Report of Independent Auditors

To the Trustees and Shareholders of
J.P.Morgan Mutual Fund Trust:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the JPMorgan 100% U.S. Treasury Securities Money Market Fund, JPMorgan U.S. Government Money Market Fund, JPMorgan Treasury Plus Money Market Fund, JPMorgan Federal Money Market Fund, JPMorgan California Tax Free Money Market Fund, JPMorgan New York Tax Free Money Market Fund, JPMorgan Tax Free Money Market Fund, JPMorgan Liquid Assets Money Market Fund, and JPMorgan Prime Money Market Fund (separate portfolios of J.P.Morgan Mutual Fund Trust, hereafter referred to as the "Funds") at August 31, 2003, the results of each of their operations for the year then ended and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
October 20, 2003

    JPMORGAN FUNDS
    Trustee and Officer Information (unaudited)

The following tables contain basic information regarding the Trustees and Officers, respectively, that oversee operations of the Trusts and other investment companies within the JPMorgan Funds complex.

                          POSITIONS                                                NUMBER OF PORT-       OTHER
                          HELD WITH                       PRINCIPAL                FOLIOS IN JPMORGAN    DIRECTORSHIPS
                          EACH           TERM OF OFFICE   OCCUPATIONS              FUND COMPLEX(1)       HELD OUTSIDE
NAME, CONTACT ADDRESS     JPMORGAN       AND LENGTH OF    DURING PAST              OVERSEEN BY           JPMORGAN FUND
AND DATE OF BIRTH         TRUST          TIME SERVED      5 YEARS                  TRUSTEE               COMPLEX
------------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEE(S)

William J. Armstrong;     Trustee        Since 1994       Retired; Vice President  71                    None
522 Fifth Avenue,                                         and Treasurer of
New York, NY 10036;                                       Ingersoll-Rand Company
12/4/1941                                                 (manufacturer of
                                                          industrial equipment)
                                                          (1972-2000)

Roland R. Eppley, Jr.;    Trustee        Since 1994       Retired                  71                    Director, Janel Hydro,
522 Fifth Avenue,                                                                                        Inc. (1993-present)
New York, NY 10036;
4/1/1932

Ann Maynard Gray;         Trustee        Since 2001       Vice President of        71                    Director of Duke Energy
522 Fifth Avenue,                                         Capital Cities/ABC,                            Corporation (1997-Present)
New York, NY 10036;                                       Inc. (communications)                          Director of Elan
8/22/1945                                                 (1986-1998); President                         Corporation, Plc
                                                          of Diversified                                 (pharmaceuticals)
                                                          Publishing Group                               (2001-Present); Director of
                                                          (1991-1997)                                    The Phoenix Companies
                                                                                                         (wealth management
                                                                                                         services) (2002-Present)

Matthew Healey;           Trustee and    Since 2001       Retired; Chief Executive 71                    None
522 Fifth Avenue,         President of                    Officer of certain
New York, NY 10036;       the Board of                    J.P. Morgan Fund Trusts
8/23/1937                 Trustees                        (1982-2001)

Fergus Reid, III;         Trustee and    Since 1994       Chairman of Lumelite     71                    Trustee of 16 Morgan
522 Fifth Avenue,         Chairman of                     Corporation (plastics                          Stanley Funds
New York, NY 10036;       the Board of                    manufacturing)                                 (1995-Present)
8/12/1932                 Trustees                        (1985-present)

James J. Schonbachler;    Trustee        Since 2001       Retired; Managing        71                    None
522 Fifth Avenue,                                         Director of Bankers
New York, NY 10036;                                       Trust Company,
1/26/1943                                                 (financial services)
                                                          (1968-1998); Group Head
                                                          and Director of Bankers
                                                          Trust, A.G., Zurich and
                                                          BT Brokerage Corp.
                                                          (financial services)
                                                          (1995-2002)

Robert J. Higgins;        Trustee        Since 2002       Director of              71                    Director of Providian
522 Fifth Avenue,                                         Administration of the                          Financial Corp. (banking)
New York, NY 10036;                                       State of Rhode Island                          (2002-Present)
10/9/1945                                                 (2003-Present);
                                                          President - Consumer
                                                          Banking and Investment
                                                          Services Fleet Boston
                                                          Financial (1971-2002)

                          POSITIONS                                                NUMBER OF PORT-       OTHER
                          HELD WITH                       PRINCIPAL                FOLIOS IN JPMORGAN    DIRECTORSHIPS
                          EACH           TERM OF OFFICE   OCCUPATIONS              FUND COMPLEX(1)       HELD OUTSIDE
NAME, CONTACT ADDRESS     JPMORGAN       AND LENGTH OF    DURING PAST              OVERSEEN BY           JPMORGAN FUND
AND DATE OF BIRTH         TRUST          TIME SERVED      5 YEARS                  TRUSTEE               COMPLEX
------------------------------------------------------------------------------------------------------------------------------------
Dr. Matthew Goldstein;    Trustee        Since 2003       Chancellor of the City   71                    Trustee of the Albert
522 Fifth Avenue,                                         University of New York,                        Einstein School of Medicine
New York, NY 10036;                                       since September 1,                             (1998-Present); Trustee of
11/10/1941                                                1999; President,                               Bronx University (New York)
                                                                                                         Lebanon Hospital Center
                                                          Adelphi University                             (1992-Present); Director of
                                                          (New York) (1998-1999).                        New Plan Excel Realty
                                                                                                         Trust, Inc (real estate
                                                                                                         investment company)
                                                                                                         (2000-Present); Director of
                                                                                                         Lincoln Center Institute
                                                                                                         for the Arts in Education
                                                                                                         (1999-Present); Director of
                                                                                                         Jewish Community Relations
                                                                                                         Counsel of New York, Inc
                                                                                                         (2000-Present); Director of
                                                                                                         United Way of New York City
                                                                                                         (2002-Present).

William G. Morton, Jr.;   Trustee        Since 2003       Formerly Chairman        71                    Director of Radio Shack
522 Fifth Avenue,                                         Emeritus (March 2001-                          Corporation (electronics)
New York, NY 10036;                                       October 2002), and                             (1987-Present); Director of
3/13/1937                                                 Chairman and Chief                             the Griswold Company
                                                          Executive Officer,                             (securities brokerage)
                                                          Boston Stock Exchange                          (2002-Present); Director of
                                                          (June 1985-March                               The National Football
                                                          2001).                                         Foundation and College Hall
                                                                                                         of Fame (1994-
                                                                                                         Present); Trustee of the
                                                                                                         Berklee College of Music
                                                                                                         (1998-Present); Trustee of
                                                                                                         the Stratton Mountain
                                                                                                         School (2001-Present).

INTERESTED TRUSTEE(S)

Leonard M. Spalding*      Trustee        Since 1998       Retired; Chief           71                    Director of Glenview Trust;
522 Fifth Avenue,                                         Executive Officer of                           Director of Pizza
New York, NY 10036;                                       Chase Mutual Funds                             Magia; Trustee of St.
7/20/1935                                                 (investment company)                           Catherine College
                                                          (1989-1998); Chief                             Trust; Trustee of
                                                          Investment Executive of                        Bellarmine University
                                                          Chase Manhattan Private                        of Marion Washington
                                                          Bank (investment                               Airport Trust; Director
                                                          management) (1990-1995)                        Board Trust; Director of
                                                                                                         Springfield Washington
                                                                                                         Economic Development
                                                                                                         Board Trust.

(1) A Fund Complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investment services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other investment companies. The JPMorgan Fund complex for which the Trustees serve includes 11 investment companies.
* Mr. Spalding is deemed to be an "interested person" due to his ownership of equity securities of J.P. Morgan Chase & Co.

                       POSITIONS
                       HELD WITH                        PRINCIPAL
NAME,                  EACH            TERM OF OFFICE   OCCUPATIONS
CONTACT ADDRESS        JPMORGAN        AND LENGTH OF    DURING PAST
AND DATE OF BIRTH      TRUST           TIME SERVED      5 YEARS
----------------------------------------------------------------------------------------------------------------
George Gatch;          President       Since 2001       Managing Director, J.P. Morgan Investment Management
522 Fifth Avenue,                                       Inc.; Head of J.P. Morgan Fleming's U.S. Mutual Funds
New York, NY                                            and Financial Intermediaries Business ("FFI"); he has
10036;                                                  held numerous positions throughout the firm in
12/21/1962                                              business management, marketing and sales.

David Wezdenko;        Treasurer       Since 2001       Managing Director, J.P. Morgan Investment Management
522 Fifth Avenue,                                       Inc.; Chief Operating Officer for FFI; since joining
New York, NY                                            J.P. Morgan Chase in 1996, he has held numerous
10036;                                                  financial and operation related positions supporting
10/2/1963                                               the J.P. Morgan pooling funds business.

Sharon J. Weinberg;    Secretary       Since 2001       Managing Director, J.P. Morgan Investment Management
522 Fifth Avenue,                                       Inc.; Head of Business and Product Strategy for
New York, NY                                            FFI; since joining J.P. Morgan Chase in 1996, she has
10036;                                                  held numerous positions throughout the asset
6/15/1959                                               management business in mutual funds
                                                        marketing, legal and product development.

Stephen M. Ungerman;   Vice            Since 2001       Vice President, J.P. Morgan Investment Management
522 Fifth Avenue,      President                        Inc.; Fund Administration - Pooled Vehicles; prior to
New York, NY           and                              joining J.P. Morgan Chase in 2000, he held a number of
10036;                 Assistant                        senior management positions in Prudential Financial's
6/2/1953               Treasurer                        asset management business, including assistant General
                                                        Counsel, Tax Director and Co-head of Fund
                                                        Administration Department; Mr. Ungerman also served as
                                                        the Assistant Treasurer of all mutual funds managed
                                                        by Prudential.

Judy R. Bartlett;      Vice            Since 2001       Vice President and Assistant General Counsel,
522 Fifth Avenue,      President                        J.P. Morgan Investment Management Inc., since
New York, NY           and                              September 2000; from August 1998 through August
10036;                 Assistant                        2000, she was an attorney at New York Life Insurance
5/29/1965              Secretary                        Company where she served as Assistant Secretary for
                                                        the Mainstay Funds.

Joseph J. Bertini;     Vice            Since 2001       Vice President and Assistant General Counsel,
522 Fifth Avenue,      President                        J.P. Morgan Investment Management Inc.
New York, NY           and
10036;                 Assistant
11/4/1965              Secretary

Wayne H. Chan          Vice            Since 2003       Vice President and Assistant General Counsel,
522 Fifth Avenue,      President                        J.P. Morgan Investment Management Inc. since September
New York, NY           and                              2002; Mr. Chan was an associate at the law firm of
10036                  Assistant                        Shearman & Sterling LLP from May 2001 through September
6/27/1965              Secretary                        2002; Swidler Berlin Shereff Friedman LLP from June 1999
                                                        through May 2001 and Whitman Breed Abbott & Morgan LLP
                                                        from September 1997 through May 1999

Paul M. DeRusso        Assistant       Since 2001       Vice President, J.P. Morgan Investment Management, Inc.;
522 Fifth Avenue,      Treasurer                        Manager of the Budgeting and Expense Group of Funds
New York, NY                                            Administration Group.
10036
12/3/1954

Lai Ming Fung          Assistant       Since 2001       Associate, J.P. Morgan Investment Management, Inc.;
522 Fifth Avenue,      Treasurer                        Budgeting Analyst for the Budgeting and Expense Group
New York, NY                                            of Funds Administration Group.
10036
9/08/1974

Mary D. Squires        Assistant       Since 2001       Vice President, J.P. Morgan Investment Management, Inc.;
522 Fifth Avenue,      Treasurer                        Ms. Squires has held numerous financial and operations
New York, NY                                            positions supporting the J.P. Morgan Chase organization
10036                                                   complex.
1/8/1955

                       POSITIONS
                       HELD WITH                        PRINCIPAL
NAME,                  EACH            TERM OF OFFICE   OCCUPATIONS
CONTACT ADDRESS        JPMORGAN        AND LENGTH OF    DURING PAST
AND DATE OF BIRTH      TRUST           TIME SERVED      5 YEARS
----------------------------------------------------------------------------------------------------------------
Nimish S. Bhatt        Assistant       Since 2001       Senior Vice President of Alternative Investment and
3435 Stelzer Rd.       Treasurer                        Tax Services of BISYS Fund Services, Inc. since January
Columbus, OH                                            2002; held various positions within BISYS since
43219                                                   1996, including Senior Vice President of Fund
6/6/1963                                                Administration and Financial Services, Vice President
                                                        and Director of International Operation, Vice President
                                                        of Financial Administration and Vice President of Tax.

Arthur A. Jensen       Assistant       Since 2001       Vice President of Financial Services of BISYS Fund
3435 Selzer Rd.        Treasurer                        Services, Inc. since June 2001; formerly Section Manager
Columbus, OH                                            of Northern Trust Company and Accounting Supervisor at
43219                                                   Allstate Insurance Company.
9/28/1966

Martin R. Dean         Assistant       Since 2001       Vice President of Regulatory Services of BISYS Fund
3435 Stelzer Rd.       Treasurer                        Services, Inc.
Columbus, OH
43219
11/27/1963

Alaina Metz            Assistant       Since 2001       Chief Administrative Officer of BISYS Fund
3435 Stelzer Rd.       Secretary                        Services, Inc.; formerly, Supervisor of the Blue Sky
Columbus, OH                                            Department of Alliance Capital Management, L.P.
43219
4/7/1967

Ryan M. Louvar         Assistant       Since 2003       Counsel of Legal Services, BISYS Fund Services Inc.
60 State Street,       Secretary                        since 2000; formerly Attorney at Hill, Farrer & Burrill
Suite 1300                                              LLP from 1999 to 2000 and Knapp Petersen & Clarke, PC
Boston, MA                                              from 1997 to 1999.
02109
2/18/1972

Lisa Hurley            Assistant       Since 2001       Executive Vice President and General Counsel of BISYS
60 State Street,       Secretary                        Fund Services, Inc.
Suite 1300
Boston, MA
02109
5/29/1955

Thomas J. Smith        Vice President  Since 2002       Managing Director, Head of Compliance for J.P. Morgan
522 Fifth Avenue,      and Assistant                    Chase & Co.'s asset management business in the
New York, NY           Secretary                        Americas.
10036
6/24/1955

Additional information concerning the Trustees is contained in the Statement of Additional Information and is available without charge by calling
1-800-348-4782.

TAX LETTER (UNAUDITED)

JPMorgan 100% U.S. Treasury Securities Money Market Fund ("USTS")
JPMorgan U.S. Government Money Market Fund ("USG")
JPMorgan Treasury Plus Money Market Fund ("TP")
JPMorgan Federal Money Market Fund ("FED")
JPMorgan California Tax Free Money Market Fund ("CTF")
JPMorgan New York Tax Free Money Market Fund ("NYTF")
JPMorgan Tax Free Money Market Fund ("TF")
JPMorgan Liquid Assets Money Market Fund ("LA")
JPMorgan Prime Money Market Fund ("PRM")


Certain tax information regarding the JPMorgan Mutual Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended August 31, 2003. The information and distributions reported in this letter may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2003. The information necessary to complete your income tax returns for the calendar year ending December 31, 2003 will be received under separate cover.

The following schedule presents the source and percentage of income from government obligations for the fiscal year ended August 31, 2003.


                                           USTS       USG         TP        FED         LA        PRM
------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations                 99.89%      0.04%     48.37%      2.39%        --         --
Federal Farm Credit Bank                     --      10.39%        --      35.13%      0.10%        --
Federal Home Loan Bank                       --      13.04%        --      38.34%      1.07%        --
Student Loan Marketing Association           --       2.12%        --      12.11%      0.39%        --
Tennessee Valley Authority                   --       0.04%        --      11.42%        --         --
Federal Home Loan Mortgage                   --       9.22%        --         --         --       0.06%
Federal National Mortgage Association        --      22.95%        --         --       0.10%      0.58%

Also, for the fiscal year ended August 31, 2003:

* The dividends paid from net investment income are 99.62%, 99.51% and 99.71% exempt from Federal income tax for CTF, NYTF and TF, respectively.

* For shareholders who are subject to the Alternative Minimum Tax, the percentage of income from private activity bonds issued after August 7, 1986, which may be considered a tax preference item, was 17.44%, 7.51% and 13.86% for CTF, NYTF and TF, respectively.

During the period ended August 31, 2003, TF had long-term capital gain distributions of $119 (amount in thousands).

                      THIS PAGE IS INTENTIONALLY LEFT BLANK

JPMorgan Family of Funds


U.S. EQUITY FUNDS
Capital Growth Fund
Disciplined Equity Fund
Disciplined Equity Value Fund
Diversified Fund
Dynamic Small Cap Fund
Equity Growth Fund
Equity Income Fund
Growth and Income Fund
Mid Cap Equity Fund
Mid Cap Growth Fund
Mid Cap Value Fund
Small Cap Equity Fund
Small Cap Growth Fund
Trust Small Cap Equity Fund
U.S. Equity Fund
U.S. Small Company Fund
U.S. Small Company Opportunities Fund
Value Opportunities Fund

INTERNATIONAL EQUITY FUNDS
Fleming Asia Equity Fund
Fleming Emerging Markets Equity Fund
Fleming European Fund
Fleming International Equity Fund
Fleming International Growth Fund
Fleming International Opportunities Fund
Fleming International Value Fund
Fleming Japan Fund

SPECIALTY FUNDS
Global 50 Fund
Global Healthcare Fund
Market Neutral Fund

TAX AWARE FUNDS
Fleming Tax Aware International Opportunities Fund
Tax Aware Disciplined Equity Fund
Tax Aware Enhanced Income Fund
Tax Aware Large Cap Growth Fund
Tax Aware Large Cap Value Fund
Tax Aware Short-Intermediate Income Fund
Tax Aware U.S. Equity Fund

INCOME FUNDS
Bond Fund
Bond Fund II
Enhanced Income Fund
Fleming Emerging Markets Debt Fund
Global Strategic Income Fund
Short Term Bond Fund
Short Term Bond Fund II
Strategic Income Fund
U.S. Treasury Income Fund

TAX FREE FUNDS
California Bond Fund
Intermediate Tax Free Income Fund
New Jersey Tax Free Income Fund
New York Intermediate Tax Free Income Fund
Tax Free Income Fund

MONEY MARKET FUNDS
100% U.S. Treasury Securities Money Market Fund
California Tax Free Money Market Fund
Federal Money Market Fund
Liquid Assets Money Market Fund
New York Tax Free Money Market Fund
Prime Money Market Fund
Tax Free Money Market Fund
Treasury Plus Money Market Fund
U.S. Government Money Market Fund


               Funds may be registered under separate registrants.

ANNUAL REPORT

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc., which is unaffiliated with the JPMorgan Chase Bank. JPMorgan Chase and its respective affiliates receive compensation from JPMorgan Funds for providing services to the Funds.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

To obtain a prospectus for any of the JPMorgan Funds, call 1-800-348-4782. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.


                        JPMorgan Funds Fulfillment Center
                                393 Manley Street
                         WestBridgewater, MA 02379-1039


       (C) J.P. Morgan Chase & Co., 2003 All Rights Reserved. October 2003


                                                                     AN-MMKT-803

ITEM 2.  CODE OF ETHICS.

     (a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS.

THE REGISTRANT WILL PROVIDE ANY PERSON WITHOUT CHARGE, UPON REQUEST, A COPY OF THE CODE OF ETHICS. A REQUEST MAY BE MADE BY CALLING 1-800-348-4782.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

     (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                    (i) Has at least one audit committee financial expert serving on its audit committee; or

                    (ii) Does not have an audit committee financial expert serving on its audit committee.

THE REGISTRANT'S BOARD OF DIRECTORS HAS DETERMINED THAT THE REGISTRANT HAS AT LEAST ONE AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

          (2)  If the registrant provides the disclosure required by paragraph
               (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                    (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

THE AUDIT COMMITTEE FINANCIAL EXPERT IS WILLIAM ARMSTRONG. HE IS A "NON-INTERESTED" TRUSTEE AND IS ALSO "INDEPENDENT" AS DEFINED BY THE SECURITIES AND EXCHANGE COMMISSION FOR PURPOSES AUDIT COMMITTEE FINANCIAL EXPERT DETERMINATIONS.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

     (b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

          (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

     (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS WITH FISCAL YEARS ENDING ON OR AFTER DECEMBER 15, 2003.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

NOT APPLICABLE.


ITEM 6.  [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE


ITEM 8.  [RESERVED]


ITEM 9.  CONTROLS AND PROCEDURES.

     (a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

THE REGISTRANT'S PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE REASONABLY DESIGNED TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE REQUIRED TIME PERIODS AND THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT IN THE REPORTS THAT IT FILES OR SUBMITS ON FORM N-CSR IS ACCUMULATED AND COMMUNICATED TO THE REGISTRANT'S MANAGEMENT, INCLUDING ITS PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS, AS APPROPRIATE TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE.

     (b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 10. EXHIBITS.

     (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

NOT APPLICABLE - SEE ITEM 2 ABOVE.

     (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

     (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

                                   SIGNATURES

                           [See General Instruction F]

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        J.P. Morgan Mutual Fund Trust
            --------------------------------------------------------------------

By (Signature and Title)*                   /s/ David Wezdenko
                         -------------------------------------------------------
                                                David Wezdenko, Treasurer

Date                                        October 21,2003
    ----------------------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/ David Wezdenko
                         -------------------------------------------------------
                                                David Wezdenko, Treasurer

Date                                        October 21, 2003
    ----------------------------------------------------------------------------

By (Signature and Title)*                   /s/ George C.W. Gatch
                         -------------------------------------------------------
                                                George C.W. Gatch, President

Date                                        October 21, 2003
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.